MainStay Balanced Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 43.6% †
Asset-Backed Securities 4.5%
Automobile Asset-Backed Securities 0.2%
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2019-3A, Class A 2.36%, due 3/20/26	$750,000	$761,219
Series 2019-1A, Class A 3.45%, due 3/20/23	100,000	103,112
Mercedes Benz Auto Lease Trust Series 2019-A, Class A3 3.10%, due 11/15/21	250,000	252,563
		1,116,894
Other Asset-Backed Securities 4.3%
AIMCO CLO Series 2017-AA, Class A 3.226% (3 Month LIBOR + 1.26%), due 7/20/29 (a)(b)	500,000	500,251
Apidos CLO XXV Series 2016-25A, Class A1R 3.136% (3 Month LIBOR + 1.17%), due 10/20/31 (a)(b)	650,000	650,136
Apidos CLO XXXII Series 2019-32A, Class A1 3.228% (3 Month LIBOR + 1.32%), due 1/20/33 (a)(b)	600,000	599,999
ARES CLO, Ltd. Series 2016-41A, Class AR 3.201% (3 Month LIBOR + 1.20%), due 1/15/29 (a)(b)	750,000	750,226
ARES XXIX CLO, Ltd. Series 2014-1A, Class A1R 3.192% (3 Month LIBOR + 1.19%), due 4/17/26 (a)(b)	52,477	52,537
Bain Capital Credit CLO, Ltd. Series 2016-2A, Class AR 3.141% (3 Month LIBOR + 1.14%), due 1/15/29 (a)(b)	600,000	600,269
Benefit Street Partners CLO IV, Ltd. Series 2014-IVA, Class A1 3.216% (3 Month LIBOR + 1.25%), due 1/20/29 (a)(b)	500,000	500,632
Benefit Street Partners CLO XVIII, Ltd. Series 2019-18A, Class A 3.249% (3 Month LIBOR + 1.34%), due 10/15/32 (a)(b)	350,000	350,750
Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 3.164% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(b)	1,500,000	1,500,576
DB Master Finance LLC Series 2019-1A, Class A2I 3.787%, due 5/20/49 (a)	895,500	919,571
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.082%, due 7/25/47 (a)	2,248,250	2,262,594
Dryden CLO, Ltd. (a)(b)
Series 2018-71A, Class A 2.981% (3 Month LIBOR + 1.15%), due 1/15/29	750,000	750,491
Series 2019-76A, Class A1 3.264% (3 Month LIBOR + 1.33%), due 10/20/32	500,000	501,752
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	145,569	147,811
ELFI Graduate Loan Program LLC Series 2019-A, Class A 2.54%, due 3/25/44 (a)	925,988	929,765
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	194,500	194,745
Galaxy XXII CLO, Ltd. Series 2016-22A, Class A1R 3.001% (3 Month LIBOR + 1.00%), due 7/16/28 (a)(b)	250,000	250,056
Highbridge Loan Management, Ltd. (a)(b)
Series 2010A-16, Class A1R 3.106% (3 Month LIBOR + 1.14%), due 1/20/28	250,000	250,043
Series 2011-A17, Class A 3.499% (3 Month LIBOR + 1.26%), due 5/6/30	1,000,000	1,000,022
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.54%, due 2/25/32 (a)	455,357	471,963
Magnetite XVIII, Ltd. (a)(b)
Series 2016-18A, Class AR 3.238% (3 Month LIBOR + 1.08%), due 11/15/28 (a)(b)	600,000	600,015
Series 2019-23A, Class A 3.17% (3 Month LIBOR + 1.30%), due 10/25/32 (a)(b)	350,000	350,701
MVW Owner Trust Series 2019-1A, Class A 2.89%, due 11/20/36 (a)	439,825	451,481
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13%, due 2/15/68 (a)	500,000	513,800
Neuberger Berman CLO, Ltd. Series 2013-14A, Class AR2 2.793%, due 1/28/30	350,000	350,000
Octagon Investment Partners 30, Ltd. Series 2017-1A, Class A1 3.286% (3 Month LIBOR + 1.32%), due 3/17/30 (a)(b)	500,000	500,602
Palmer Square CLO, Ltd. (a)(b)
Series-2015-2A, Class A2R2 2.944% (3 Month LIBOR + 1.55%), due 7/20/30	250,000	250,000
Series 2014-1A, Class A1R2 3.132% (3 Month LIBOR + 1.13%), due 1/17/31	250,000	250,062
Series 2015-1A, Class A1R2 3.372% (3 Month LIBOR + 1.22%), due 5/21/29	750,000	750,451
Regatta VI Funding, Ltd. Series 2016-1A, Class AR 3.046% (3 Month LIBOR + 1.08%), due 7/20/28 (a)(b)	950,000	950,478
Sierra Timeshare Receivables Funding Co. LLC Series 2019-1A, Class A 3.20%, due 1/20/36 (a)	187,255	190,119
SMB Private Education Loan Trust Series 2019-B, Class A2A 2.84%, due 6/15/37 (a)	1,000,000	1,027,240
SoFi Professional Loan Program LLC (a)
Series 2019-C, Class A2FX 2.37%, due 11/16/48	375,000	377,371
Series 2020-A, Class A2FX 2.54%, due 5/15/46	300,000	304,747
Series 2019-A, Class A1FX 3.18%, due 6/15/48	278,105	281,034
Taco Bell Funding, LLC Series 2018-1A, Class A2I 4.318%, due 11/25/48 (a)	792,000	818,944
THL Credit Wind River CLO, Ltd. (a)(b)
Series 2017-2A, Class A 3.196% (3 Month LIBOR + 1.23%), due 7/20/30	250,000	250,212
Series 2017-4A, Class A 3.286% (3 Month LIBOR + 1.15%), due 11/20/30	507,000	506,790
TIAA CLO III, Ltd. Series 2017-2A, Class A 3.151% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(b)	500,000	498,944
TICP CLO XIII, Ltd. Series 2019 13A, Class A 3.507% (3 Month LIBOR + 1.30%), due 7/15/32 (a)(b)	500,000	500,859
Treman Park CLO, Ltd. Series 2015-1A, Class ARR 3.036% (3 Month LIBOR + 1.07%), due 10/20/28 (a)(b)	390,000	390,188
Voya CLO, Ltd. Series 2019-1A, Class A 3.171% (3 Month LIBOR + 1.17%), due 4/15/29 (a)(b)	400,000	400,229
Westcott Park CLO, Ltd. Series 2016 1A, Class AR 3.176% (3 Month LIBOR + 1.21%), due 7/20/28 (a)(b)	600,000	600,208
		24,298,664
Total Asset-Backed Securities (Cost $25,234,481)		25,415,558

Corporate Bonds 17.5%
Aerospace & Defense 0.3%
BAE Systems Holdings, Inc. 3.85%, due 12/15/25 (a)	640,000	694,513
Boeing Co.
2.70%, due 2/1/27	500,000	509,883
3.10%, due 5/1/26	360,000	376,055
		1,580,451
Auto Manufacturers 1.1%
Daimler Finance North America LLC 2.81% (3 Month LIBOR + 0.90%), due 2/15/22 (a)(b)	850,000	859,240
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	575,000	579,954
4.063%, due 11/1/24	1,275,000	1,315,836
General Motors Financial Co., Inc. 4.35%, due 4/9/25	955,000	1,027,288
Volkswagen Group of America Finance LLC (a)
2.795% (3 Month LIBOR + 0.86%), due 9/24/21 (b)	400,000	403,385
3.20%, due 9/26/26	475,000	499,613
4.00%, due 11/12/21	1,350,000	1,398,057
		6,083,373
Banks 5.4%
Bank of America Corp.
2.456%, due 10/22/25 (c)	575,000	587,411
4.45%, due 3/3/26	3,445,000	3,847,431
Bank of Montreal 2.518% (3 Month LIBOR + 0.63%), due 9/11/22 (b)	1,030,000	1,040,054
BNP Paribas S.A. 3.052%, due 1/13/31 (a)(c)	275,000	282,611
Canadian Imperial Bank of Commerce 2.25%, due 1/28/25	750,000	756,966
Citigroup, Inc. 4.60%, due 3/9/26	1,225,000	1,373,055
Fifth Third Bancorp 4.30%, due 1/16/24	1,100,000	1,192,100
Goldman Sachs Group, Inc.
2.905%, due 7/24/23 (c)	1,530,000	1,562,339
3.85%, due 1/26/27	905,000	981,710
HSBC Holdings PLC
2.537% (3 Month LIBOR + 0.65%), due 9/11/21 (b)	1,750,000	1,755,075
2.633%, due 11/7/25 (c)	1,000,000	1,016,762
Huntington Bancshares, Inc. 2.625%, due 8/6/24	1,700,000	1,745,956
JPMorgan Chase & Co. 2.301% (SOFR + 1.16%), due 10/15/25 (b)	3,125,000	3,174,465
Lloyds Banking Group PLC 2.907%, due 11/7/23 (c)	650,000	663,715
Mizuho Financial Group, Inc. 2.737% (3 Month LIBOR + 0.85%), due 9/13/23 (b)	475,000	478,136
Morgan Stanley
2.72%, due 7/22/25 (c)	1,675,000	1,723,474
3.625%, due 1/20/27	220,000	238,688
4.35%, due 9/8/26	1,320,000	1,469,979
PNC Bank N.A. 2.70%, due 10/22/29	550,000	566,439
Santander UK PLC 2.10%, due 1/13/23	200,000	201,634
Societe Generale S.A. 2.625%, due 1/22/25 (a)	2,550,000	2,578,336
Truist Bank 2.494% (3 Month LIBOR + 0.59%), due 5/17/22 (b)	1,750,000	1,761,153
Toronto Dominion Bank 2.437% (3 Month LIBOR + 0.53%), due 12/1/22 (b)	1,270,000	1,277,675
Wells Fargo & Co. 2.406%, due 10/30/25 (c)	575,000	583,939
		30,859,103
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.00%, due 4/13/28	565,000	633,072
4.75%, due 1/23/29	1,385,000	1,638,885
		2,271,957
Building Materials 0.4%
Masco Corp. 4.45%, due 4/1/25	1,245,000	1,371,932
Owens Corning 3.95%, due 8/15/29	850,000	921,699
		2,293,631
Chemicals 0.4%
Albemarle Corp. 2.941% (3 Month LIBOR + 1.05%), due 11/15/22 (a)(b)	850,000	851,742
Dow Chemical Co. 4.80%, due 11/30/28	10,000	11,626
NewMarket Corp. 4.10%, due 12/15/22	1,220,000	1,288,993
		2,152,361
Diversified Financial Services 0.5%
Blackstone Holdings Finance Co. LLC 2.50%, due 1/10/30 (a)	475,000	485,134
GE Capital International Funding Co. 3.373%, due 11/15/25	1,850,000	1,962,503
TD Ameritrade Holding Corp. 2.95%, due 4/1/22	625,000	640,420
		3,088,057
Electric 1.5%
Commonwealth Edison Co. 3.10%, due 11/1/24	340,000	356,531
DTE Electric Co. 2.65%, due 6/15/22	600,000	610,244
Emera U.S. Finance, L.P. 2.70%, due 6/15/21	1,410,000	1,426,899
Entergy Arkansas LLC 3.70%, due 6/1/24	715,000	767,315
Entergy Corp. 4.00%, due 7/15/22	1,345,000	1,407,711
Exelon Corp. 2.85%, due 6/15/20	930,000	932,535
FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	1,385,000	1,526,019
NextEra Energy Capital Holdings, Inc. 3.25%, due 4/1/26	615,000	653,279
WEC Energy Group, Inc. 3.375%, due 6/15/21	740,000	756,193
		8,436,726
Food 0.3%
Conagra Brands, Inc. 4.85%, due 11/1/28	665,000	778,754
Ingredion, Inc. 4.625%, due 11/1/20	440,000	448,430
Kraft Heinz Food Co. 3.00%, due 6/1/26	245,000	249,217
		1,476,401
Health Care---Products 0.4%
Becton Dickinson & Co. 2.894%, due 6/6/22	2,413,000	2,468,615

Insurance 0.2%
MET Tower Global Funding 2.084% (SOFR + 0.55%), due 1/17/23 (a)(b)	1,250,000	1,251,807

Iron & Steel 0.3%
Carpenter Technology Corp. 4.45%, due 3/1/23	350,000	367,742
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	1,460,000	1,558,423
		1,926,165
Media 0.1%
Fox Corp. 4.709%, due 1/25/29 (a)	485,000	564,617

Miscellaneous---Manufacturing 0.1%
Parker-Hannifin Corp. 3.25%, due 6/14/29	415,000	445,215

Multi-National 0.1%
International Bank for Reconstruction & Development 2.20%, due 9/23/22	550,000	550,195

Oil & Gas 0.9%
Cenovus Energy, Inc. 4.25%, due 4/15/27	375,000	400,215
Helmerich & Payne, Inc. 4.65%, due 3/15/25	680,000	746,175
Occidental Petroleum Corp.
3.36% (3 Month LIBOR + 1.45%), due 8/15/22 (b)	550,000	553,075
4.85%, due 3/15/21	1,514,000	1,559,125
5.55%, due 3/15/26	1,205,000	1,392,706
Petroleos Mexicanos 5.35%, due 2/12/28	175,000	176,584
		4,827,880
Oil & Gas Services 0.3%
Schlumberger Holdings Corp. 3.75%, due 5/1/24 (a)	1,345,000	1,434,528

Packaging & Containers 0.2%
WRKCo., Inc. 3.75%, due 3/15/25	1,270,000	1,360,993

Pharmaceuticals 0.9%
AbbVie, Inc. 2.95%, due 11/21/26 (a)	1,275,000	1,316,908
Bayer U.S. Finance II LLC 4.375%, due 12/15/28 (a)	885,000	995,989
Bristol-Myers Squibb Co. 3.20%, due 6/15/26 (a)	1,080,000	1,148,809
Cigna Corp. 4.125%, due 11/15/25	1,745,000	1,921,150
		5,382,856
Pipelines 0.9%
Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	1,685,000	1,794,735
Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	2,260,000	2,322,604
MPLX, L.P. 2.785% (3 Month LIBOR + 0.90%), due 9/9/21 (b)	600,000	602,204
Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	590,000	599,154
		5,318,697
Real Estate Investment Trusts 1.4%
American Campus Communities Operating Partnership, L.P. 3.30%, due 7/15/26	1,130,000	1,193,556
CyrusOne L.P. / CyrusOne Finance Corp. 3.45%, due 11/15/29	400,000	411,976
Healthpeak Properties, Inc. 3.25%, due 7/15/26	755,000	799,933
Highwoods Realty, L.P. 3.625%, due 1/15/23	1,975,000	2,053,210
Kimco Realty Corp. 3.80%, due 4/1/27	290,000	315,511
Realty Income Corp. 3.25%, due 10/15/22	880,000	912,577
SBA Tower Trust 2.836%, due 1/17/50 (a)	750,000	776,298
VEREIT Operating Partnership, L.P. 3.95%, due 8/15/27	1,195,000	1,290,153
		7,753,214
Retail 0.4%
CVS Health Corp.
3.25%, due 8/15/29	450,000	466,844
4.30%, due 3/25/28	1,755,000	1,944,693
		2,411,537
Software 0.4%
Fiserv, Inc.
3.20%, due 7/1/26	1,105,000	1,166,618
4.20%, due 10/1/28	780,000	880,680
		2,047,298
Telecommunications 0.6%
AT&T, Inc. 4.35%, due 3/1/29	1,030,000	1,161,781
Verizon Communications, Inc.
3.376%, due 2/15/25	233,000	248,904
4.016%, due 12/3/29	1,531,000	1,740,243
		3,150,928
Total Corporate Bonds (Cost $94,847,233)		99,136,605

Foreign Government Bonds 0.2%
Colombia 0.1%
Colombia Government International Bond 3.875%, due 4/25/27	350,000	376,075

Mexico 0.1%
United Mexican States 3.75%, due 1/11/28	350,000	371,000

Philippines 0.0% ‡
Philippine Government International Bond 3.00%, due 2/1/28	325,000	346,917

Poland 0.0% ‡
Republic of Poland Government International Bond 5.00%, due 3/23/22	175,000	186,798

Total Foreign Government Bonds (Cost $1,171,260)		1,280,790

Mortgage-Backed Securities 3.3%
Agency (Collateralized Mortgage Obligations) 0.1%
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
Series K090, Class A2 3.422%, due 2/25/29	450,000	500,974
Series K091, Class A2 3.505%, due 3/25/29	310,000	347,588
		848,562
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.5%
Bank
Series 2020-BN25, Class AS 2.841%, due 1/15/63	750,000	772,465
Series 2017-BNK5, Class A2 2.987%, due 6/15/60	600,000	612,581
Benchmark Mortgage Trust
Series 2018-B1, Class A2 3.571%, due 1/15/51	300,000	312,560
Series 2018-B2, Class A2 3.662%, due 2/15/51	250,000	261,442
BX Commercial Mortgage Trust Series 2019-XL, Class A 2.66% (1 Month LIBOR + 0.92%), due 10/15/36 (a)(b)	750,000	752,370
CD Mortgage Trust Series 2017-CD4, Class A2 3.03%, due 5/10/50	1,200,000	1,226,265
CFCRE Commercial Mortgage Trust Series 2017-C8, Class A2 2.982%, due 6/15/50	1,600,000	1,632,200
Colony Mortgage Capital, Ltd. Series 2019-IKPR, Class B 3.189% (1 Month LIBOR + 1.478%), due 11/15/38 (a)(b)	2,000,000	1,987,557
DBJPM Mortgage Trust Series 2017-C6, Class A2 2.917%, due 6/10/50	1,500,000	1,529,923
GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	400,000	404,962
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A2 2.936%, due 11/15/46	4,826	4,822
Series 2017-C33, Class A2 3.14%, due 5/15/50	2,000,000	2,049,375
Morgan Stanley Capital I Trust Series 2017-H1, Class A2 3.089%, due 6/15/50	1,700,000	1,740,379
UBS Commercial Mortgage Trust Series 2018-C8, Class A2 3.713%, due 2/15/51	800,000	842,841
		14,129,742
Whole Loan (Collateralized Mortgage Obligations) 0.7%
COLT Mortgage Loan Trust Series 2019-4, Class A1 2.579%, due 11/25/49 (a)(d)	668,147	673,509
JP Morgan Mortgage Trust Series 2019-1, Class A11 2.742% (1 Month LIBOR + 0.95%), due 5/25/49 (a)(b)	318,781	319,157
New Residential Mortgage Loan Trust Series 2020-NQM1, Class A1 2.464%, due 1/26/60 (a)(d)	500,000	501,653
Seasoned Loans Structured Transaction Trust
Series 2019-2, Class A2C 2.75%, due 9/25/29	1,300,000	1,342,592
Series 2019-3, Class A2C 2.75%, due 11/25/29	750,000	768,221
Sequoia Mortgage Trust Series 2020-1, Class A1 3.50%, due 2/25/50 (a)(d)	350,000	358,977
		3,964,109
Total Mortgage-Backed Securities (Cost $18,843,457)		18,942,413

U.S. Government & Federal Agencies 18.1%
Federal Farm Credit Bank 0.4%
2.03%, due 1/21/28	1,200,000	1,227,036
2.44%, due 10/16/28	775,000	776,487
		2,003,523
Federal Home Loan Bank 2.7%
1.625%, due 12/20/21	1,900,000	1,908,255
1.70%, due 5/15/20	850,000	850,357
2.15%, due 12/16/24	1,300,000	1,300,464
2.50%, due 12/10/27	1,700,000	1,791,165
2.875%, due 9/13/24	1,800,000	1,920,126
3.00%, due 3/10/28	500,000	548,964
3.125%, due 9/12/25	800,000	870,609
3.25%, due 6/9/28	1,200,000	1,337,412
3.25%, due 11/16/28	4,225,000	4,755,798
		15,283,150
Federal Home Loan Mortgage Corporation 0.5%
1.97%, due 2/6/25	1,300,000	1,300,017
2.05%, due 8/26/22	750,000	750,257
2.25%, due 8/12/24	1,000,000	1,000,103
		3,050,377
Federal National Mortgage Association 0.6%
1.625%, due 1/7/25	1,350,000	1,363,025
1.75%, due 7/2/24	825,000	838,192
2.00%, due 1/24/25	875,000	875,648
		3,076,865
United States Treasury Notes 13.9%
1.625%, due 11/15/22	19,855,600	20,024,683
1.75%, due 7/31/21	14,925,000	14,999,042
1.75%, due 12/31/24 (e)	4,425,000	4,513,500
1.75%, due 12/31/26	7,950,000	8,115,832
1.75%, due 11/15/29 (e)	5,735,000	5,854,404
2.50%, due 2/15/22	16,025,000	16,393,074
2.75%, due 4/30/23	8,725,000	9,122,397
		79,022,932
Total U.S. Government & Federal Agencies (Cost $100,447,178)		102,436,847
Total Long-Term Bonds (Cost $240,543,609)		247,212,213

	Shares
Common Stocks 52.3%
Aerospace & Defense 1.0%
Curtiss-Wright Corp.	8,115	1,180,164
General Dynamics Corp.	4,629	812,112
Huntington Ingalls Industries, Inc.	3,818	996,498
Raytheon Co.	4,851	1,071,780
Spirit AeroSystems Holdings, Inc., Class A	7,564	494,080
United Technologies Corp.	6,428	965,486
		5,520,120
Air Freight & Logistics 0.1%
FedEx Corp.	5,518	798,123

Airlines 0.4%
Delta Air Lines, Inc.	18,533	1,033,030
Southwest Airlines Co.	17,795	978,369
United Airlines Holdings, Inc. (f)	3,968	296,806
		2,308,205
Automobiles 0.3%
Ford Motor Co.	107,866	951,378
General Motors Co.	24,505	818,222
		1,769,600
Banks 2.1%
Bank of America Corp.	32,738	1,074,789
Bank OZK	38,856	1,056,106
Citigroup, Inc.	12,354	919,261
Comerica, Inc.	18,420	1,126,567
East West Bancorp, Inc.	7,795	357,323
Fifth Third Bancorp	29,648	843,486
First Hawaiian, Inc.	38,430	1,116,776
JPMorgan Chase & Co.	7,220	955,639
PNC Financial Services Group, Inc.	5,596	831,286
Signature Bank	5,174	734,139
Synovus Financial Corp.	5,412	189,528
Truist Financial Corp.	15,165	782,059
U.S. Bancorp	17,964	956,044
Wells Fargo & Co.	20,445	959,688
		11,902,691
Beverages 0.6%
Coca-Cola Co.	14,780	863,152
Constellation Brands, Inc., Class A	4,405	829,461
Keurig Dr. Pepper, Inc.	35,501	1,012,844
PepsiCo., Inc.	5,950	845,019
		3,550,476
Biotechnology 1.1%
Alexion Pharmaceuticals, Inc. (f)	10,290	1,022,723
Alkermes PLC (f)	15,367	267,539
Amgen, Inc.	4,751	1,026,454
Biogen, Inc. (f)	3,929	1,056,312
Bluebird Bio, Inc. (f)	74	5,897
Exelixis, Inc. (f)	3,552	61,094
Gilead Sciences, Inc.	17,469	1,104,041
Regeneron Pharmaceuticals, Inc. (f)	3,132	1,058,428
United Therapeutics Corp. (f)	3,472	339,110
		5,941,598
Building Products 0.4%
Johnson Controls International PLC	20,547	810,579
Masco Corp.	9,777	464,603
Owens Corning	18,498	1,118,944
		2,394,126
Capital Markets 2.5%
Ameriprise Financial, Inc.	9,629	1,592,733
Bank of New York Mellon Corp.	23,755	1,063,749
BlackRock, Inc.	2,061	1,086,868
Cboe Global Markets, Inc.	4,277	527,012
Charles Schwab Corp.	17,653	804,094
CME Group, Inc.	4,104	891,020
Evercore, Inc., Class A	13,713	1,050,690
Goldman Sachs Group, Inc.	3,479	827,132
Intercontinental Exchange, Inc.	11,480	1,145,015
Janus Henderson Group PLC	25,597	646,836
Legg Mason, Inc.	25,046	980,551
Morgan Stanley	17,754	927,824
State Street Corp.	25,225	1,907,767
TD Ameritrade Holding Corp.	19,445	923,249
		14,374,540
Chemicals 1.3%
Air Products & Chemicals, Inc.	4,153	991,363
Cabot Corp.	2,438	97,154
CF Industries Holdings, Inc.	2,134	85,958
Corteva, Inc.	27,084	783,269
Dow, Inc.	17,010	783,651
DuPont de Nemours, Inc.	14,118	722,559
FMC Corp.	4,741	453,192
Huntsman Corp.	24,809	510,073
Linde PLC	4,077	828,161
LyondellBasell Industries N.V., Class A	12,951	1,008,365
PPG Industries, Inc.	7,807	935,591
		7,199,336
Commercial Services & Supplies 0.5%
Clean Harbors, Inc. (f)	13,148	1,081,029
Republic Services, Inc.	9,088	863,814
Waste Management, Inc.	8,138	990,395
		2,935,238
Construction & Engineering 0.3%
AECOM (f)	25,113	1,211,200
Fluor Corp.	29,513	527,988
		1,739,188
Consumer Finance 0.9%
American Express Co.	7,503	974,415
Capital One Financial Corp.	10,534	1,051,293
Discover Financial Services	3,943	296,238
SLM Corp.	98,209	1,072,442
Synchrony Financial	43,922	1,423,512
		4,817,900
Containers & Packaging 0.0% ‡
Ardagh Group S.A.	6,702	127,874
WestRock Co.	2,301	89,739
		217,613
Distributors 0.2%
LKQ Corp. (f)	37,871	1,237,814

Diversified Consumer Services 0.1%
Frontdoor, Inc. (f)	15,063	641,383

Diversified Financial Services 0.7%
Berkshire Hathaway, Inc., Class B (f)	4,297	964,376
Equitable Holdings, Inc.	53,291	1,280,050
Jefferies Financial Group, Inc.	43,865	949,239
Voya Financial, Inc.	15,283	912,853
		4,106,518
Diversified Telecommunication Services 0.3%
AT&T, Inc.	25,521	960,100
Verizon Communications, Inc.	14,125	839,590
		1,799,690
Electric Utilities 2.3%
American Electric Power Co., Inc.	9,763	1,017,500
Duke Energy Corp.	8,895	868,419
Entergy Corp.	14,518	1,909,407
Evergy, Inc.	22,119	1,596,107
Eversource Energy	1,009	93,272
Exelon Corp.	17,826	848,339
FirstEnergy Corp.	35,571	1,806,651
IDACORP, Inc.	4,683	525,386
NextEra Energy, Inc.	3,790	1,016,478
PG&E Corp. (f)	19,088	290,328
Pinnacle West Capital Corp.	10,024	979,245
PPL Corp.	29,594	1,071,007
Southern Co.	12,394	872,538
Xcel Energy, Inc.	4,371	302,429
		13,197,106
Electrical Equipment 0.5%
Acuity Brands, Inc.	1,139	134,254
Eaton Corp. PLC	11,409	1,077,808
Emerson Electric Co.	12,614	903,541
Regal Beloit Corp.	7,582	594,884
		2,710,487
Electronic Equipment, Instruments & Components 0.8%
Arrow Electronics, Inc. (f)	14,785	1,122,773
Avnet, Inc.	27,310	996,542
Jabil, Inc.	26,787	1,041,746
SYNNEX Corp.	8,237	1,134,729
		4,295,790
Energy Equipment & Services 0.6%
Baker Hughes Co.	3,865	83,716
Helmerich & Payne, Inc.	26,704	1,082,847
Patterson-UTI Energy, Inc.	115,862	919,944
Schlumberger, Ltd.	30,662	1,027,484
		3,113,991
Entertainment 0.9%
Activision Blizzard, Inc.	16,395	958,779
Electronic Arts, Inc. (f)	9,842	1,062,149
Lions Gate Entertainment Corp., Class B (f)	103,221	963,052
Take-Two Interactive Software, Inc. (f)	9,722	1,211,750
Walt Disney Co.	6,010	831,243
		5,026,973
Equity Real Estate Investment Trusts 4.2%
Alexandria Real Estate Equities, Inc.	2,502	408,326
American Campus Communities, Inc.	10,527	482,874
American Homes 4 Rent, Class A	520	14,212
Apartment Investment & Management Co., Class A	1,878	98,989
AvalonBay Communities, Inc.	4,170	903,597
Boston Properties, Inc.	3,677	527,098
Brandywine Realty Trust	22,926	358,104
Camden Property Trust	3,261	366,634
Colony Capital, Inc.	72,631	339,187
Columbia Property Trust, Inc.	16,199	341,799
CoreSite Realty Corp.	2,567	301,494
Corporate Office Properties Trust	12,892	383,795
CubeSmart	15,370	486,768
CyrusOne, Inc.	8,252	502,134
Digital Realty Trust, Inc.	5,413	665,745
Duke Realty Corp.	7,848	284,961
Empire State Realty Trust, Inc., Class A	24,168	327,718
Equity Residential	14,405	1,196,767
Essex Property Trust, Inc.	1,512	468,357
Federal Realty Investment Trust	677	84,639
Gaming and Leisure Properties, Inc.	13,038	616,111
Healthpeak Properties, Inc.	10,580	380,774
Highwoods Properties, Inc.	2,684	134,495
Host Hotels & Resorts, Inc.	40,462	661,149
Invitation Homes, Inc.	10,823	340,600
Iron Mountain, Inc.	982	31,041
Kilroy Realty Corp.	559	46,157
Kimco Realty Corp.	1,888	35,966
Life Storage, Inc.	4,012	454,078
Medical Properties Trust, Inc.	6,656	147,430
Mid-America Apartment Communities, Inc.	6,072	833,139
National Retail Properties, Inc.	1,471	82,376
Omega Healthcare Investors, Inc.	1,704	71,483
Outfront Media, Inc.	13,179	391,943
Paramount Group, Inc.	26,252	369,103
Prologis, Inc.	10,301	956,757
Public Storage	5,004	1,119,695
Rayonier, Inc.	9,047	274,848
Realty Income Corp.	8,333	653,391
Regency Centers Corp.	1,774	110,059
Retail Properties of America, Inc., Class A	27,338	332,157
Simon Property Group, Inc.	7,521	1,001,421
SITE Centers Corp.	24,633	313,085
SL Green Realty Corp.	60	5,522
STORE Capital Corp.	700	27,475
Sun Communities, Inc.	2,311	374,775
UDR, Inc.	4,350	208,409
Ventas, Inc.	18,086	1,046,456
VEREIT, Inc.	66,253	646,629
VICI Properties, Inc.	6,677	178,944
Vornado Realty Trust	2,292	150,745
Weingarten Realty Investors	9,990	290,709
Welltower, Inc.	17,689	1,501,973
Weyerhaeuser Co.	35,532	1,028,651
WP Carey, Inc.	3,014	253,538
		23,614,282
Food & Staples Retailing 1.0%
Kroger Co.	63,012	1,692,502
Sprouts Farmers Market, Inc. (f)	58,642	916,575
U.S. Foods Holding Corp. (f)	31,340	1,258,928
Walgreens Boots Alliance, Inc.	16,036	815,431
Walmart, Inc.	8,513	974,653
		5,658,089
Food Products 1.8%
Bunge, Ltd.	22,508	1,180,094
Conagra Brands, Inc.	11,066	364,293
General Mills, Inc.	18,175	949,099
Hershey Co.	5,620	872,055
Ingredion, Inc.	4,867	428,296
Kraft Heinz Co.	27,860	813,512
Lamb Weston Holdings, Inc.	10,305	940,950
Mondelez International, Inc., Class A	15,417	884,627
Pilgrim's Pride Corp. (f)	35,278	918,992
Seaboard Corp.	69	266,037
TreeHouse Foods, Inc. (f)	22,527	1,004,704
Tyson Foods, Inc., Class A	21,482	1,775,058
		10,397,717
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	9,420	820,859
Baxter International, Inc.	10,821	965,450
Becton Dickinson & Co.	3,536	973,036
Danaher Corp.	6,067	975,998
DENTSPLY SIRONA, Inc.	22,431	1,256,136
Hill-Rom Holdings, Inc.	9,809	1,044,560
Hologic, Inc. (f)	10,811	578,605
Medtronic PLC	8,149	940,721
STERIS PLC	6,829	1,029,062
Zimmer Biomet Holdings, Inc.	5,070	749,853
		9,334,280
Health Care Providers & Services 2.0%
Anthem, Inc.	3,669	973,312
Cardinal Health, Inc.	28,373	1,452,981
Centene Corp. (f)	5,639	354,186
Cigna Corp.	5,251	1,010,187
CVS Health Corp.	15,190	1,030,186
DaVita, Inc. (f)	15,678	1,252,202
HCA Healthcare, Inc.	7,600	1,054,880
Henry Schein, Inc. (f)	4,686	323,053
Humana, Inc.	3,075	1,033,938
McKesson Corp.	12,078	1,722,444
MEDNAX, Inc. (f)	38,605	890,617
		11,097,986
Hotels, Restaurants & Leisure 1.9%
Aramark	29,707	1,311,267
Carnival Corp.	17,284	752,373
Extended Stay America, Inc.	76,825	992,579
Las Vegas Sands Corp.	12,307	803,770
McDonald's Corp.	4,004	856,736
MGM Resorts International	46,673	1,449,663
Norwegian Cruise Line Holdings, Ltd. (f)	22,834	1,229,611
Royal Caribbean Cruises, Ltd.	11,663	1,365,504
Yum China Holdings, Inc.	24,359	1,049,142
Yum! Brands, Inc.	10,539	1,114,710
		10,925,355
Household Durables 0.6%
D.R. Horton, Inc.	4,787	283,391
Newell Brands, Inc.	62,076	1,212,344
PulteGroup, Inc.	31,328	1,398,795
Toll Brothers, Inc.	12,355	548,068
		3,442,598
Household Products 0.5%
Colgate-Palmolive Co.	12,096	892,443
Kimberly-Clark Corp.	6,815	976,181
Procter & Gamble Co.	8,936	1,113,604
		2,982,228
Independent Power & Renewable Electricity Producers 0.7%
AES Corp.	71,386	1,417,726
NRG Energy, Inc.	34,202	1,261,712
Vistra Energy Corp.	57,748	1,300,485
		3,979,923
Industrial Conglomerates 0.6%
3M Co.	4,808	762,837
Carlisle Cos., Inc.	1,432	223,721
General Electric Co.	73,277	912,299
Honeywell International, Inc.	4,759	824,354
Roper Technologies, Inc.	2,257	861,407
		3,584,618
Insurance 3.8%
Aflac, Inc.	18,757	967,298
Allstate Corp.	9,454	1,120,677
American International Group, Inc.	21,642	1,087,727
American National Insurance Co.	8,810	970,510
Arch Capital Group, Ltd. (f)	16,591	732,659
Athene Holding, Ltd., Class A (f)	24,826	1,081,421
Brighthouse Financial, Inc. (f)	27,379	1,065,043
Chubb, Ltd.	6,481	985,047
Fidelity National Financial, Inc.	21,573	1,051,684
First American Financial Corp.	19,467	1,206,565
Hartford Financial Services Group, Inc.	26,140	1,549,579
Marsh & McLennan Cos., Inc.	8,669	969,714
Mercury General Corp.	14,086	691,482
MetLife, Inc.	21,553	1,071,400
Old Republic International Corp.	53,146	1,198,442
Progressive Corp.	12,915	1,042,111
Prudential Financial, Inc.	11,692	1,064,673
Reinsurance Group of America, Inc.	8,495	1,223,705
Travelers Cos., Inc.	8,324	1,095,605
Unum Group	41,424	1,105,606
		21,280,948
Interactive Media & Services 0.1%
TripAdvisor, Inc.	16,489	450,479

Internet & Direct Marketing Retail 0.2%
Expedia Group, Inc.	2,548	276,331
Qurate Retail, Inc., Series A (f)	124,053	1,058,172
		1,334,503
IT Services 1.6%
Akamai Technologies, Inc. (f)	7,059	658,958
Amdocs, Ltd.	17,918	1,289,200
CACI International, Inc., Class A (f)	4,470	1,195,457
Cognizant Technology Solutions Corp., Class A	15,761	967,410
DXC Technology Co.	36,638	1,168,019
Fidelity National Information Services, Inc.	5,735	823,890
International Business Machines Corp.	5,982	859,793
Leidos Holdings, Inc.	14,317	1,438,429
Sabre Corp.	43,244	931,476
		9,332,632
Life Sciences Tools & Services 0.5%
Avantor, Inc. (f)	55,246	1,020,394
IQVIA Holdings, Inc. (f)	3,800	589,950
Thermo Fisher Scientific, Inc.	2,939	920,465
		2,530,809
Machinery 1.3%
AGCO Corp.	15,336	1,075,667
Caterpillar, Inc.	5,987	786,393
Crane Co.	8,326	711,540
Cummins, Inc.	6,300	1,007,811
Deere & Co.	4,967	787,667
Ingersoll-Rand PLC	4,227	563,163
Oshkosh Corp.	3,097	266,466
PACCAR, Inc.	2,798	207,640
Parker-Hannifin Corp.	3,754	734,620
Stanley Black & Decker, Inc.	101	16,092
Timken Co.	19,608	1,030,008
		7,187,067
Media 0.6%
Charter Communications, Inc., Class A (f)	2,175	1,125,475
Comcast Corp., Class A	21,596	932,731
Fox Corp., Class B	15,639	568,165
John Wiley & Sons, Inc., Class A	1,931	84,230
Liberty Media Corp-Liberty SiriusXM, Class C (f)	2,641	129,462
News Corp., Class A	28,927	393,986
		3,234,049
Metals & Mining 0.8%
Newmont Corp.	46,390	2,090,334
Reliance Steel & Aluminum Co.	10,614	1,218,487
Southern Copper Corp.	24,046	906,053
Steel Dynamics, Inc.	16,597	495,918
		4,710,792
Mortgage Real Estate Investment Trusts 0.2%
MFA Financial, Inc.	113,613	886,181
Starwood Property Trust, Inc.	13,691	351,311
		1,237,492
Multi-Utilities 1.3%
Ameren Corp.	470	38,564
CenterPoint Energy, Inc.	31,231	826,997
Consolidated Edison, Inc.	16,437	1,545,078
Dominion Energy, Inc.	10,273	880,910
DTE Energy Co.	8,520	1,129,837
MDU Resources Group, Inc.	35,797	1,059,949
Public Service Enterprise Group, Inc.	12,627	747,518
Sempra Energy	4,108	659,909
WEC Energy Group, Inc.	5,810	580,361
		7,469,123
Multiline Retail 0.4%
Dollar General Corp.	6,670	1,023,245
Target Corp.	9,667	1,070,523
		2,093,768
Oil, Gas & Consumable Fuels 2.0%
Cabot Oil & Gas Corp.	14,318	201,741
Chevron Corp.	9,875	1,058,008
ConocoPhillips	15,614	927,940
Devon Energy Corp.	53,361	1,159,001
EOG Resources, Inc.	10,445	761,545
Exxon Mobil Corp.	12,800	795,136
HollyFrontier Corp.	26,511	1,190,874
Kinder Morgan, Inc.	45,307	945,557
Marathon Oil Corp.	13,982	158,975
Marathon Petroleum Corp.	20,188	1,100,246
Occidental Petroleum Corp.	20,102	798,451
PBF Energy, Inc., Class A	1,584	43,243
Phillips 66	10,941	999,679
Valero Energy Corp.	12,479	1,052,105
Williams Cos., Inc.	394	8,152
		11,200,653
Paper & Forest Products 0.2%
Domtar Corp.	26,773	932,236

Personal Products 0.2%
Nu Skin Enterprises, Inc., Class A	27,805	906,165

Pharmaceuticals 1.6%
Allergan PLC	5,860	1,093,710
Bristol-Myers Squibb Co.	16,704	1,051,517
Elanco Animal Health, Inc. (f)	13,469	416,192
Horizon Therapeutics PLC (f)	27,484	947,923
Jazz Pharmaceuticals PLC (f)	1,361	195,099
Johnson & Johnson	7,519	1,119,354
Merck & Co., Inc.	11,132	951,118
Mylan N.V. (f)	62,609	1,341,085
Perrigo Co. PLC	20,950	1,194,988
Pfizer, Inc.	20,996	781,891
		9,092,877
Professional Services 0.2%
ManpowerGroup, Inc.	12,231	1,119,014

Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc.	3,911	664,166

Road & Rail 0.7%
CSX Corp.	12,863	981,962
Norfolk Southern Corp.	4,725	983,792
Schneider National, Inc., Class B	44,295	986,450
Uber Technologies, Inc. (f)	26,360	956,604
		3,908,808
Semiconductors & Semiconductor Equipment 1.5%
Analog Devices, Inc.	8,157	895,231
Applied Materials, Inc.	17,483	1,013,839
Intel Corp.	15,569	995,326
Lam Research Corp.	3,756	1,120,077
Micron Technology, Inc. (f)	18,868	1,001,702
MKS Instruments, Inc.	7,023	736,151
Qorvo, Inc. (f)	12,396	1,312,240
Skyworks Solutions, Inc.	10,098	1,142,589
		8,217,155
Software 0.4%
Autodesk, Inc. (f)	5,623	1,106,888
Citrix Systems, Inc.	1,933	234,318
Nuance Communications, Inc. (f)	10,361	196,030
SS&C Technologies Holdings, Inc.	15,745	992,092
		2,529,328
Specialty Retail 0.6%
AutoNation, Inc. (f)	23,595	1,001,372
Best Buy Co., Inc.	17,327	1,467,423
Home Depot, Inc.	4,219	962,354
Penske Automotive Group, Inc.	3,611	169,609
		3,600,758
Technology Hardware, Storage & Peripherals 0.6%
Dell Technologies, Inc., Class C (f)	19,420	947,113
HP, Inc.	50,543	1,077,577
Xerox Holdings Corp.	33,367	1,186,864
		3,211,554
Textiles, Apparel & Luxury Goods 0.2%
Skechers U.S.A., Inc., Class A (f)	26,005	972,327

Tobacco 0.3%
Altria Group, Inc.	19,499	926,788
Philip Morris International, Inc.	11,319	936,081
		1,862,869
Trading Companies & Distributors 0.0% ‡
WESCO International, Inc. (f)	5,015	242,776

Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc. (f)	10,401	823,655

Total Common Stocks (Cost $242,496,406)		296,761,585

Exchange-Traded Funds 3.7%
iShares Core S&P Mid-Cap ETF	906	181,617
iShares Intermediate Government / Credit Bond ETF	126,514	14,466,876
iShares Russell 1000 Value ETF	24,018	3,207,844
iShares Russell Mid-Cap ETF	19,388	1,146,219
SPDR S&P 500 ETF Trust	4,303	1,384,404
SPDR S&P MidCap 400 ETF Trust (e)	1,625	593,872
Total Exchange-Traded Funds (Cost $20,470,762)		20,980,832

	Principal Amount
Short-Term Investments 2.7%
Commercial Paper 0.5%
Nordea Bank A.B. 1.582%, due 2/3/20 (a)	3,000,000	2,999,740
Total Commercial Paper (Cost $2,999,740)		2,999,740

Repurchase Agreements 0.2%
Fixed Income Clearing Corp. 0.12%, dated 1/31/20 due 2/3/20 Proceeds at Maturity $172,548 (Collateralized by United States Treasury Note with a rate of 1.500% and maturity date 8/31/21, with a Principal Amount of $175,000 and a Market Value of $176,208)	$172,546	172,546
RBC Capital Markets 1.57%, dated 1/31/20 due 2/3/20 Proceeds at Maturity $1,201,157 (Collateralized by United States Treasury Note with a rate 2.750% and a maturity date 8/31/25, with a Principal Amount of $1,130,400 and a Market Value of $1,225,271)	1,201,000	1,201,000

Total Repurchase Agreements (Cost $1,373,546)		1,373,546

	Shares
Unaffiliated Investment Company 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (g)(h)	11,171,075	11,171,075

Total Unaffiliated Investment Company (Cost $11,171,075)		11,171,075

Total Short-Term Investments (Cost $15,544,361)		15,544,361
Total Investments (Cost $519,055,138)	102.3%	580,498,991
Other Assets, Less Liabilities	(2.3)	(13,037,415)
Net Assets	100.0%	$567,461,576

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2020.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2020.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2020.
(e)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $10,985,178. The Fund received cash collateral with a value of $11,171,075.
(f)	Non-income producing security.
(g)	Current yield as of January 31, 2020.
(h)	Represents a security purchased with cash collateral received for securities on loan.

Futures Contracts

As of January 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
2-Year United States Treasury Note	44	March 2020	$9,497,103	$9,519,813	$22,710
5-Year United States Treasury Note	190	March 2020	22,617,939	22,860,859	242,920
10-Year United States Treasury Note	59	March 2020	7,645,870	7,767,719	121,849
Total Long Contracts					387,479

Short Contracts
10-Year United States Treasury Ultra Note	(41)	March 2020	(5,842,549)	(5,971,906)	(129,357)
United States Treasury Long Bond	(1)	March 2020	(159,404)	(163,531)	(4,127)
Total Short Contracts					(133,484)
Net Unrealized Appreciation					$253,995

1.	As of January 31, 2020, cash in the amount of $172,522 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2020.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$25,415,558	$—	$25,415,558
Corporate Bonds	—	99,136,605	—	99,136,605
Foreign Government Bonds	—	1,280,790	—	1,280,790
Mortgage-Backed Securities	—	18,942,413	—	18,942,413
U.S. Government & Federal Agencies	—	102,436,847	—	102,436,847
Total Long-Term Bonds	—	247,212,213	—	247,212,213
Common Stocks	296,761,585	—	—	296,761,585
Exchange-Traded Funds	20,980,832	—	—	20,980,832
Short-Term Investments
Commercial Paper	—	2,999,740	—	2,999,740
Repurchase Agreements	—	1,373,546	—	1,373,546
Unaffiliated Investment Company	11,171,075	—	—	11,171,075
Total Short-Term Investments	11,171,075	4,373,286	—	15,544,361
Total Investments in Securities	328,913,492	251,585,499	—	580,498,991
Other Financial Instruments
Futures Contracts (b)	387,479	—	—	387,479
Total Investments in Securities and Other Financial Instruments	$329,300,971	$251,585,499	$—	$580,886,470

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(133,484)	$—	$—	$(133,484)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Candriam Emerging Markets Equity Fund

Portfolio of Investments  January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 94.1% †
Brazil 5.0%
Afya, Ltd., Class A (Diversified Consumer Services) (a)(b)	6,900	$206,034
B3 S.A. - Brasil Bolsa Balcao (Capital Markets)	8,500	95,666
Banco do Brasil S.A. (Banks)	29,600	335,493
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household Durables)	31,600	234,643
Equatorial Energia S.A. (Electric Utilities)	37,400	208,195
IRB Brasil Resseguros S.A. (Insurance)	18,000	188,423
Magazine Luiza S.A. (Multiline Retail)	22,400	291,860
Notre Dame Intermedica Participacoes S.A. (Health Care Providers & Services)	7,700	126,236
Rumo S.A. (Road & Rail) (b)	26,900	145,725
Vale S.A. (Metals & Mining)	19,800	232,416
XP, Inc, Class A (Capital Markets) (b)	4,800	192,672
		2,257,363
Canada 0.5%
Pan American Silver Corp. (Metals & Mining)	9,000	206,820

China 37.1%
AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	32,000	229,702
Aier Eye Hospital Group Co., Ltd., Class A (Health Care Providers & Services)	34,286	197,899
Alibaba Group Holding, Ltd., Sponsored ADR (Internet & Direct Marketing Retail) (b)	10,300	2,127,877
Alibaba Health Information Technology, Ltd. (Health Care Technology) (b)	165,300	233,267
Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	64,000	412,845
ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	32,600	286,057
Baidu, Inc., Sponsored ADR (Interactive Media & Services) (b)	3,200	395,392
Bank of Shanghai Co., Ltd., Class A (Banks)	258,998	332,997
Brilliance China Automotive Holdings, Ltd. (Automobiles)	51,700	46,397
China Aoyuan Group, Ltd. (Real Estate Management & Development)	199,700	270,497
China Construction Bank Corp., Class H (Banks)	957,300	733,388
China Lesso Group Holdings, Ltd. (Building Products)	132,800	172,357
China Merchants Bank Co., Ltd., Class H (Banks)	111,700	545,081
China Mobile, Ltd. (Wireless Telecommunication Services)	10,500	86,795
China Overseas Land & Investment, Ltd. (Real Estate Management & Development)	88,000	286,097
China Tower Corp., Ltd., Class H (Diversified Telecommunication Services) (c)	867,000	181,960
CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	260,200	397,339
Country Garden Services Holdings Co., Ltd. (Commercial Services & Supplies)	75,000	245,281
ENN Energy Holdings, Ltd. (Gas Utilities)	27,000	316,702
Geely Automobile Holdings, Ltd. (Automobiles)	76,600	123,679
Hangzhou Tigermed Consulting Co., Ltd., Class A (Life Sciences Tools & Services)	19,148	202,422
Hengli Petrochemical Co., Ltd., Class A (Chemicals)	75,200	185,233
Hundsun Technologies, Inc., Class A (Software)	18,185	232,731
Industrial & Commercial Bank of China, Ltd., Class H (Banks)	160,000	107,537
JD.com, Inc., ADR (Internet & Direct Marketing Retail) (b)	13,700	516,353
Kweichow Moutai Co., Ltd., Class A (Beverages)	300	45,576
Longfor Group Holdings, Ltd. (Real Estate Management & Development) (c)	55,100	234,827
Luckin Coffee, Inc., ADR (Hotels, Restaurants & Leisure) (a)(b)	1,500	48,735
Luxshare Precision Industry Co., Ltd., Class A (Electronic Equipment, Instruments & Components)	53,588	349,134
Meituan Dianping, Class B (Internet & Direct Marketing Retail) (b)	20,600	263,382
NetEase, Inc., ADR (Entertainment)	900	288,684
New Oriental Education & Technology Group, Inc., Sponsored ADR (Diversified Consumer Services) (b)	2,100	255,255
Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail) (b)	2,100	73,962
Ping An Bank Co., Ltd., Class A (Banks)	93,223	209,046
Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	92,100	1,051,846
Postal Savings Bank Of China Co., Ltd., Class H (Banks) (c)	517,800	323,350
Sany Heavy Industry Co., Ltd., Class A (Machinery)	107,400	248,430
Shandong Linglong Tyre Co., Ltd., Class A (Auto Components)	42,900	136,562
Shimao Property Holdings, Ltd. (Real Estate Management & Development)	84,900	277,112
Silergy Corp. (Semiconductors & Semiconductor Equipment)	6,100	223,129
Sunny Optical Technology Group Co., Ltd. (Electronic Equipment, Instruments & Components)	23,000	375,209
Tencent Holdings, Ltd. (Interactive Media & Services)	43,200	2,074,730
Vipshop Holdings, Ltd., ADR (Internet & Direct Marketing Retail) (b)	14,800	188,404
Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (b)(c)	13,000	166,463
Xinyi Solar Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	265,500	188,017
Yantai Jereh Oilfield Services Group Co., Ltd., Class A (Energy Equipment & Services)	27,100	144,612
Yihai International Holding, Ltd. (Food Products) (b)	35,000	198,961
Yonyou Network Technology Co., Ltd., Class A (Software)	45,995	216,103
Zhongsheng Group Holdings, Ltd. (Specialty Retail)	64,300	238,436
		16,685,850
Colombia 1.0%
Bancolombia S.A., Sponsored ADR (Banks)	5,200	272,844
Geopark, Ltd. (Oil, Gas & Consumable Fuels)	9,600	177,600
		450,444
Egypt 0.5%
Commercial International Bank Egypt S.A.E., GDR (Banks)	40,000	210,400

Hong Kong 0.7%
Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	80,000	76,430
Xinyi Glass Holdings, Ltd. (Auto Components)	187,900	237,095
		313,525
India 7.9%
Asian Paints, Ltd. (Chemicals)	8,400	211,538
Axis Bank, Ltd. (Banks)	21,800	223,323
Bajaj Finance, Ltd. (Consumer Finance)	8,637	530,161
Biocon, Ltd. (Biotechnology)	30,000	123,498
Hindustan Unilever, Ltd. (Household Products)	7,900	225,727
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	12,500	423,291
Info Edge India, Ltd. (Interactive Media & Services)	2,200	87,559
Jubilant Foodworks, Ltd. (Hotels, Restaurants & Leisure)	2,000	53,104
Maruti Suzuki India, Ltd. (Automobiles)	2,300	223,272
Petronet LNG, Ltd. (Oil, Gas & Consumable Fuels)	133,729	499,252
PVR, Ltd. (Entertainment)	2,700	73,905
Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	40,226	794,852
Titan Co., Ltd. (Textiles, Apparel & Luxury Goods)	4,700	78,350
		3,547,832
Indonesia 1.4%
PT Bank Rakyat Indonesia Persero Tbk (Banks)	958,900	313,196
PT Indofood Sukses Makmur Tbk (Food Products)	383,500	219,765
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	370,500	103,105
		636,066
Malaysia 0.7%
Dialog Group BHD (Energy Equipment & Services)	393,100	313,674

Mexico 1.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O (Banks)	53,700	330,945
Kimberly-Clark de Mexico S.A.B. de C.V., Class A (Household Products) (b)	54,600	112,953
		443,898
Peru 1.2%
Credicorp, Ltd. (Banks)	900	185,922
Southern Copper Corp. (Metals & Mining)	9,500	357,960
		543,882
Philippines 0.3%
GT Capital Holdings, Inc. (Industrial Conglomerates)	9,700	128,812

Poland 1.2%
CD Projekt S.A. (Entertainment)	4,600	334,325
Dino Polska S.A. (Food & Staples Retailing) (b)(c)	5,300	222,284
		556,609
Republic of Korea 12.3%
Celltrion, Inc. (Biotechnology) (b)	740	102,446
Hankook Tire & Technology Co., Ltd. (Auto Components) (b)	2,600	62,609
Hotel Shilla Co., Ltd. (Specialty Retail)	1,600	117,330
Hyundai Marine & Fire Insurance Co., Ltd. (Insurance) (b)	3,600	66,451
Kakao Corp. (Interactive Media & Services)	2,700	360,196
KB Financial Group, Inc. (Banks)	11,700	431,443
Kia Motors Corp. (Automobiles)	2,800	96,086
Koh Young Technology, Inc. (Semiconductors & Semiconductor Equipment) (b)	1,600	123,506
Korea Investment Holdings Co., Ltd. (Capital Markets) (b)	3,800	212,023
LG Household & Health Care, Ltd. (Personal Products)	130	137,215
NAVER Corp. (Interactive Media & Services)	1,900	286,152
NCSoft Corp. (Entertainment)	540	288,157
Orion Corp. (Food Products)	1,300	111,801
POSCO (Metals & Mining)	1,200	222,511
Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	37,100	1,755,624
Samsung Engineering Co., Ltd. (Construction & Engineering) (b)	19,400	280,782
Samsung SDI Co., Ltd. (Electronic Equipment, Instruments & Components)	800	185,258
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	8,900	698,200
		5,537,790
Russia 6.3%
MMC Norilsk Nickel PJSC (Metals & Mining)	1,100	357,264
Mobile TeleSystems PJSC, Sponsored ADR (Wireless Telecommunication Services)	24,000	244,560
Polymetal International PLC (Metals & Mining)	23,000	390,577
Polyus PJSC (Metals & Mining)	2,300	280,425
QIWI PLC, Sponsored ADR (IT Services)	8,500	157,675
Tatneft PJSC (Oil, Gas & Consumable Fuels)	33,000	393,652
TCS Group Holding PLC (Banks)	22,000	523,600
X5 Retail Group N.V., GDR (Food & Staples Retailing)	5,000	183,650
Yandex N.V., Class A (Interactive Media & Services) (b)	7,000	313,670
		2,845,073
South Africa 3.5%
AngloGold Ashanti, Ltd. (Metals & Mining)	13,100	265,151
Capitec Bank Holdings, Ltd. (Banks)	2,900	260,108
Impala Platinum Holdings, Ltd. (Metals & Mining) (b)	26,900	253,613
Naspers, Ltd., Class N (Internet & Direct Marketing Retail)	4,800	786,985
		1,565,857
Taiwan 11.3%
Accton Technology Corp. (Communications Equipment)	36,400	196,405
Airtac International Group (Machinery)	17,700	274,796
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,100	252,848
Chailease Holding Co., Ltd. (Diversified Financial Services)	119,806	503,670
E.Sun Financial Holding Co., Ltd. (Banks)	384,362	357,528
Formosa Plastics Corp. (Chemicals)	26,000	80,387
Giant Manufacturing Co., Ltd. (Leisure Products)	4,000	23,834
Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	101,700	280,097
Largan Precision Co., Ltd. (Electronic Equipment, Instruments & Components)	1,560	248,131
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	16,000	205,502
Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	70,200	250,972
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	197,600	2,093,151
Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	12,500	116,687
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	8,700	202,171
		5,086,179
Thailand 1.1%
Airports of Thailand PCL, NVDR (Transportation Infrastructure)	80,500	182,074
Srisawad Corp. PCL, NVDR (Consumer Finance)	132,700	319,297
		501,371
Turkey 1.1%
Turk Hava Yollari AO (Airlines) (b)	97,000	221,723
Turkiye Garanti Bankasi A/S (Banks) (b)	147,600	293,486
		515,209
Total Common Stocks (Cost $38,915,188)		42,346,654

Preferred Stocks 3.4%
Brazil 2.7%
Itau Unibanco Holding S.A. 5.12% (Banks)	48,000	367,851
Petroleo Brasileiro S.A. 3.24% (Oil, Gas & Consumable Fuels)	124,000	823,752
		1,191,603
Republic of Korea 0.7%
Samsung Electronics Co., Ltd. 2.78% (Technology Hardware, Storage & Peripherals)	8,100	322,817

Total Preferred Stocks (Cost $1,525,184)		1,514,420

Short-Term Investments 1.8%
Affiliated Investment Company 1.3%
MainStay U.S. Government Liquidity Fund, 1.40% (d)	598,680	598,680

Unaffiliated Investment Company 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (d)(e)	217,429	217,429

Total Short-Term Investments (Cost $816,109)		816,109

Total Investments (Cost $41,256,481)	99.3%	44,677,183
Other Assets, Less Liabilities	0.7	335,011
Net Assets	100.0%	$45,012,194

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $250,046; the total market value of collateral held by the Fund was $258,120. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $40,691.
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Current yield as of January 31, 2020.
(e)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts

As of January 31, 2020, the Fund held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,196	CNY	188,104	State Street Bank and Trust*	2/3/20	$53
Total unrealized appreciation						53
CNY	401,605	USD	58,063	State Street Bank and Trust*	2/3/20	(112)
Total unrealized depreciation						(112)
Net unrealized depreciation						$(59)

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
PCL	—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$42,346,654	$—	$—	$42,346,654
Preferred Stocks	1,514,420	—	—	1,514,420
Short-Term Investments
Affiliated Investment Company	598,680	—	—	598,680
Unaffiliated Investment Company	217,429	—	—	217,429
Total Short-Term Investments	816,109	—	—	816,109
Total Investments in Securities	44,677,183	—	—	44,677,183
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	53	—	53
Total Investments in Securities and Other Financial Instruments	$44,677,183	$53	$—	$44,677,236

Liability Valuation Inputs

Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(112)	$—	$(112)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Conservative Allocation Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.4% †
Equity Funds 35.2%
IQ 50 Percent Hedged FTSE International ETF	440,160	$9,313,786
IQ 500 International ETF	337,643	9,254,491
IQ Chaikin U.S. Large Cap ETF	387,715	10,167,050
IQ Chaikin U.S. Small Cap ETF	273,966	7,165,745
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	502,470	4,557,401
MainStay Epoch Capital Growth Fund Class I	325,108	4,229,661
MainStay Epoch International Choice Fund Class I	196,183	7,072,404
MainStay Epoch U.S. All Cap Fund Class R6	411,389	11,387,257
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	890,913	15,421,707
MainStay Large Cap Growth Fund Class R6	1,632,585	16,995,210
MainStay MacKay Common Stock Fund Class I (a)	305,116	7,551,627
MainStay MacKay Emerging Markets Equity Fund Class R6 (a)	507,729	4,498,481
MainStay MacKay Growth Fund Class I (a)	360,456	13,762,207
MainStay MacKay International Equity Fund Class R6	126,497	2,226,349
MainStay MacKay International Opportunities Fund Class I	719,247	5,221,733
MainStay MacKay S&P 500 Index Fund Class I	30,870	1,403,342
MainStay MacKay Small Cap Core Fund Class I (a)	520,610	13,275,558
MainStay MacKay U.S. Equity Opportunities Fund Class I	194,144	1,558,972
MainStay MAP Equity Fund Class I	370,581	15,842,355

Total Equity Funds (Cost $138,333,303)		160,905,336

Fixed Income Funds 61.2%
IQ S&P High Yield Low Volatility Bond ETF	126,111	3,208,617
MainStay Floating Rate Fund Class R6 (a)	2,011,823	18,428,301
MainStay MacKay Convertible Fund Class I	314,388	5,825,605
MainStay MacKay High Yield Municipal Bond Fund Class R6 (a)	626,389	8,280,868
MainStay MacKay Infrastructure Bond Fund Class R6 (a)	1,274,149	11,314,447
MainStay MacKay Short Duration High Yield Fund Class I	4,295,675	42,398,308
MainStay MacKay Total Return Bond Fund Class R6 (a)	16,543,419	182,639,347
MainStay MacKay Unconstrained Bond Fund Class R6 (a)	278,477	2,450,598
MainStay Short Term Bond Class I (a)	428,287	4,574,108

Total Fixed Income Funds (Cost $271,392,322)		279,120,199

Total Affiliated Investment Companies (Cost $409,725,625)		440,025,535

Short-Term Investment 3.5%
Affiliated Investment Company 3.5%
MainStay U.S. Government Liquidity Fund, 1.40% (b)	15,944,721	15,944,721

Total Short-Term Investment (Cost $15,944,721)		15,944,721

Total Investments (Cost $425,670,346)	99.9%	455,970,256
Other Assets, Less Liabilities	0.1	354,048
Net Assets	100.0%	$456,324,304

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2020, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2020.

Swap Contracts

Open OTC total return equity swap contracts as of January 31, 2020 were as follows1:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[3]
Citigroup	iShares Core U.S. Aggregate Bond ETF	1 month LIBOR plus 0.60%	12/01/2020	Monthly	18,078	$—
Citigroup	Russell 1000 Value Total Return Index	1 month LIBOR plus 0.36%	12/07/2020	Monthly	11,490	—
Citigroup	Russell 2000 Total Return Index	1 month LIBOR minus 0.09%	12/07/2020	Monthly	(11,012)	—
Citigroup	Russell Midcap Total Return Index	1 month LIBOR minus 0.25%	12/07/2020	Monthly	(8,616)	—
Citigroup	S&P 500 Total Return Index	1 month LIBOR plus 0.36%	10/26/2020	Monthly	7,582	—
						$—

1	As of January 31, 2020, cash in the amount of $ 293,819 was pledged from brokers for OTC swap contracts.
2	Fund pays or receives the floating rate and receives or pays the total return of the reference entity.
3	Reflects the value at reset date as of January 31, 2020.

*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$160,905,336	$—	$—	$160,905,336
Fixed Income Funds	279,120,199	—	—	279,120,199
Short-Term Investments	15,944,721	—	—	15,944,721
Total Investments in Securities	$455,970,256	$—	$—	$455,970,256

(a)    For a complete listing of investments, see the Portfolio of Investments.

MainStay Epoch Global Equity Yield Fund

Portfolio of Investments  January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.4% †
Australia 1.3%
Commonwealth Bank of Australia (Banks)	195,812	$11,175,588
Macquarie Group, Ltd. (Capital Markets)	146,428	14,190,197
		25,365,785
Canada 5.3%
BCE, Inc. (Diversified Telecommunication Services)	625,551	29,476,621
Fortis, Inc. (Electric Utilities)	267,608	11,671,705
Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	493,176	18,886,323
Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	241,345	12,083,663
Royal Bank of Canada (Banks)	171,753	13,572,562
TELUS Corp. (Diversified Telecommunication Services)	458,673	18,386,431
		104,077,305
France 7.1%
AXA S.A. (Insurance)	1,312,191	35,043,258
Cie Generale des Etablissements Michelin SCA (Auto Components)	142,241	16,563,993
Sanofi (Pharmaceuticals)	219,211	21,138,923
SCOR S.E. (Insurance)	305,418	13,017,151
TOTAL S.A. (Oil, Gas & Consumable Fuels)	546,797	26,770,629
Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	114,532	15,572,855
Vinci S.A. (Construction & Engineering)	108,374	12,043,252
		140,150,061
Germany 5.8%
Allianz S.E., Registered (Insurance)	147,843	35,391,890
BASF S.E. (Chemicals)	264,778	17,933,322
Deutsche Post A.G., Registered (Air Freight & Logistics)	546,182	19,126,332
Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Insurance)	94,827	28,006,195
Siemens A.G., Registered (Industrial Conglomerates)	112,068	13,875,620
		114,333,359
Italy 3.8%
Assicurazioni Generali S.p.A. (Insurance)	922,040	17,992,436
Snam S.p.A. (Gas Utilities)	5,767,774	30,941,065
Terna Rete Elettrica Nazionale S.p.A. (Electric Utilities)	3,634,276	25,376,607
		74,310,108
Japan 1.9%
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	608,000	23,718,481
Tokio Marine Holdings, Inc. (Insurance)	243,800	13,466,319
		37,184,800
Netherlands 1.2%
Royal Dutch Shell PLC, Class A, Sponsored ADR (Oil, Gas & Consumable Fuels)	449,507	23,441,790

Norway 0.7%
Orkla ASA (Food Products)	1,487,684	14,394,933

Republic of Korea 0.9%
Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals) (a)	14,091	16,514,652

Switzerland 3.0%
Nestle S.A., Registered (Food Products)	130,972	14,465,118
Novartis A.G., Registered (Pharmaceuticals)	262,931	24,887,271
Roche Holding A.G. (Pharmaceuticals)	57,249	19,275,177
		58,627,566
Taiwan 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	208,128	11,226,424

United Kingdom 10.0%
AstraZeneca PLC, Sponsored ADR (Pharmaceuticals)	338,054	16,463,230
BAE Systems PLC (Aerospace & Defense)	3,622,536	30,203,386
British American Tobacco PLC (Tobacco)	506,157	22,440,866
British American Tobacco PLC, Sponsored ADR (Tobacco)	181,650	8,001,682
Coca-Cola European Partners PLC (Beverages)	184,729	9,718,593
GlaxoSmithKline PLC (Pharmaceuticals)	801,108	18,872,276
Imperial Brands PLC (Tobacco)	875,615	22,556,115
Lloyds Banking Group PLC (Banks)	24,743,575	18,555,500
National Grid PLC (Multi-Utilities)	2,203,201	29,262,007
Unilever PLC (Personal Products)	343,596	20,569,326
		196,642,981
United States 56.8%
3M Co. (Industrial Conglomerates)	63,423	10,062,693
AbbVie, Inc. (Biotechnology)	224,161	18,161,524
Altria Group, Inc. (Tobacco)	546,919	25,995,060
Ameren Corp. (Multi-Utilities)	139,162	11,418,242
American Electric Power Co., Inc. (Electric Utilities)	171,798	17,904,788
Amgen, Inc. (Biotechnology)	62,770	13,561,458
AT&T, Inc. (Diversified Telecommunication Services)	664,086	24,982,915
BlackRock, Inc. (Capital Markets)	21,551	11,364,920
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	35,714	10,898,484
CenterPoint Energy, Inc. (Multi-Utilities)	563,928	14,932,813
Chevron Corp. (Oil, Gas & Consumable Fuels)	116,379	12,468,846
Cinemark Holdings, Inc. (Entertainment)	352,036	11,092,654
Cisco Systems, Inc. (Communications Equipment)	397,131	18,256,112
Coca-Cola Co. (Beverages)	336,822	19,670,405
Comcast Corp., Class A (Media)	255,367	11,029,301
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	89,285	10,395,453
Dominion Energy, Inc. (Multi-Utilities)	392,873	33,688,860
Dow, Inc. (Chemicals)	408,251	18,808,124
Duke Energy Corp. (Electric Utilities)	339,285	33,124,394
Eaton Corp. PLC (Electrical Equipment)	211,206	19,952,631
Emerson Electric Co. (Electrical Equipment)	229,679	16,451,907
Entergy Corp. (Electric Utilities)	233,990	30,774,365
Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	815,514	21,015,796
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	253,694	15,759,471
FirstEnergy Corp. (Electric Utilities)	610,837	31,024,411
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	714,285	9,828,562
Home Depot, Inc. (Specialty Retail)	54,187	12,360,055
Intel Corp. (Semiconductors & Semiconductor Equipment)	257,413	16,456,413
International Business Machines Corp. (IT Services)	170,285	24,475,063
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	583,128	18,432,676
Johnson & Johnson (Pharmaceuticals)	125,615	18,700,305
Kimberly-Clark Corp. (Household Products)	108,990	15,611,728
KLA Corp. (Semiconductors & Semiconductor Equipment)	65,270	10,817,850
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	436,874	28,532,241
Lazard, Ltd., Class A (Capital Markets)	282,108	11,837,252
Leggett & Platt, Inc. (Household Durables)	244,458	11,633,756
Lockheed Martin Corp. (Aerospace & Defense)	35,714	15,289,878
LyondellBasell Industries N.V., Class A (Chemicals)	182,190	14,185,313
Magellan Midstream Partners, L.P. (Oil, Gas & Consumable Fuels)	244,458	15,004,832
McDonald's Corp. (Hotels, Restaurants & Leisure)	58,497	12,516,603
Merck & Co., Inc. (Pharmaceuticals)	294,950	25,200,528
MetLife, Inc. (Insurance)	403,325	20,049,286
Microsoft Corp. (Software)	95,443	16,247,262
Nutrien, Ltd. (Chemicals)	349,137	14,904,658
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	310,344	12,326,864
People's United Financial, Inc. (Banks)	632,389	9,751,438
PepsiCo., Inc. (Beverages)	108,374	15,391,275
Pfizer, Inc. (Pharmaceuticals)	741,994	27,631,857
Philip Morris International, Inc. (Tobacco)	315,327	26,077,543
Phillips 66 (Oil, Gas & Consumable Fuels)	143,472	13,109,037
PNC Financial Services Group, Inc. (Banks)	69,138	10,270,450
PPL Corp. (Electric Utilities)	634,236	22,953,001
Procter & Gamble Co. (Household Products)	111,453	13,889,273
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	82,958	11,045,858
Target Corp. (Multiline Retail)	120,073	13,296,884
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	166,256	20,058,786
Truist Financial Corp. (Banks)	306,868	15,825,183
United Parcel Service, Inc., Class B (Air Freight & Logistics)	96,059	9,944,028
UnitedHealth Group, Inc. (Health Care Providers & Services)	51,108	13,924,375
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	45,273	10,616,971
Verizon Communications, Inc. (Diversified Telecommunication Services)	543,103	32,282,042
Watsco, Inc. (Trading Companies & Distributors)	70,812	12,315,623
WEC Energy Group, Inc. (Multi-Utilities)	116,379	11,625,098
Wells Fargo & Co. (Banks)	240,763	11,301,415
Welltower, Inc. (Equity Real Estate Investment Trusts)	315,886	26,821,880
		1,115,338,769
Total Common Stocks (Cost $1,767,689,280)		1,931,608,533

Short-Term Investment 1.3%
Affiliated Investment Company 1.3%
United States 1.3%
MainStay U.S. Government Liquidity Fund, 1.40% (b)	25,794,412	25,794,412

Total Short-Term Investment (Cost $25,794,412)		25,794,412

Total Investments (Cost $1,793,483,692)	99.7%	1,957,402,945
Other Assets, Less Liabilities	0.3	6,421,655
Net Assets	100.0%	$1,963,824,600

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Current yield as of January 31, 2020.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$1,931,608,533	$—	$—	$1,931,608,533
Short-Term Investment
Affiliated Investment Company	25,794,412	—	—	25,794,412
Total Investments in Securities	$1,957,402,945	$—	$—	$1,957,402,945

(a)     For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch International Choice Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 97.8% †
Australia 1.7%
CSL, Ltd. (Biotechnology)	32,834	$6,858,572

China 1.1%
58.com, Inc., ADR (Interactive Media & Services) (a)	78,138	4,346,035

Finland 2.3%
Nordea Bank Abp (Banks)	1,148,531	9,081,447

France 16.1%
AXA S.A. (Insurance)	575,589	15,371,629
Kering S.A. (Textiles, Apparel & Luxury Goods)	15,830	9,743,721
Pernod Ricard S.A. (Beverages)	58,430	10,141,476
Safran S.A. (Aerospace & Defense)	89,101	14,422,402
Ubisoft Entertainment S.A. (Entertainment) (a)	178,819	13,612,625
		63,291,853
Germany 4.5%
SAP S.E. (Software)	136,468	17,832,030

Japan 19.2%
Asahi Group Holdings, Ltd. (Beverages)	208,500	9,786,637
Bridgestone Corp. (Auto Components)	289,800	10,433,388
Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	321,180	8,259,592
Sony Corp. (Household Durables)	196,500	13,996,465
Suzuki Motor Corp. (Automobiles)	287,500	13,351,484
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	502,400	19,598,955
		75,426,521
Macau 3.6%
Sands China, Ltd. (Hotels, Restaurants & Leisure)	2,888,300	14,131,718

Netherlands 13.3%
Akzo Nobel N.V. (Chemicals)	89,527	8,469,426
ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	62,170	17,530,438
Heineken N.V. (Beverages)	94,161	10,267,480
Koninklijke DSM N.V. (Chemicals)	71,752	8,777,290
Koninklijke Philips N.V. (Health Care Equipment & Supplies)	163,050	7,486,384
		52,531,018
Norway 2.7%
Storebrand ASA (Insurance)	1,376,585	10,611,047

Republic of Korea 4.4%
Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	14,801	17,346,772

Spain 5.2%
Cellnex Telecom S.A. (Diversified Telecommunication Services)	138,563	6,903,001
Industria de Diseno Textil S.A. (Specialty Retail)	400,723	13,497,086
		20,400,087
Switzerland 12.1%
ABB, Ltd., Registered (Electrical Equipment)	368,476	8,611,290
Nestle S.A., Registered (Food Products)	146,691	16,201,192
Novartis A.G., Registered (Pharmaceuticals)	137,115	12,978,379
Swiss Re A.G. (Insurance)	88,529	10,018,336
		47,809,197
United Kingdom 11.6%
Croda International PLC (Chemicals)	153,609	10,109,579
Linde PLC (Chemicals)	68,493	13,912,983
Lloyds Banking Group PLC (Banks)	18,334,799	13,749,483
Victrex PLC (Chemicals)	265,670	7,774,109
		45,546,154
Total Common Stocks (Cost $307,531,043)		385,212,451

Short-Term Investment 1.6%
Affiliated Investment Company 1.6%
United States 1.6%
MainStay U.S. Government Liquidity Fund, 1.40% (b)	6,533,859	6,533,859

Total Short-Term Investment (Cost $6,533,859)		6,533,859

Total Investments (Cost $314,064,902)	99.4%	391,746,310
Other Assets, Less Liabilities	0.6	2,229,368
Net Assets	100.0%	$393,975,678

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2020.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$385,212,451	$—	$—	$385,212,451
Short-Term Investment
Affiliated Investment Company	6,533,859	—	—	6,533,859
Total Investments in Securities	$391,746,310	$—	$—	$391,746,310

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch U.S. All Cap Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.7% †
Aerospace & Defense 7.5%
Boeing Co.	52,158	$16,600,327
Hexcel Corp.	142,470	10,574,123
Huntington Ingalls Industries, Inc.	40,728	10,630,008
United Technologies Corp.	61,656	9,260,731
		47,065,189
Air Freight & Logistics 1.9%
XPO Logistics, Inc. (a)	134,294	11,941,422

Banks 3.5%
Bank of America Corp.	403,022	13,231,212
Bank OZK	309,732	8,418,516
		21,649,728
Beverages 1.7%
Coca-Cola Co.	178,450	10,421,480

Capital Markets 4.9%
Charles Schwab Corp.	201,551	9,180,648
KKR & Co., Inc., Class A	341,365	10,889,543
Morgan Stanley	203,322	10,625,608
		30,695,799
Chemicals 2.2%
DuPont de Nemours, Inc.	89,667	4,589,157
Linde PLC	46,121	9,368,559
		13,957,716
Communications Equipment 1.3%
Arista Networks, Inc. (a)	37,267	8,323,212

Construction & Engineering 1.0%
Jacobs Engineering Group, Inc.	67,935	6,286,026

Diversified Financial Services 1.8%
Equitable Holdings, Inc.	478,363	11,490,279

Electrical Equipment 1.4%
AMETEK, Inc.	90,553	8,797,224

Entertainment 2.1%
Electronic Arts, Inc. (a)	123,715	13,351,323

Equity Real Estate Investment Trusts 1.4%
Ventas, Inc.	151,968	8,792,868

Food Products 1.1%
Post Holdings, Inc. (a)	67,935	7,103,963

Health Care Equipment & Supplies 3.4%
Boston Scientific Corp. (a)	217,327	9,099,482
Danaher Corp.	76,789	12,353,046
		21,452,528
Health Care Providers & Services 4.7%
Centene Corp. (a)	228,694	14,364,270
UnitedHealth Group, Inc.	56,666	15,438,652
		29,802,922
Hotels, Restaurants & Leisure 2.7%
MGM Resorts International	351,185	10,907,806
Restaurant Brands International, Inc.	50,351	3,071,915
Vail Resorts, Inc.	13,283	3,114,996
		17,094,717
Household Durables 2.0%
LGI Homes, Inc. (a)	158,458	12,635,441

Insurance 4.8%
American International Group, Inc.	204,690	10,287,719
MetLife, Inc.	245,580	12,207,782
Willis Towers Watson PLC	34,933	7,380,994
		29,876,495
Interactive Media & Services 7.4%
Alphabet, Inc., Class C (a)	17,466	25,050,261
Facebook, Inc., Class A (a)	105,605	21,322,706
		46,372,967
Internet & Direct Marketing Retail 1.0%
Expedia Group, Inc.	59,848	6,490,516

IT Services 1.3%
Visa, Inc., Class A	41,050	8,167,718

Life Sciences Tools & Services 3.2%
Agilent Technologies, Inc.	136,433	11,263,908
Charles River Laboratories International, Inc. (a)	56,988	8,809,205
		20,073,113
Machinery 2.9%
Ingersoll-Rand PLC	83,550	11,131,366
Middleby Corp. (a)	61,254	6,870,249
		18,001,615
Media 5.6%
Charter Communications, Inc., Class A (a)	20,203	10,454,244
Discovery, Inc., Class C (a)	206,300	5,728,951
Liberty Media Corp-Liberty SiriusXM, Class A (a)	205,061	9,959,813
Nexstar Media Group, Inc., Class A	73,650	8,922,698
		35,065,706
Multiline Retail 0.7%
Dollar Tree, Inc. (a)	51,434	4,478,358

Oil, Gas & Consumable Fuels 2.5%
Occidental Petroleum Corp.	204,610	8,127,109
Texas Pacific Land Trust	10,282	7,770,210
		15,897,319
Pharmaceuticals 2.1%
Pfizer, Inc.	345,470	12,865,303

Professional Services 0.8%
Insperity, Inc.	59,483	5,197,030

Real Estate Management & Development 1.4%
Jones Lang LaSalle, Inc.	50,629	8,597,817

Road & Rail 1.3%
Norfolk Southern Corp.	39,923	8,312,368

Semiconductors & Semiconductor Equipment 6.1%
Applied Materials, Inc.	152,693	8,854,667
Broadcom, Inc.	50,870	15,523,489
Micron Technology, Inc. (a)	164,364	8,726,085
Universal Display Corp.	30,908	5,445,062
		38,549,303
Software 6.9%
Microsoft Corp.	254,998	43,408,310

Specialty Retail 4.7%
CarMax, Inc. (a)	105,322	10,220,447
Home Depot, Inc.	41,131	9,381,981
TJX Cos., Inc.	165,330	9,761,083
		29,363,511
Thrifts & Mortgage Finance 1.4%
Axos Financial, Inc. (a)	316,654	8,920,143

Total Common Stocks (Cost $478,508,892)		620,499,429

Short-Term Investment 1.4%
Affiliated Investment Company 1.4%
MainStay U.S. Government Liquidity Fund, 1.40% (b)	8,613,713	8,613,713

Total Short-Term Investment (Cost $8,613,713)		8,613,713

Total Investments (Cost $487,122,605)	100.1%	629,113,142
Other Assets, Less Liabilities	(0.1)	(714,504)
Net Assets	100.0%	$628,398,638

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2020.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$620,499,429	$—	$—	$620,499,429
Short-Term Investment
Affiliated Investment Company	8,613,713	—	—	8,613,713
Total Investments in Securities	$629,113,142	$—	$—	$629,113,142

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch U.S. Equity Yield Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 97.9% †
Aerospace & Defense 3.6%
General Dynamics Corp.	42,415	$7,441,287
Lockheed Martin Corp.	36,956	15,821,603
Raytheon Co.	38,216	8,443,443
United Technologies Corp.	55,434	8,326,187
		40,032,520
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	58,373	6,042,773

Banks 4.7%
M&T Bank Corp.	55,854	9,412,516
People’s United Financial, Inc.	393,919	6,074,231
PNC Financial Services Group, Inc.	45,505	6,759,768
Truist Financial Corp.	257,433	13,275,820
U.S. Bancorp	185,200	9,856,344
Wells Fargo & Co.	136,065	6,386,891
		51,765,570
Beverages 3.7%
Coca-Cola Co.	213,757	12,483,409
Coca-Cola European Partners PLC	193,179	10,163,147
Molson Coors Brewing Co., Class B	104,569	5,811,945
PepsiCo., Inc.	85,251	12,107,347
		40,565,848
Biotechnology 2.3%
AbbVie, Inc.	156,214	12,656,458
Amgen, Inc.	57,676	12,460,900
		25,117,358
Capital Markets 2.7%
BlackRock, Inc.	21,837	11,515,742
CME Group, Inc.	54,594	11,852,903
Lazard, Ltd., Class A	157,277	6,599,343
		29,967,988
Chemicals 2.2%
Dow, Inc.	155,803	7,177,844
LyondellBasell Industries N.V., Class A	90,710	7,062,681
Nutrien, Ltd.	222,996	9,519,699
		23,760,224
Commercial Services & Supplies 2.1%
Republic Services, Inc.	122,207	11,615,776
Waste Management, Inc.	97,429	11,857,109
		23,472,885
Communications Equipment 1.1%
Cisco Systems, Inc.	272,551	12,529,170

Containers & Packaging 0.8%
Amcor PLC	822,274	8,707,882

Diversified Telecommunication Services 3.2%
AT&T, Inc.	409,877	15,419,573
Verizon Communications, Inc.	326,306	19,395,628
		34,815,201
Electric Utilities 10.7%
Alliant Energy Corp.	128,086	7,603,185
American Electric Power Co., Inc.	133,966	13,961,937
Duke Energy Corp.	174,281	17,015,054
Entergy Corp.	167,142	21,982,516
Evergy, Inc.	139,845	10,091,215
Eversource Energy	119,687	11,063,866
FirstEnergy Corp.	344,784	17,511,579
Pinnacle West Capital Corp.	70,132	6,851,195
PPL Corp.	335,125	12,128,174
		118,208,721
Electrical Equipment 2.5%
Eaton Corp. PLC	152,864	14,441,062
Emerson Electric Co.	179,321	12,844,763
		27,285,825
Entertainment 0.6%
Cinemark Holdings, Inc.	207,851	6,549,385

Equity Real Estate Investment Trusts 2.8%
Iron Mountain, Inc.	319,166	10,088,837
Simon Property Group, Inc.	46,250	6,158,187
Welltower, Inc.	175,961	14,940,849
		31,187,873
Food & Staples Retailing 0.9%
Walmart, Inc.	89,030	10,193,045

Health Care Equipment & Supplies 0.9%
Medtronic PLC	87,350	10,083,684

Health Care Providers & Services 1.8%
CVS Health Corp.	104,989	7,120,354
UnitedHealth Group, Inc.	47,512	12,944,644
		20,064,998
Hotels, Restaurants & Leisure 4.4%
Brinker International, Inc.	147,824	6,310,606
Darden Restaurants, Inc.	62,993	7,334,275
Las Vegas Sands Corp.	243,561	15,906,969
McDonald’s Corp.	55,434	11,861,213
Vail Resorts, Inc.	30,072	7,052,185
		48,465,248
Household Durables 0.6%
Leggett & Platt, Inc.	142,365	6,775,150

Household Products 3.1%
Colgate-Palmolive Co.	82,311	6,072,906
Kimberly-Clark Corp.	89,450	12,812,818
Procter & Gamble Co.	126,826	15,805,056
		34,690,780
Industrial Conglomerates 1.7%
3M Co.	35,276	5,596,890
Honeywell International, Inc.	77,899	13,493,665
		19,090,555
Insurance 5.9%
Allianz S.E., Sponsored ADR (a)	493,533	11,733,747
Arthur J. Gallagher & Co.	163,782	16,799,120
Marsh & McLennan Cos., Inc.	75,172	8,408,740
MetLife, Inc.	368,940	18,340,007
Travelers Cos., Inc.	71,392	9,396,615
		64,678,229
IT Services 1.9%
Automatic Data Processing, Inc.	37,796	6,477,856
International Business Machines Corp.	51,234	7,363,863
Paychex, Inc.	83,571	7,167,885
		21,009,604
Media 0.7%
Comcast Corp., Class A	182,086	7,864,294

Metals & Mining 0.6%
Reliance Steel & Aluminum Co.	58,373	6,701,220

Multi-Utilities 5.8%
Ameren Corp.	163,782	13,438,313
CenterPoint Energy, Inc.	314,394	8,325,153
CMS Energy Corp.	97,009	6,646,087
Dominion Energy, Inc.	177,962	15,260,242
NiSource, Inc.	211,238	6,191,386
WEC Energy Group, Inc.	136,905	13,675,440
		63,536,621
Multiline Retail 1.1%
Target Corp.	105,409	11,672,993

Oil, Gas & Consumable Fuels 6.8%
Chevron Corp.	103,309	11,068,526
Enterprise Products Partners, L.P.	457,179	11,781,503
Exxon Mobil Corp.	222,156	13,800,331
Magellan Midstream Partners, L.P.	140,265	8,609,466
Occidental Petroleum Corp.	136,905	5,437,867
Phillips 66	102,889	9,400,968
Royal Dutch Shell PLC, Class A, Sponsored ADR	279,270	14,563,930
		74,662,591
Pharmaceuticals 5.0%
Johnson & Johnson	120,947	18,005,380
Merck & Co., Inc.	225,936	19,303,972
Pfizer, Inc.	477,910	17,797,368
		55,106,720
Semiconductors & Semiconductor Equipment 5.0%
Analog Devices, Inc.	74,752	8,204,032
Broadcom, Inc.	20,997	6,407,445
Intel Corp.	163,442	10,448,847
KLA Corp.	43,675	7,238,694
Microchip Technology, Inc.	69,292	6,754,584
Texas Instruments, Inc.	132,706	16,010,979
		55,064,581
Software 1.8%
Microsoft Corp.	118,427	20,159,828

Specialty Retail 1.0%
Home Depot, Inc.	47,875	10,920,288

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.	30,236	9,358,344

Textiles, Apparel & Luxury Goods 0.5%
Hanesbrands, Inc.	398,118	5,478,104

Tobacco 3.4%
Altria Group, Inc.	294,022	13,974,866
British American Tobacco PLC, Sponsored ADR	259,113	11,413,927
Philip Morris International, Inc.	148,664	12,294,513
		37,683,306
Trading Companies & Distributors 0.6%
Watsco, Inc.	40,315	7,011,585

Total Common Stocks (Cost $929,448,263)		1,080,280,991

Short-Term Investment 1.9%
Affiliated Investment Company 1.9%
MainStay U.S. Government Liquidity Fund, 1.40% (b)	21,562,192	21,562,192

Total Short-Term Investment (Cost $21,562,192)		21,562,192

Total Investments (Cost $951,010,455)	99.8%	1,101,843,183
Other Assets, Less Liabilities	0.2	1,988,051
Net Assets	100.0%	$1,103,831,234

†	Percentages indicated are based on Fund net assets.
(a)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2020, the total market value of the fair valued security was $11,733,747, which represented 1.1% of the Fund’s net assets.
(b)	Current yield as of January 31, 2020.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$1,068,547,244	$11,733,747	$—	$1,080,280,991
Short-Term Investment
Affiliated Investment Company	21,562,192	—	—	21,562,192
Total Investments in Securities	$1,090,109,436	$11,733,747	$—	$1,101,843,183

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Floating Rate Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 96.9% †
Corporate Bonds 5.4%
Auto Parts & Equipment 0.1%
Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (a)	$600,000	$556,200
Delphi Technologies PLC 5.00%, due 10/1/25 (a)	1,200,000	1,329,000
		1,885,200
Building Materials 0.1%
Jeld-Wen, Inc. (a)
4.625%, due 12/15/25	590,000	601,800
4.875%, due 12/15/27	780,000	807,300
		1,409,100
Chemicals 0.3%
Element Solutions, Inc. 5.875%, due 12/1/25 (a)	2,800,000	2,894,136
Starfruit Finco B.V. / Starfruit U.S. Holdco LLC 8.00%, due 10/1/26 (a)	1,000,000	1,037,500
		3,931,636
Chemicals, Plastics & Rubber 0.1%
Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.25%, due 2/1/25 (a)	1,600,000	1,634,000

Commercial Services 0.3%
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)	850,000	887,995
Prime Security Services Borrower LLC / Prime Finance, Inc. 6.25%, due 1/15/28 (a)	1,750,000	1,728,562
Refinitiv U.S. Holdings, Inc. 8.25%, due 11/15/26 (a)	1,000,000	1,113,800
		3,730,357
Distribution & Wholesale 0.2%
IAA, Inc. 5.50%, due 6/15/27 (a)	500,000	530,575
KAR Auction Services, Inc. 5.125%, due 6/1/25 (a)	1,400,000	1,436,162
		1,966,737
Diversified Financial Services 0.1%
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 7/1/21	662,000	662,331

Electric 0.7%
Clearway Energy Operating LLC 5.75%, due 10/15/25	2,776,000	2,917,576
Vistra Energy Corp. 8.125%, due 1/30/26 (a)	3,750,000	3,993,750
Vistra Operations Co. LLC 5.00%, due 7/31/27 (a)	1,500,000	1,545,000
		8,456,326
Entertainment 0.1%
Scientific Games International, Inc. 7.00%, due 5/15/28 (a)	1,350,000	1,424,642

Environmental Controls 0.2%
Advanced Disposal Services, Inc. 5.625%, due 11/15/24 (a)	1,200,000	1,249,800
GFL Environmental, Inc. 8.50%, due 5/1/27 (a)	770,000	839,300
		2,089,100
Food 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC 4.875%, due 2/15/30 (a)	300,000	307,944
B&G Foods, Inc. 5.25%, due 9/15/27	2,500,000	2,493,750
Post Holdings, Inc. 5.50%, due 12/15/29 (a)	240,000	254,076
		3,055,770
Household Products & Wares 0.1%
Prestige Brands, Inc. 6.375%, due 3/1/24 (a)	700,000	721,875

Housewares 0.1%
Scotts Miracle-Gro Co. 5.25%, due 12/15/26	800,000	852,000

Insurance 0.3%
Acrisure, LLC / Acrisure Finance, Inc. 7.00%, due 11/15/25 (a)	2,280,000	2,234,400
GTCR AP Finance, Inc. 8.00%, due 5/15/27 (a)	900,000	954,000
		3,188,400
Lodging 0.1%
Boyd Gaming Corp. 4.75%, due 12/1/27 (a)	600,000	613,500

Machinery - Diversified 0.1%
RBS Global, Inc. / Rexnord LLC 4.875%, due 12/15/25 (a)	700,000	715,645

Media 0.1%
E.W. Scripps Co. 5.125%, due 5/15/25 (a)	1,200,000	1,230,000
iHeartCommunications, Inc.
6.375%, due 5/1/26	195,382	211,012
8.375%, due 5/1/27	354,129	385,112
		1,826,124
Miscellaneous - Manufacturing 0.2%
Koppers, Inc. 6.00%, due 2/15/25 (a)	2,000,000	2,049,000

Oil & Gas 0.0% ‡
EP Energy LLC / Everest Acquisition Finance, Inc. 8.00%, due 2/15/25 (a)(b)(c)	800,000	16,000

Oil & Gas Services 0.1%
USA Compression Partners, L.P. / USA Compression Finance Corp. 6.875%, due 4/1/26	640,000	665,600

Packaging & Containers 0.0% ‡
Plastipak Holdings, Inc. 6.25%, due 10/15/25 (a)	530,000	466,400

Pharmaceuticals 0.3%
Bausch Health Cos., Inc. (a)
5.00%, due 1/30/28	1,000,000	1,012,500
5.50%, due 11/1/25	700,000	725,081
6.50%, due 3/15/22	1,500,000	1,527,840
		3,265,421
Real Estate 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, due 6/1/23 (a)(d)	2,100,000	2,084,250

Real Estate Investment Trusts 0.0% ‡
Ryman Hospitality Properties, Inc. 4.75%, due 10/15/27 (a)	300,000	312,000

Retail 0.1%
PetSmart, Inc. 5.875%, due 6/1/25 (a)	668,000	685,435

Software 0.1%
Fair Isaac Corp. 4.00%, due 6/15/28 (a)	1,000,000	1,017,500

Telecommunications 1.0%
CommScope, Inc. 5.50%, due 3/1/24 (a)	3,500,000	3,596,250
Connect Finco S.A.R.L. / Connect U.S. Finco LLC 6.75%, due 10/1/26 (a)	2,000,000	2,117,500
Sprint Corp. 7.25%, due 2/1/28 (a)	6,000,000	5,940,000
Telesat Canada / Telesat LLC 4.875%, due 6/1/27 (a)	900,000	924,615
		12,578,365
Trucking & Leasing 0.2%
DAE Funding LLC (a)
5.00%, due 8/1/24	1,000,000	1,046,250
5.25%, due 11/15/21	1,300,000	1,352,000
		2,398,250
Total Corporate Bonds (Cost $62,601,763)		63,700,964

Floating Rate Loans 80.5% (e)
Aerospace & Defense 0.8%
Dynasty Acquisition Co., Inc. 2019 Term Loan B1 5.945% (3 Month LIBOR + 4.00%), due 4/6/26	864,965	867,560
Maverick Purchaser Sub LLC Term Loan B TBD, due 1/23/27	625,000	628,125
Science Applications International Corp. 2018 Term Loan B 3.395% (1 Month LIBOR + 1.75%), due 10/31/25	2,073,750	2,084,119
TransDigm, Inc.
2018 Term Loan E 4.145% (1 Month LIBOR + 2.50%), due 5/30/25	982,500	980,535
2018 Term Loan F 4.145% (1 Month LIBOR + 2.50%), due 6/9/23	4,941,751	4,934,803
		9,495,142
Automobile 2.4%
American Axle and Manufacturing, Inc. Term Loan B 3.92% (1 Month LIBOR + 2.25%), due 4/6/24	2,019,159	2,015,688
AP Exhaust Acquisition, LLC 2019 Term Loan B 6.901% (3 Month LIBOR + 5.00%), due 8/12/26 (f)(g)	852,703	255,811
Belron Finance U.S. LLC
Term Loan B 4.144% (3 Month LIBOR + 2.25%), due 11/7/24	2,450,000	2,455,103
2019 USD Term Loan B 4.27% (3 Month LIBOR + 2.50%), due 10/30/26	1,250,000	1,253,125
Chassix, Inc.
2017 1st Lien Term Loan 7.44% (3 Month LIBOR + 5.50%), due 11/15/23	1,185,934	1,043,622
2017 1st Lien Term Loan 7.44% (3 Month LIBOR + 5.50%), due 11/15/23	1,246,610	1,097,017
Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B 4.40% (1 Month LIBOR + 2.75%), due 8/21/25 (f)	3,950,000	3,966,788
IAA, Inc. Term Loan B 3.938% (1 Month LIBOR + 2.25%), due 6/28/26	2,425,000	2,440,156
KAR Auction Services, Inc. 2019 Term Loan B6 3.938% (1 Month LIBOR + 2.25%), due 9/19/26	1,745,625	1,757,626
L&W, Inc. 2018 Term Loan B 8.02% (1 Month LIBOR + 6.375%), due 5/22/25	3,152,000	3,010,160
Mavis Tire Express Services Corp.
2018 Delayed Draw Term Loan 3.426% (UNFND + 3.00%), due 3/20/25	106,540	104,143
2018 1st Lien Term Loan 4.895% (1 Month LIBOR + 3.25%), due 3/20/25	3,687,743	3,604,769
Truck Hero, Inc. 1st Lien Term Loan 5.395% (1 Month LIBOR + 3.75%), due 4/22/24	1,777,586	1,752,700
Wand NewCo 3, Inc. 2020 Term Loan 4.645% (1 Month LIBOR + 3.00%), due 2/5/26	3,311,500	3,317,709
		28,074,417
Banking 2.1%
Apollo Commercial Real Estate Finance, Inc. Term Loan B 4.426% (1 Month LIBOR + 2.75%), due 5/15/26	1,492,500	1,492,500
Broadstreet Partners, Inc. 2020 Term Loan B 4.911% (3 Month LIBOR + 3.25%), due 1/27/27	3,371,366	3,382,602
Brookfield Property REIT, Inc. 1st Lien Term Loan B 4.145% (1 Month LIBOR + 2.50%), due 8/27/25	6,408,825	6,355,421
Edelman Financial Center LLC 2018 1st Lien Term Loan 4.91% (1 Month LIBOR + 3.25%), due 7/21/25	2,772,000	2,781,818
Greenhill & Co., Inc. Term Loan B 4.92% (1 Month LIBOR + 3.25%), due 4/12/24	1,747,541	1,732,250
Jane Street Group LLC 2018 Term Loan B 4.645% (1 Month LIBOR + 3.00%), due 8/25/22	3,406,703	3,404,574
Russell Investments U.S. Inst’l Holdco, Inc. Term Loan B 4.895% (1 Month LIBOR + 3.25%), due 6/1/23	3,139,956	3,143,096
Trans Union, LLC 2019 Term Loan B5 3.395% (1 Month LIBOR + 1.75%), due 11/16/26	2,841,232	2,849,756
		25,142,017
Beverage, Food & Tobacco 2.5%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan 5.434% (1 Month LIBOR + 3.75%), due 10/1/25	2,376,000	2,381,346
Advantage Sales & Marketing, Inc.
2014 1st Lien Term Loan 4.895% (1 Month LIBOR + 3.25%), due 7/23/21	1,226,316	1,184,928
Term Loan B2 4.895% (1 Month LIBOR + 3.25%), due 7/25/21	1,462,500	1,413,141
2014 2nd Lien Term Loan 8.145% (1 Month LIBOR + 6.50%), due 7/25/22	458,333	415,283
Albertsons, LLC 2019 Term Loan B8 4.395% (1 Month LIBOR + 2.75%), due 8/17/26	3,598,053	3,603,195
American Seafoods Group LLC
2017 1st Lien Term Loan 4.49% (1 Month LIBOR + 2.75%), due 8/21/23	2,600,694	2,599,068
2017 1st Lien Term Loan 6.50% (PRIME + 1.75%), due 8/21/23	82,562	82,510
Arctic Glacier U.S.A., Inc. 2018 Term Loan B 5.145% (1 Month LIBOR + 3.50%), due 3/20/24	961,552	929,099
ASP MSG Acquisition Co., Inc. 2017 Term Loan B 5.645% (1 Month LIBOR + 4.00%), due 8/16/23	2,250,256	2,165,871
B&G Foods, Inc. 2019 Term Loan B4 4.145% (1 Month LIBOR + 2.50%), due 10/10/26	997,500	998,747
CHG PPC Parent LLC 2018 Term Loan B 4.395% (1 Month LIBOR + 2.75%), due 3/31/25	3,693,750	3,704,525
Hearthside Food Solutions LLC 2018 Term Loan B 5.333% (1 Month LIBOR + 3.687%), due 5/23/25	1,649,531	1,626,850
U.S. Foods, Inc. 2016 Term Loan B 3.395% (1 Month LIBOR + 1.75%), due 6/27/23	4,817,577	4,830,372
United Natural Foods, Inc. Term Loan B 5.895% (1 Month LIBOR + 4.25%), due 10/22/25	4,444,503	3,960,239
		29,895,174
Broadcasting & Entertainment 2.8%
Charter Communications Operating, LLC 2019 Term Loan B1 3.40% (1 Month LIBOR + 1.75%), due 4/30/25	9,800,000	9,849,000
Clear Channel Outdoor Holdings, Inc. Term Loan B 5.145% (1 Month LIBOR + 3.50%), due 8/21/26	1,246,875	1,251,551
Diamond Sports Group LLC Term Loan 4.91% (1 Month LIBOR + 3.25%), due 8/24/26	3,990,000	3,972,045
Entercom Media Corp. 2019 Term Loan 4.16% (1 Month LIBOR + 2.50%), due 11/18/24	906,653	910,336
Global Eagle Entertainment, Inc. 1st Lien Term Loan 9.378% (3 Month LIBOR + 7.50%), due 1/6/23	1,958,250	1,772,216
Gray Television, Inc. 2018 Term Loan C 4.281% (1 Month LIBOR + 2.50%), due 1/2/26	3,011,963	3,023,884
iHeartCommunications, Inc. Exit Term Loan 5.781% (1 Month LIBOR + 4.00%), due 5/1/26	551,752	552,672
Nielsen Finance LLC Term Loan B4 3.699% (1 Month LIBOR + 2.00%), due 10/4/23	1,207,941	1,208,803
Terrier Media Buyer, Inc. Term Loan B 6.148% (3 Month LIBOR + 4.25%), due 12/17/26	1,666,667	1,679,167
Univision Communications, Inc. Term Loan C5 4.395% (1 Month LIBOR + 2.75%), due 3/15/24	5,720,532	5,643,065
WideOpenWest Finance LLC 2017 Term Loan B 4.904% (1 Month LIBOR + 3.25%), due 8/18/23	2,910,503	2,875,941
		32,738,680
Buildings & Real Estate 2.5%
American Bath Group LLC 2018 Term Loan B 5.895% (1 Month LIBOR + 4.25%), due 9/30/23	992,424	996,766
Core & Main L.P.
2017 Term Loan B 4.51% (1 Month LIBOR + 2.75%), due 8/1/24	2,154,360	2,151,667
2017 Term Loan B 4.66% (3 Month LIBOR + 2.75%), due 8/1/24	1,391,527	1,389,788
Hamilton Holdco, LLC 2018 Term Loan B 3.95% (3 Month LIBOR + 2.00%), due 1/2/27	1,477,547	1,477,547
Jeld-Wen, Inc. 2017 1st Lien Term Loan 3.945% (3 Month LIBOR + 2.00%), due 12/14/24	1,684,375	1,685,778
NCI Building Systems, Inc. 2018 Term Loan 5.434% (1 Month LIBOR + 3.75%), due 4/12/25	3,678,321	3,658,395
Realogy Group LLC 2018 Term Loan B 3.895% (1 Month LIBOR + 2.25%), due 2/8/25	4,380,303	4,329,199
SIWF Holdings, Inc.
1st Lien Term Loan 5.895% (1 Month LIBOR + 4.25%), due 6/15/25	1,856,116	1,864,236
2nd Lien Term Loan 10.145% (1 Month LIBOR + 8.50%), due 6/15/26	480,000	456,000
SMG US Midco 2, Inc. 2020 Term Loan 4.159% (1 Month LIBOR + 2.50%), due 1/23/25 (f)(g)	1,848,750	1,855,683
SRS Distribution, Inc. 2018 1st Lien Term Loan 4.895% (1 Month LIBOR + 3.25%), due 5/23/25	3,640,797	3,613,491
VC GB Holdings, Inc. 2017 1st Lien Term Loan 4.645% (1 Month LIBOR + 3.00%), due 2/28/24	1,161,432	1,149,817
Wilsonart LLC 2017 Term Loan B 5.20% (3 Month LIBOR + 3.25%), due 12/19/23	5,429,559	5,420,508
		30,048,875
Cargo Transport 0.3%
Genesee & Wyoming, Inc. Term Loan 3.906% (3 Month LIBOR + 2.00%), due 12/30/26	3,000,000	3,020,625

Chemicals, Plastics & Rubber 2.1%
Allnex USA, Inc. Term Loan B3 5.164% (3 Month LIBOR + 3.25%), due 9/13/23	1,488,353	1,475,330
Cabot Microelectronics Corp. 2019 Term Loan B1 3.688% (1 Month LIBOR + 2.00%), due 11/17/25	1,862,099	1,873,737
Emerald Performance Materials LLC
New 1st Lien Term Loan 5.145% (1 Month LIBOR + 3.50%), due 8/1/21	2,360,310	2,364,736
New 2nd Lien Term Loan 9.395% (1 Month LIBOR + 7.75%), due 8/1/22	1,300,000	1,290,250
Flex Acquisition Co., Inc.
1st Lien Term Loan 4.78% (1 Month LIBOR + 3.00%), due 12/29/23	62,520	61,713
1st Lien Term Loan 4.91% (3 Month LIBOR + 3.00%), due 12/29/23	1,665,649	1,644,134
Flint Group U.S. LLC
1st Lien Term Loan B2 4.78% (3 Month LIBOR + 3.00%), due 9/7/21	5,531	4,857
1st Lien Term Loan B2 4.80% (3 Month LIBOR + 3.00%), due 9/7/21	2,090,621	1,836,088
Ineos U.S. Finance LLC 2017 Term Loan B 3.645% (1 Month LIBOR + 2.00%), due 4/1/24	2,431,392	2,428,353
Minerals Technologies, Inc.
2017 Term Loan B 3.91% (1 Month LIBOR + 2.25%), due 2/14/24	30,848	30,913
2017 Term Loan B 3.92% (1 Month LIBOR + 2.25%), due 2/14/24	1,155,579	1,157,985
2017 Term Loan B 4.02% (1 Month LIBOR + 2.25%), due 2/14/24	49,357	49,460
2017 Term Loan B 4.19% (3 Month LIBOR + 2.25%), due 2/14/24	185,090	185,476
PQ Corp. 2018 Term Loan B 4.277% (3 Month LIBOR + 2.50%), due 2/8/25	1,227,861	1,229,651
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan 5.68% (3 Month LIBOR + 3.75%), due 11/30/23	242,559	241,144
2016 1st Lien Term Loan 5.69% (3 Month LIBOR + 3.75%), due 11/30/23	2,704,312	2,688,538
Tronox Finance LLC
Term Loan B 4.40% (1 Month LIBOR + 2.75%), due 9/23/24	1,714,725	1,713,296
Term Loan B 4.69% (3 Month LIBOR + 2.75%), due 9/23/24	1,209,922	1,208,914
Univar, Inc. 2019 USD Term Loan B5 3.645% (1 Month LIBOR + 2.00%), due 7/1/26	600,000	602,437
Venator Materials Corp. Term Loan B 4.645% (1 Month LIBOR + 3.00%), due 8/8/24	2,932,500	2,917,838
Zep, Inc. 2017 1st Lien Term Loan 5.945% (3 Month LIBOR + 4.00%), due 8/12/24 (f)(g)	48,428	37,854
		25,042,704
Commercial Services 0.1%
Encapsys, LLC 2020 Term Loan B2 4.895% (3 Month LIBOR + 3.25%), due 11/7/24 (f)	964,307	973,064

Containers, Packaging & Glass 3.2%
Anchor Glass Container Corp.
2017 1st Lien Term Loan 4.46% (1 Month LIBOR + 2.75%), due 12/7/23	2,570,665	1,883,012
2017 1st Lien Term Loan 4.69% (3 Month LIBOR + 2.75%), due 12/7/23	131,023	95,975
Berlin Packaging LLC
2018 1st Lien Term Loan 4.79% (1 Month LIBOR + 3.00%), due 11/7/25	642,063	638,250
2018 1st Lien Term Loan 4.81% (3 Month LIBOR + 3.00%), due 11/7/25	120,688	119,972
2018 1st Lien Term Loan 4.95% (3 Month LIBOR + 3.00%), due 11/7/25	12,334	12,261
Berry Global, Inc. 2019 Term Loan Y 3.781% (1 Month LIBOR + 2.00%), due 7/1/26	3,731,250	3,748,350
BWAY Holding Co.
2017 Term Loan B 5.08% (3 Month LIBOR + 3.25%), due 4/3/24	4,842,653	4,801,791
2017 Term Loan B 5.08% (3 Month LIBOR + 3.25%), due 4/3/24	12,449	12,344
Charter NEX US, Inc. Incremental Term Loan 5.145% (1 Month LIBOR + 3.50%), due 5/16/24	870,625	869,808
Clearwater Paper Corp. Term Loan B 5.00% (1 Month LIBOR + 3.25%), due 7/26/26	2,500,000	2,506,250
Consolidated Container Co. LLC 2017 1st Lien Term Loan 4.395% (1 Month LIBOR + 2.75%), due 5/22/24	2,912,745	2,920,026
Fort Dearborn Co.
2016 1st Lien Term Loan 5.76% (1 Month LIBOR + 4.00%), due 10/19/23	79,584	77,594
2016 1st Lien Term Loan 5.91% (3 Month LIBOR + 4.00%), due 10/19/23	3,317,849	3,234,903
2016 2nd Lien Term Loan 10.408% (3 Month LIBOR + 8.50%), due 10/21/24	1,500,000	1,372,500
Klockner-Pentaplast of America, Inc. 2017 Term Loan B2 6.012% (2 Month LIBOR + 4.25%), due 6/30/22	4,887,500	4,380,422
Plastipak Packaging, Inc. 2018 Term Loan B 4.15% (3 Month LIBOR + 2.50%), due 10/14/24	563,907	562,673
Pro Mach Group, Inc. 2018 Term Loan B 4.41% (1 Month LIBOR + 2.75%), due 3/7/25	982,500	965,613
Reynolds Consumer Products, Inc. Term Loan TBD, due 1/29/27	2,500,000	2,509,375
Reynolds Group Holdings, Inc. 2017 Term Loan 4.395% (1 Month LIBOR + 2.75%), due 2/5/23	4,197,249	4,203,805
Tank Holding Corp. 2019 Term Loan B 5.155% (3 Month LIBOR + 3.50%), due 3/26/26	1,246,875	1,248,045
Trident TPI Holdings, Inc. 2017 Term Loan B1 4.645% (1 Month LIBOR + 3.00%), due 10/17/24	2,037,941	2,002,277
		38,165,246
Diversified/Conglomerate Manufacturing 2.6%
Allied Universal Holdco LLC 2019 Term Loan B 5.895% (1 Month LIBOR + 4.25%), due 7/10/26	1,500,000	1,509,375
Filtration Group Corp. 2018 1st Lien Term Loan 4.645% (1 Month LIBOR + 3.00%), due 3/29/25	2,930,423	2,937,749
Gardner Denver, Inc. 2017 Term Loan B 4.395% (1 Month LIBOR + 2.75%), due 7/30/24	2,801,874	2,808,879
GYP Holdings III Corp. 2018 Term Loan B 4.395% (1 Month LIBOR + 2.75%), due 6/1/25	1,740,371	1,736,746
Hyster-Yale Group, Inc. Term Loan B 4.895% (1 Month LIBOR + 3.25%), due 5/30/23	875,000	872,812
Iron Mountain, Inc. 2018 Term Loan B 3.395% (1 Month LIBOR + 1.75%), due 1/2/26	3,303,501	3,292,490
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan 5.145% (1 Month LIBOR + 3.50%), due 9/6/25	1,370,000	1,248,412
Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan 4.895% (1 Month LIBOR + 3.25%), due 5/1/25	3,867,922	3,885,649
Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.145% (1 Month LIBOR + 2.50%), due 11/15/23	4,376,832	4,381,621
Red Ventures LLC 2018 Term Loan B 4.161% (1 Month LIBOR + 2.50%), due 11/8/24	5,729,913	5,732,778
TRC Cos., Inc. Term Loan 5.145% (1 Month LIBOR + 3.50%), due 6/21/24	2,497,068	2,459,612
		30,866,123
Diversified/Conglomerate Service 5.4%
Applied Systems, Inc. 2017 1st Lien Term Loan 5.195% (3 Month LIBOR + 3.25%), due 9/19/24	2,913,570	2,922,415
BidFair MergerRight, Inc. Term Loan B 7.17% (1 Month LIBOR + 5.50%), due 1/15/27	2,327,672	2,326,217
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan 4.645% (1 Month LIBOR + 3.00%), due 6/15/25	2,947,557	2,946,820
BrightView Landscapes LLC
2018 1st Lien Term Loan B 4.19% (1 Month LIBOR + 2.50%), due 8/15/25	2,448,087	2,458,289
2018 1st Lien Term Loan B 4.19% (1 Month LIBOR + 2.50%), due 8/15//25	2,017,246	2,025,652
Change Healthcare Holdings, Inc. 2017 Term Loan B 4.145% (1 Month LIBOR + 2.50%), due 3/1/24	2,840,960	2,840,960
Cypress Intermediate Holdings III, Inc. 2017 1st Lien Term Loan 4.40% (1 Month LIBOR + 2.75%), due 4/29/24	3,900,000	3,900,000
Element Materials Technology Group US Holdings, Inc. 2017 Term Loan B 5.445% (3 Month LIBOR + 3.50%), due 6/28/24	1,939,977	1,921,790
Greeneden U.S. Holdings II LLC 2018 Term Loan B 4.895% (1 Month LIBOR + 3.25%), due 12/1/23	1,451,886	1,453,701
IRI Holdings, Inc.
2018 1st Lien Term Loan 6.15% (1 Month LIBOR + 4.50%), due 12/1/25	5,184,375	5,041,805
2018 1st Lien Term Loan 6.44% (3 Month LIBOR + 4.50%), due 12/1/25	13,125	12,764
Kronos, Inc. 2017 Term Loan B 4.909% (3 Month LIBOR + 3.00%), due 11/1/23	4,690,574	4,708,164
Mitchell International, Inc. 2017 1st Lien Term Loan 4.895% (1 Month LIBOR + 3.25%), due 11/29/24	3,438,750	3,399,204
MKS Instruments, Inc. 2019 Term Loan B6 3.395% (1 Month LIBOR + 1.75%), due 2/2/26	1,294,842	1,298,311
Monitronics International, Inc. Takeback Term Loan 8.145% (1 Month LIBOR + 6.50%), due 3/29/24	1,858,431	1,570,374
MX Holdings U.S., Inc. 2018 Term Loan B1C 4.395% (1 Month LIBOR + 2.75%), due 7/31/25	4,192,213	4,210,554
Prime Security Services Borrower, LLC 2019 Term Loan B1 5.013% (1 Month LIBOR + 3.25%), due 9/23/26	7,398,481	7,406,700
Sophia L.P. 2017 Term Loan B 5.195% (3 Month LIBOR + 3.25%), due 9/30/22	3,505,775	3,511,910
TruGreen, Ltd. Partnership 2019 Term Loan 5.395% (1 Month LIBOR + 3.75%), due 3/19/26	2,008,064	2,013,084
Verint Systems, Inc.
2018 Term Loan B 3.78% (1 Month LIBOR + 2.00%), due 6/28/24	1,513,235	1,520,801
2018 Term Loan B 3.91% (3 Month LIBOR + 2.00%), due 6/28/24	1,411,765	1,418,824
Verscend Holding Corp. 2018 Term Loan B 6.145% (1 Month LIBOR + 4.50%), due 8/27/25	2,962,500	2,976,782
WEX, Inc. Term Loan B3 3.895% (1 Month LIBOR + 2.25%), due 5/15/26	1,930,413	1,941,030
		63,826,151
Ecological 0.2%
Advanced Disposal Services, Inc. Term Loan B3 3.826% (1 Week LIBOR + 2.25%), due 11/10/23	2,108,049	2,112,147

Electronics 12.0%
Almonde, Inc.
1st Lien Term Loan 5.277% (2 Month LIBOR + 3.50%), due 6/13/24	3,088,589	3,053,290
2nd Lien Term Loan 9.027% (3 Month LIBOR + 7.25%), due 6/13/25	2,450,000	2,396,406
ASG Technologies Group, Inc. 2018 Term Loan 5.145% (1 Month LIBOR + 3.50%), due 7/31/24	2,900,065	2,856,564
Banff Merger Sub Inc. 2018 Term Loan B 5.895% (1 Month LIBOR + 4.25%), due 10/2/25	3,820,279	3,762,180
Barracuda Networks, Inc. 1st Lien Term Loan 4.911% (1 Month LIBOR + 3.25%), due 2/12/25	1,973,722	1,986,057
Camelot U.S. Acquisition 1 Co. Term Loan B 4.895% (1 Month LIBOR + 3.25%), due 10/31/26	842,105	845,614
Cologix, Inc. 2017 1st Lien Term Loan 4.645% (1 Month LIBOR + 3.00%), due 3/20/24	3,875,065	3,841,158
Colorado Buyer, Inc.
Term Loan B 4.67% (1 Month LIBOR + 3.00%), due 5/1/24	1,462,500	1,259,882
2nd Lien Term Loan 8.94% (1 Month LIBOR + 7.25%), due 5/1/25	1,200,000	706,000
CommScope, Inc. 2019 Term Loan B 4.895% (1 Month LIBOR + 3.25%), due 4/6/26	7,917,656	7,917,656
Compuware Corp. 2018 Term Loan B 5.645% (1 Month LIBOR + 4.00%), due 8/22/25	1,786,974	1,791,441
Cortes NP Acquisition Corp. 2017 Term Loan B 5.645% (1 Month LIBOR + 4.00%), due 11/30/23	1,527,255	1,524,710
DCert Buyer, Inc. 2019 Term Loan B 5.645% (1 Month LIBOR + 4.00%), due 10/16/26	2,000,000	1,999,166
Dell International LLC 2019 Term Loan B 3.65% (1 Month LIBOR + 2.00%), due 9/19/25	4,253,620	4,269,571
Diebold, Inc. 2017 Term Loan B 4.50% (1 Month LIBOR + 2.75%), due 11/6/23	1,756,956	1,698,757
EIG Investors Corp. 2018 1st Lien Term Loan 5.669% (3 Month LIBOR + 3.75%), due 2/9/23	3,897,888	3,878,398
Epicor Software Corp. 1st Lien Term Loan 4.90% (1 Month LIBOR + 3.25%), due 6/1/22	7,337,237	7,363,438
Exact Merger Sub LLC 1st Lien Term Loan 6.195% (3 Month LIBOR + 4.25%), due 9/27/24	3,910,000	3,907,556
Financial & Risk US Holdings, Inc. 2018 Term Loan 4.895% (1 Month LIBOR + 3.25%), due 10/1/25	6,435,000	6,496,132
Flexential Intermediate Corp. 2017 1st Lien Term Loan 5.445% (3 Month LIBOR + 3.50%), due 8/1/24	2,737,000	2,197,012
Flexera Software LLC 2018 1st Lien Term Loan 5.15% (1 Month LIBOR + 3.50%), due 2/26/25	1,831,625	1,836,776
Go Daddy Operating Co. LLC 2017 Repriced Term Loan 3.395% (1 Month LIBOR + 1.75%), due 2/15/24	3,731,363	3,737,777
Hyland Software, Inc.
2018 Term Loan 3 5.145% (1 Month LIBOR + 3.50%), due 7/1/24	5,478,072	5,500,899
2017 2nd Lien Term Loan 8.645% (1 Month LIBOR + 7.00%), due 7/7/25	1,416,667	1,428,177
Infor (U.S.), Inc. Term Loan B6 4.695% (3 Month LIBOR + 2.75%), due 2/1/22	4,147,850	4,160,293
Informatica LLC 2018 Term Loan 4.895% (1 Month LIBOR + 3.25%), due 8/5/22	1,948,218	1,951,871
MA FinanceCo. LLC Term Loan B3 4.145% (1 Month LIBOR + 2.50%), due 6/21/24	399,538	396,667
McAfee LLC
2018 Term Loan B 5.399% (1 Month LIBOR + 3.75%), due 9/30/24	8,458,405	8,490,124
2017 2nd Lien Term Loan 10.159% (3 Month LIBOR + 8.50%), due 9/29/25	2,625,000	2,644,688
MH Sub I LLC 2017 1st Lien Term Loan 5.395% (1 Month LIBOR + 3.75%), due 9/13/24	6,158,461	6,137,935
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B 5.38% (6 Month LIBOR + 3.50%), due 4/26/24	2,925,000	2,926,220
2019 Incremental Term Loan B 6.13% (6 Month LIBOR + 4.25%), due 4/26/24	1,393,000	1,398,224
Project Leopard Holdings, Inc. 2018 Term Loan 6.145% (1 Month LIBOR + 4.50%), due 7/7/23	1,955,100	1,964,876
Rocket Software, Inc. 2018 Term Loan 5.895% (1 Month LIBOR + 4.25%), due 11/28/25	2,084,250	2,035,618
RP Crown Parent LLC 2016 Term Loan B 4.395% (1 Month LIBOR + 2.75%), due 10/12/23	3,739,374	3,755,734
Seattle Spinco, Inc. Term Loan B3 4.145% (1 Month LIBOR + 2.50%), due 6/21/24	2,698,182	2,678,788
Solera LLC Term Loan B 4.395% (1 Month LIBOR + 2.75%), due 3/3/23	1,361,597	1,362,448
SS&C Technologies, Inc. 2018 Term Loan B3 3.395% (1 Month LIBOR + 1.75%), due 4/16/25	4,984,574	4,986,912
Tempo Acquisition LLC Term Loan 4.395% (1 Month LIBOR + 2.75%), due 5/1/24	5,362,500	5,379,258
Ultimate Software Group, Inc. Term Loan B 5.395% (1 Month LIBOR + 3.75%), due 5/4/26	1,995,000	2,001,769
Veritas Bermuda, Ltd.
Repriced Term Loan B 6.15% (1 Month LIBOR + 4.50%), due 1/27/23	2,190,616	2,087,245
Repriced Term Loan B 6.44% (1 Month LIBOR + 4.50%), due 1/27/23	420,833	400,975
Vertafore, Inc. 2018 1st Lien Term Loan 4.895% (1 Month LIBOR + 3.25%), due 7/2/25	1,584,000	1,565,519
Web.com Group, Inc.
2018 Term Loan B 5.408% (1 Month LIBOR + 3.75%), due 10/10/25	3,089,498	3,088,534
2018 2nd Lien Term Loan 9.408% (1 Month LIBOR + 7.75%), due 10/9/26	1,225,704	1,202,722
Western Digital Corp. 2018 Term Loan B4 3.395% (1 Month LIBOR + 1.75%), due 4/29/23	2,306,219	2,301,416
Xerox Business Services LLC Term Loan B 4.145% (1 Month LIBOR + 2.50%), due 12/7/23	2,914,726	2,884,121
		142,056,574
Finance 1.6%
Alliant Holdings Intermediate, LLC 2018 Term Loan B 4.645% (1 Month LIBOR + 3.00%), due 5/9/25	3,129,251	3,119,081
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan 6.06% (3 Month LIBOR + 4.25%), due 6/21/24	2,148,046	2,145,361
2017 Term Loan 6.12% (3 Month LIBOR + 4.25%), due 6/21/24	1,904,368	1,901,987
Deerfield Dakota Holding, LLC 2018 Term Loan B 4.895% (1 Month LIBOR + 3.25%), due 2/13/25	5,344,157	5,350,838
Istar, Inc.
2016 Term Loan B 4.41% (1 Month LIBOR + 2.75%), due 6/28/23	224,351	224,631
2016 Term Loan B 4.48% (1 Month LIBOR + 2.75%), due 6/28/23	406,235	406,743
ON Semiconductor Corp. 2019 Term Loan B 3.645% (1 Month LIBOR + 2.00%), due 9/19/26	2,493,750	2,505,179
Transplace Holdings, Inc. 1st Lien Term Loan 5.395% (1 Month LIBOR + 3.75%), due 10/7/24	1,251,718	1,251,718
USS Ultimate Holdings, Inc.
1st Lien Term Loan 5.67% (6 Month LIBOR + 3.75%), due 8/25/24	1,852,500	1,857,131
1st Lien Term Loan 5.69% (3 Month LIBOR + 3.75%), due 8/25/24	4,750	4,762
2nd Lien Term Loan 9.671% (6 Month LIBOR + 7.75%), due 8/25/25	600,000	583,000
		19,350,431
Healthcare, Education & Childcare 7.1%
Acadia Healthcare Co., Inc 2018 Term Loan B4 4.145% (1 Month LIBOR + 2.50%), due 2/16/23	1,277,962	1,281,385
Agiliti Health, Inc. Term Loan 4.813% (1 Month LIBOR + 3.00%), due 1/4/26	2,084,250	2,079,039
AHP Health Partners, Inc. 2018 Term Loan 6.145% (1 Month LIBOR + 4.50%), due 6/30/25	3,104,242	3,115,883
Akorn, Inc. Term Loan B 11.813% (3 Month LIBOR + 1.00%), due 4/16/21 (h)	343,751	330,216
Alliance Healthcare Services, Inc. 2017 Term Loan B 6.145% (1 Month LIBOR + 4.50%), due 10/24/23	1,001,536	956,467
Alvogen Pharma US, Inc. 2018 Term Loan B 6.40% (1 Month LIBOR + 4.75%), due 4/2/22	943,433	820,787
Amneal Pharmaceuticals LLC 2018 Term Loan B 5.188% (1 Month LIBOR + 3.50%), due 5/4/25	4,172,569	3,840,850
Athenahealth, Inc. 2019 Term Loan B 6.401% (3 Month LIBOR + 4.50%), due 2/11/26	743,753	746,310
Avantor, Inc. 2017 1st Lien Term Loan 3.895% (1 Month LIBOR + 2.25%), due 11/21/24	1,855,046	1,865,866
Carestream Dental Equipment, Inc. 2017 1st Lien Term Loan 4.895% (1 Month LIBOR + 3.25%), due 9/1/24	1,959,912	1,929,288
Carestream Health, Inc. (f)(g)
1st Lien Term Loan 7.645% (1 Month LIBOR + 6.00%), due 2/28/21	2,820,351	2,770,995
2nd Lien Term Loan 11.145% (1 Month LIBOR + 9.50%), due 6/7/21	1,985,349	1,866,228
Compassus Intermediate, Inc. Term Loan B 6.645% (3 Month LIBOR + 5.00%), due 12/31/26	3,062,500	3,054,844
Da Vinci Purchaser Corp. 2019 Term Loan 5.872% (3 Month LIBOR + 4.00%), due 1/8/27	3,833,333	3,857,292
DaVita, Inc. 2019 Term Loan B 3.895% (1 Month LIBOR + 2.25%), due 8/12/26	3,740,625	3,749,307
Emerald TopCo, Inc. Term Loan 5.145% (1 Month LIBOR + 3.50%), due 7/24/26	2,493,750	2,499,206
Envision Healthcare Corp. 2018 1st Lien Term Loan 5.395% (1 Month LIBOR + 3.75%), due 10/10/25	3,336,275	2,803,662
eResearchTechnology, Inc. 2019 Term Loan TBD, due 11/20/26	2,800,000	2,828,000
ExamWorks Group, Inc. 2017 Term Loan 4.895% (1 Month LIBOR + 3.25%), due 7/27/23	4,733,643	4,745,477
Explorer Holdings, Inc. 2016 Term Loan B 5.599% (3 Month LIBOR + 3.75%), due 5/2/23	2,388,131	2,412,013
Gentiva Health Services, Inc. 2020 Term Loan 4.938% (1 Month LIBOR + 3.25%), due 7/2/25	5,147,511	5,160,380
Grifols Worldwide Operations U.S.A., Inc. USD 2019 Term Loan B 3.561% (1 Week LIBOR + 2.00%), due 11/15/27	1,000,000	1,004,464
HCA, Inc. Term Loan B12 3.395% (1 Month LIBOR + 1.75%), due 3/13/25	2,481,155	2,493,561
Jaguar Holding Co. II 2018 Term Loan 4.145% (1 Month LIBOR + 2.50%), due 8/18/22	5,662,971	5,658,928
Ortho-Clinical Diagnostics S.A. 2018 Term Loan B 5.013% (1 Month LIBOR + 3.25%), due 6/30/25	1,919,712	1,894,915
Parexel International Corp. Term Loan B 4.395% (1 Month LIBOR + 2.75%), due 9/27/24	1,411,731	1,387,466
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B 5.395% (1 Month LIBOR + 3.75%), due 11/17/25	3,364,175	3,377,840
RPI Finance Trust Term Loan B6 3.645% (1 Month LIBOR + 2.00%), due 3/27/23	3,566,101	3,566,101
Select Medical Corp. 2017 Term Loan B 4.58% (3 Month LIBOR + 2.50%), due 3/6/25	4,474,002	4,490,780
Sound Inpatient Physicians 2018 1st Lien Term Loan 4.395% (1 Month LIBOR + 2.75%), due 6/27/25	1,970,000	1,972,462
Team Health Holdings, Inc. 1st Lien Term Loan 4.395% (1 Month LIBOR + 2.75%), due 2/6/24	2,803,542	2,225,311
U.S. Anesthesia Partners, Inc. 2017 Term Loan 4.645% (1 Month LIBOR + 3.00%), due 6/23/24	3,919,101	3,896,241
		84,681,564
Home and Office Furnishings, Housewares & Durable Consumer Products 0.6%
Comfort Holding LLC 1st Lien Term Loan 6.395% (1 Month LIBOR + 4.75%), due 2/5/24	2,723,000	2,695,770
Serta Simmons Bedding LLC
1st Lien Term Loan 5.16% (1 Month LIBOR + 3.50%), due 11/8/23	1,324,228	862,404
1st Lien Term Loan 5.17% (1 Month LIBOR + 3.50%), due 11/8/23	4,637,754	3,020,337
		6,578,511
Hotels, Motels, Inns & Gaming 5.8%
Affinity Gaming LLC Initial Term Loan 4.895% (1 Month LIBOR + 3.25%), due 7/1/23	3,083,548	2,987,187
Aimbridge Acquisition Co., Inc. 2019 Term Loan B 5.411% (1 Month LIBOR + 3.75%), due 2/2/26	2,244,375	2,255,597
AP Gaming I LLC 2018 Incremental Term Loan 5.145% (1 Month LIBOR + 3.50%), due 2/15/24	3,023,716	3,030,332
Caesars Entertainment Operating Co. Exit Term Loan 3.645% (1 Month LIBOR + 2.00%), due 10/7/24	2,711,111	2,714,015
Caesars Resort Collection LLC 2017 1st Lien Term Loan B 4.395% (1 Month LIBOR + 2.75%), due 12/23/24	7,151,756	7,147,743
Churchill Downs, Inc. 2017 Term Loan B 3.65% (1 Month LIBOR + 2.00%), due 12/27/24	2,450,000	2,454,594
CityCenter Holdings LLC 2017 Term Loan B 3.895% (1 Month LIBOR + 2.25%), due 4/18/24	4,618,810	4,622,076
Everi Payments, Inc. Term Loan B 4.395% (1 Month LIBOR + 2.75%), due 5/9/24	4,279,412	4,295,246
Golden Entertainment, Inc. 2017 1st Lien Term Loan 4.67% (1 Month LIBOR + 3.00%), due 10/21/24	1,600,000	1,606,000
Hilton Worldwide Finance LLC 2019 Term Loan B2 3.411% (1 Month LIBOR + 1.75%), due 6/22/26	4,720,157	4,752,608
MGM Growth Properties Operating Partnership, L.P. 2016 Term Loan B 3.566% (1 Week LIBOR + 2.00%), due 3/21/25	3,546,899	3,556,319
PCI Gaming Authority Term Loan 4.145% (1 Month LIBOR + 2.50%), due 5/29/26	658,702	659,937
Penn National Gaming, Inc. 2018 1st Lien Term Loan B 3.895% (1 Month LIBOR + 2.25%), due 10/15/25	1,320,000	1,324,050
Scientific Games International, Inc. 2018 Term Loan B5 4.395% (1 Month LIBOR + 2.75%), due 8/14/24	9,763,843	9,745,536
Station Casinos LLC 2016 Term Loan B 4.15% (1 Month LIBOR + 2.50%), due 6/8/23	4,966,328	4,971,409
UFC Holdings, LLC 2019 Term Loan 4.90% (1 Month LIBOR + 3.25%), due 4/29/26	5,888,259	5,904,204
Wyndham Destinations, Inc. 2018 1st Lien Term Loan 3.895% (1 Month LIBOR + 2.25%), due 5/30/25	3,950,000	3,954,937
Wyndham Hotels & Resorts, Inc. Term Loan B 3.395% (1 Month LIBOR + 1.75%), due 5/30/25	3,456,250	3,476,230
		69,458,020
Insurance 3.1%
AmWINS Group, Inc.
2017 Term Loan B 4.40% (1 Month LIBOR + 2.75%), due 1/25/24	3,213,343	3,235,434
2017 Term Loan B 4.48% (1 Month LIBOR + 2.75%), due 1/25/24	641,751	646,163
AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan 5.145% (1 Month LIBOR + 3.50%), due 10/22/24	4,083,089	4,084,110
Asurion LLC
2017 Term Loan B4 4.645% (1 Month LIBOR + 3.00%), due 8/4/22	4,340,883	4,349,565
2018 Term Loan B6 4.645% (1 Month LIBOR + 3.00%), due 11/3/23	3,458,315	3,467,680
2018 Term Loan B7 4.645% (1 Month LIBOR + 3.00%), due 11/3/24	812,469	813,485
2017 2nd Lien Term Loan 8.145% (1 Month LIBOR + 6.50%), due 8/4/25	2,900,000	2,934,075
Hub International, Ltd.
2018 Term Loan B 4.52% (3 Month LIBOR + 2.75%), due 4/25/25	9,172	9,159
2018 Term Loan B 4.55% (3 Month LIBOR + 2.75%), due 4/25/25	3,604,708	3,599,557
MPH Acquisition Holdings LLC 2016 Term Loan B 4.695% (3 Month LIBOR + 2.75%), due 6/7/23	1,014,409	997,291
NFP Corp. Term Loan B 4.645% (1 Month LIBOR + 3.00%), due 1/8/24	2,425,000	2,420,237
Sedgwick Claims Management Services, Inc. 2018 Term Loan B 4.895% (1 Month LIBOR + 3.25%), due 12/31/25	4,942,519	4,942,519
USI, Inc.
2017 Repriced Term Loan 4.945% (3 Month LIBOR + 3.00%), due 5/16/24	4,388,776	4,369,576
2019 Incremental Term Loan B 5.945% (1 Month LIBOR + 4.00%), due 12/2/26	1,000,000	1,010,000
		36,878,851
Leisure, Amusement, Motion Pictures & Entertainment 3.3%
Alterra Mountain Co. Term Loan B1 4.395% (1 Month LIBOR + 2.75%), due 7/31/24	4,914,848	4,936,351
Boyd Gaming Corp. Term Loan B3 3.811% (1 Week LIBOR + 2.25%), due 9/15/23	2,029,817	2,034,152
Creative Artists Agency LLC 2019 Term Loan B 5.395% (1 Month LIBOR + 3.75%), due 11/27/26	5,000,000	5,029,690
DHX Media, Ltd. Term Loan B 5.895% (1 Month LIBOR + 4.25%), due 12/29/23	1,536,055	1,539,895
Fitness International LLC
2018 Term Loan A 3.895% (1 Month LIBOR + 2.25%), due 1/8/25	1,725,000	1,717,453
2018 Term Loan B 4.895% (1 Month LIBOR + 3.25%), due 4/18/25	291,959	291,740
Life Time Fitness, Inc. 2017 Term Loan B 4.659% (3 Month LIBOR + 2.75%), due 6/10/22	3,839,642	3,844,442
Lions Gate Capital Holdings LLC 2018 Term Loan B 3.895% (1 Month LIBOR + 2.25%), due 3/24/25	1,394,750	1,382,546
Marriott Ownership Resorts, Inc. 2019 Term Loan B 3.395% (1 Month LIBOR + 1.75%), due 8/29/25	6,252,750	6,244,934
NASCAR Holdings, Inc. Term Loan B 4.408% (1 Month LIBOR + 2.75%), due 10/19/26	1,179,521	1,189,350
TKC Holdings, Inc. 2017 1st Lien Term Loan 5.40% (1 Month LIBOR + 3.75%), due 2/1/23	2,732,428	2,507,003
Travel Leaders Group LLC 2018 Term Loan B 5.661% (1 Month LIBOR + 4.00%), due 1/25/24	3,435,032	3,417,856
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan 4.40% (1 Month LIBOR + 2.75%), due 5/18/25	4,607,161	4,577,408
		38,712,820
Lodging 0.4%
Station Casinos LLC 2020 Term Loan B TBD, due 1/31/27 (f)	4,277,778	4,277,778

Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.5%
Advanced Drainage Systems, Inc. Term Loan B 4.063% (1 Month LIBOR + 2.25%), due 7/31/26	694,554	698,026
Altra Industrial Motion Corp. 2018 Term Loan B 3.645% (1 Month LIBOR + 2.00%), due 10/1/25	3,095,149	3,103,661
Blount International, Inc. 2018 Term Loan B 5.395% (1 Month LIBOR + 3.75%), due 4/12/23	1,319,094	1,326,666
Columbus McKinnon Corp. 2018 Term Loan B 4.445% (3 Month LIBOR + 2.50%), due 1/31/24	2,569,746	2,572,958
CPM Holdings, Inc.
2018 1st Lien Term Loan 5.395% (1 Month LIBOR + 3.75%), due 11/17/25	1,480,025	1,459,675
2018 2nd Lien Term Loan 9.895% (1 Month LIBOR + 8.25%), due 11/15/26	1,000,000	973,750
Rexnord LLC 2019 Term Loan B 3.41% (1 Month LIBOR + 1.75%), due 8/21/24	2,543,900	2,554,597
Terex Corp. 2019 Term Loan B1 4.395% (1 Month LIBOR + 2.75%), due 1/31/24	744,375	746,980
Welbilt, Inc. 2018 Term Loan B 4.145% (1 Month LIBOR + 2.50%), due 10/23/25	3,994,060	4,001,549
		17,437,862
Manufacturing 0.3%
EWT Holdings III Corp. 2017 Repriced Term Loan 4.645% (1 Month LIBOR + 3.00%), due 12/20/24	3,759,558	3,773,657

Mining, Steel, Iron & Non-Precious Metals 1.5%
American Rock Salt Co. LLC 2018 1st Lien Term Loan 5.145% (1 Month LIBOR + 3.50%), due 3/21/25	3,050,583	3,060,116
Covia Holdings Corp. Term Loan 5.874% (3 Month LIBOR + 4.00%), due 6/1/25	1,665,496	1,318,518
Gates Global LLC 2017 Repriced Term Loan B 4.395% (1 Month LIBOR + 2.75%), due 4/1/24	3,666,999	3,653,248
GrafTech Finance, Inc. 2018 Term Loan B 5.145% (1 Month LIBOR + 3.50%), due 2/12/25	4,561,352	4,532,843
Keane Group Holdings LLC 2018 1st Lien Term Loan 5.438% (1 Month LIBOR + 3.75%), due 5/25/25	961,385	926,535
MRC Global (US) Inc. 2018 1st Lien Term Loan B 4.645% (1 Month LIBOR + 3.00%), due 9/20/24	3,234,000	3,244,106
U.S. Silica Co. 2018 Term Loan B 5.688% (1 Month LIBOR + 4.00%), due 5/1/25	1,448,785	1,279,070
		18,014,436
Oil & Gas 1.3%
Apergy Corp. 2018 1st Lien Term Loan 4.188% (1 Month LIBOR + 2.50%), due 5/9/25	893,976	893,976
Buckeye Partners, L.P. 2019 Term Loan B 4.531% (1 Month LIBOR + 2.75%), due 11/1/26	2,375,000	2,396,275
Fleet U.S. Bidco, Inc. Term Loan B 5.235% (6 Month LIBOR + 3.25%), due 10/7/26	1,246,875	1,253,109
GIP III Stetson I, L.P. 2018 Term Loan B 5.908% (1 Month LIBOR + 4.25%), due 7/18/25	2,222,082	2,033,205
Lucid Energy Group II LLC 2018 1st Lien Term Loan 4.645% (1 Month LIBOR + 3.00%), due 2/17/25	2,554,500	2,299,050
Medallion Midland Acquisition LLC 1st Lien Term Loan 4.895% (1 Month LIBOR + 3.25%), due 10/30/24	1,372,000	1,351,420
PES Holdings LLC 2018 Term Loan C 6.99% (PIK + 3.00%), due 12/31/22 (c)(f)(g)(h)	1,860,681	725,665
Prairie ECI Acquiror L.P. Term Loan B 6.695% (3 Month LIBOR + 4.75%), due 3/11/26	1,185,525	1,172,682
Seadrill Partners Finco LLC Term Loan B 7.945% (3 Month LIBOR + 6.00%), due 2/21/21 (f)(g)	1,483,132	695,837
Summit Midstream Partners Holdings LLC Term Loan B 7.645% (1 Month LIBOR + 6.00%), due 5/13/22	1,080,188	1,007,276
Traverse Midstream Partners LLC 2017 Term Loan 5.65% (1 Month LIBOR + 4.00%), due 9/27/24	1,975,000	1,741,292
		15,569,787
Personal & Nondurable Consumer Products (Manufacturing Only) 1.2%
American Builders & Contractors Supply Co., Inc. 2019 Term Loan 3.645% (1 Month LIBOR + 2.00%), due 1/15/27	2,743,125	2,743,783
Prestige Brands, Inc. Term Loan B4 3.645% (1 Month LIBOR + 2.00%), due 1/26/24	720,763	724,881
Revlon Consumer Products Corp. 2016 Term Loan B 5.409% (3 Month LIBOR + 3.50%), due 9/7/23	3,063,750	2,377,688
SRAM LLC
2018 Term Loan B 4.40% (1 Month LIBOR + 2.75%), due 3/15/24	4,196,490	4,206,982
2018 Term Loan B 6.50% (PRIME + 1.75%), due 3/15/24	140,195	140,545
Varsity Brands, Inc. 2017 Term Loan B 5.145% (1 Month LIBOR + 3.50%), due 12/15/24	4,410,067	4,320,026
		14,513,905
Personal Transportation 0.0% ‡
Uber Technologies 2018 Incremental Term Loan 5.145% (1 Month LIBOR + 3.50%), due 7/13/23	531,135	529,807

Personal, Food & Miscellaneous Services 1.6%
Aramark Services, Inc.
2018 Term Loan B3 3.395% (1 Month LIBOR + 1.75%), due 3/11/25	5,730,650	5,746,409
2019 Term Loan B4 3.47% (3 Month LIBOR + 1.75%), due 1/15/27	1,750,000	1,754,375
Golden Nugget, Inc.
2017 Incremental Term Loan 4.40% (1 Month LIBOR + 2.75%), due 10/4/23	2,345,311	2,347,755
2017 Incremental Term Loan 4.41% (1 Month LIBOR + 2.75%), due 10/4/23	1,991,616	1,993,691
KFC Holding Co. 2018 Term Loan B 3.408% (1 Month LIBOR + 1.75%), due 4/3/25	4,860,962	4,873,872
Weight Watchers International, Inc.
2017 Term Loan B 6.72% (3 Month LIBOR + 4.75%), due 11/29/24	2,280,009	2,277,159
2017 Term Loan B 6.72% (3 Month LIBOR + 4.75%), due 11/29/24	34,648	34,605
		19,027,866
Printing & Publishing 0.8%
Getty Images, Inc. 2019 1st Lien Term Loan 6.188% (1 Month LIBOR + 4.50%), due 2/19/26	2,016,236	1,991,033
McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 5.645% (1 Month LIBOR + 4.00%), due 5/4/22	1,457,505	1,391,188
Prometric Holdings, Inc. 1st Lien Term Loan 4.65% (1 Month LIBOR + 3.00%), due 1/29/25	3,171,267	3,159,375
Severin Acquisition, LLC 2018 Term Loan B 4.894% (3 Month LIBOR + 3.00%), due 8/1/25	3,465,000	3,436,847
		9,978,443
Radio and TV Broadcasting 0.2%
Nexstar Broadcasting, Inc. 2019 Term Loan B4 4.531% (1 Month LIBOR + 2.75%), due 9/18/26	2,867,813	2,880,359

Retail Store 3.1%
Alphabet Holding Co., Inc. 2017 1st Lien Term Loan 5.145% (1 Month LIBOR + 3.50%), due 9/26/24	2,787,416	2,653,851
Bass Pro Group LLC Term Loan B 6.645% (1 Month LIBOR + 5.00%), due 9/25/24	4,887,500	4,871,210
Belk, Inc. 2019 Term Loan B 8.803% (3 Month LIBOR + 6.75%), due 7/31/25	1,331,367	985,211
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan 3.899% (1 Month LIBOR + 2.25%), due 2/3/24	5,452,528	5,471,459
CNT Holdings III Corp. 2017 Term Loan 4.65% (1 Month LIBOR + 3.00%), due 1/22/23	1,492,847	1,493,780
EG America LLC 2018 Term Loan 5.961% (3 Month LIBOR + 4.00%), due 2/7/25	1,463,887	1,457,178
Harbor Freight Tools USA, Inc. 2018 Term Loan B 4.145% (1 Month LIBOR + 2.50%), due 8/18/23	2,530,483	2,513,402
HD Supply, Inc. Term Loan B5 3.395% (1 Month LIBOR + 1.75%), due 10/17/23	1,965,075	1,974,877
IRB Holding Corp. 2020 Term Loan B 4.384% (3 Month LIBOR + 2.75%), due 2/5/25 (f)	3,438,750	3,443,496
Leslie’s Poolmart, Inc. 2016 Term Loan 5.262% (3 Month LIBOR + 3.50%), due 8/16/23	789,688	767,642
Michaels Stores, Inc.
2018 Term Loan B 4.15% (1 Month LIBOR + 2.50%), due 1/30/23	3,296,526	3,179,971
2018 Term Loan B 4.16% (1 Month LIBOR + 2.50%), due 1/30/23	1,193,089	1,150,905
Party City Holdings, Inc. 2018 Term Loan B 4.15% (1 Month LIBOR + 2.50%), due 8/19/22	1,093,143	1,020,723
Petco Animal Supplies, Inc. 2017 Term Loan B 5.027% (3 Month LIBOR + 3.25%), due 1/26/23	1,803,067	1,489,784
PetSmart, Inc. Consenting Term Loan 5.67% (1 Month LIBOR + 4.00%), due 3/11/22	2,379,451	2,373,008
Sally Holdings LLC Term Loan B2 4.50% (3 Month LIBOR + 4.50%), due 7/5/24	2,333,333	2,317,777
		37,164,274
Software 0.3%
Castle U.S. Holding Corp. USD Term Loan B TBD, due 1/23/27	2,310,469	2,311,913
STG-Fairway Holdings LLC Term Loan B TBD, due 1/22/27	500,000	502,500
		2,814,413
Telecommunications 3.7%
Avaya, Inc. 2018 Term Loan B 5.926% (1 Month LIBOR + 4.25%), due 12/15/24	2,242,575	2,194,920
CenturyLink, Inc. 2020 Term Loan B TBD, due 3/15/27	3,750,000	3,742,969
CSC Holdings, LLC 2019 Term Loan B5 4.176% (3 Month LIBOR + 2.50%), due 4/15/27	4,700,625	4,713,843
Frontier Communications Corp. 2017 Term Loan B1 5.40% (1 Month LIBOR + 3.75%), due 6/15/24	1,984,733	1,999,618
Level 3 Financing, Inc. 2019 Term Loan B 3.395% (1 Month LIBOR + 1.75%), due 3/1/27	2,500,000	2,496,875
Microchip Technology, Inc. 2018 Term Loan B 3.65% (1 Month LIBOR + 2.00%), due 5/29/25	2,874,458	2,881,644
Radiate Holdco LLC 1st Lien Term Loan 4.645% (1 Month LIBOR + 3.00%), due 2/1/24	5,446,000	5,446,850
SBA Senior Finance II LLC 2018 Term Loan B 3.40% (1 Month LIBOR + 1.75%), due 4/11/25	6,429,570	6,435,601
Sprint Communications, Inc.
1st Lien Term Loan B 4.188% (1 Month LIBOR + 2.50%), due 2/2/24	4,862,500	4,789,562
2018 Term Loan B 4.688% (1 Month LIBOR + 3.00%), due 2/2/24	5,940,000	5,850,900
West Corp. 2017 Term Loan 5.645% (1 Month LIBOR + 4.00%), due 10/10/24	3,889,106	3,311,298
		43,864,080
Utilities 4.3%
Astoria Energy LLC Term Loan B 5.65% (1 Month LIBOR + 4.00%), due 12/24/21	3,152,906	3,146,338
Brookfield WEC Holdings, Inc. 2020 Term Loan 4.645% (1 Month LIBOR + 3.00%), due 8/1/25	2,475,000	2,480,155
Calpine Corp.
Term Loan B5 4.20% (3 Month LIBOR + 2.25%), due 1/15/24	5,389,889	5,405,046
Term Loan B9 4.20% (3 Month LIBOR + 2.25%), due 4/5/26	2,089,500	2,096,813
Compass Power Generation LLC 2018 Term Loan B 5.145% (1 Month LIBOR + 3.50%), due 12/20/24	1,525,472	1,515,938
Edgewater Generation LLC Term Loan 5.395% (1 Month LIBOR + 3.75%), due 12/13/25	4,954,975	4,853,809
EIF Channelview Cogeneration LLC 2018 Term Loan B 5.90% (1 Month LIBOR + 4.25%), due 5/3/25	2,800,690	2,817,027
ExGen Renewables IV LLC Term Loan B 4.91% (3 Month LIBOR + 3.00%), due 11/28/24	2,343,977	2,336,652
Granite Acquisition, Inc.
Term Loan B 5.445% (3 Month LIBOR + 3.50%), due 12/19/21	3,912,580	3,921,547
2nd Lien Term Loan B 9.195% (3 Month LIBOR + 7.25%), due 12/19/22	1,513,603	1,506,035
Granite Generation LLC
Term Loan B 5.40% (1 Month LIBOR + 3.75%), due 11/9/26	4,250,000	4,250,000
Term Loan B 5.69% (3 Month LIBOR + 3.75%), due 11/9/26	750,000	750,000
Helix Gen Funding LLC Term Loan B 5.395% (1 Month LIBOR + 3.75%), due 6/3/24	3,903,422	3,848,122
Oregon Clean Energy LLC Term Loan 5.395% (1 Month LIBOR + 3.75%), due 3/1/26	2,115,705	2,118,349
PG&E Corp.
DIP Delayed Draw Term Loan 3.90% (1 Month LIBOR + 2.25%), due 12/31/20	937,500	956,250
DIP Term Loan 3.95% (1 Month LIBOR + 2.25%), due 12/31/20	2,812,500	2,868,750
Southeast PowerGen LLC Term Loan B 5.15% (1 Month LIBOR + 3.50%), due 12/2/21	866,175	818,536
Vistra Operations Co. LLC
1st Lien Term Loan B3 3.40% (1 Month LIBOR + 1.75%), due 12/31/25	4,070,856	4,093,755
1st Lien Term Loan B3 3.42% (1 Month LIBOR + 1.75%), due 12/31/25	971,030	976,492
		50,759,614
Total Floating Rate Loans (Cost $970,529,645)		957,723,417

Foreign Floating Rate Loans 11.0% (e)
Aerospace & Defense 0.3%
1199169 B.C. Unlimited Liability Co. 2019 Term Loan B2 5.945% (3 Month LIBOR + 4.00%), due 4/6/26	465,035	466,430
AI Convoy (Luxembourg) S.A.R.L. USD Term Loan B TBD, due 1/29/27 (f)	1,625,000	1,625,000
Kestrel Bidco, Inc. Term Loan B 4.684% (1 Month LIBOR + 3.00%), due 12/11/26	1,250,000	1,257,142
		3,348,572
Auto Manufacturers 0.4%
Panther BF Aggregator 2 L.P. Term Loan B 5.16% (1 Month LIBOR + 3.50%), due 4/30/26	4,239,375	4,262,340

Beverage, Food & Tobacco 0.7%
Froneri International PLC 2020 USD Term Loan TBD, due 1/29/27	3,015,000	3,022,537
JBS USA Lux S.A. 2019 Term Loan B 3.645% (1 Month LIBOR + 2.00%), due 5/1/26	3,439,741	3,454,075
Sunshine Investments B.V. USD Term Loan B3 5.16% (3 Month LIBOR + 3.25%), due 3/28/25	1,250,000	1,248,438
		7,725,050
Broadcasting & Entertainment 0.4%
Altice France S.A. Term Loan B12 5.364% (1 Month LIBOR + 3.687%), due 1/31/26	3,909,976	3,888,795
Numericable Group S.A. Term Loan B11 4.395% (1 Month LIBOR + 2.75%), due 7/31/25	441,534	437,040
		4,325,835
Chemicals, Plastics & Rubber 1.1%
Allnex (Luxembourg) & Cy S.C.A. 2016 Term Loan B2 5.164% (3 Month LIBOR + 3.25%), due 9/13/23	1,975,445	1,958,159
Alpha 3 B.V. 2017 Term Loan B1 4.945% (3 Month LIBOR + 3.00%), due 1/31/24	1,882,907	1,882,122
Diamond (BC) B.V.
Term Loan 4.65% (1 Month LIBOR + 3.00%), due 9/6/24	5,789	5,615
Term Loan 4.78% (3 Month LIBOR + 3.00%), due 9/6/24	2,263,422	2,195,520
Flint Group GmbH
Term Loan C 4.78% (3 Month LIBOR + 3.00%), due 9/7/21	914	803
Term Loan C 4.80% (3 Month LIBOR + 3.00%), due 9/7/21	345,604	303,527
Oxea Holding Drei GmbH 2017 Term Loan B2 5.25% (1 Month LIBOR + 3.50%), due 10/14/24	3,089,229	3,100,814
Starfruit Finco B.V. 2018 Term Loan B 4.699% (1 Month LIBOR + 3.00%), due 10/1/25	3,626,829	3,623,202
		13,069,762
Diversified/Conglomerate Manufacturing 0.3%
AI Ladder (Luxembourg) Subco S.A R.L. 2018 Term Loan 6.445% (3 Month LIBOR + 4.50%), due 7/9/25	2,018,793	2,013,116
Bright Bidco B.V.
2018 Term Loan B 5.15% (1 Month LIBOR + 3.50%), due 6/30/24	951,616	559,867
2018 Term Loan B 5.44% (3 Month LIBOR + 3.50%), due 6/30/24	1,956,101	1,150,839
		3,723,822
Ecological 0.3%
GFL Environmental, Inc. 2018 Term Loan B 4.645% (1 Month LIBOR + 3.00%), due 5/30/25	3,349,927	3,343,228

Electronics 1.1%
Avast Software B.V. 2018 Term Loan B 4.195% (3 Month LIBOR + 2.25%), due 9/29/23	825,931	826,757
ION Trading Technologies S.A R.L. Incremental Term Loan B 6.064% (3 Month LIBOR + 4.00%), due 11/21/24	2,913,267	2,762,747
Oberthur Technologies S.A. 2016 Term Loan B1 5.695% (3 Month LIBOR + 3.75%), due 1/10/24	2,210,745	2,178,274
SS&C Technologies Holdings Europe S.A R.L. 2018 Term Loan B4 3.395% (1 Month LIBOR + 1.75%), due 4/16/25	3,556,837	3,558,505
Trader Corp. 2017 Term Loan B 4.66% (1 Month LIBOR + 3.00%), due 9/28/23	4,034,981	4,014,806
		13,341,089
Healthcare, Education & Childcare 1.6%
Auris Luxembourg III S.A.R.L. 2019 Term Loan B2 5.395% (1 Month LIBOR + 3.75%), due 2/27/26	3,907,972	3,846,097
Bausch Health Companies, Inc. 2018 Term Loan B 4.67% (1 Month LIBOR + 3.00%), due 6/2/25	7,565,162	7,592,585
Endo Luxembourg Finance Co. I S.A R.L. 2017 Term Loan B 5.938% (1 Month LIBOR + 4.25%), due 4/29/24	5,054,735	4,875,292
Mallinckrodt International Finance S.A. Term Loan B 4.695% (3 Month LIBOR + 2.75%), due 9/24/24	2,163,712	1,806,699
Sunshine Luxembourg VII S.A R.L. USD Term Loan B1 6.195% (3 Month LIBOR + 4.25%), due 10/1/26	900,000	902,700
		19,023,373
Hotels, Motels, Inns & Gaming 1.1%
Four Seasons Hotels, Ltd. New 1st Lien Term Loan 3.645% (1 Month LIBOR + 2.00%), due 11/30/23	1,472,277	1,480,953
Gateway Casinos & Entertainment, Ltd. 2018 Term Loan B 4.945% (3 Month LIBOR + 3.00%), due 3/13/25	3,171,725	3,169,346
GVC Holdings PLC 2018 Term Loan 4.145% (1 Month LIBOR + 2.50%), due 3/29/24	2,947,500	2,959,473
Stars Group Holdings B.V. 2018 Incremental Term Loan 5.445% (3 Month LIBOR + 3.50%), due 7/10/25	5,369,537	5,401,142
		13,010,914
Leisure, Amusement, Motion Pictures & Entertainment 0.8%
Bombardier Recreational Products, Inc. 2016 Term Loan B 3.645% (1 Month LIBOR + 2.00%), due 5/23/25	4,339,295	4,342,007
Delta 2 (LUX) S.A.R.L. 2018 Term Loan 4.145% (1 Month LIBOR + 2.50%), due 2/1/24	5,650,036	5,612,367
		9,954,374
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
Titan Acquisition, Ltd. 2018 Term Loan B 4.645% (1 Month LIBOR + 3.00%), due 3/28/25	2,549,252	2,499,541

Oil & Gas 0.2%
NorthRiver Midstream Finance LP 2018 Term Loan B 5.159% (3 Month LIBOR + 3.25%), due 10/1/25	2,765,000	2,751,175

Personal & Nondurable Consumer Products (Manufacturing Only) 0.2%
Array Canada, Inc. Term Loan B 6.945% (3 Month LIBOR + 5.00%), due 2/10/23	1,207,485	854,296
KIK Custom Products, Inc. 2015 Term Loan B 5.645% (1 Month LIBOR + 4.00%), due 5/15/23	1,896,154	1,864,156
		2,718,452
Personal, Food & Miscellaneous Services 0.7%
1011778 B.C. Unlimited Liability Co. Term Loan B4 3.395% (1 Month LIBOR + 1.75%), due 11/19/26	4,116,604	4,110,174
Jacobs Douwe Egberts International B.V. 2018 Term Loan B 3.813% (1 Month LIBOR + 2.00%), due 11/1/25	4,069,569	4,079,743
		8,189,917
Printing & Publishing 0.3%
Springer Nature Deutschland GmbH USD Term Loan B16 5.145% (1 Month LIBOR + 3.50%), due 8/14/24	3,632,519	3,641,600

Retail Store 0.2%
EG Group, Ltd. 2018 Term Loan B 5.961% (3 Month LIBOR + 4.00%), due 2/7/25	2,751,000	2,738,392

Software 0.1%
Sophos Group PLC USD Term Loan TBD, due 1/15/27	1,750,000	1,759,296

Telecommunications 1.0%
Altice France S.A. 2018 Term Loan B13 5.676% (1 Month LIBOR + 4.00%), due 8/14/26	2,057,290	2,053,250
Connect Finco S.A.R.L. Term Loan B 2.737% (UNFND + 0.375%), due 12/11/26	2,760,383	2,773,495
Intelsat Jackson Holdings S.A. 2017 Term Loan B3 5.682% (6 Month LIBOR + 3.75%), due 11/27/23	4,702,081	4,672,693
Telesat Canada Term Loan B5 4.63% (3 Month LIBOR + 2.75%), due 12/7/26	2,500,000	2,510,155
		12,009,593
Total Foreign Floating Rate Loans (Cost $133,608,198)		131,436,325

Total Long-Term Bonds (Cost $1,166,739,606)		1,152,860,706

	Shares
Affiliated Investment Company 0.7%
Fixed Income Fund 0.7%
MainStay MacKay High Yield Corporate Bond Fund Class I	1,449,978	8,177,877

Total Affiliated Investment Company (Cost $8,249,643)		8,177,877

Common Stocks 0.5%
Communications Equipment 0.0% ‡
Energy Future Holdings Corp. (f)(g)(i)(j)	175,418	0
Millennium Corporate Trust (f)(g)(i)	4,973	0
Millennium Lender Trust (f)(g)(i)	5,298	0
		0
Energy Equipment & Services 0.1%
Pacific Drilling S.A. (d)(j)	99,824	183,676
Transocean, Ltd. (j)	122,016	556,393
		740,069
Hotels, Restaurants & Leisure 0.0% ‡
Caesars Entertainment Corp. (j)	35,926	491,109

Media 0.1%
Clear Channel Outdoor Holdings, Inc. (j)	81,241	221,788
iHeartMedia, Inc., Class A (d)(j)	34,549	610,826
		832,614
Metals & Mining 0.3%
AFGlobal Corp. (f)(g)(i)(j)	60,753	3,078,355

Oil & Gas 0.0% ‡
Templar Energy Corp., Class B (f)(g)(i)(j)	60,655	0
Templar Energy LLC, Class A (f)(g)(i)(j)	60,049	0
		0
Oil, Gas & Consumable Fuels 0.0% ‡
Ascent Resources (f)(g)(i)(j)	244,062	591,850
Philadelphia Energy Solutions, Inc., Class A (f)(g)(i)(j)	89,705	0
		591,850
Total Common Stocks (Cost $8,819,016)		5,733,997

Preferred Stocks 0.0%‡
Oil & Gas 0.0% ‡
Templar Energy Corp., (8.00% PIK) (f)(g)(i)	90,568	0

Total Preferred Stocks (Cost $379,311)		0

	Number of Rights
Rights 0.0%‡
Independent Power & Renewable Electricity Producers 0.0% ‡
Vistra Energy Corp. Expires 12/31/46 (f)(g)(i)(j)	107,130	111,415
Total Rights (Cost $87,847)		111,415

	Number of Warrants
Warrants 0.0%‡
Oil, Gas & Consumable Fuels 0.0% ‡
Ascent Resources (f)(g)(i)(j)
1st Lien Warrants Expires 3/30/23	23,368	1,753
2nd Lien Tranche A Expires 3/30/23	30,044	3,755
2nd Lien Tranche B Expires 3/30/23	62,000	1,860
Total Warrants (Cost $12,795)		7,368

	Principal Amount
Short-Term Investments 3.4%
Repurchase Agreement 0.8%
Fixed Income Clearing Corp. 0.12%, dated 1/31/20 due 2/3/20 Proceeds at Maturity $10,012,940 (Collateralized by a United States Treasury Note with a rate of 2.375% and a maturity date of 3/15/21, with a Principal Amount of $10,030,000 and a Market Value of $10,215,475)	$10,012,840	10,012,840
Total Repurchase Agreement (Cost $10,012,840)		10,012,840

U.S. Government & Federal Agencies 2.4% (k)
United States Treasury Bills
1.472%, due 2/6/20	13,643,000	13,640,253
1.492%, due 2/6/20	2,181,000	2,180,555
1.504%, due 2/4/20	29,000	28,996
1.513%, due 2/25/20	1,023,000	1,021,984
1.518%, due 2/11/20 (d)	7,320,000	7,316,959
1.519%, due 2/18/20	2,168,000	2,166,468
1.524%, due 3/5/20	935,000	933,714
1.545%, due 3/17/20	1,047,000	1,045,009
Total U.S. Government & Federal Agencies (Cost $28,333,938)		28,333,938

	Shares
Unaffiliated Investment Company 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (l)(m)	2,348,514	2,348,514
Total Unaffiliated Investment Company (Cost $2,348,514)		2,348,514
Total Short-Term Investments (Cost $40,695,292)		40,695,292
Total Investments (Cost $1,224,983,510)	101.5%	1,207,586,655
Other Assets, Less Liabilities	(1.5)	(17,641,738)
Net Assets	100.0%	$1,189,944,917

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Issue in non-accrual status.
(d)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $2,831,587; the total market value of collateral held by the Fund was $2,906,464. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $557,950.
(e)	Floating rate - Rate shown was the rate in effect as of January 31, 2020.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Illiquid investment - As of January 31, 2020, the total market value of these illiquid was $11,997,061, which represented 1.0% of the Fund’s net assets.
(h)	PIK (“Payment-in-Kind”) - issuer may pay interest or dividends with additional securities and/or in cash.
(i)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2020, the total market value of fair valued securities was $3,788,988, which represented 0.3% of the Fund’s net assets.
(j)	Non-income producing security.
(k)	Interest rate shown represents yield to maturity.
(l)	Current yield as of January 31, 2020.
(m)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:
LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$63,700,964	$—	$63,700,964
Floating Rate Loans (b)	—	936,854,218	20,869,199	957,723,417
Foreign Floating Rate Loans (c)	—	129,811,325	1,625,000	131,436,325
Total Long-Term Bonds	—	1,130,366,507	22,494,199	1,152,860,706
Affiliated Investment Company
Fixed Income Funds	8,177,877	—	—	8,177,877
Common Stocks (d)	2,063,792	—	3,670,205	5,733,997
Preferred Stocks (e)	—	—	0	0
Rights (f)	—	—	111,415	111,415
Warrants (g)	—	—	7,368	7,368
Short-Term Investments
Repurchase Agreements	—	10,012,840	—	10,012,840
U.S. Government & Federal Agencies	—	28,333,938	—	28,333,938
Unaffiliated Investment Company	2,348,514	—	—	2,348,514
Total Short-Term Investments	2,348,514	38,346,778	—	40,695,292
Total Investments in Securities	$12,590,183	$1,168,713,285	$26,283,187	$1,207,586,655

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $20,869,199 within the Floating Rate Loans section of the Portfolio of Investments were valued by a pricing service without adjustment.
(c)	The Level 3 securities valued at $1,625,000 within the Foreign Floating Rate Loans section of the Portfolio of Investments were valued by a pricing service without adjustment.
(d)	The Level 3 securities valued at $0, $3,078,355, $0 and $591,850 are held in Communications Equipment, Metals & Mining, Oil & Gas and Oil, Gas & Consumable Fuels, respectively, within the Common Stocks section of the Portfolio of Investments.
(e)	The Level 3 security valued at $0 is held in Oil & Gas within the Preferred Stocks section of the Portfolio of Investments.
(f)	The Level 3 security valued at $111,415 is held in Independent Power & Renewable Electricity Producers within the Rights section of the Portfolio of Investments
(g)	The Level 3 security valued at $7,368 is held in Oil, Gas & Consumable Fuels within the Warrants section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of October 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2020
Long-Term Bonds
Floating Rate Loans	$10,043,998	$17,011	$(496,122)	$85,010	$15,336,830	$(6,672,064)	$6,449,404	$(3,894,869)	$20,869,198	81,164
Foreign Floating Rate Loans	1,033,251	-	-	8,125	1,616,875	-	-	(1,033,251)	1,625,000	8,125
Common Stocks	3,834,633	-	(44,238)	(109,148)	-	(11,042)	-	-	3,670,205	(147,844)
Preferred Stocks	0	-	-	-	-	-	-	-	0	-
Rights	96,417	-	-	14,998	-	-	-	-	111,415	14,998
Warrants	81,492	-	(197,664)	172,956	-	(49,416)	-	-	7,368	-
Total	$15,089,791	$17,011	$(738,024)	$171,941	$16,953,705	$(6,732,522)	$6,449,404	$(4,928,120)	$26,283,186	$(43,557)

(a) Sales include principal reductions.

As of January 31, 2020, loan assignments with a market value of $6,449,404 transferred from Level 2 to Level 3 as the fair value obtained by an independent pricing service, utilized significant unobservable inputs. As of October 31, 2019, the fair value obtained for this loan assignment, as determined by an independent pricing service, utilized significant other observable inputs.

As of January 31, 2020, a loan assignment with a market value of $4,928,120 transferred from Level 3 to Level 2 as the the fair value obtained from an independent pricing service, utilized significant other observable inputs. As of October 31, 2019, the fair value obtained for this loan assignment, as determined by an independent pricing service, utilized significant unobservable inputs.

MainStay Growth Allocation Fund

Portfolio of Investments  January 31, 2020 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.2% †
Equity Funds 96.2%
IQ 50 Percent Hedged FTSE International ETF	360,625	$7,630,825
IQ 500 International ETF (a)	764,503	20,954,339
IQ Chaikin U.S. Large Cap ETF (a)	862,754	22,623,998
IQ Chaikin U.S. Small Cap ETF (a)	573,220	14,992,913
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	1,084,992	9,840,873
MainStay Epoch Capital Growth Fund Class I	296,191	3,853,439
MainStay Epoch International Choice Fund Class I (a)	502,731	18,123,456
MainStay Epoch U.S. All Cap Fund Class R6 (a)	998,962	27,651,268
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,377,822	41,160,097
MainStay Large Cap Growth Fund Class R6	4,224,812	43,980,291
MainStay MacKay Common Stock Fund Class I (a)	710,366	17,581,561
MainStay MacKay Emerging Markets Equity Fund Class R6 (a)	1,097,513	9,723,965
MainStay MacKay Growth Fund Class I (a)	960,827	36,684,359
MainStay MacKay International Equity Fund Class R6 (a)	660,286	11,621,030
MainStay MacKay International Opportunities Fund Class I (a)	2,256,688	16,383,552
MainStay MacKay S&P 500 Index Fund Class I	1,066	48,461
MainStay MacKay Small Cap Core Fund Class I (a)	1,084,479	27,654,206
MainStay MacKay U.S. Equity Opportunities Fund Class I	618,193	4,964,087
MainStay MAP Equity Fund Class I (a)	871,277	37,247,087

Total Affiliated Investment Companies (Cost $319,547,828)		372,719,807

Short-Term Investment 3.8%
Affiliated Investment Company 3.8%
MainStay U.S. Government Liquidity Fund, 1.40% (b)	14,634,889	14,634,889

Total Short-Term Investment (Cost $14,634,889)		14,634,889

Total Investments (Cost $334,182,717)	100.0%	387,354,696
Other Assets, Less Liabilities	0.0 ‡	107,683
Net Assets	100.0%	$387,462,379

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	As of January 31, 2020, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2020.

Swap Contracts

Open OTC total return equity swap contracts as of January 31, 2020 were as follows1:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[3]
Citibank	Russell 1000 Value Total Return Index	1 Month LIBOR plus 0.36%	7/12/2020	Monthly	882	$—
Citibank	Russell 2000 Total Return Index	1 Month LIBOR minus 0.09%	7/12/2020	Monthly	(8,767)	—
Citibank	Russell Midcap Total Return Index	1 Month LIBOR minus 0.25%	7/12/2020	Monthly	(6,737)	—
Citibank	S&P 500 Total Return Index	1 Month LIBOR plus 0.24%	10/26/2020	Monthly	14,514	—
						$—

1	As of January 31, 2020, cash in the amount of $ 284,389 was pledged from brokers for OTC swap contracts.
2	Fund pays the floating rate and receives the total return of the reference entity.
3	Reflects the value at reset date as of January 31, 2020.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments (a)
Affiliated Investment Companies
Equity Funds	$372,719,807	$—	$—	$372,719,807
Short-Term Investments	14,634,889	—	—	14,634,889
Total Investments in Securities	$387,354,696	$—	$—	$387,354,696

(a)   For a complete listing of investments, see the Portfolio of Investments.

MainStay MacKay California Tax Free Opportunities Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Principal Amount	Value
Municipal Bonds 101.2% †
Long-Term Municipal Bonds 95.6%
Airport 7.2%
Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	$1,000,000	$1,167,700
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (a)
Insured: AGM 3.25%, due 12/31/32	1,000,000	1,080,990
5.00%, due 6/30/31	3,100,000	3,845,829
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds Series B 4.00%, due 7/15/29 (a)	3,000,000	3,535,350
City of Los Angeles, Department of Airports, International Airport, Revenue Bonds Series B 5.00%, due 5/15/31	1,500,000	1,517,640
City of Los Angeles, Department of Airports, Los Angeles International Airport, Revenue Bonds (a)
Series F 3.00%, due 5/15/49	2,250,000	2,315,880
Series B 5.00%, due 5/15/25	710,000	854,023
Series D 5.00%, due 5/15/26	1,000,000	1,236,170
Series A 5.00%, due 5/15/29	3,125,000	4,096,969
Series A 5.00%, due 5/15/31	2,815,000	3,499,495
Series A 5.25%, due 5/15/48	1,375,000	1,705,784
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds (a)
Series A 5.00%, due 3/1/41	2,500,000	2,999,950
Series A 5.00%, due 3/1/47	4,390,000	5,222,871
Series A-1 5.25%, due 3/1/22	3,200,000	3,352,448
Orange County Airport Revenue, Revenue Bonds Series A 5.00%, due 7/1/29	425,000	546,380
Palm Springs Airport Passenger Facilities, Palm Springs International Airport, Revenue Bonds (a)
Insured: BAM 5.00%, due 6/1/27	1,205,000	1,439,650
Insured: BAM 5.00%, due 6/1/30	640,000	758,451
Insured: BAM 5.00%, due 6/1/31	1,130,000	1,335,954
Sacramento County, California Airport System, Revenue Bonds Series C 5.00%, due 7/1/38 (a)	3,000,000	3,699,600
San Francisco City & County International Airports Commission, Revenue Bonds
Series D 5.00%, due 5/1/30	2,595,000	3,443,357
Series D 5.00%, due 5/1/31	2,200,000	2,896,586
Series D 5.00%, due 5/1/38	4,600,000	5,920,200
Series E 5.00%, due 5/1/45 (a)	4,800,000	5,968,176
		62,439,453
Development 1.6%
California Health Facilities Financing Authority, Los Angeles Biomedical Research Institute, Revenue Bonds
5.00%, due 9/1/30	1,300,000	1,628,315
5.00%, due 9/1/31	1,365,000	1,697,569
5.00%, due 9/1/32	1,435,000	1,778,338
5.00%, due 9/1/34	1,590,000	1,957,258
California Municipal Finance Authority, Waste Management Inc., Project, Revenue Bonds Series A 2.00%, due 2/1/39 (b)(c)	2,000,000	2,000,000
California Statewide Communities Development Authority, Revenue Bonds Insured: AGM 5.00%, due 11/15/49	1,000,000	1,145,380
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds 2.625%, due 11/1/33 (b)	1,655,000	1,738,875
City of Irvine, Special Assessment 5.00%, due 9/2/44	1,800,000	2,271,312
		14,217,047
Education 3.4%
California Enterprise Development Authority, Thacher School Project, Revenue Bonds 4.00%, due 9/1/44	3,450,000	4,053,646
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund, Revenue Bonds
Series B 5.00%, due 11/1/39	300,000	377,547
Series B 5.00%, due 11/1/44	350,000	434,830
Series B 5.00%, due 11/1/49	500,000	617,920
California Municipal Finance Authority, Creative Center Los Altos Project, Pinewood & Oakwood Schools, Revenue Bonds (c)
Series B 4.00%, due 11/1/36	400,000	419,748
Series B 4.50%, due 11/1/46	1,600,000	1,700,208
California Municipal Finance Authority, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/46 (c)	795,000	889,510
California Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	500,000	527,285
California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Insured: AGM (zero coupon), due 8/1/49	7,905,000	2,623,037
California School Finance Authority, Aspire Public Schools, Revenue Bonds (c)
5.00%, due 8/1/27	500,000	583,530
5.00%, due 8/1/28	700,000	814,933
5.00%, due 8/1/36	600,000	682,836
5.00%, due 8/1/41	750,000	845,475
5.00%, due 8/1/46	975,000	1,094,077
California School Finance Authority, Charter School Classical Academies Project, Revenue Bonds Series A 5.00%, due 10/1/37 (c)	1,485,000	1,718,709
California School Finance Authority, Grimmway Schools Obligation, Revenue Bonds Series A 5.00%, due 7/1/46 (c)	750,000	836,843
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (c)
Series A 5.00%, due 7/1/37	500,000	591,100
Series A 5.00%, due 7/1/49	500,000	580,955
California School Finance Authority, KIPP LA Projects, Revenue Bonds Series A 5.00%, due 7/1/34	600,000	676,836
California State Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (c)
Series A 5.00%, due 5/1/36	1,275,000	1,446,271
Series A 5.00%, due 5/1/46	1,325,000	1,478,753
California State Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/36 (c)	1,300,000	1,478,113
Del Mar Union School District, Special Tax Insured: BAM 4.00%, due 9/1/44	1,450,000	1,694,064
Irvine Unified School District, Community Facilities District No. 9, Special Tax
Series A 5.00%, due 9/1/33	410,000	518,781
Series A 5.00%, due 9/1/34	225,000	284,024
Series A 5.00%, due 9/1/36	550,000	689,216
Oxnard California School District, COPS, Property Acquisition and Improvement Project, Certificate of Participation Insured: BAM 2.00%, due 8/1/45 (b)	1,000,000	1,099,130
San Marcos School Financing Authority, Revenue Bonds Insured: AGM 5.25%, due 8/15/40	1,000,000	1,242,770
		30,000,147
General 18.0%
Anaheim Public Financing Authority, Revenue Bonds
Series A 5.00%, due 5/1/33	1,000,000	1,161,320
Series A, Insured: BAM 5.00%, due 9/1/35	4,500,000	5,618,385
Burlingame California Financing Authority, Revenue Bonds 5.00%, due 7/1/47	1,515,000	1,914,263
California Infrastructure & Economic Development Bank, Green Bond, Revenue Bonds
4.00%, due 8/1/23	630,000	700,314
4.00%, due 8/1/24	500,000	571,000
4.00%, due 8/1/25	550,000	642,928
5.00%, due 8/1/37	1,050,000	1,371,374
5.00%, due 8/1/38	1,200,000	1,563,024
California Infrastructure & Economic Development Bank, The Salvation Army Western Territory, Revenue Bonds
4.00%, due 9/1/33	1,225,000	1,395,557
4.00%, due 9/1/34	1,000,000	1,133,920
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds 5.00%, due 6/1/37	2,085,000	2,623,389
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds Series A 6.375%, due 11/1/43	500,000	577,875
Cathedral City Redevelopment Agency Successor Agency, Merged Redevelopment Project Area, Tax Allocation
Series A, Insured: AGM 5.00%, due 8/1/26	1,000,000	1,168,210
Series A, Insured: AGM 5.00%, due 8/1/34	1,000,000	1,155,900
City of Irvine, Community Facilities District, Special Tax 5.00%, due 9/1/49	1,385,000	1,542,198
City of Newark CA, Civic Center Financing Project, Certificates of Participation
3.00%, due 6/1/39	3,550,000	3,770,455
3.00%, due 6/1/40	3,660,000	3,863,642
City of Santa Ana CA, Gas Tax, Revenue Bonds 4.00%, due 1/1/38	1,360,000	1,600,693
Coronado Community Development Successor Agency, Tax Allocation Series A 5.00%, due 9/1/33	555,000	673,864
County of Los Angeles CA, Vermont Corridor County Administration Building, Revenue Bonds Series A 5.00%, due 12/1/38	1,910,000	2,422,625
Del Mar California Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,145,100
5.00%, due 10/1/38	1,800,000	1,804,248
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds 7.50%, due 8/20/40	1,300,000	1,030,250
Greenfield Redevelopment Agency, Tax Allocation Insured: BAM 4.00%, due 2/1/26	285,000	336,186
Hesperia California Community Redevelopment Agency Series A, Insured: AGM 3.375%, due 9/1/37	4,950,000	5,443,812
Livermore Valley Water Financing Authority, Revenue Bonds Series A 5.00%, due 7/1/47	3,945,000	4,837,477
Lodi CA, Public Financing Authority, Revenue Bonds
Insured: AGM 5.00%, due 9/1/31	1,330,000	1,712,322
Insured: AGM 5.00%, due 9/1/32	1,650,000	2,118,303
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Revenue Bonds Series A 5.00%, due 7/1/40	1,650,000	2,067,219
Madera Redevelopment Agency, Tax Allocation Series A 5.00%, due 9/1/37	1,180,000	1,491,756
Montclair Financing Authority, Public Facilities Project, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,000,000	1,166,250
Mountain View, Shoreline Regional Park Community, Tax Allocation Series A, Insured: AGM 5.00%, due 8/1/36	1,645,000	2,105,649
Orange County Local Transportation Authority, Revenue Bonds 4.00%, due 2/15/38	10,000,000	11,878,200
Pico Rivera Public Financing Authority, Revenue Bonds Insured: NATL-RE 5.25%, due 9/1/34	1,560,000	1,935,008
Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	1,100,000	1,103,102
Puerto Rico Infrastructure Financing Authority, Revenue Bonds
Series C, Insured: AMBAC 5.50%, due 7/1/24	70,000	76,531
Series C, Insured: AMBAC 5.50%, due 7/1/26	455,000	507,116
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2 4.329%, due 7/1/40	1,500,000	1,632,270
Series A-1 4.50%, due 7/1/34	1,500,000	1,652,430
Series A-1 5.00%, due 7/1/58	10,465,000	11,793,008
Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project, Tax Allocation Series A, Insured: BAM 4.00%, due 10/1/32	1,050,000	1,170,782
Riverside County Public Financing Authority, Tax Allocation Series A, Insured: BAM 4.00%, due 10/1/40	1,000,000	1,122,150
Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39	1,000,000	1,149,630
Sacramento Transient Occupancy Tax Revenue, Convention Center Complex, Revenue Bonds Series C 5.00%, due 6/1/48	4,860,000	5,908,982
San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds Series C, Insured: NATL-RE 5.50%, due 6/1/37	1,215,000	1,388,283
San Diego Association of Governments, Mid Coast Corridor Transit Project, Revenue Bonds Series B 1.80%, due 11/15/27	6,000,000	6,090,000
San Diego County Regional Transportation Commission, Revenue Bonds
Series A 5.00%, due 4/1/38	1,000,000	1,334,310
Series A 5.00%, due 4/1/39	1,000,000	1,330,500
Series A 5.00%, due 4/1/40	675,000	895,496
Series A 5.00%, due 4/1/44	2,800,000	3,681,300
Series A 5.00%, due 4/1/48	11,155,000	13,421,138
San Francisco Bay Area Rapid Transit District, Revenue Bonds Series A 4.00%, due 7/1/36	1,850,000	2,176,562
San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment Project, Tax Allocation Series C 5.00%, due 8/1/36	1,250,000	1,500,925
San Joaquin County Transportation Authority, Sales Tax Revenue, Revenue Bonds Series K 5.00%, due 3/1/37	1,705,000	2,107,823
San Mateo County Joint Powers Financing Authority, Capital Projects, Revenue Bonds Series A 5.00%, due 7/15/43	3,000,000	3,734,580
South Orange County Public Financing Authority, Special Tax Series A 5.00%, due 8/15/32	775,000	833,086
Stockton Public Financing Authority, Water Revenue, Revenue Bonds
Series A, Insured: BAM 4.00%, due 10/1/37	2,500,000	2,858,575
Series A, Insured: BAM 5.00%, due 10/1/32	1,275,000	1,648,129
Series A, Insured: BAM 5.00%, due 10/1/34	1,500,000	1,924,545
Territory of Guam, Business Privilege Tax, Revenue Bonds Series B1 5.00%, due 1/1/27	1,500,000	1,594,815
Territory of Guam, Hotel Occupancy Tax, Revenue Bonds Series A 6.50%, due 11/1/40	1,740,000	1,843,530
Territory of Guam, Revenue Bonds Series A 5.125%, due 1/1/42	2,890,000	3,049,326
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A 5.00%, due 10/1/25	620,000	623,925
Subseries A 6.00%, due 10/1/39	800,000	800,000
Series A 6.625%, due 10/1/29	300,000	300,762
Series A 6.75%, due 10/1/37	2,450,000	2,454,704
Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,205,000	1,316,824
		157,567,855
General Obligation 12.1%
California State, Unlimited General Obligation
5.00%, due 11/1/27	2,380,000	3,088,740
5.00%, due 4/1/28	2,930,000	3,839,413
5.00%, due 4/1/31	7,500,000	10,428,225
5.00%, due 8/1/37	2,900,000	3,723,948
Insured: AGM 5.25%, due 8/1/32	10,000,000	14,249,400
Coast Community College District, Election 2012, Unlimited General Obligation Series D 4.50%, due 8/1/39	500,000	609,745
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A, Insured: AGM 4.00%, due 7/1/22	115,000	118,741
Insured: AMBAC 4.50%, due 7/1/23	450,000	452,921
Series A, Insured: AGC 5.00%, due 7/1/23	270,000	276,901
Series A-4, Insured: AGM 5.00%, due 7/1/31	410,000	414,649
Series A, Insured: AGM 5.00%, due 7/1/35	2,175,000	2,327,098
Series C, Insured: AGM 5.25%, due 7/1/26	445,000	461,759
Series A-4, Insured: AGM 5.25%, due 7/1/30	175,000	177,055
Series A, Insured: AGM 5.50%, due 7/1/27	620,000	649,004
Hartnell Community College District, Unlimited General Obligation Series A (zero coupon), due 8/1/37	2,500,000	1,331,400
Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation Series C 5.75%, due 11/1/34	650,000	769,951
Los Angeles Community College District, Election 2008, Unlimited General Obligation
Series K 4.00%, due 8/1/38	6,000,000	6,957,240
Series K 4.00%, due 8/1/39	1,500,000	1,735,830
Los Angeles Community College District, Unlimited General Obligation
Series I 4.00%, due 8/1/33	2,865,000	3,371,074
Series I 4.00%, due 8/1/34	4,000,000	4,693,040
Los Rios Community College District, Unlimited General Obligation
Series D 4.00%, due 8/1/35	250,000	294,490
Series D 4.00%, due 8/1/39	1,000,000	1,150,270
Mount San Jacinto Community College District, Election 2014, Unlimited General Obligation Series B 4.00%, due 8/1/38	1,985,000	2,334,499
North Orange County Community College District, Unlimited General Obligation
Series B 4.00%, due 8/1/32	450,000	558,976
Series B 4.00%, due 8/1/33	300,000	371,607
Palo Verde Community College District, Election 2014, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 8/1/45	500,000	548,255
Palomar Community College District, Election 2006, Unlimited General Obligation Series B (zero coupon), due 8/1/39 (d)	2,000,000	2,474,620
Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 5.25%, due 8/1/21	300,000	305,589
Puerto Rico Public Buildings Authority, Revenue Bonds Insured: AGC, AGM 5.25%, due 7/1/20	475,000	481,337
Riverside Community College District, Unlimited General Obligation
3.00%, due 8/1/38	2,000,000	2,147,260
3.00%, due 8/1/39	2,000,000	2,141,120
San Bernardino Community College District, Election 2018, Unlimited General Obligation Series A 4.00%, due 8/1/49	5,675,000	6,475,572
San Francisco Bay Area Rapid Transit District, Election 2016, Green Bonds, Unlimited General Obligation
Series B-1 4.00%, due 8/1/37	9,695,000	11,741,905
Series A-1 5.00%, due 8/1/47	2,330,000	2,882,886
Santa Clarita Community College District, Unlimited General Obligation 3.00%, due 8/1/49	3,500,000	3,645,215
Santa Monica Community College District, Election 2016, Unlimited General Obligation Series A 4.00%, due 8/1/47	1,250,000	1,437,687
Southwestern Community College District, Unlimited General Obligation Series A 4.00%, due 8/1/47	2,000,000	2,261,660
Tahoe Forest, California Hospital District, Unlimited General Obligation 5.00%, due 8/1/29	1,815,000	2,262,688
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	1,250,000	1,250,000
Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/29	1,500,000	1,505,625
		105,947,395
Higher Education 4.3%
California Educational Facilities Authority, Claremont McKenna College, Revenue Bonds Series A 4.00%, due 1/1/39	1,800,000	2,029,266
California Educational Facilities Authority, Loma Linda University, Revenue Bonds
Series A 5.00%, due 4/1/23	570,000	641,199
Series A 5.00%, due 4/1/24	280,000	325,791
California Educational Facilities Authority, Loyola Marymount University, Revenue Bonds
Series B 5.00%, due 10/1/31	525,000	687,115
Series B 5.00%, due 10/1/35	640,000	821,357
California Educational Facilities Authority, Mount St. Mary's University, Revenue Bonds Series A 5.00%, due 10/1/38	620,000	776,445
California Educational Facilities Authority, Stanford University, Revenue Bonds Series U-6 5.00%, due 5/1/45	3,240,000	5,081,972
California Municipal Finance Authority, California Lutheran University, Revenue Bonds
5.00%, due 10/1/31	235,000	295,910
5.00%, due 10/1/33	225,000	281,435
5.00%, due 10/1/35	225,000	279,668
5.00%, due 10/1/36	285,000	353,300
5.00%, due 10/1/37	310,000	383,219
California Municipal Finance Authority, Pomona College, Revenue Bonds 4.00%, due 1/1/43	10,000,000	11,488,700
California State Municipal Finance Authority, California Baptist University, Revenue Bonds Series A 5.00%, due 11/1/46 (c)	1,000,000	1,146,170
California State Municipal Finance Authority, National University, Revenue Bonds Series A 5.00%, due 4/1/31	1,000,000	1,283,460
California State Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds 5.00%, due 12/1/38	845,000	1,020,937
California State Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 4.00%, due 6/1/47	1,000,000	1,115,980
California State University, Systemwide, Revenue Bonds
Series A 4.00%, due 11/1/37	2,375,000	2,694,437
Series A 5.00%, due 11/1/42	2,780,000	3,427,267
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds 5.875%, due 11/1/43	1,000,000	1,130,880
Rio Hondo Community College District, Election 2004, Unlimited General Obligation Series C (zero coupon), due 8/1/42 (d)	2,000,000	2,566,780
		37,831,288
Housing 1.8%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds 5.00%, due 5/1/29	800,000	988,416
California Municipal Finance Authority, Mobile Home Park Senior Caritas Projects, Revenue Bonds
Series A 4.00%, due 8/15/42	1,540,000	1,640,962
Series A 5.00%, due 8/15/29	805,000	961,250
Series A 5.00%, due 8/15/31	140,000	165,787
California Municipal Finance Authority, UCR North District Phase 1 Student Housing Project, Revenue Bonds
Insured: BAM 5.00%, due 5/15/23	400,000	451,996
Insured: BAM 5.00%, due 5/15/24	300,000	349,650
Insured: BAM 5.00%, due 5/15/25	500,000	599,715
California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds Series A 4.00%, due 11/15/37	1,320,000	1,470,018
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (c)
Series A 3.00%, due 6/1/29	750,000	787,800
Series A 5.00%, due 6/1/34	375,000	455,318
Series A 5.00%, due 6/1/46	1,000,000	1,130,390
Series A 5.00%, due 6/1/51	1,000,000	1,176,720
California Statewide Communities Development Authority, Provident Group, Pomona Properties, Revenue Bonds Series A 5.75%, due 1/15/45 (c)	400,000	432,208
California Statewide Communities Development Authority, Student Housing, Revenue Bonds 5.00%, due 5/15/40	1,025,000	1,200,941
California Statewide Communities Development Authority, University of California, Irvine Campus Apartments, Revenue Bonds Series A 5.00%, due 5/15/47	3,500,000	4,147,675
		15,958,846
Medical 6.0%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Revenue Bonds Series B 5.00%, due 8/15/35	5,500,000	6,803,885
California Health Facilities Financing Authority, Children's Hospital of Orange County, Revenue Bonds
Series A 4.00%, due 11/1/36	310,000	370,140
Series A 4.00%, due 11/1/37	500,000	594,535
Series A 4.00%, due 11/1/38	250,000	296,303
California Health Facilities Financing Authority, Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/47	1,000,000	1,188,480
California Health Facilities Financing Authority, City of Hope Obligated Group, Revenue Bonds
5.00%, due 11/15/37	1,600,000	1,885,680
5.00%, due 11/15/49	2,500,000	3,001,175
California Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds 5.00%, due 2/1/36	1,035,000	1,274,540
California Health Facilities Financing Authority, Stanford Health Care, Revenue Bonds Series A 5.00%, due 11/15/36	3,000,000	3,786,060
California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/46	490,000	561,790
California Municipal Finance Authority, Healthright 360, Revenue Bonds Series A 5.00%, due 11/1/39 (c)	1,000,000	1,176,890
California Public Finance Authority, Henry Mayo Newhall Hospital, Revenue Bonds 5.00%, due 10/15/47	1,000,000	1,142,320
California State Educational Facilities Authority, Sutter Health, Revenue Bonds
Series A 5.00%, due 11/15/34	475,000	576,227
Series A 5.00%, due 11/15/37	5,175,000	6,465,748
Series A 5.00%, due 11/15/38	1,600,000	1,993,968
California State Health Facilities Financing Authority, Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/42	500,000	600,200
California State Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds 4.125%, due 2/1/47	750,000	826,755
California State Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds
Subseries A2 4.00%, due 11/1/51	1,750,000	1,996,645
Series C 5.00%, due 6/1/41 (b)	5,000,000	6,732,300
California State Municipal Finance Authority, Community Medical Centers, Revenue Bonds
Series A 5.00%, due 2/1/27	1,100,000	1,377,101
Series A 5.00%, due 2/1/37	1,000,000	1,215,430
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds Series A 5.00%, due 12/1/46 (c)	2,000,000	2,258,800
California Statewide Communities Development Authority, Methodist Hospital of Southern California Project, Revenue Bonds
4.25%, due 1/1/43	1,850,000	2,065,692
5.00%, due 1/1/38	1,500,000	1,813,335
5.00%, due 1/1/48	1,000,000	1,185,730
Washington Township Health Care District, Revenue Bonds Series B 4.00%, due 7/1/36	1,380,000	1,520,567
		52,710,296
Mello-Roos 0.2%
City of Rocklin CA, Community Facilities District No.10, Special Tax 5.00%, due 9/1/39	1,150,000	1,318,303
Rio Elementary School District Community Facilities District No.1, Special Tax Insured: BAM 5.00%, due 9/1/35	500,000	599,655
		1,917,958
Multi-Family Housing 1.0%
California Community Housing Agency, Revenue Bonds Series A 5.00%, due 2/1/50 (c)	4,500,000	5,317,110
Federal Home Loan Mortgage Corp., Revenue Bonds Series M-057 2.40%, due 10/15/29	3,000,000	3,163,710
		8,480,820
Nursing Homes 0.4%
ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities, Revenue Bonds Series A 5.00%, due 7/1/42	500,000	533,450
California Municipal Finance Authority, Asian Community Center, Revenue Bonds Insured: California Mortgage Insurance 5.00%, due 4/1/48	1,545,000	1,830,639
California Statewide Communities Development Authority, Redwoods Project, Revenue Bonds Insured: California Mortgage Insurance 5.375%, due 11/15/44	535,000	614,758
		2,978,847
Pollution 1.2%
South Bayside Waste Management Authority, Green Bond, Shoreway Environment Center, Revenue Bonds
Series B, Insured: AGM 5.00%, due 9/1/25 (a)	1,515,000	1,833,983
Series B, Insured: AGM 5.00%, due 9/1/27 (a)	1,670,000	2,111,698
Series B, Insured: AGM 5.00%, due 9/1/29 (a)	420,000	548,268
Series B, Insured: AGM 5.00%, due 9/1/30 (a)	715,000	926,533
Series A, Insured: AGM 5.00%, due 9/1/31	320,000	423,683
Series B, Insured: AGM 5.00%, due 9/1/31 (a)	410,000	528,396
Series A, Insured: AGM 5.00%, due 9/1/32	500,000	659,950
Series A, Insured: AGM 5.00%, due 9/1/39	2,530,000	3,260,664
		10,293,175
Power 2.2%
California Riverside Electric, Revenue Bonds Series A 5.00%, due 10/1/31	750,000	1,000,357
Guam Power Authority, Revenue Bonds
Series A 5.00%, due 10/1/34	1,000,000	1,082,630
Series A 5.00%, due 10/1/40	1,000,000	1,168,360
Los Angeles Department of Water & Power, Revenue Bonds Series C 5.00%, due 7/1/37	2,860,000	3,752,921
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC 4.25%, due 7/1/27	460,000	460,966
Series SS, Insured: NATL-RE 5.00%, due 7/1/22	640,000	651,290
Series UU, Insured: AGM 5.00%, due 7/1/24	225,000	230,965
Sacramento Municipal Utility District, Revenue Bonds Series G 5.00%, due 8/15/37	8,000,000	10,497,440
		18,844,929
School District 19.8%
Alvord Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/37	825,000	941,531
Banning CA Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 8/1/46	500,000	555,675
Beaumont CA Unified School District, Election 2008, Unlimited General Obligation Series D, Insured: BAM 5.25%, due 8/1/44	1,000,000	1,231,420
Brawley Union High School District, Unlimited General Obligation Insured: BAM 5.00%, due 8/1/44	1,280,000	1,515,034
Cabrillo Unified School District, Election 2018, Unlimited General Obligation Series A 5.00%, due 8/1/45	4,245,000	5,054,734
Campbell Union High School District, Election 2016, Unlimited General Obligation Series B 4.00%, due 8/1/38	2,500,000	2,843,950
Central Union High School District, Election 2016, Unlimited General Obligation 5.25%, due 8/1/46	2,000,000	2,444,400
Ceres Unified School District, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/37	500,000	282,325
Chowchilla Elementary School District, Unlimited General Obligation 5.00%, due 8/1/43	960,000	1,148,323
Compton Unified School District, Unlimited General Obligation Series B, Insured: BAM 3.00%, due 6/1/49	3,125,000	3,219,906
Cuyama Joint Unified School District, Unlimited General Obligation Series B, Insured: MAC 5.25%, due 8/1/48	500,000	607,055
Denair Unified School District, Election 2007, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/41	4,260,000	2,218,395
El Monte Union High School District, Unlimited General Obligation Series A 4.00%, due 6/1/38	1,195,000	1,369,948
El Rancho Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 5.25%, due 8/1/46	2,745,000	3,406,133
Folsom Cordova Unified School District, School Facilities Improvement District No. 4, Unlimited General Obligation Series B 5.25%, due 10/1/35	1,210,000	1,477,446
Folsom Cordova Unified School District, School Facilities Improvement District No. 5, Unlimited General Obligation Series A 5.25%, due 10/1/35	4,710,000	5,751,051
Fontana Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/33	2,825,000	1,563,186
Fresno Unified School District, Election 2010, Unlimited General Obligation Series F 4.00%, due 8/1/32	1,475,000	1,713,965
Holtville Unified School District, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/44	1,240,000	1,530,011
Huntington Beach School District, Unlimited General Obligation
Series B 4.00%, due 8/1/44	1,525,000	1,722,823
Series B 4.00%, due 8/1/48	1,500,000	1,686,825
Inglewood Unified School District, Election 2012, Unlimited General Obligation
Series B, Insured: BAM 5.00%, due 8/1/25	250,000	301,748
Series B, Insured: BAM 5.00%, due 8/1/35	800,000	952,864
Inglewood Unified School District, Unlimited General Obligation
Series C, Insured: BAM 5.00%, due 8/1/32	400,000	490,524
Series C, Insured: BAM 5.00%, due 8/1/34	585,000	712,161
Jurupa Unified School District, Unlimited General Obligation
Series C 4.00%, due 8/1/43	1,675,000	1,938,076
Series B 5.00%, due 8/1/33	1,555,000	1,964,867
Series B 5.00%, due 8/1/37	1,000,000	1,243,590
Series C 5.25%, due 8/1/43	2,000,000	2,575,040
Kerman CA Unified School District, Election 2016, Unlimited General Obligation Insured: BAM 5.25%, due 8/1/46	1,755,000	2,165,249
Lemoore Union High School District, Election 2016, Unlimited General Obligation Series A 5.50%, due 8/1/42	560,000	711,043
Lennox School District, Election 2016, Unlimited General Obligation Insured: AGM 4.00%, due 8/1/47	3,000,000	3,322,890
Livermore Valley Joint Unified School District, Unlimited General Obligation 3.00%, due 8/1/40	2,890,000	3,031,263
Lodi Unified School District, Election of 2016, Unlimited General Obligation
Series 2020 3.00%, due 8/1/43	3,000,000	3,138,270
Series 2020 4.00%, due 8/1/38	1,230,000	1,428,325
Series 2020 4.00%, due 8/1/39	1,300,000	1,506,193
Long Beach Unified School District, Election 2016, Unlimited General Obligation
Series A 5.00%, due 8/1/32	3,985,000	4,964,035
Series A 5.00%, due 8/1/33	2,825,000	3,508,113
Los Angeles Unified School District, Election of 2005, Unlimited General Obligation Series M-1 5.25%, due 7/1/42	2,990,000	3,781,304
Marysville Joint Unified School District, Unlimited General Obligation
Insured: AGM (zero coupon), due 8/1/35	1,500,000	931,245
Insured: AGM (zero coupon), due 8/1/36	2,000,000	1,183,340
Insured: AGM (zero coupon), due 8/1/37	2,000,000	1,128,860
Moraga Elementary School District, Unlimited General Obligation Series B 3.00%, due 8/1/44	1,335,000	1,394,060
Moreno Valley Unified School District, Unlimited General Obligation Series B, Insured: AGM 5.00%, due 8/1/47	3,250,000	4,044,333
Napa Valley Unified School District, Unlimited General Obligation Series C, Insured: AGM 4.00%, due 8/1/44	12,500,000	14,102,125
Needles Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/45 (d)	1,250,000	1,221,450
Newport Mesa Unified School District, Capital Appreciation, Election 2005, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/30	4,000,000	3,404,800
Oakland Unified School District, Alameda County, Election of 2012, Unlimited General Obligation 6.625%, due 8/1/38	500,000	543,960
Oceanside Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/51	25,000	3,841
Oxnard Union High School District, Unlimited General Obligation Series A 4.00%, due 8/1/38	1,000,000	1,130,370
Paramount Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/46	1,500,000	1,863,660
Perris Union High School District, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 9/1/38	3,550,000	4,223,187
Pittsburg Unified School District, Unlimited General Obligation
Series C (zero coupon), due 8/1/47	3,500,000	801,430
Series C (zero coupon), due 8/1/52	5,000,000	824,650
Pleasanton Unified School District, Unlimited General Obligation 3.00%, due 8/1/42	1,000,000	1,041,870
Redwood City School District, Election 2015, Unlimited General Obligation 5.25%, due 8/1/44	2,000,000	2,555,120
Redwood City School District, Unlimited General Obligation Series C 4.00%, due 8/1/44	1,800,000	2,100,924
Riverside Unified School District, Election 2016, Unlimited General Obligation Series B 4.00%, due 8/1/42	1,700,000	1,958,859
Robla School District, Election 2018, Unlimited General Obligation
Series A, Insured: AGM 4.00%, due 8/1/35	435,000	508,715
Series A, Insured: AGM 4.00%, due 8/1/36	500,000	582,530
Series A, Insured: AGM 4.00%, due 8/1/37	500,000	580,790
Series A, Insured: AGM 4.00%, due 8/1/40	2,070,000	2,380,272
Series A, Insured: AGM 5.00%, due 8/1/44	1,720,000	2,090,350
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 8/1/34	655,000	783,197
San Diego Unified School District, Election 2012, Unlimited General Obligation Series I 4.00%, due 7/1/34	1,000,000	1,188,270
San Juan Unified School District, Election 2012, Unlimited General Obligation Series N 4.00%, due 8/1/29	4,050,000	4,837,603
San Leandro CA Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 5.25%, due 8/1/42	1,000,000	1,246,590
San Leandro Unified School District, Election 2016, Unlimited General Obligation
Series B, Insured: BAM 5.00%, due 8/1/35	500,000	634,410
Series B, Insured: BAM 5.00%, due 8/1/36	1,955,000	2,470,397
San Ysidro School District, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/47	3,000,000	814,740
Santa Barbara Unified School District, Election 2010, Unlimited General Obligation
Series A (zero coupon), due 8/1/36 (d)	1,000,000	1,353,920
Series B 5.00%, due 8/1/38	1,000,000	1,136,600
Santa Monica-Malibu Unified School District, School Facilities Improvement District No. 1, Unlimited General Obligation Series A 4.00%, due 8/1/39	1,015,000	1,182,191
Santa Paula Unified School District, 2008 Election, Unlimited General Obligation Series D 3.00%, due 8/1/49	3,500,000	3,594,570
Santee CA, School District, Unlimited General Obligation 5.00%, due 8/1/48	2,205,000	2,687,630
Shasta Union High School District, Election 2016, Unlimited General Obligation
4.00%, due 8/1/44	1,135,000	1,283,560
5.25%, due 8/1/43	1,000,000	1,244,260
Simi Valley Unified School District, Unlimited General Obligation
Series B 4.00%, due 8/1/33	175,000	208,395
Series B 4.00%, due 8/1/38	370,000	431,923
Series B 4.00%, due 8/1/39	350,000	407,652
Series B 4.00%, due 8/1/40	1,455,000	1,686,330
Series B 5.00%, due 8/1/42	1,375,000	1,691,085
Series B 5.00%, due 8/1/44	1,200,000	1,468,704
Taft Elementary School District, Election 2012, Unlimited General Obligation Series B, Insured: AGM 6.00%, due 8/1/44	1,200,000	1,416,720
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation Series C 5.25%, due 8/1/44	1,000,000	1,207,590
Turlock Unified School District, School Facilities Improvement District No. 1, Unlimited General Obligation
4.00%, due 8/1/33	480,000	556,973
4.00%, due 8/1/34	515,000	594,830
4.00%, due 8/1/35	545,000	626,739
Vacaville Unified School District, Unlimited General Obligation
Series C 4.00%, due 8/1/31	490,000	573,986
Series C 4.00%, due 8/1/32	555,000	648,673
Series C 4.00%, due 8/1/33	625,000	729,019
Series C 5.00%, due 8/1/39	500,000	602,945
Series C 5.00%, due 8/1/40	1,225,000	1,473,455
Series C 5.00%, due 8/1/41	1,350,000	1,620,486
Series C 5.00%, due 8/1/42	1,000,000	1,198,160
Westminster School District, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	5,000,000	864,000
		173,086,035
Tobacco Settlement 1.7%
California County Tobacco Securitization Agency, Asset-Backed, Revenue Bonds
Series B (zero coupon), due 6/1/46	10,000,000	2,043,300
Series A 5.00%, due 6/1/47	1,275,000	1,275,229
5.70%, due 6/1/46	1,000,000	1,013,670
California County Tobacco Securitization Agency, Revenue Bonds
5.125%, due 6/1/38	550,000	555,962
Series A 5.125%, due 6/1/38	1,290,000	1,303,983
5.25%, due 6/1/46	1,165,000	1,165,338
California Statewide Financing Authority, Turbo Pooled Program C, Revenue Bonds (zero coupon), due 6/1/55	20,000,000	1,190,600
Children's Trust Fund, Asset-Backed, Revenue Bonds Series A (zero coupon), due 5/15/50	1,500,000	216,420
Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds 5.625%, due 6/1/47	1,025,000	1,025,031
Tobacco Securitization Authority of Northern California, Revenue Bonds
Series A-1 5.375%, due 6/1/38	820,000	828,979
Series A-1 5.50%, due 6/1/45	1,585,000	1,602,356
Tobacco Securitization Authority of Southern California, Revenue Bonds Series A, Class 1 5.00%, due 6/1/48	2,400,000	2,903,448
		15,124,316
Transportation 5.3%
Alameda Corridor Transportation Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/29	1,000,000	1,141,170
City of Long Beach Harbor, Revenue Bonds
Series A 5.00%, due 5/15/22 (a)	4,500,000	4,908,105
Series A 5.00%, due 5/15/36	1,000,000	1,310,110
Series A 5.00%, due 5/15/37	1,000,000	1,305,900
Series A 5.00%, due 5/15/38	2,000,000	2,597,940
Series A 5.00%, due 5/15/44	6,000,000	7,653,060
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds Series C 6.50%, due 1/15/43	500,000	591,460
Peninsula Corridor Joint Powers Board, Revenue Bonds
Series A 5.00%, due 10/1/32	500,000	659,475
Series A 5.00%, due 10/1/33	500,000	656,205
Series A 5.00%, due 10/1/34	500,000	654,090
Series A 5.00%, due 10/1/35	350,000	455,809
Series A 5.00%, due 10/1/44	4,035,000	4,806,452
Port of Oakland, Revenue Bonds (a)
Series D 5.00%, due 11/1/28	2,250,000	2,846,767
Series D 5.00%, due 11/1/29	1,850,000	2,329,649
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series N, Insured: AMBAC (zero coupon), due 7/1/20	405,000	398,747
Series D, Insured: AGM 5.00%, due 7/1/32	1,205,000	1,233,330
Series G, Insured: AGC 5.00%, due 7/1/42	40,000	40,695
Series N, Insured: NATL-RE 5.25%, due 7/1/32	640,000	700,787
Insured: AMBAC 5.50%, due 7/1/26	460,000	512,688
San Francisco Municipal Transportation Agency, Revenue Bonds 5.00%, due 3/1/44	1,500,000	1,718,730
San Joaquin Hills Transportation Corridor Agency, Junior Lien, Revenue Bonds
Series B 5.25%, due 1/15/44	4,000,000	4,613,480
Series B 5.25%, due 1/15/49	500,000	574,250
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
Series A 5.00%, due 1/15/44	3,500,000	4,022,480
Senior Lien-Series A 5.00%, due 1/15/50	500,000	571,735
		46,303,114
Utilities 2.1%
California Infrastructure & Economic Development Bank, Independent System Operator Corp. Project, Revenue Bonds 5.00%, due 2/1/39	1,000,000	1,108,110
Guam Government, Waterworks Authority, Revenue Bonds
5.25%, due 7/1/33	1,100,000	1,214,356
5.50%, due 7/1/43	1,415,000	1,559,967
Imperial Irrigation District Electric, Revenue Bonds
Series C 5.00%, due 11/1/37	1,000,000	1,210,570
Series B-2 5.00%, due 11/1/41	5,475,000	6,635,316
Turlock Irrigation District, Revenue Bonds
5.00%, due 1/1/38	600,000	788,340
5.00%, due 1/1/39	500,000	655,025
5.00%, due 1/1/44	3,165,000	4,060,885
5.50%, due 1/1/41	1,000,000	1,042,720
		18,275,289
Water 7.3%
City of Clovis, California, Sewer Revenue Bonds Insured: AGM 5.25%, due 8/1/29	500,000	612,825
City of Oxnard Wastewater, Revenue Bonds
Insured: BAM 4.00%, due 6/1/32	1,920,000	2,236,301
Insured: BAM 4.00%, due 6/1/34	2,080,000	2,407,746
Insured: BAM 5.00%, due 6/1/30	1,340,000	1,729,994
City of Oxnard Water Revenue, Revenue Bonds Insured: BAM 5.00%, due 6/1/35	1,125,000	1,429,526
City of Santa Cruz CA, Water Revenue, Green Bond, Revenue Bonds 5.00%, due 3/1/49	2,000,000	2,564,320
Colton Utility Authority, Revenue Bonds Insured: AGM 4.00%, due 3/1/47	2,500,000	2,776,000
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds Series A 6.00%, due 7/1/44	1,000,000	1,031,250
Contra Costa Water District, Water Revenue, Revenue Bonds Series V 5.00%, due 10/1/44	6,775,000	8,712,379
Culver City Wastewater Facilities, Revenue Bonds Series A 4.00%, due 9/1/44	1,690,000	1,974,461
Eastern Municipal Water District, Water & Wastewater, Revenue Bonds Series A 5.00%, due 7/1/45	2,850,000	3,425,586
Guam Government, Waterworks Authority, Revenue Bonds 5.00%, due 1/1/46	5,290,000	6,042,714
Los Angeles County Sanitation Districts Financing Authority, Green Bonds, Revenue Bonds Series A 4.00%, due 10/1/33	1,000,000	1,146,830
Los Angeles Department of Water & Power, Revenue Bonds Series A 5.00%, due 7/1/35	1,500,000	1,878,120
Metropolitan Water District of Southern California, Revenue Bonds
5.00%, due 1/1/35	4,000,000	5,242,200
Series A 5.00%, due 10/1/39	3,290,000	4,340,859
Moulton-Niguel Water District, Revenue Bonds 5.00%, due 9/1/39	3,685,000	4,776,829
Oxnard Financing Authority, Waste Water, Revenue Bonds Insured: AGM 5.00%, due 6/1/34	1,000,000	1,159,360
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
Series A, Insured: AGC 5.00%, due 7/1/28	100,000	102,631
Series A 5.00%, due 7/1/33	355,000	379,406
Series A 5.50%, due 7/1/28	1,500,000	1,625,625
Rancho Water District Financing Authority, Revenue Bonds Series A 4.00%, due 8/1/37	2,750,000	3,364,515
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds 4.00%, due 8/1/36	2,025,000	2,359,246
Silicon Valley Clean Water, Revenue Bonds 5.00%, due 8/1/45	500,000	586,555
Stockton Public Financing Authority, Delta Water Supply Project, Revenue Bonds Series A 6.25%, due 10/1/38	1,000,000	1,196,090
Watereuse Finance Authority, Revenue Bonds Series A 5.50%, due 5/1/36	500,000	591,450
West Sacramento CA, Financing Authority, Water Capital Projects, Revenue Bonds Insured: BAM 4.00%, due 10/1/39	300,000	341,739
		64,034,557
Total Long-Term Municipal Bonds (Cost $781,072,586)		836,011,367

Short-Term Municipal Notes 5.6%
General 0.6%
Manteca Redevelopment Agency, Sub Amended Merged Project, Tax Allocation 1.15%, due 10/1/42 (e)	5,080,000	5,080,000

General Obligation 0.6%
California State, Unlimited General Obligation Series B 1.13%, due 5/1/40 (e)	5,000,000	5,000,000

Higher Education 0.1%
University of California, Revenue Bonds Series AL-3 1.14%, due 5/15/48 (e)	1,300,000	1,300,000

Medical 2.2%
California Public Finance Authority, Sharp HealthCare, Revenue Bonds (e)
Series B 1.08%, due 8/1/52	3,750,000	3,750,000
Series C 1.08%, due 8/1/52	10,900,000	10,900,000
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds Series B-2 1.05%, due 5/15/32 (e)	4,540,000	4,540,000
		19,190,000
Power 0.9%
Los Angeles Department of Water & Power, Revenue Bonds (e)
Subseries A-6 1.16%, due 7/1/35	5,900,000	5,900,000
Subseries A-7 1.16%, due 7/1/35	175,000	175,000
Southern California State Public Power Authority, Magnolia Power Project, Revenue Bonds Series A-1 1.09%, due 7/1/36 (e)	2,000,000	2,000,000
		8,075,000
School District 0.8%
Tender Option Bond Trust Receipts, Revenue Bonds (c)(e)
Series 2019-ZF2843 1.09%, due 5/1/45 (a)	2,710,000	2,710,000
Series 2018-XF0704 1.29%, due 8/1/47	4,000,000	4,000,000
		6,710,000
Water 0.4%
Eastern Municipal Water District, Water & Wastewater, Revenue Bonds Series A 1.16%, due 7/1/46 (e)	100,000	100,000
Metropolitan Water District of Southern California, Revenue Bonds (e)
Series A-2 1.14%, due 7/1/37	2,300,000	2,300,000
Series A 1.16%, due 7/1/47	800,000	800,000
		3,200,000
Total Short-Term Municipal Notes (Cost $48,555,000)		48,555,000

Total Investments (Cost $829,627,586)	101.2%	884,566,367
Other Assets, Less Liabilities	(1.2)	(10,284,856)
Net Assets	100.0%	$874,281,511

†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon - Rate shown was the rate in effect as of January 31, 2020.
(e)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

Futures Contracts

As of January 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
10-Year United States Treasury Note	(440)	March 2020	$(56,955,329)	$(57,928,750)	$(973,421)
United States Treasury Long Bond	(100)	March 2020	(15,891,953)	(16,353,125)	(461,172)
Net Unrealized Depreciation					$(1,434,593)

1. As of January 31, 2020, cash in the amount of $786,000 was on deposit with a broker or futures commission merchant for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2020.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
MAC	—Municipal Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$836,011,367	$—	$836,011,367
Short-Term Municipal Notes	—	48,555,000	—	48,555,000
Total Investments in Securities	$—	$884,566,367	$—	$884,566,367

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(1,434,593)	$—	$—	$(1,434,593)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Emerging Markets Equity Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 93.1% †
Brazil 8.4%
Banco Bradesco S.A. (Banks)	6,500	$47,582
Banco BTG Pactual S.A. (Capital Markets)	25,600	448,326
Banco do Brasil S.A. (Banks)	10,500	119,009
Banco Santander Brasil S.A. (Banks)	3,500	34,382
BB Seguridade Participacoes S.A. (Insurance)	47,800	388,195
Cosan S.A. (Oil, Gas & Consumable Fuels)	3,400	63,275
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household Durables)	22,300	165,586
IRB Brasil Resseguros S.A. (Insurance)	46,700	488,853
JBS S.A. (Food Products)	55,200	355,489
JSL S.A. (Road & Rail)	22,500	163,289
Marfrig Global Foods S.A. (Food Products) (a)	61,800	158,302
Minerva S.A. (Food Products) (a)	50,500	140,677
MRV Engenharia e Participacoes S.A. (Household Durables)	8,700	42,397
Notre Dame Intermedica Participacoes S.A. (Health Care Providers & Services)	25,100	411,496
Petrobras Distribuidora S.A. (Specialty Retail)	61,100	410,891
Qualicorp Consultoria e Corretora de Seguros S.A. (Health Care Providers & Services)	17,900	173,290
Ser Educacional S.A. (Diversified Consumer Services) (b)	23,700	169,175
Trisul S.A. (Household Durables)	35,800	136,258
Vale S.A. (Metals & Mining)	21,636	253,968
Wiz Solucoes e Corretagem de Seguros S.A. (Insurance)	43,300	157,929
		4,328,369
Canada 0.1%
Suven Pharmaceuticals, Ltd. (Pharmaceuticals) (a)(c)(d)	17,874	70,424

China 30.2%
Agricultural Bank of China, Ltd., Class H (Banks)	419,000	162,926
Alibaba Group Holding, Ltd., Sponsored ADR (Internet & Direct Marketing Retail) (a)	14,196	2,932,752
Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	25,500	164,493
BAIC Motor Corp., Ltd., Class H (Automobiles) (b)	611,500	304,703
Baidu, Inc., Sponsored ADR (Interactive Media & Services) (a)	523	64,622
Bank of China, Ltd., Class H (Banks)	1,391,000	542,674
BYD Electronic International Co., Ltd. (Communications Equipment)	79,000	155,018
Changyou.com, Ltd., ADR (Entertainment) (e)	7,900	84,293
China Aoyuan Group, Ltd. (Real Estate Management & Development)	242,000	327,793
China CITIC Bank Corp., Ltd., Class H (Banks)	565,000	296,809
China Construction Bank Corp., Class H (Banks)	892,000	683,362
China Everbright Bank Co., Ltd., Class H (Banks)	138,000	55,615
China Everbright, Ltd. (Capital Markets)	50,000	77,383
China Evergrande Group (Real Estate Management & Development) (e)	164,000	366,575
China Galaxy Securities Co., Ltd., Class H (Capital Markets)	112,000	56,241
China Lesso Group Holdings, Ltd. (Building Products)	292,000	378,977
China Life Insurance Co., Ltd., Class H (Insurance)	88,000	213,468
China Medical System Holdings, Ltd. (Pharmaceuticals)	136,000	182,814
China Minsheng Banking Corp., Ltd., Class H (Banks)	372,000	261,520
China Mobile, Ltd. (Wireless Telecommunication Services)	19,500	161,190
China National Building Material Co., Ltd., Class H (Construction Materials)	356,000	344,238
China Overseas Grand Oceans Group, Ltd. (Real Estate Management & Development)	42,000	27,904
China Shineway Pharmaceutical Group, Ltd. (Pharmaceuticals)	6,000	5,222
China Traditional Chinese Medicine Holdings Co., Ltd. (Pharmaceuticals)	172,000	80,169
China Vanke Co., Ltd., Class H (Real Estate Management & Development)	35,600	126,511
China Zhongwang Holdings, Ltd. (Metals & Mining)	208,000	69,631
Chlitina Holding, Ltd. (Personal Products)	21,000	141,812
CITIC, Ltd. (Industrial Conglomerates)	149,000	169,017
CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	360,000	549,739
CSC Financial Co., Ltd., Class H (Capital Markets) (b)	31,500	24,943
Great Wall Motor Co., Ltd., Class H (Automobiles) (e)	470,000	314,681
Haitong Securities Co., Ltd., Class H (Capital Markets)	142,800	139,921
Industrial & Commercial Bank of China, Ltd., Class H (Banks)	548,000	368,316
Jumei International Holding, Ltd., ADR (Internet & Direct Marketing Retail) (a)(e)	1,100	18,150
LexinFintech Holdings, Ltd., ADR (Consumer Finance) (a)(e)	3,600	47,880
Luye Pharma Group, Ltd. (Pharmaceuticals) (b)(e)	256,500	166,451
Metallurgical Corp. of China, Ltd., Class H (Construction & Engineering)	137,000	26,812
Momo, Inc., Sponsored ADR (Interactive Media & Services)	8,500	260,100
PICC Property & Casualty Co., Ltd., Class H (Insurance)	248,000	267,906
Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	58,000	662,400
Qudian, Inc., Sponsored ADR (Consumer Finance) (a)(e)	3,500	10,080
Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	1,059,000	121,354
Sinopec Engineering Group Co., Ltd., Class H (Construction & Engineering)	259,500	141,000
Sinotruk Hong Kong, Ltd. (Machinery)	194,000	337,213
Sunac China Holdings, Ltd. (Real Estate Management & Development)	33,000	161,461
Tencent Holdings, Ltd. (Interactive Media & Services)	45,900	2,204,401
Uni-President China Holdings, Ltd. (Food Products)	16,000	16,398
Vipshop Holdings, Ltd., ADR (Internet & Direct Marketing Retail) (a)	20,100	255,873
Weichai Power Co., Ltd., Class H (Machinery)	190,000	337,599
Xinyi Solar Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	48,000	33,992
YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H (Pharmaceuticals) (b)	29,800	172,662
Yuexiu Property Co., Ltd. (Real Estate Management & Development)	618,000	124,927
Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H (Machinery)	441,600	328,076
		15,530,067
Colombia 0.5%
Corp. Financiera Colombiana S.A. (Diversified Financial Services) (a)	3,285	31,217
Interconexion Electrica S.A. E.S.P. (Electric Utilities)	38,027	209,037
		240,254
Egypt 0.1%
Telecom Egypt Co. (Diversified Telecommunication Services)	86,575	67,616

Greece 0.4%
FF Group (Textiles, Apparel & Luxury Goods) (a)(c)(d)(f)	10,300	27,416
Hellenic Telecommunications Organization S.A. (Diversified Telecommunication Services)	9,682	144,960
Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	1,699	36,178
		208,554
Hong Kong 0.6%
China Resources Cement Holdings, Ltd. (Construction Materials)	80,000	90,542
Kingboard Laminates Holdings, Ltd. (Electronic Equipment, Instruments & Components)	215,000	223,122
		313,664
Hungary 0.5%
OTP Bank Nyrt. (Banks)	4,876	226,327

India 8.0%
Alkem Laboratories, Ltd. (Pharmaceuticals)	1,772	59,325
Asian Paints, Ltd. (Chemicals)	2,553	64,292
Avanti Feeds, Ltd. (Food Products)	12,181	113,347
Axis Bank, Ltd. (Banks)	5,211	53,383
Bajaj Finserv, Ltd. (Insurance)	479	63,536
Bandhan Bank, Ltd. (Banks) (b)	3,715	23,449
BEML, Ltd. (Machinery)	1,818	24,879
Bharti Airtel, Ltd. (Wireless Telecommunication Services) (a)	4,719	32,844
Birla Corp., Ltd. (Construction Materials)	2,602	28,934
Coal India, Ltd. (Oil, Gas & Consumable Fuels)	49,464	127,234
Deepak Nitrite, Ltd. (Chemicals)	13,474	73,141
Dr. Lal PathLabs, Ltd. (Health Care Providers & Services) (b)	5,343	132,898
Granules India, Ltd. (Pharmaceuticals)	59,030	120,943
HCL Technologies, Ltd. (IT Services)	10,406	86,273
HDFC Asset Management Co., Ltd. (Capital Markets) (b)	3,520	156,620
Hindustan Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	44,922	146,398
Hindustan Unilever, Ltd. (Household Products)	884	25,259
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	11,259	381,267
ICICI Bank, Ltd. (Banks)	42,426	312,617
Indian Oil Corp., Ltd. (Oil, Gas & Consumable Fuels)	22,348	35,531
Infosys, Ltd. (IT Services)	32,588	355,165
ITC, Ltd. (Tobacco)	62,890	207,290
KEI Industries, Ltd. (Electrical Equipment)	8,505	67,425
Nestle India, Ltd. (Food Products)	885	190,547
NMDC, Ltd. (Metals & Mining)	70,202	114,810
Petronet LNG, Ltd. (Oil, Gas & Consumable Fuels)	23,381	87,289
Power Grid Corp. of India, Ltd. (Electric Utilities)	18,475	48,493
REC, Ltd. (Diversified Financial Services)	73,690	148,191
Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	20,249	400,113
SBI Life Insurance Co., Ltd. (Insurance) (b)	3,354	46,700
State Bank of India (Banks) (a)	17,135	76,385
Suven Life Sciences, Ltd. (Pharmaceuticals)	17,874	5,849
Tata Consultancy Services, Ltd. (IT Services)	3,894	113,637
Vedanta, Ltd. (Metals & Mining)	17,809	34,366
Whirlpool of India, Ltd. (Household Durables)	3,767	130,181
		4,088,611
Indonesia 0.5%
PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	1,296,800	116,337
PT Indah Kiat Pulp & Paper Corp. Tbk (Paper & Forest Products)	272,100	134,505
		250,842
Malaysia 2.7%
AMMB Holdings BHD (Banks)	310,300	280,164
CIMB Group Holdings BHD (Banks)	68,700	82,648
Genting Malaysia BHD (Hotels, Restaurants & Leisure)	151,000	111,279
Kuala Lumpur Kepong BHD (Food Products)	19,900	110,717
Malayan Banking BHD (Banks)	139,400	286,760
Malaysia Airports Holdings BHD (Transportation Infrastructure)	32,900	54,111
MISC BHD (Marine)	115,000	215,800
Telekom Malaysia BHD (Diversified Telecommunication Services)	267,900	252,341
		1,393,820
Mexico 1.8%
Aleatica, S.A.B. de C.V. (Transportation Infrastructure) (e)	20,600	31,823
Concentradora Fibra Danhos S.A. de C.V. (Equity Real Estate Investment Trusts)	18,000	27,721
Credito Real S.A.B. de C.V. (Consumer Finance)	21,000	26,562
Fibra Uno Administracion S.A. de C.V. (Equity Real Estate Investment Trusts)	274,200	450,579
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Transportation Infrastructure)	19,400	240,217
Macquarie Mexico Real Estate Management S.A. de C.V. (Equity Real Estate Investment Trusts) (b)	17,700	24,121
PLA Administradora Industrial, S. de R.L. de C.V. (Equity Real Estate Investment Trusts)	14,300	23,347
Qualitas Controladora S.A.B. de C.V. (Insurance)	23,400	105,498
		929,868
Philippines 1.8%
Bank of The Philippine Islands (Banks)	30,670	49,779
BDO Unibank, Inc. (Banks)	84,440	245,861
Cebu Air, Inc. (Airlines)	20,280	29,924
First Gen Corp. (Independent Power & Renewable Electricity Producers)	120,700	48,204
Globe Telecom, Inc. (Wireless Telecommunication Services)	8,530	317,169
PLDT, Inc. (Wireless Telecommunication Services)	4,390	86,021
Security Bank Corp. (Banks)	23,410	81,518
Universal Robina Corp. (Food Products)	20,310	57,937
		916,413
Poland 0.7%
Asseco Poland S.A. (Software)	7,362	121,606
Enea S.A. (Electric Utilities) (a)	30,949	57,272
PLAY Communications S.A. (Wireless Telecommunication Services) (b)	18,677	171,704
		350,582
Republic of Korea 11.4%
BNK Financial Group, Inc. (Banks)	18,267	103,455
Celltrion, Inc. (Biotechnology) (a)	686	94,970
Chongkundang Holdings Corp. (Pharmaceuticals) (a)	1,296	122,331
Daelim Industrial Co., Ltd. (Construction & Engineering) (a)	4,883	331,856
Dongwon Industries Co., Ltd. (Food Products) (a)	160	27,118
Doosan Bobcat, Inc. (Machinery)	3,710	95,874
Hana Financial Group, Inc. (Banks)	15,506	431,933
HDC Hyundai Development Co.-Engineering & Construction, Class E (Construction & Engineering) (a)	1,423	24,953
Hyundai Heavy Industries Holdings Co., Ltd. (Machinery) (a)	831	190,694
Hyundai Mobis Co., Ltd. (Auto Components)	2,228	429,019
Hyundai Motor Co. (Automobiles)	779	81,701
Industrial Bank of Korea (Banks) (a)	18,500	166,862
KB Financial Group, Inc. (Banks) (a)	4,312	159,007
Kia Motors Corp. (Automobiles)	11,545	396,183
Mcnex Co., Ltd. (Electronic Equipment, Instruments & Components)	2,502	74,209
POSCO (Metals & Mining)	1,180	218,803
Samsung Biologics Co., Ltd. (Life Sciences Tools & Services) (a)(b)	88	35,773
Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	43,232	2,045,798
Shinhan Financial Group Co., Ltd. (Banks) (a)	4,923	161,711
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	8,235	646,031
		5,838,281
Romania 0.2%
NEPI Rockcastle PLC (Real Estate)	12,414	102,151

Russia 5.1%
Gazprom PAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	102,907	719,320
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	2,319	236,839
Magnitogorsk Iron & Steel Works PJSC, Registered, Sponsored GDR (Metals & Mining)	3,129	28,724
MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	19,098	616,102
Rosneft Oil Co. PJSC, GDR (Oil, Gas & Consumable Fuels)	14,447	108,266
Sberbank of Russia PJSC, Sponsored ADR (Banks)	30,698	491,168
Surgutneftegas PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	60,934	433,241
		2,633,660
South Africa 4.2%
Absa Group, Ltd. (Banks)	6,907	63,251
Anglo American Platinum, Ltd. (Metals & Mining)	1,381	110,371
Assore, Ltd. (Metals & Mining)	61	997
Astral Foods, Ltd. (Food Products)	6,158	81,695
DataTec, Ltd. (Electronic Equipment, Instruments & Components)	36,637	81,776
Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	2,244	18,207
Impala Platinum Holdings, Ltd. (Metals & Mining) (a)	29,915	282,038
Liberty Holdings, Ltd. (Insurance)	21,275	149,691
MTN Group, Ltd. (Wireless Telecommunication Services)	29,852	160,692
Naspers, Ltd., Class N (Internet & Direct Marketing Retail)	3,987	653,689
Old Mutual, Ltd. (Insurance)	142,715	164,505
Sibanye Gold, Ltd. (Metals & Mining) (a)(e)	98,173	255,629
Standard Bank Group, Ltd. (Banks)	9,923	104,119
Wilson Bayly Holmes-Ovcon, Ltd. (Construction & Engineering)	2,637	22,802
		2,149,462
Taiwan 11.8%
Asia Cement Corp. (Construction Materials)	77,000	115,083
Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	4,000	29,660
Center Laboratories, Inc. (Pharmaceuticals)	39,845	69,246
CTBC Financial Holding Co., Ltd. (Banks)	534,927	390,451
Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	105,774	291,317
Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	19,000	137,112
Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	54,000	62,743
Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	33,000	117,978
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	35,000	286,752
Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods) (a)	63,200	142,472
Taishin Financial Holding Co., Ltd. (Banks)	148,000	69,324
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	261,000	2,764,739
United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	668,000	329,478
Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	44,000	306,597
Wei Chuan Foods Corp. (Food Products)	139,000	100,998
Yageo Corp. (Electronic Equipment, Instruments & Components)	15,000	191,913
Yuanta Financial Holding Co., Ltd. (Diversified Financial Services)	487,000	317,584
Zhen Ding Technology Holding, Ltd. (Electronic Equipment, Instruments & Components)	81,000	320,418
		6,043,865
Thailand 3.4%
Advanced Info Service PCL, NVDR (Wireless Telecommunication Services)	46,300	303,022
Charoen Pokphand Foods PCL, NVDR (Food Products)	361,900	348,316
Gulf Energy Development PCL, NVDR (Independent Power & Renewable Electricity Producers)	24,400	150,690
JMT Network Services PCL, NVDR (Commercial Services & Supplies)	190,000	133,494
Krung Thai Bank PCL, NVDR (Banks)	371,600	191,940
PTG Energy PCL, NVDR (Specialty Retail)	273,400	121,920
PTT Exploration & Production PCL, NVDR (Oil, Gas & Consumable Fuels)	80,300	320,736
PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	141,500	196,338
		1,766,456
Turkey 0.7%
Coca-Cola Icecek A/S (Beverages)	5,885	45,528
Enerjisa Enerji A/S (Electric Utilities) (b)	128,834	174,585
Pegasus Hava Tasimaciligi A/S (Airlines) (a)	12,295	140,931
Tekfen Holding A.S. (Construction & Engineering)	3,322	10,685
		371,729
Total Common Stocks (Cost $45,136,219)		47,821,015

Exchange-Traded Funds 1.9%
United States 1.9%
Xtrackers Harvest CSI 300 China A-Shares ETF (Capital Markets) (e)	19,700	520,474
iShares MSCI Saudi Arabia ETF (Capital Markets)	15,800	471,946
Total Exchange-Traded Funds (Cost $1,027,538)		992,420

Preferred Stocks 4.4%
Brazil 1.7%
Banco Bradesco S.A. 5.90% (Banks)	35,040	269,104
Itau Unibanco Holding S.A. 5.12% (Banks)	47,256	362,149
Petroleo Brasileiro S.A. 3.24% (Oil, Gas & Consumable Fuels)	21,100	140,171
Telefonica Brasil S.A. 4.74% (Diversified Telecommunication Services)	6,800	94,301
		865,725
Colombia 0.1%
Grupo Aval Acciones y Valores S.A. 4.03% (Banks)	105,987	44,936

Republic of Korea 2.6%
Amorepacific Corp. 1.21% (Personal Products) (a)	306	21,464
Hyundai Motor Co. 4.82% (Automobiles)	4,002	269,632
Hyundai Motor Co. 5.33% (Automobiles)	4,523	277,789
LG Household & Health Care, Ltd. 1.33% (Personal Products)	99	63,295
Samsung Electronics Co., Ltd. 2.78% (Technology Hardware, Storage & Peripherals)	17,352	691,547
		1,323,727
Total Preferred Stocks (Cost $2,218,538)		2,234,388

	Number of Rights
Rights 0.0%‡
United States 0.0% ‡
HDC Hyundai Development Co.-Engineering & Construction, (Construction & Engineering) (a)(c)(d)	711	1,784

Total Rights (Cost $0)		1,784

Short-Term Investment 1.0%
Unaffiliated Investment Company 1.0%
United States 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio,1.62%, (g)(h)	534,130	534,130

Total Short-Term Investment (Cost $534,130)		534,130

Total Investments (Cost $48,916,425)	100.4%	51,583,737
Other Assets, Less Liabilities	(0.4)	(190,149)
Net Assets	100.0%	$51,393,588

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2020, the total market value of fair valued securities was $99,624, which represented 0.2% of the Fund's net assets.
(d)	Illiquid security - As of January 31, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $99,624, which represented 0.2% of the Fund's net assets.
(e)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $1,571,382; the total market value of collateral held by the Fund was $1,658,916. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,124,786.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Current yield as of January 31, 2020.
(h)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
PCL	—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$47,723,175	$70,424	$27,416	$47,821,015
Exchange-Traded Funds	992,420	—	—	992,420
Preferred Stocks	2,234,388	—	—	2,234,388
Rights	—	1,784	—	1,784
Short-Term Investment
Unaffiliated Investment Company	534,130	—	—	534,130
Total Short-Term Investments	534,130			534,130
Total Investments in Securities	$51,484,113	$72,208	$27,416	$51,583,737

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2020
Common Stocks	$27,570	$-	$-	$(154)	$-	$-	$-	$-	$27,416	$(154)
Total	$27,570	$-	$-	$(154)	$-	$-	$-	$-	$27,416	$(154)

MainStay MacKay Growth Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.6% †
Aerospace & Defense 4.0%
Boeing Co.	12,146	$3,865,707
Huntington Ingalls Industries, Inc.	8,807	2,298,627
Lockheed Martin Corp.	21,305	9,121,096
Northrop Grumman Corp.	18,438	6,906,322
Raytheon Co.	26,516	5,858,445
Spirit AeroSystems Holdings, Inc., Class A	34,849	2,276,337
		30,326,534
Beverages 0.9%
Coca-Cola Co.	51,941	3,033,354
PepsiCo., Inc.	26,993	3,833,546
		6,866,900
Biotechnology 5.0%
AbbVie, Inc.	120,204	9,738,928
Alkermes PLC (a)	116,903	2,035,281
Amgen, Inc.	44,819	9,683,145
Biogen, Inc. (a)	17,682	4,753,806
Gilead Sciences, Inc.	73,357	4,636,163
Incyte Corp. (a)	62,834	4,591,280
United Therapeutics Corp. (a)	22,288	2,176,869
		37,615,472

Capital Markets 1.0%
Evercore, Inc., Class A	11,624	890,631
LPL Financial Holdings, Inc.	47,893	4,412,382
S&P Global, Inc.	7,600	2,232,348
		7,535,361
Chemicals 0.8%
Sherwin-Williams Co.	10,991	6,121,877

Commercial Services & Supplies 0.3%
Clean Harbors, Inc. (a)	24,248	1,993,671

Communications Equipment 0.7%
Cisco Systems, Inc.	117,493	5,401,153

Distributors 0.5%
LKQ Corp. (a)	126,122	4,122,298

Electronic Equipment, Instruments & Components 1.7%
Avnet, Inc.	104,627	3,817,839
CDW Corp.	37,474	4,888,483
Jabil, Inc.	101,914	3,963,436
		12,669,758
Entertainment 1.0%
Lions Gate Entertainment Corp., Class B (a)	8,415	78,512
Netflix, Inc. (a)	8,192	2,826,977
Roku, Inc. (a)	4,152	502,184
Take-Two Interactive Software, Inc. (a)	35,440	4,417,242
		7,824,915
Equity Real Estate Investment Trusts 2.0%
American Tower Corp.	38,473	8,915,733
Colony Capital, Inc.	691,914	3,231,238
Outfront Media, Inc.	86,462	2,571,380
		14,718,351
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	34,337	10,490,640
Sprouts Farmers Market, Inc. (a)	78,733	1,230,597
Sysco Corp.	73,009	5,996,959
		17,718,196
Food Products 1.1%
Bunge, Ltd.	75,556	3,961,401
Pilgrim's Pride Corp. (a)	151,795	3,954,260
		7,915,661
Health Care Equipment & Supplies 1.0%
Align Technology, Inc. (a)	19,235	4,945,319
Hill-Rom Holdings, Inc.	10,907	1,161,486
ResMed, Inc.	6,824	1,084,811
		7,191,616
Health Care Providers & Services 5.4%
AmerisourceBergen Corp.	53,830	4,605,695
Anthem, Inc.	17,849	4,734,983
Cigna Corp.	25,568	4,918,772
HCA Healthcare, Inc.	10,287	1,427,836
Humana, Inc.	14,472	4,866,065
McKesson Corp.	28,271	4,031,727
UnitedHealth Group, Inc.	59,640	16,248,918
		40,833,996
Hotels, Restaurants & Leisure 2.3%
MGM Resorts International	136,105	4,227,421
Norwegian Cruise Line Holdings, Ltd. (a)	77,600	4,178,760
Starbucks Corp.	103,166	8,751,572
		17,157,753
Household Durables 0.6%
NVR, Inc. (a)	1,186	4,526,926

Insurance 1.2%
Aon PLC	30,347	6,683,927
Athene Holding, Ltd., Class A (a)	53,884	2,347,187
		9,031,114
Interactive Media & Services 8.8%
Alphabet, Inc. (a)
Class A	11,431	16,378,108
Class C	14,311	20,525,266
Facebook, Inc., Class A (a)	133,156	26,885,528
TripAdvisor, Inc.	76,616	2,093,149
		65,882,051
Internet & Direct Marketing Retail 6.4%
Amazon.com, Inc. (a)	17,604	35,361,507
Booking Holdings, Inc. (a)	4,160	7,615,088
eBay, Inc.	151,456	5,082,863
		48,059,458
IT Services 9.0%
Accenture PLC, Class A	50,195	10,300,516
Akamai Technologies, Inc. (a)	15	1,400
Booz Allen Hamilton Holding Corp.	59,432	4,638,073
DXC Technology Co.	61,134	1,948,952
Euronet Worldwide, Inc. (a)	27,740	4,372,934
Fidelity National Information Services, Inc.	3,778	542,747
Genpact, Ltd.	19,839	878,273
GoDaddy, Inc., Class A (a)	67,209	4,517,117
Mastercard, Inc., Class A	55,286	17,467,059
PayPal Holdings, Inc. (a)	56,078	6,386,723
Visa, Inc., Class A	81,778	16,271,369
		67,325,163
Life Sciences Tools & Services 2.3%
Avantor, Inc. (a)	235,196	4,344,070
Bruker Corp.	76,957	3,807,063
Charles River Laboratories International, Inc. (a)	28,812	4,453,759
PRA Health Sciences, Inc. (a)	43,180	4,374,566
Thermo Fisher Scientific, Inc.	498	155,968
		17,135,426
Media 0.9%
Charter Communications, Inc., Class A (a)	12,631	6,536,037
Comcast Corp., Class A	6,717	290,107
		6,826,144
Multiline Retail 0.6%
Target Corp.	37,284	4,128,830

Personal Products 0.2%
Nu Skin Enterprises, Inc., Class A	47,067	1,533,914

Pharmaceuticals 1.8%
Bristol-Myers Squibb Co.	96,568	6,078,955
Eli Lilly & Co.	10,794	1,507,274
Merck & Co., Inc.	67,088	5,731,999
		13,318,228
Professional Services 0.4%
Robert Half International, Inc.	35,439	2,061,487
TransUnion	9,697	889,215
		2,950,702
Road & Rail 1.3%
Union Pacific Corp.	56,264	10,094,887

Semiconductors & Semiconductor Equipment 6.6%
Advanced Micro Devices, Inc. (a)	8,072	379,384
Applied Materials, Inc.	64,697	3,751,779
Broadcom, Inc.	31,491	9,609,794
KLA Corp.	31,215	5,173,574
Lam Research Corp.	19,805	5,906,049
NVIDIA Corp.	44,598	10,544,305
Qorvo, Inc. (a)	29,932	3,168,602
QUALCOMM, Inc.	101,088	8,623,817
Skyworks Solutions, Inc.	4,119	466,065
Texas Instruments, Inc.	12,330	1,487,614
		49,110,983
Software 16.0%
Adobe, Inc. (a)	34,955	12,274,099
Atlassian Corp. PLC, Class A (a)	5,617	825,699
Cadence Design Systems, Inc. (a)	69,247	4,993,401
CDK Global, Inc.	52,325	2,808,806
Dropbox, Inc., Class A (a)	252,537	4,298,180
Fair Isaac Corp. (a)	3,118	1,254,621
Fortinet, Inc. (a)	42,159	4,863,462
Microsoft Corp.	335,975	57,193,024
Oracle Corp.	147,377	7,729,924
Palo Alto Networks, Inc. (a)	21,892	5,139,804
salesforce.com, Inc. (a)	39,618	7,222,758
SS&C Technologies Holdings, Inc.	42,944	2,705,901
Synopsys, Inc. (a)	31,303	4,617,505
Teradata Corp. (a)	165,346	4,024,522
		119,951,706
Specialty Retail 2.5%
AutoNation, Inc. (a)	27,082	1,149,360
AutoZone, Inc. (a)	4,883	5,166,019
Best Buy Co., Inc.	48,949	4,145,491
Home Depot, Inc.	12,209	2,784,873
Lowe's Cos., Inc.	2,605	302,805
O'Reilly Automotive, Inc. (a)	13,252	5,381,637
		18,930,185
Technology Hardware, Storage & Peripherals 8.4%
Apple, Inc.	199,141	61,636,131
Dell Technologies, Inc., Class C (a)	20,492	999,395
HP, Inc.	7,032	149,922
		62,785,448
Textiles, Apparel & Luxury Goods 1.5%
NIKE, Inc., Class B	87,934	8,468,044
Skechers U.S.A., Inc., Class A (a)	79,936	2,988,807
		11,456,851
Total Common Stocks (Cost $521,823,863)		739,061,528

Exchange-Traded Fund 1.4%
Banks 1.4%
iShares Russell 1000 Growth ETF	58,390	10,504,361

Total Exchange-Traded Fund (Cost $9,714,716)		10,504,361

Total Investments (Cost $531,538,579)	100.0%	749,565,889
Other Assets, Less Liabilities	(0.0)‡	(267,841)
Net Assets	100.0%	$749,298,048

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$739,061,528	$—	$—	$739,061,528
Exchange-Traded Fund	10,504,361	—	—	10,504,361
Total Investments in Securities	$749,565,889	$—	$—	$749,565,889

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Municipal Bond Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Principal Amount	Value
Municipal Bonds 99.6% †
Long-Term Municipal Bonds 85.5%
Alabama 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham AL, Methodist Home for the Aging, Revenue Bonds Series S 5.75%, due 6/1/45	$1,250,000	$1,409,025
County of Jefferson AL, Sewer, Revenue Bonds
Senior Lien-Series A, Insured: AGM 5.50%, due 10/1/53	11,960,000	13,756,870
Series D 6.00%, due 10/1/42	2,500,000	2,973,025
Homewood Educational Building Authority, Samford University Project, Revenue Bonds
Series A 4.00%, due 12/1/33	400,000	461,932
Series A 4.00%, due 12/1/35	1,000,000	1,148,300
Series A 4.00%, due 12/1/36	615,000	704,083
Series A 4.00%, due 12/1/37	650,000	740,987
Series A 4.00%, due 12/1/39	1,760,000	1,994,450
Series A 4.00%, due 12/1/41	2,750,000	3,100,515
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds Series A 5.00%, due 10/1/43	5,080,000	5,732,373
Prichard Water Works & Sewer Board, Revenue Bonds 4.00%, due 11/1/49	3,000,000	3,233,190
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds (a)
Series A 4.50%, due 5/1/32	5,000,000	5,670,300
Series A 5.25%, due 5/1/44	9,000,000	10,536,210
		51,461,260
Alaska 0.6%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
Series A 4.00%, due 10/1/44	10,000,000	11,146,900
Series A 4.00%, due 10/1/49	6,140,000	6,782,121
Northern Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	24,160,000	24,217,501
		42,146,522
Arizona 1.3%
Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	7,945,000	8,442,993
Arizona Industrial Development Authority, Revenue Bonds Series B 5.00%, due 3/1/37 (a)	3,280,000	3,669,598
Arizona Industrial Development Authority, American Charter Schools, Revenue Bonds (a)
6.00%, due 7/1/37	3,035,000	3,578,295
6.00%, due 7/1/47	4,785,000	5,566,295
Arizona Industrial Development Authority, Basis Schools Projects, Revenue Bonds (a)
Series G 5.00%, due 7/1/47	1,000,000	1,103,290
Series A 5.375%, due 7/1/50	1,500,000	1,671,990
Arizona Industrial Development Authority, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM 4.00%, due 6/1/44	2,500,000	2,749,225
Series A, Insured: BAM 5.00%, due 6/1/58	3,000,000	3,569,490
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A 4.00%, due 10/1/49	1,000,000	1,083,390
Series A 5.00%, due 10/1/45	1,875,000	2,242,875
Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds 6.00%, due 7/1/43	2,450,000	2,686,376
Industrial Development Authority of the City of Phoenix, Basis Schools Projects, Revenue Bonds (a)
Series A 5.00%, due 7/1/35	1,700,000	1,864,084
Series A 5.00%, due 7/1/46	4,120,000	4,455,739
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student LLC, Revenue Bonds
Series A 5.00%, due 7/1/37	1,000,000	1,207,060
Series A 5.00%, due 7/1/59	2,200,000	2,567,180
Industrial Development Authority of the City of Phoenix, Great Hearts Academies, Revenue Bonds 6.40%, due 7/1/47	1,000,000	1,076,350
Industrial Development Authority of the City of Phoenix, Villa Montessori, Inc., Revenue Bonds 5.00%, due 7/1/45	1,150,000	1,260,147
Industrial Development Authority of the County of Pima, American Leadership AC, Revenue Bonds 5.625%, due 6/15/45 (a)	3,985,000	4,426,538
Industrial Development Authority of the County of Pima, Charter Schools Project, Revenue Bonds Series Q 5.375%, due 7/1/31	1,935,000	2,017,315
Industrial Development Authority of the County of Yavapai, Agribusiness & Equine Center, Revenue Bonds 7.875%, due 3/1/42	500,000	536,770
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds 5.00%, due 7/1/35	3,000,000	3,281,400
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A 3.60%, due 2/1/40	15,000,000	16,169,400
Series B 3.60%, due 4/1/40	9,000,000	9,704,790
Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	930,000	930,791
Pima County Industrial Development Authority, American Leadership Academy Project, Revenue Bonds 5.00%, due 6/15/47 (a)	4,150,000	4,301,350
Pinal County Industrial Development Authority, Environmental Facilities, Revenue Bonds 7.25%, due 10/1/33 (a)(b)	3,300,000	3,474,900
Tempe Industrial Development Authority, Revenue Bonds Series A 6.125%, due 10/1/47 (a)	2,800,000	3,247,048
		96,884,679
Arkansas 0.6%
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds 4.00%, due 12/1/44	650,000	720,701
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds 4.50%, due 9/1/49 (a)(b)	32,500,000	35,096,425
Arkansas Development Finance Authority, Revenue Bonds
Series C 5.00%, due 2/1/33	1,425,000	1,634,190
Series C 5.00%, due 2/1/35	1,170,000	1,338,211
Arkansas Development Finance Authority, Washington Regional Medical Center, Revenue Bonds 4.00%, due 2/1/42	6,725,000	7,492,860
		46,282,387
California 8.2%
Alameda Corridor Transportation Authority, Revenue Bonds Series 1999-A, Insured: NATL-RE (zero coupon), due 10/1/35	3,440,000	2,350,208
Antelope Valley Healthcare District, Revenue Bonds Series A 5.00%, due 3/1/46	1,095,000	1,182,261
Bassett Unified School District, Unlimited General Obligation
Series C, Insured: NATL-RE (zero coupon), due 8/1/41	2,050,000	1,121,985
Series C, Insured: NATL-RE (zero coupon), due 8/1/42	2,000,000	1,054,360
California Community Housing Agency, Revenue Bonds Series A 5.00%, due 2/1/50 (a)	17,500,000	20,677,650
California County Tobacco Securitization Agency, Revenue Bonds
5.125%, due 6/1/38	4,225,000	4,270,799
Series A 5.125%, due 6/1/38	5,500,000	5,559,620
5.25%, due 6/1/46	3,275,000	3,275,950
5.65%, due 6/1/41	8,600,000	8,717,562
California Municipal Finance Authority, Baptist University, Revenue Bonds (a)
Series A 5.375%, due 11/1/40	3,000,000	3,493,410
Series A 5.50%, due 11/1/45	6,000,000	6,984,840
California Municipal Finance Authority, Healthright 360, Revenue Bonds Series A 5.00%, due 11/1/49 (a)	2,000,000	2,302,740
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (b)
Insured: AGM 3.25%, due 12/31/32	6,715,000	7,258,848
Series A 5.00%, due 12/31/43	6,255,000	7,518,447
Series A 5.00%, due 12/31/47	30,745,000	36,753,495
Series B 5.00%, due 6/1/48	2,000,000	2,386,280
California Municipal Finance Authority, NorthBay Healthcare, Revenue Bonds Series A 5.00%, due 11/1/47	5,515,000	6,286,273
California Municipal Finance Authority, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/46 (a)	2,165,000	2,422,375
California Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	1,525,000	1,608,219
California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,000,000	1,094,280
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds Series B 4.00%, due 7/15/29 (b)	8,000,000	9,427,600
California Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 6.25%, due 6/1/40	500,000	508,985
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds 5.00%, due 5/15/51	40,000,000	47,916,000
California Municipal Finance Authority, William Jessup University, Revenue Bonds
5.00%, due 8/1/28	1,000,000	1,192,730
5.00%, due 8/1/48	2,675,000	3,071,167
California School Finance Authority, High Tech High Learning Project, Revenue Bonds Series A 5.00%, due 7/1/49 (a)	3,000,000	3,485,730
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A 6.375%, due 11/1/43	3,535,000	4,085,576
7.50%, due 11/1/41	1,000,000	1,116,010
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (a)
Series A 5.00%, due 6/1/36	2,250,000	2,581,380
Series A 5.00%, due 6/1/46	2,000,000	2,260,780
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.625%, due 11/1/33	680,000	772,099
5.875%, due 11/1/43	435,000	491,933
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds
Series A 5.00%, due 12/1/41 (a)	1,700,000	1,932,611
Series A 5.00%, due 12/1/46 (a)	4,545,000	5,133,123
Series A 5.25%, due 12/1/56 (a)	20,000,000	22,790,600
5.50%, due 12/1/54	3,800,000	4,294,114
Series A 5.50%, due 12/1/58 (a)	24,275,000	28,863,460
California Statewide Communities Development Authority, Methodist Hospital of Southern California Project, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,423,231
5.00%, due 1/1/43	7,500,000	8,957,325
California Statewide Communities Development Authority, Redlands Community Hospital Obligated Group, Revenue Bonds 5.00%, due 10/1/46	1,560,000	1,820,442
California Statewide Communities Development Authority, Stars Citrus, Certificates of Participation Insured: NATL-RE 4.20%, due 4/1/28 (c)	200,000	200,000
California Statewide Communities Development Authority, University of California, Irvine Campus Apartments, Revenue Bonds Series A 5.00%, due 5/15/50	2,000,000	2,364,340
California Statewide Financing Authority, Turbo Pooled Program C, Revenue Bonds (zero coupon), due 6/1/55	128,700,000	7,661,511
Cathedral City Public Financing Authority, Tax Allocation
Series A, Insured: NATL-RE (zero coupon), due 8/1/23	925,000	879,953
Series A, Insured: NATL-RE (zero coupon), due 8/1/26	1,085,000	969,220
City of Oroville CA, Oroville Hospital, Revenue Bonds 5.25%, due 4/1/54	4,200,000	5,019,840
City of San Buenaventura CA, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	6,755,713
Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,530,994
Del Mar Race Track Authority, Revenue Bonds 5.00%, due 10/1/35	1,665,000	1,883,481
Fontana Unified School District, Unlimited General Obligation
Series C (zero coupon), due 8/1/38	10,000,000	3,981,000
Series C (zero coupon), due 8/1/39	17,900,000	6,703,192
Series C (zero coupon), due 8/1/43	16,000,000	4,711,840
Series C (zero coupon), due 8/1/44	8,000,000	2,224,960
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Subseries B-2 3.50%, due 1/15/53 (d)	17,445,000	18,595,149
Series A 6.00%, due 1/15/49	1,500,000	1,808,970
Series C 6.50%, due 1/15/43	5,000,000	5,914,600
Fresno Unified School District, Election 2001, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	2,487,700
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A-2 5.30%, due 6/1/37 (d)	20,365,000	21,524,176
Golden State Tobacco Securitization Corp., Revenue Bonds
Series B (zero coupon), due 6/1/47	625,000,000	111,918,750
Series A-1 3.50%, due 6/1/36	8,985,000	9,270,453
Series A-2 5.00%, due 6/1/47	6,000,000	6,289,500
Series A-1 5.00%, due 6/1/47	18,210,000	19,088,632
Series A-1 5.25%, due 6/1/47	6,500,000	6,853,860
Hayward Unified School District, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,819,396
Inland Empire Tobacco Securitization Authority, Revenue Bonds Series E (zero coupon), due 6/1/57 (a)	30,000,000	1,346,700
Mendocino-Lake Community College District, Unlimited General Obligation
Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	2,196,180
Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	3,906,800
Riverside County Transportation Commission, Revenue Bonds Senior Lien-Series A 5.75%, due 6/1/48	1,480,000	1,658,962
Rohnerville School District, Unlimited General Obligation
Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	528,560
Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	440,320
San Francisco City & County Redevelopment Agency, District #6 Mission Bay Public, Special Tax
Series C (zero coupon), due 8/1/37	5,015,000	2,030,172
Series C (zero coupon), due 8/1/38	2,000,000	757,320
San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment, Tax Allocation Series D 7.00%, due 8/1/41	435,000	461,674
San Joaquin Hills Transportation Corridor Agency, Junior Lien, Revenue Bonds
Series B 5.25%, due 1/15/44	16,500,000	19,030,605
Series B 5.25%, due 1/15/49	4,220,000	4,846,670
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds Senior Lien-Series A 5.00%, due 1/15/50	18,150,000	20,753,980
Santa Ana Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGC (zero coupon), due 8/1/47	25,000,000	10,088,500
Sierra Kings Health Care District, Unlimited General Obligation 5.00%, due 8/1/37	2,465,000	2,851,364
Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
Insured: NATL-RE 4.80%, due 9/1/20	125,000	125,271
Insured: NATL-RE 5.125%, due 9/1/30	2,900,000	2,901,885
Insured: NATL-RE 5.25%, due 9/1/23	345,000	345,311
Insured: NATL-RE 5.25%, due 9/1/24	100,000	100,087
Insured: NATL-RE 5.25%, due 9/1/34	350,000	350,242
Insured: NATL-RE 5.375%, due 9/1/21	175,000	175,179
Stockton Unified School District, Election 2008, Unlimited General Obligation
Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	5,048,662
Series B (zero coupon), due 6/1/50	16,260,000	2,522,089
Tobacco Securitization Authority of Northern California, Revenue Bonds
Series A-1 5.375%, due 6/1/38	2,470,000	2,497,046
Series A-1 5.50%, due 6/1/45	5,100,000	5,155,845
Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	535,895
West Contra Costa Healthcare District, Certificates of Participation 6.25%, due 7/1/42	5,000,000	5,378,600
Westminster School District, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/53	20,000,000	2,345,800
		628,281,447
Colorado 3.0%
Arista Metropolitan District, Limited General Obligation Series A 5.125%, due 12/1/48	3,500,000	3,780,315
Arkansas River Power Authority, Revenue Bonds Series A 5.00%, due 10/1/43	14,675,000	17,500,818
Belleview Station Metropolitan District No. 2, Limited General Obligation 5.125%, due 12/1/46	2,375,000	2,495,508
Broadway Station Metropolitan District No. 2, Unlimited General Obligation Series A 5.125%, due 12/1/48	3,000,000	3,238,500
Central Platte Valley Metropolitan District, Unlimited General Obligation
5.00%, due 12/1/43	1,250,000	1,352,825
Series A 5.375%, due 12/1/33	1,500,000	1,707,720
City & County of Denver CO, United Airlines Project, Revenue Bonds 5.00%, due 10/1/32 (b)	7,000,000	7,698,320
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-2 3.25%, due 8/1/49	12,000,000	12,082,320
Series A-1 4.00%, due 8/1/44	5,000,000	5,602,200
Series A-2 4.00%, due 8/1/49	21,100,000	23,465,943
Series A-2 5.00%, due 8/1/44	10,000,000	12,249,900
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds
5.00%, due 12/1/35	3,500,000	4,009,810
Series A 5.00%, due 12/1/48	7,500,000	8,825,475
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Revenue Bonds Series A 5.25%, due 5/15/47	2,000,000	2,271,260
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds Series A 5.75%, due 2/1/44	4,175,000	4,683,849
Copper Ridge Metropolitan District, Revenue Bonds 5.00%, due 12/1/39	4,250,000	4,557,445
Copperleaf Metropolitan District No. 4, Limited General Obligation Series A 5.00%, due 12/1/49	1,500,000	1,588,260
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificates of Participation 5.00%, due 12/1/48	1,755,000	2,104,578
Denver Health & Hospital Authority, Revenue Bonds Series A 5.25%, due 12/1/45	4,250,000	4,707,300
Dominion Water & Sanitation District, Revenue Bonds
Senior Lien 5.75%, due 12/1/36	9,935,000	10,591,505
6.00%, due 12/1/46	1,000,000	1,069,740
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	4,846,950
Series B, Insured: NATL-RE (zero coupon), due 9/1/25	245,000	225,586
Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,540,000	4,084,865
Series B, Insured: NATL-RE (zero coupon), due 9/1/27	735,000	495,765
Series B, Insured: NATL-RE (zero coupon), due 9/1/28	1,405,000	891,936
Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,510,000	3,718,856
Series B, Insured: NATL-RE (zero coupon), due 9/1/30	500,000	398,915
Series B, Insured: NATL-RE (zero coupon), due 9/1/35	2,245,000	1,257,492
Series B, Insured: NATL-RE (zero coupon), due 9/1/37	1,170,000	588,381
Series B, Insured: NATL-RE (zero coupon), due 9/1/39	515,000	232,692
(zero coupon), due 9/1/40	5,250,000	3,028,935
(zero coupon), due 9/1/41	3,925,000	2,183,203
Eagle County Airport Terminal Corp., Revenue Bonds Series B 5.00%, due 5/1/33 (b)	2,435,000	2,912,455
Fruita Co. Healthcare, Canyons Hospital & Medical Center Project, Revenue Bonds Series A 5.50%, due 1/1/48 (a)	10,000,000	11,163,900
Mirabelle Metropolitan District No. 2, Limited General Obligation Series A 5.00%, due 12/1/49	1,250,000	1,335,500
Painted Prairie Public Improvement Authority, Revenue Bonds 5.00%, due 12/1/49	4,000,000	4,146,480
Park Creek Metropolitan District, Revenue Bonds
Series A, Insured: AGM 4.00%, due 12/1/39	4,055,000	4,729,874
Series A, Insured: AGM 4.00%, due 12/1/46	21,450,000	24,627,817
Park Creek Metropolitan District, Senior Ltd., Property, Tax Allocation Senior Lien-Series A 5.00%, due 12/1/45	4,000,000	4,589,120
Raindance Metropolitan District No. 2, Limited General Obligation Series A 5.00%, due 12/1/49	2,500,000	2,586,525
Southglenn Metropolitan District, Special Revenue, Limited General Obligation 5.00%, due 12/1/46	2,100,000	2,211,552
Sterling Ranch Community Authority Board, Revenue Bonds Series A 5.00%, due 12/1/47	3,500,000	3,672,340
Villages at Castle Rock CO, Metropolitan District No. 6, Cobblestone Ranch Project, Limited General Obligation Series 2 (zero coupon), due 12/1/37	40,000,000	12,578,800
		232,091,530
Connecticut 0.7%
City of Hartford CT, Unlimited General Obligation
Series B 5.00%, due 4/1/26	60,000	67,468
Series B 5.00%, due 4/1/27	500,000	558,980
Series B 5.00%, due 4/1/30	640,000	710,963
Series B 5.00%, due 4/1/33	100,000	110,632
Connecticut Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds Series G-1 5.00%, due 7/1/50 (a)	1,750,000	2,056,460
Connecticut Health & Educational Facilities Authority, Mary Wade Home Issue, Revenue Bonds (a)
Series A-1 4.50%, due 10/1/34	2,350,000	2,566,553
Series A-1 5.00%, due 10/1/39	1,000,000	1,106,230
Connecticut State Health & Educational Facilities Authority, University of Hartford Issue, Revenue Bonds
Series N 4.00%, due 7/1/39	6,100,000	6,770,756
Series N 4.00%, due 7/1/49	8,250,000	8,989,447
Series N 5.00%, due 7/1/31	575,000	714,978
Series N 5.00%, due 7/1/32	575,000	710,119
Series N 5.00%, due 7/1/33	475,000	583,186
Series N 5.00%, due 7/1/34	700,000	857,500
Connecticut State Health & Educational Facility Authority, Church Home of Hartford, Inc., Revenue Bonds Series A 5.00%, due 9/1/53 (a)	1,500,000	1,645,860
Connecticut State Health & Educational Facility Authority, University of New Haven, Revenue Bonds Series K-3 5.00%, due 7/1/48	3,695,000	4,316,647
Connecticut State Higher Education Supplement Loan Authority, Revenue Bonds Series B 3.25%, due 11/15/35 (b)	8,175,000	8,586,529
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds Series A 5.00%, due 2/1/36	1,475,000	1,496,373
State of Connecticut, Bradley International Airport, Revenue Bonds Series A, Insured: ACA 6.60%, due 7/1/24 (b)	1,785,000	1,791,533
State of Connecticut, Unlimited General Obligation
Series C 5.00%, due 6/15/28	5,000,000	6,449,800
Series E 5.00%, due 9/15/37	2,250,000	2,797,515
		52,887,529
Delaware 0.7%
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,482,526
4.375%, due 6/1/48	9,650,000	10,551,406
5.00%, due 6/1/37	1,000,000	1,219,400
5.00%, due 6/1/43	5,000,000	6,001,350
Delaware State Health Facilities Authority, Christiana Health Care System Obligated Group, Revenue Bonds Series A 5.00%, due 10/1/40	9,000,000	11,488,320
Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds 5.00%, due 7/1/32	3,855,000	4,220,994
Kent County DE, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A 5.00%, due 7/1/40	1,050,000	1,196,843
Series A 5.00%, due 7/1/48	2,735,000	3,088,718
Series A 5.00%, due 7/1/53	4,340,000	4,885,104
Series A 5.00%, due 7/1/58	6,950,000	7,771,420
		52,906,081
District of Columbia 2.5%
District of Columbia International School, Revenue Bonds
5.00%, due 7/1/49	1,275,000	1,542,610
5.00%, due 7/1/54	2,300,000	2,758,229
District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,060,650
District of Columbia, Friendship Public Charter School, Revenue Bonds 5.00%, due 6/1/46	1,400,000	1,599,528
District of Columbia, Howard University, Revenue Bonds Series A 6.50%, due 10/1/41	885,000	922,958
District of Columbia, KIPP DC Project, Revenue Bonds 4.00%, due 7/1/49	1,375,000	1,519,705
District of Columbia, Methodist Home, Revenue Bonds Series A-R 5.25%, due 1/1/39	1,015,000	1,043,197
District of Columbia, Provident Group-Howard Properties, Revenue Bonds
5.00%, due 10/1/30	1,500,000	1,579,575
5.00%, due 10/1/45	5,355,000	5,565,237
District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds Series A (zero coupon), due 6/15/46	85,000,000	16,779,850
District of Columbia, Unrefunded-Howard University, Revenue Bonds Series A 6.25%, due 10/1/32	1,400,000	1,461,320
Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds
Series B 4.00%, due 10/1/44	10,750,000	12,308,105
Series B 4.00%, due 10/1/49	70,000,000	79,545,900
Series B 4.00%, due 10/1/53	20,000,000	22,630,200
Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail & Capital, Revenue Bonds 5.00%, due 10/1/53	40,000,000	42,766,000
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds 2nd Senior Lien (zero coupon), due 10/1/39	5,005,000	2,853,400
		195,936,464
Florida 2.1%
Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	4,120,000	4,240,592
Capital Trust Agency, Inc., Odyssey Charter School, Revenue Bonds Series A 5.50%, due 7/1/47 (a)	2,000,000	2,264,560
Celebration Pointe Community Development District, Special Assessment 5.125%, due 5/1/45	2,750,000	2,906,805
City of Atlantic Beach FL, Fleet Landing Project, Revenue Bonds Series B 5.625%, due 11/15/43	1,500,000	1,684,470
City of Atlantic Beach Health Care Facilities, Fleet Landing Project, Revenue Bonds
Series B-2 3.00%, due 11/15/23	3,500,000	3,514,000
Series B-1 3.25%, due 11/15/24	2,155,000	2,182,821
Series A 5.00%, due 11/15/48	3,000,000	3,443,520
City of Fort Myers FL, Utility System Revenue Bonds Series A 4.00%, due 10/1/49	10,500,000	11,903,745
City of Orlando FL, Unrefunded Third Lien, Tourist Development Tax, Revenue Bonds Insured: AGC 5.50%, due 11/1/38	325,000	326,079
City of Tallahassee FL, Memorial Healthcare, Inc., Revenue Bonds Series A 5.00%, due 12/1/55	7,500,000	8,521,275
Collier County Educational Facilities Authority, Marian University Project, Revenue Bonds
5.25%, due 6/1/28	2,250,000	2,410,920
6.125%, due 6/1/43	2,500,000	2,710,600
County of Bay FL, Bay Haven Charter Academy, Inc., Revenue Bonds
Series A 5.00%, due 9/1/45	250,000	266,228
Series A 6.00%, due 9/1/40	1,000,000	1,020,700
County of Osceola FL, Transportation Revenue Bonds
Series A-1 4.00%, due 10/1/54	4,345,000	4,864,836
Series A-1 5.00%, due 10/1/44	4,730,000	5,864,396
Series A-1 5.00%, due 10/1/49	6,900,000	8,492,451
Escambia County Health Facilities Authority Revenue, Baptist Health Care Corp., Revenue Bonds
Series A 4.00%, due 8/15/45	8,500,000	9,513,030
Series A 4.00%, due 8/15/50	6,000,000	6,676,920
Florida Development Finance Corp., Florida Charter Foundation, Inc. Projects, Revenue Bonds Series A 4.75%, due 7/15/36 (a)	4,605,000	4,765,024
Florida State Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds 4.00%, due 3/1/47	6,670,000	7,136,166
Florida State Higher Educational Facilities Financial Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,581,172
5.00%, due 3/1/49	1,630,000	1,868,029
Lee County Industrial Development Authority, Preserve Project, Revenue Bonds Series A 5.75%, due 12/1/52 (a)	4,500,000	4,815,180
Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds 5.00%, due 11/15/45	3,500,000	4,144,700
Miami Beach Health Facilities Authority, Sinai Medical Center Florida, Revenue Bonds
5.00%, due 11/15/29	1,825,000	2,001,916
5.00%, due 11/15/39	2,230,000	2,523,334
Mid-Bay Bridge Authority, Revenue Bonds
Series A 5.00%, due 10/1/35	1,500,000	1,737,150
Series C 5.00%, due 10/1/40	1,000,000	1,139,370
Series A 7.25%, due 10/1/40	2,500,000	2,754,975
North Sumter County Utility Dependent District, Revenue Bonds
5.00%, due 10/1/49	2,750,000	3,379,337
5.00%, due 10/1/54	7,000,000	8,545,950
6.25%, due 10/1/43	1,500,000	1,552,020
Osceola County Expressway Authority, Poinciana, Revenue Bonds Senior Lien (zero coupon), due 10/1/36 (d)	4,000,000	4,672,080
Osceola County Expressway Authority, Revenue Bonds Senior Lien-Series A 5.375%, due 10/1/47	11,170,000	13,310,060
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds Series A 5.00%, due 12/15/48 (a)	3,280,000	3,690,853
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
5.00%, due 1/1/49	1,750,000	1,959,965
5.00%, due 1/1/55	800,000	893,624
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project, Revenue Bonds
Series A 5.50%, due 11/15/49	3,000,000	3,047,370
Series A 5.75%, due 11/15/54	1,000,000	1,015,600
		159,341,823
Georgia 1.6%
Cedartown Polk County Hospital Authority, Antic Certs-Polk Medical Center, Revenue Bonds 5.00%, due 7/1/39	8,100,000	9,401,103
Cobb County Development Authority, Kennesaw State University, Revenue Bonds Junior Lien 5.00%, due 7/15/38	2,390,000	2,685,069
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds 5.00%, due 7/1/36	4,000,000	4,420,160
Gainesville & Hall County Development Authority, Educational Facilities, Riverside Military Academy, Revenue Bonds 5.125%, due 3/1/52	1,500,000	1,657,920
Main Street Natural Gas, Inc., Revenue Bonds
Series A 4.00%, due 5/15/39	6,800,000	7,636,400
Series A 5.00%, due 5/15/38	3,500,000	4,757,935
Series A 5.00%, due 5/15/49	15,000,000	21,491,100
Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds Series A 5.00%, due 11/1/37 (a)	3,750,000	4,275,638
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series B 4.00%, due 1/1/49	35,610,000	38,693,826
Series A 5.00%, due 1/1/63	9,000,000	10,529,280
Municipal Electric Authority of Georgia, Revenue Bonds Series A 4.00%, due 1/1/49	7,200,000	7,915,680
Private Colleges & Universities Authority, Mercer University Project, Revenue Bonds 5.00%, due 10/1/45	6,000,000	6,844,320
		120,308,431
Guam 1.0%
Antonio B. Won Pat International Airport Authority, Revenue Bonds Series C 6.375%, due 10/1/43 (b)	3,000,000	3,476,670
Guam Government Waterworks Authority, Water & Wastewater Systems Revenue, Revenue Bonds 5.00%, due 7/1/40	9,020,000	10,592,637
Guam Government, Waterworks Authority, Revenue Bonds
5.00%, due 1/1/46	4,200,000	4,797,618
5.50%, due 7/1/43	13,565,000	14,954,734
Port Authority of Guam, Revenue Bonds Series A 5.00%, due 7/1/48	5,200,000	6,225,856
Territory of Guam, Revenue Bonds
Series D 5.00%, due 11/15/29	1,415,000	1,650,583
Series D 5.00%, due 11/15/39	25,750,000	29,367,618
Series A 5.125%, due 1/1/42	3,420,000	3,608,545
Series A 6.50%, due 11/1/40	3,990,000	4,227,405
		78,901,666
Hawaii 0.6%
Kauai County Community Facilities District, Kukui'ula Development Project, Special Tax
Series 2008-1 5.00%, due 5/15/44	1,300,000	1,522,989
Series 2008-1 5.00%, due 5/15/49	2,750,000	3,209,525
State of Hawaii Department of Budget & Finance, Hawaii Pacific University, Revenue Bonds
6.625%, due 7/1/33	2,085,000	2,241,167
Series A 6.875%, due 7/1/43	4,640,000	4,973,755
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc, Revenue Bonds (b)
3.50%, due 10/1/49	26,000,000	26,584,740
Series B 4.00%, due 3/1/37	4,200,000	4,608,576
State of Hawaii Department of Budget & Finance, Revenue Bonds 5.00%, due 1/1/45 (a)	1,500,000	1,550,655
		44,691,407
Idaho 0.0% ‡
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds 5.00%, due 9/1/37	1,000,000	1,134,550

Illinois 11.0%
Chicago Board of Education Dedicated Capital Improvement, Unlimited General Obligation (a)
Series B 7.00%, due 12/1/42	10,000,000	13,058,200
Series A 7.00%, due 12/1/46	4,000,000	5,192,600
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,919,105
5.00%, due 4/1/36	1,270,000	1,505,217
5.00%, due 4/1/42	8,500,000	9,922,135
Chicago Board of Education, School Reform Board, Unlimited General Obligation Series A-A, Insured: AGC 5.50%, due 12/1/26	19,400,000	23,226,650
Chicago Board of Education, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE (zero coupon), due 12/1/27	5,105,000	4,294,683
Series B-1, Insured: NATL-RE (zero coupon), due 12/1/30	11,785,000	8,953,418
Series B-1, Insured: NATL-RE (zero coupon), due 12/1/31	675,000	495,869
Series A, Insured: NATL-RE (zero coupon), due 12/1/31	170,000	124,885
Chicago Board of Education, Special Tax 6.00%, due 4/1/46	35,000,000	42,513,450
Chicago Board of Education, Unlimited General Obligation
Series F 5.00%, due 12/1/31	21,515,000	22,136,353
Series B 5.00%, due 12/1/32	1,250,000	1,533,650
Series B 5.00%, due 12/1/33	3,450,000	3,953,084
Series G 5.00%, due 12/1/34	5,000,000	5,918,900
Series H 5.00%, due 12/1/36	7,000,000	8,243,760
Series A 5.00%, due 12/1/41	1,805,000	1,904,257
Series A 5.00%, due 12/1/42	21,065,000	22,810,025
Series D 5.00%, due 12/1/46	6,500,000	7,592,325
Series H 5.00%, due 12/1/46	7,000,000	8,071,490
Series C 5.25%, due 12/1/39	1,405,000	1,580,386
Series A 5.25%, due 12/1/41	5,295,000	5,609,841
Series A 5.50%, due 12/1/39	6,995,000	7,451,494
Series A 7.00%, due 12/1/44	11,375,000	14,030,494
Chicago O'Hare International Airport Special Facility, AMT-Trips Obligated Group, Revenue Bonds (b)
5.00%, due 7/1/38	1,500,000	1,799,640
5.00%, due 7/1/48	5,000,000	5,911,200
Chicago Transit Authority, Second Lien, Revenue Bonds 5.00%, due 12/1/46	9,000,000	10,628,640
Chicago, Unlimited General Obligation Series A 6.00%, due 1/1/38	34,800,000	43,022,544
City of Chicago IL, City Colleges, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 1/1/34	300,000	199,419
City of Chicago IL, Sales Tax, Revenue Bonds
Series A 5.00%, due 1/1/41	10,000,000	10,777,900
Series A 5.25%, due 1/1/38	11,550,000	12,502,990
City of Chicago IL, Unlimited General Obligation
Series A 4.625%, due 1/1/32	145,000	147,891
Series A, Insured: NATL-RE 5.00%, due 1/1/32	490,000	490,882
Series C 5.00%, due 1/1/34	280,000	280,504
Series A 5.00%, due 1/1/35	13,020,000	14,403,635
Series A 5.00%, due 1/1/36	3,250,000	3,591,478
Series A 5.00%, due 1/1/39	6,000,000	7,137,780
Series A 5.00%, due 1/1/40	5,700,000	6,763,164
Series A 5.00%, due 1/1/44	5,000,000	5,876,100
Series A 5.25%, due 1/1/35	5,000,000	5,162,400
Series B 5.50%, due 1/1/31	2,360,000	2,747,370
Series 2005D 5.50%, due 1/1/37	3,500,000	4,049,080
Series 2005D 5.50%, due 1/1/40	1,245,000	1,432,335
Series A 5.50%, due 1/1/49	18,650,000	22,675,602
Series A 5.75%, due 1/1/34	3,850,000	4,701,389
City of Chicago IL, Waterworks Second Lien, Revenue Bonds 4.00%, due 11/1/37	15,000,000	15,609,150
City of Romeoville IL, Lewis University, Revenue Bonds
Series B 4.125%, due 10/1/41	1,000,000	1,047,000
Series B 4.125%, due 10/1/46	2,100,000	2,189,334
Series B 5.00%, due 10/1/36	1,000,000	1,111,310
Series B 5.00%, due 10/1/39	1,275,000	1,409,525
Illinois Finance Authority, Charter School Project, Revenue Bonds Series A 7.125%, due 10/1/41	1,500,000	1,591,005
Illinois Finance Authority, Chicago International School Project, Revenue Bonds 5.00%, due 12/1/47	2,500,000	2,798,950
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds 5.00%, due 5/15/40	1,265,000	1,364,429
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds 5.00%, due 12/1/37	10,000,000	11,144,600
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds Series A 5.00%, due 5/15/47	1,155,000	1,271,909
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds
5.00%, due 2/15/37	7,675,000	7,829,805
5.125%, due 2/15/45	6,015,000	6,073,225
Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds 5.00%, due 9/1/32	1,830,000	2,036,168
Illinois Finance Authority, Roosevelt University Project, Revenue Bonds 5.50%, due 4/1/32	2,000,000	2,002,860
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C 4.25%, due 8/1/42	2,900,000	3,120,081
Series C 5.00%, due 8/1/49	1,300,000	1,495,325
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds Series A 5.00%, due 2/15/50	8,335,000	9,489,814
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series B (zero coupon), due 12/15/54	145,000,000	44,097,400
Series A 4.00%, due 6/15/50	22,800,000	25,118,532
Series A 5.00%, due 12/15/45	750,000	904,035
Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds
Series A, Insured: NATL-RE (zero coupon), due 6/15/34	46,915,000	31,591,154
Series A, Insured: NATL-RE (zero coupon), due 12/15/36	33,845,000	20,958,178
Series A 5.50%, due 6/15/50	8,025,000	8,158,135
Metropolitan Pier & Exposition Authority, McCormick Place Project, Revenue Bonds
Series B (zero coupon), due 12/15/50	31,290,000	11,012,203
4.25%, due 6/15/42	1,660,000	1,706,248
Series A 5.00%, due 6/15/42	7,150,000	7,653,289
Series A 5.00%, due 6/15/57	18,000,000	20,933,640
Metropolitan Pier & Exposition Authority, Revenue Bonds Series B, Insured: AGM (zero coupon), due 12/15/50	10,000,000	3,974,100
Nuveen Quality Municipal Income Fund 1.55%, due 10/8/49 (e)	5,000,000	5,000,000
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM 4.00%, due 1/1/44	5,000,000	5,642,950
Series A 4.00%, due 1/1/49	14,000,000	15,567,160
State of Illinois, Build America Bonds, Unlimited General Obligation Series C 4.00%, due 11/1/43	15,000,000	16,399,500
State of Illinois, Unlimited General Obligation
Series D 3.25%, due 11/1/26	5,540,000	5,835,836
Insured: BAM 4.00%, due 6/1/41	25,955,000	28,492,620
Series A 4.50%, due 12/1/41	6,775,000	7,565,710
5.00%, due 2/1/20	6,855,000	6,855,000
Series D 5.00%, due 11/1/20	2,500,000	2,568,000
Series D 5.00%, due 11/1/24	7,515,000	8,552,821
Series A 5.00%, due 12/1/27	5,300,000	6,428,688
5.00%, due 2/1/28	2,700,000	3,215,322
Series C 5.00%, due 11/1/29	35,000,000	41,672,400
Series A 5.00%, due 5/1/30	8,110,000	9,762,656
Series A 5.00%, due 12/1/39	2,400,000	2,808,192
Series A 5.00%, due 5/1/40	2,000,000	2,342,720
5.50%, due 7/1/38	3,000,000	3,309,180
Upper Illinois River Valley Development Authority, Morris Hospital, Revenue Bonds 5.00%, due 12/1/48	15,305,000	17,632,278
Upper Illinois River Valley Development Authority, Prairie View Timber Oaks Apartments, Revenue Bonds Series A-1 5.00%, due 12/1/43	5,700,000	5,784,930
Village of Bridgeview IL, Revenue Bonds Series A 5.00%, due 12/1/42	7,500,000	8,232,675
Village of Bridgeview IL, Unlimited General Obligation
Series A 5.125%, due 12/1/44	100,000	103,179
Series A 5.50%, due 12/1/43	1,545,000	1,547,070
Series A 5.625%, due 12/1/41	2,875,000	3,065,210
Series A 5.75%, due 12/1/35	2,705,000	2,934,844
Village of Matteson IL, Utility Revenue Source, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/26	200,000	200,214
Village of Oak Lawn IL, Unlimited General Obligation
Insured: NATL-RE 4.40%, due 12/1/26	400,000	400,576
Insured: NATL-RE 4.45%, due 12/1/28	430,000	430,619
Insured: NATL-RE 4.50%, due 12/1/30	475,000	475,698
Insured: NATL-RE 4.50%, due 12/1/32	520,000	520,754
Insured: NATL-RE 4.50%, due 12/1/34	575,000	575,799
Village of Riverdale, Unlimited General Obligation 8.00%, due 10/1/36	1,790,000	1,902,305
		849,860,524
Indiana 0.6%
Carmel Redevelopment District, Certificates of Participation Series C 6.50%, due 7/15/35	1,000,000	1,051,810
City of Valparaiso IN, Revenue Bonds 7.00%, due 1/1/44 (b)	5,500,000	6,490,165
Gary Chicago International Airport Authority, Revenue Bonds (b)
5.00%, due 2/1/29	1,170,000	1,328,582
5.25%, due 2/1/34	750,000	851,085
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds 5.00%, due 11/15/53	9,400,000	10,653,396
Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	727,727
Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds
5.50%, due 8/15/40	4,835,000	4,938,614
5.50%, due 8/15/45	210,000	214,288
Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	5,761,148
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds 5.00%, due 10/1/43	2,000,000	2,305,800
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue Bonds Series I-1 4.00%, due 1/1/50	7,290,000	8,276,337
		42,598,952
Iowa 0.6%
City of Coralville IA, Annual Appropriation, Revenue Bonds Series B 4.25%, due 5/1/37	7,365,000	7,466,785
City of Coralville IA, Tax Allocation Series C 4.50%, due 5/1/47	2,930,000	3,057,660
Iowa Finance Authority, Iowa Fertilizer Company Project, Revenue Bonds 3.125%, due 12/1/22	6,000,000	6,101,280
Iowa Finance Authority, Lifespace Communities, Inc., Revenue Bonds Series A-1 4.00%, due 5/15/55	3,750,000	3,843,075
Iowa Finance Authority, Northcrest, Inc., Project, Revenue Bonds
Series B 3.25%, due 3/1/23	3,545,000	3,547,623
Series A 5.00%, due 3/1/48	2,500,000	2,724,375
Iowa Tobacco Settlement Authority, Revenue Bonds
Series C 5.375%, due 6/1/38	6,145,000	6,211,612
Series C 5.625%, due 6/1/46	6,730,000	6,802,953
Xenia Rural Water District, Revenue Bonds
5.00%, due 12/1/36	3,000,000	3,502,470
5.00%, due 12/1/41	3,000,000	3,462,420
		46,720,253
Kansas 0.4%
Overland Park Development Corp., Overland Park Convention Center Hotel, Revenue Bonds 5.00%, due 3/1/49	3,000,000	3,595,260
Wyandotte County-Kansas City Unified Government, Revenue Bonds (zero coupon), due 9/1/34 (a)	60,820,000	26,343,575
		29,938,835
Kentucky 1.1%
City of Campbellsville KY, Campbellsville University Project, Revenue Bonds 5.00%, due 3/1/39	4,730,000	5,131,009
City of Columbia KY, Lindsey Wilson College Project, Revenue Bonds 5.00%, due 12/1/33	3,855,000	4,398,979
City of Glasgow KY, Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,054,220
County of Ohio KY, Big Rivers Electric Corp. Project, Revenue Bonds Series A 6.00%, due 7/15/31	13,960,000	14,151,671
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-1 5.00%, due 8/1/44	5,000,000	6,124,950
Series A-2 5.00%, due 8/1/44	6,000,000	7,349,940
Series A-2 5.00%, due 8/1/49	6,300,000	7,661,682
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A 5.00%, due 6/1/41	4,425,000	5,120,035
Series A 5.00%, due 6/1/45	10,725,000	12,268,220
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds Series 2019A 4.00%, due 9/1/45	15,925,000	17,273,529
Louisville / Jefferson County Metropolitan Government, Norton Healthcare, Inc., Revenue Bonds Series A 4.00%, due 10/1/34	5,575,000	6,200,013
		86,734,248
Louisiana 0.2%
Calcasieu Parish, Lake Charles Memorial Hospital Project, Revenue Bonds 5.00%, due 12/1/34	2,000,000	2,447,380
City of New Orleans LA, Water System, Revenue Bonds 5.00%, due 12/1/44	5,500,000	6,211,920
Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,700,000	3,950,897
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds 5.00%, due 5/15/47	5,000,000	5,664,400
		18,274,597
Maine 0.1%
City of Portland Airport Revenue, Green Bond, Revenue Bonds 4.00%, due 1/1/40	1,400,000	1,616,804
Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligation Group, Revenue Bonds
5.00%, due 7/1/33	3,825,000	4,167,605
5.00%, due 7/1/43	2,590,000	2,794,636
		8,579,045
Maryland 0.6%
City of Baltimore MD, Convention Center Hotel, Revenue Bonds
5.00%, due 9/1/42	12,810,000	14,988,853
5.00%, due 9/1/46	3,500,000	4,079,145
County of Baltimore, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	1,750,000	1,971,532
4.00%, due 1/1/50	2,500,000	2,805,950
County of Frederick MD, Oakdale Lake Linganore Project, Tax Allocation 3.75%, due 7/1/39	1,410,000	1,454,006
Frederick County Educational Facilities, Mount St. Mary's University, Revenue Bonds (a)
Series A 5.00%, due 9/1/37	3,000,000	3,440,910
Series A 5.00%, due 9/1/45	1,500,000	1,696,470
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A 5.00%, due 7/1/38	1,000,000	1,174,540
Series A 5.00%, due 7/1/48	3,000,000	3,464,910
Maryland Health & Higher Educational Facilities Authority, Charlestown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,047,530
Maryland Health & Higher Educational Facilities Authority, Green Street Academy, Inc., Revenue Bonds (a)
Series A 5.125%, due 7/1/37	1,260,000	1,355,080
Series A 5.375%, due 7/1/52	1,530,000	1,640,359
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Revenue Bonds 5.00%, due 7/1/45	4,000,000	4,586,920
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds 5.25%, due 1/1/37	1,000,000	1,156,140
		44,862,345
Massachusetts 1.8%
Massachusetts Development Finance Agency, CareGroup Obligated Group, Revenue Bonds Series J2 5.00%, due 7/1/53	6,785,000	8,121,442
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds 5.00%, due 5/1/41	3,000,000	3,460,980
Massachusetts Development Finance Agency, Green Bonds-Boston Medical Center, Revenue Bonds 5.00%, due 7/1/44	1,000,000	1,135,430
Massachusetts Development Finance Agency, Lawrence General Hospital, Revenue Bonds Series A 5.50%, due 7/1/44	6,000,000	6,685,560
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (a)
5.00%, due 11/15/33	3,000,000	3,473,880
5.125%, due 11/15/46	6,000,000	6,844,080
Massachusetts Development Finance Agency, North Hill Community, Revenue Bonds Series A 6.50%, due 11/15/43 (a)	2,000,000	2,413,680
Massachusetts Development Finance Agency, Seven Hills Foundation & Affiliates, Revenue Bonds Series A 5.00%, due 9/1/45	6,000,000	6,458,400
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds 5.00%, due 10/1/48	21,405,000	24,625,168
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,385,120
5.00%, due 10/1/48	9,000,000	10,679,940
5.00%, due 10/1/54	15,000,000	17,708,850
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds Series L 5.00%, due 7/1/44	3,980,000	4,734,727
Massachusetts Development Finance Agency, UMass Memorial Healthcare, Revenue Bonds Series I 5.00%, due 7/1/46	6,500,000	7,621,445
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds Series A 4.00%, due 7/1/44	17,750,000	19,550,205
Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
5.00%, due 9/1/40	1,325,000	1,514,051
5.00%, due 9/1/45	1,175,000	1,332,955
Massachusetts Educational Financing Authority, Revenue Bonds Series B 3.00%, due 7/1/35 (b)	11,100,000	11,765,112
Massachusetts Health & Educational Facilities Authority, Lowell General Hospital, Revenue Bonds Series C 5.125%, due 7/1/35	1,630,000	1,658,134
		142,169,159
Michigan 2.0%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,260,000	3,638,193
5.00%, due 2/15/47	3,000,000	3,329,610
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	1,050,000	1,051,617
5.125%, due 11/1/35	605,000	605,859
City of Detroit MI, Unlimited General Obligation
Insured: AMBAC 4.60%, due 4/1/24	20,150	19,859
5.00%, due 4/1/27	850,000	988,865
5.00%, due 4/1/33	1,200,000	1,385,856
5.00%, due 4/1/35	1,000,000	1,150,090
5.00%, due 4/1/37	1,100,000	1,258,466
5.00%, due 4/1/38	850,000	969,060
Insured: AMBAC 5.25%, due 4/1/22	58,125	58,134
Insured: AMBAC 5.25%, due 4/1/24	45,725	45,731
City of Detroit MI, Water Supply System, Great Lakes Water Authority, Revenue Bonds Senior Lien-Series C 4.50%, due 7/1/27	165,000	171,458
City of Detroit MI, Water Supply System, Revenue Bonds Senior Lien-Series A 5.00%, due 7/1/36	655,000	686,204
City of Detroit MI, Water Supply System, Unrefunded-2015, Revenue Bonds 2nd Lien-Series B, Insured: NATL-RE 5.00%, due 7/1/34	10,000	10,032
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds Senior Lien-Series A 5.25%, due 7/1/39	5,000,000	5,471,700
Great Lakes Water Authority, Water Supply System, Revenue Bonds
Senior Lien-Series C 5.00%, due 7/1/41	1,620,000	1,692,641
Senior Lien-Series A 5.25%, due 7/1/41	10,840,000	11,410,292
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,094,030
5.00%, due 12/1/40	1,000,000	1,086,050
5.00%, due 12/1/45	4,000,000	4,326,840
Michigan Finance Authority, Great Lakes Water, Revenue Bonds Series C-1 5.00%, due 7/1/44	1,000,000	1,076,290
Michigan Finance Authority, Limited Obligation, Lawrence Technological University Project, Revenue Bonds
5.00%, due 2/1/37	2,000,000	2,198,940
5.25%, due 2/1/32	3,600,000	4,020,732
Michigan Finance Authority, Local Government Loan Program, Public Lighting Authority Project, Revenue Bonds Series B 5.00%, due 7/1/44	4,000,000	4,428,880
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D4 5.00%, due 7/1/34	1,000,000	1,146,280
5.00%, due 7/1/34	1,000,000	1,171,310
5.00%, due 7/1/35	2,000,000	2,338,700
Michigan Finance Authority, Presbyterian Villages Hospital, Revenue Bonds 5.50%, due 11/15/45	1,000,000	1,085,610
Michigan Finance Authority, Public School Academy-Detroit, Revenue Bonds
7.00%, due 10/1/31	2,120,000	2,068,738
7.00%, due 10/1/36	1,740,000	1,651,451
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds 5.90%, due 7/15/46 (a)	2,075,000	1,703,181
Michigan Finance Authority, Universal Learning Academy Project, Revenue Bonds 5.75%, due 11/1/40	2,630,000	2,900,206
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds 4.00%, due 11/1/48	7,000,000	7,859,600
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	305,265
Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds 8.00%, due 4/1/40	500,000	502,580
Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds
6.625%, due 6/1/30	350,000	350,112
7.00%, due 12/1/39	2,810,000	2,811,770
Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	150,000	150,126
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds 5.00%, due 11/15/42	6,265,000	7,018,116
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds (b)
5.00%, due 12/31/43	1,500,000	1,819,305
5.00%, due 6/30/48	18,000,000	21,469,860
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series B (zero coupon), due 6/1/52	110,890,000	7,390,819
Series A 6.00%, due 6/1/34	7,370,000	7,441,489
Series A 6.00%, due 6/1/48	23,715,000	23,944,798
Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	4,115,000	4,127,057
		151,431,802
Minnesota 1.9%
City of Blaine MN, Senior Housing and Healthcare, Crest View Senior Community, Revenue Bonds Series A 6.125%, due 7/1/45	2,100,000	2,155,629
City of Ham Lake MN, Charter School Lease, Parnassus Preparatory School Project, Revenue Bonds Series A 5.00%, due 11/1/47	3,500,000	3,790,815
City of Rochester MN, Samaritan Bethany, Inc., Revenue Bonds 5.00%, due 8/1/48	2,000,000	2,128,140
City of Wayzata MN, Folkstone Senior Living Community, Revenue Bonds
4.00%, due 8/1/44	1,000,000	1,060,970
5.00%, due 8/1/49	500,000	556,525
Crookston Health Care Facilities, Riverview Health Project, Revenue Bonds 5.00%, due 5/1/51	6,000,000	6,621,660
Duluth Economic Development Authority Health Care Facilities, Cambia Hills of Bethel Project, Revenue Bonds 5.625%, due 12/1/55	6,000,000	6,459,060
Duluth Economic Development Authority Health Care Facilities, Essentia Health Obligated Group, Revenue Bonds
Series A 5.00%, due 2/15/48	8,550,000	10,304,716
Series A 5.00%, due 2/15/53	26,250,000	31,387,387
Series A 5.25%, due 2/15/58	55,655,000	67,336,428
Forest Lake Charter School Lease Revenue, Lakes International Language Academy Project, Revenue Bonds Series A 5.375%, due 8/1/50	1,250,000	1,416,350
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System, Revenue Bonds
5.00%, due 11/15/29	1,745,000	2,138,271
5.00%, due 11/15/40	1,775,000	2,175,032
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hmong College Preparatory Academy Project, Revenue Bonds Series A 5.75%, due 9/1/46	3,000,000	3,415,950
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,088,660
Minneapolis MN, Charter School Lease, Twin Cities International School Project, Revenue Bonds Series A 5.00%, due 12/1/47 (a)	4,085,000	4,212,779
Minnesota Higher Education Facilities Authority, Augsburg College, Revenue Bonds Series A 5.00%, due 5/1/46	1,350,000	1,537,691
		147,786,063
Mississippi 0.0% ‡
Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,317,825

Missouri 0.5%
Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
5.25%, due 6/1/21	105,000	105,027
5.50%, due 6/1/29	3,510,000	3,510,983
Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,010,920
Lee's Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	1,170,000	1,172,597
6.00%, due 5/1/42	2,800,000	2,806,916
Lees Summit MO, Special Obligation Tax, Improvement Summit Fair Project, Tax Allocation 4.875%, due 11/1/37 (a)	2,000,000	2,077,800
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds Series A 5.00%, due 3/15/49	7,750,000	8,461,450
Missouri Health & Educational Facilities Authority, Maryville University of St. Louis Project, Revenue Bonds
Series A 4.00%, due 6/15/41	3,300,000	3,514,599
Series A 5.00%, due 6/15/45	3,520,000	4,171,658
Saint Louis MO, Land Clearance Authority, Scottrade Center Project, Revenue Bonds Series A 5.00%, due 4/1/48	3,250,000	3,844,750
St. Joseph Industrial Development Authority, Living Community of St. Joseph, Revenue Bonds Series A 4.50%, due 1/1/40	2,000,000	2,021,640
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds 5.125%, due 8/15/45	1,900,000	2,073,964
		34,772,304
Montana 0.1%
Montana Facilities Finance Authority, Kalispell Regional Medical Center, Revenue Bonds Series B 5.00%, due 7/1/48	5,765,000	6,613,666

Nebraska 0.0% ‡
Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Center, Inc., Revenue Bonds Series B 6.75%, due 6/1/35	2,755,000	2,805,857

Nevada 0.3%
City of Reno NV, Revenue Bonds Series D (zero coupon), due 7/1/58 (a)	9,000,000	883,890
City of Reno NV, Transportation Rail Access Project, Revenue Bonds
Series C (zero coupon), due 7/1/58 (a)	19,000,000	2,965,330
Series A 4.00%, due 6/1/43	2,500,000	2,811,900
Las Vegas NV, New Convention & Visitors Authority, Revenue Bonds
Series B 4.00%, due 7/1/39	4,710,000	5,289,895
Series B 4.00%, due 7/1/40	4,640,000	5,199,491
Las Vegas Redevelopment Agency, Tax Allocation 5.00%, due 6/15/45	2,750,000	3,144,598
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds (a)
Series A 5.00%, due 12/15/38	1,000,000	1,053,900
Series A 5.00%, due 12/15/48	3,465,000	3,607,585
State of Nevada Department of Business & Industry, Tahoe Regional Planning Agency, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 6/1/37	1,185,000	1,185,640
		26,142,229
New Hampshire 0.2%
Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: ACA (zero coupon), due 1/1/21	2,375,000	2,303,156
Series B, Insured: ACA (zero coupon), due 1/1/26	1,975,000	1,601,567
National Finance Authority, The Vista Project, Revenue Bonds Series A 5.75%, due 7/1/54 (a)	1,500,000	1,664,355
New Hampshire Health & Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds 5.00%, due 10/1/46	1,800,000	2,015,460
New Hampshire Health & Education Facilities Authority Act, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/42	2,825,000	3,003,145
New Hampshire Health & Education Facilities Authority, Catholic Medical Center, Revenue Bonds 5.00%, due 7/1/44	3,000,000	3,528,540
		14,116,223
New Jersey 3.1%
City of Atlantic NJ, Unlimited General Obligation Insured: AGM 4.00%, due 11/1/26	805,000	862,050
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds (b)
5.25%, due 9/15/29	4,920,000	5,382,382
5.50%, due 4/1/28	195,000	195,556
Series A 5.625%, due 11/15/30	8,085,000	9,330,818
Series B 5.625%, due 11/15/30	7,000,000	8,078,630
5.75%, due 9/15/27	3,485,000	3,840,226
New Jersey Economic Development Authority, Motor Vehicle Surcharge, Revenue Bonds Series A 4.00%, due 7/1/34	1,000,000	1,104,160
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A 4.00%, due 11/1/39	2,250,000	2,504,745
Series A 4.00%, due 11/1/44	11,500,000	12,640,110
Series A 5.00%, due 11/1/35	10,000,000	12,313,500
Series A 5.00%, due 11/1/36	3,500,000	4,297,160
New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project, Revenue Bonds 5.00%, due 10/1/47 (b)	10,000,000	11,585,300
New Jersey Economic Development Authority, Private Activity The Goethals, Revenue Bonds Insured: AGM 5.125%, due 7/1/42 (b)	1,705,000	1,911,834
New Jersey Economic Development Authority, Provident Group-Kean Properties, Revenue Bonds
Series A 5.00%, due 7/1/37	500,000	568,655
Series A 5.00%, due 1/1/50	3,100,000	3,456,872
New Jersey Economic Development Authority, Revenue Bonds (b)
5.125%, due 1/1/34	3,000,000	3,372,600
5.375%, due 1/1/43	2,000,000	2,267,840
New Jersey Economic Development Authority, Rowan Properties LLC, Revenue Bonds Series A 5.00%, due 1/1/48	12,410,000	13,454,053
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
5.00%, due 6/15/44	1,000,000	1,203,770
5.00%, due 6/15/49	7,090,000	8,470,990
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds 6.00%, due 10/1/43	2,055,000	2,328,664
New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.125%, due 6/15/43 (b)	2,000,000	2,133,400
New Jersey Educational Facilities Authority, College of St. Elizabeth, Revenue Bonds Series D 5.00%, due 7/1/46	2,190,000	2,367,916
New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds
5.75%, due 7/1/37	2,520,000	2,528,946
6.25%, due 7/1/35	2,725,000	2,878,390
New Jersey Health Care Facilities Financing Authority, University Hospital, Revenue Bonds Series A, Insured: AGM 5.00%, due 7/1/46	3,750,000	4,270,800
New Jersey State Economic Development Authority, State Government Buildings Project, Revenue Bonds Series C 5.00%, due 6/15/42	9,210,000	10,791,725
New Jersey Turnpike Authority, Revenue Bonds Series E 5.00%, due 1/1/45	8,830,000	10,331,806
South Jersey Port Corp., Revenue Bonds
Series B 5.00%, due 1/1/42 (b)	12,345,000	14,489,203
Series B 5.00%, due 1/1/48 (b)	9,210,000	10,725,874
Series A 5.00%, due 1/1/49	8,455,000	9,873,918
South Jersey Transportation Authority LLC, Revenue Bonds Series A 5.00%, due 11/1/39	1,000,000	1,131,560
Tobacco Settlement Financing Corp., Revenue Bonds
Series A 5.00%, due 6/1/46	13,800,000	16,084,590
Series B 5.00%, due 6/1/46	38,700,000	44,362,971
		241,141,014
New Mexico 0.1%
New Mexico Hospital Equipment Loan Council, Gerald Champion, Revenue Bonds 5.50%, due 7/1/42	7,250,000	7,845,370
Santa Fe Retirement Facilities, El Castillo Retirement Project, Revenue Bonds Series B-1 2.625%, due 5/15/25	1,000,000	1,004,400
		8,849,770
New York 3.2%
Albany Industrial Development Agency, Brighter Choice Charter School, Revenue Bonds Series A 5.00%, due 4/1/32	1,500,000	1,502,670
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds Series A 5.00%, due 6/1/47 (a)	1,225,000	1,357,276
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(b)	1,500,000	1,678,065
City of New Rochelle NY, Iona College Project, Revenue Bonds Series A 5.00%, due 7/1/40	3,455,000	3,920,147
City of Newburgh NY, Limited General Obligation
Series A 5.00%, due 6/15/21	750,000	787,395
Series A 5.00%, due 6/15/26	960,000	1,043,222
Series A 5.50%, due 6/15/31	750,000	815,580
Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds
Series A-2 4.50%, due 8/1/36	500,000	500,080
Series A-1 5.00%, due 8/1/46	14,765,000	14,767,510
Erie County Tobacco Asset Securitization Corp., Revenue Bonds Subseries B (zero coupon), due 6/1/47	40,000,000	6,508,400
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds Series A 4.00%, due 11/1/42	3,605,000	3,835,900
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds 5.00%, due 1/1/40	3,000,000	3,361,410
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds Series A 5.00%, due 11/15/56	7,400,000	8,254,404
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3 5.00%, due 6/1/35	2,075,000	2,075,000
Series A-3 5.125%, due 6/1/46	13,155,000	13,231,431
New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
Insured: AMBAC 5.00%, due 1/1/36	1,500,000	1,517,895
Insured: AMBAC 5.00%, due 1/1/39	5,695,000	5,762,941
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds Series A (zero coupon), due 11/15/47	10,000,000	4,701,000
New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	2,500,000	846,325
New York Liberty Development Corp., World Trade Center, Revenue Bonds (a)
Class 1 5.00%, due 11/15/44	2,000,000	2,225,820
Class 2 5.15%, due 11/15/34	4,150,000	4,682,403
Class 2 5.375%, due 11/15/40	6,500,000	7,365,085
Class 3 7.25%, due 11/15/44	10,500,000	12,514,215
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A 4.00%, due 8/1/37	3,250,000	3,670,160
Series A 4.00%, due 8/1/38	3,250,000	3,655,632
Series A 5.00%, due 8/1/32	3,845,000	4,781,757
Series A 5.00%, due 8/1/35	2,350,000	2,889,513
New York State Dormitory Authority, Orange Regional Medical Center, Revenue Bonds (a)
5.00%, due 12/1/29	1,000,000	1,210,730
5.00%, due 12/1/30	1,200,000	1,445,520
New York State Dormitory Authority, Revenue Bonds
Series A 4.00%, due 7/1/50	6,000,000	6,929,760
Series A 4.00%, due 7/1/53	6,000,000	6,920,340
New York State Dormitory Authority, Touro College & University System, Revenue Bonds 5.00%, due 1/1/47	9,000,000	10,280,610
New York Transportation Development Corp., American Airlines, Inc., Revenue Bonds 5.00%, due 8/1/26 (b)	6,200,000	6,509,876
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds Series A 5.25%, due 1/1/50 (b)	35,110,000	40,119,144
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM 3.00%, due 12/1/40	3,755,000	3,864,646
Series A, Insured: AGM 3.00%, due 12/1/44	6,750,000	6,876,765
Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	7,500,000	8,151,150
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,430,000	1,514,942
Riverhead Industrial Development Agency, Revenue Bonds 7.00%, due 8/1/43	1,500,000	1,697,175
Rockland Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds Series B (zero coupon), due 8/15/50 (a)	13,000,000	1,774,630
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 4.00%, due 12/1/45	815,000	841,325
Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	1,000,000	1,042,150
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
Series B 6.00%, due 6/1/48	1,125,000	1,126,575
Series C 6.625%, due 6/1/44	13,000,000	13,693,290
Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds (b)
Series A 5.00%, due 1/1/35	2,000,000	2,202,520
Series A 5.00%, due 1/1/36	2,650,000	2,903,367
Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds 5.00%, due 7/1/44	915,000	1,015,531
Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	6,205,000	7,100,195
		245,471,477
North Carolina 0.7%
North Carolina Department of Transportation, I-77 Hot Lanes Project, Revenue Bonds 5.00%, due 6/30/54 (b)	10,000,000	11,257,000
North Carolina Medical Care Commission Retirement Facilities Revenue, Sharon Towers, Revenue Bonds 5.00%, due 7/1/49	1,500,000	1,728,060
North Carolina Medical Care Commission Retirement Facilities Revenue, The Pines at Davidson Project, Revenue Bonds Series A 5.00%, due 1/1/49	4,500,000	5,067,855
North Carolina Medical Care Commission Retirement Facilities Revenue, United Methodist Retirement Homes, Revenue Bonds Series A 5.00%, due 10/1/47	4,100,000	4,590,811
North Carolina Turnpike Authority, Revenue Bonds
Insured: AGM 3.00%, due 1/1/42	4,000,000	4,096,800
5.00%, due 1/1/49	10,000,000	12,305,300
Insured: AGM 5.00%, due 1/1/49	5,000,000	6,182,500
Series A 5.00%, due 7/1/54	10,000,000	11,459,500
		56,687,826
North Dakota 0.6%
Cass County Health Facilities, Essentia Health Obligated Group, Revenue Bonds Series B 5.25%, due 2/15/53	9,500,000	11,363,140
Ward County ND, Health Care Facilities, Trinity Health Obligated Group, Revenue Bonds Series C 5.00%, due 6/1/48	28,640,000	32,799,960
		44,163,100
Ohio 4.9%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds 5.25%, due 11/15/46	19,225,000	22,772,589
Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
Series A-2 5.125%, due 6/1/24	12,685,000	12,747,537
Series A-2 5.375%, due 6/1/24	6,655,000	6,680,422
Series A-2 5.75%, due 6/1/34	14,935,000	15,003,552
Series A-2 5.875%, due 6/1/30	29,925,000	30,074,026
Series A-2 5.875%, due 6/1/47	22,825,000	22,923,147
Series A-2 6.00%, due 6/1/42	4,880,000	4,908,158
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds Series B (zero coupon), due 6/1/47	305,000,000	22,920,750
Cleveland-Cuyahoga County Port Authority, Center for Dialysis Care Project, Revenue Bonds Series A 5.00%, due 12/1/42	5,205,000	5,850,264
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds 4.00%, due 8/1/44	12,720,000	14,138,662
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series A 5.00%, due 12/1/47	1,035,000	1,154,977
7.00%, due 12/1/20 (f)(g)(h)	710,000	127,800
7.35%, due 12/1/31 (f)(g)(h)	6,000,000	1,080,000
County of Cuyahoga OH, MetroHealth System, Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,593,864
5.00%, due 2/15/37	5,350,000	6,271,645
5.00%, due 2/15/52	7,000,000	8,031,730
5.00%, due 2/15/57	8,610,000	9,849,668
5.25%, due 2/15/47	13,490,000	15,820,937
5.50%, due 2/15/52	2,200,000	2,606,692
5.50%, due 2/15/57	18,040,000	21,324,723
County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,500,000	2,759,100
County of Hamilton OH, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,153,375
5.00%, due 1/1/46	2,090,000	2,343,559
County of Lucas Ohio Hospital Revenue, ProMedica Healthcare Obligated Group, Revenue Bonds Series A 5.25%, due 11/15/48	51,950,000	61,472,954
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds 5.00%, due 12/1/51	4,500,000	5,356,485
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds Series A 3.25%, due 9/1/29	1,500,000	1,588,080
Ohio Higher Educational Facilities Commission, Cleveland Institute of Art, Revenue Bonds
5.25%, due 12/1/48	1,000,000	1,120,540
5.50%, due 12/1/53	1,215,000	1,379,292
Ohio Higher Educational Facilities Commission, Menorah Park Obligated Group, Revenue Bonds 5.25%, due 1/1/48	5,210,000	5,538,647
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds 4.00%, due 11/1/49	5,000,000	5,105,000
Ohio Higher Educational Facility Commission, University of Findlay Project, Revenue Bonds
5.00%, due 3/1/39	3,775,000	4,384,247
5.00%, due 3/1/44	9,610,000	11,001,048
Ohio Hospital Revenue, University Hospitals Health System, Inc., Revenue Bonds Series A 4.00%, due 1/15/50	25,000,000	28,204,250
Ohio State Air Quality Development Authority Exempt Facilities, Pratt Paper LLC Project, Revenue Bonds 4.50%, due 1/15/48 (a)(b)	4,000,000	4,472,360
Summit County Development Finance Authority, Cleveland-Flats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,135,000	1,181,762
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A 5.00%, due 7/1/34	1,400,000	1,535,786
Series A 5.00%, due 7/1/39	1,500,000	1,632,645
Series A 5.00%, due 7/1/46	9,790,000	10,572,711
		376,682,984
Oklahoma 0.4%
Norman Regional Hospital Authority, Revenue Bonds
4.00%, due 9/1/37	2,215,000	2,430,918
5.00%, due 9/1/37	3,500,000	4,122,895
Oklahoma Development Finance Authority, Provident OK Educational Resources, Inc. Cross Village Student Housing Project, Revenue Bonds
Series A 5.00%, due 8/1/47	20,110,000	11,261,600
Series A 5.25%, due 8/1/57	25,250,000	14,140,000
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds 5.25%, due 11/15/45	1,250,000	1,424,975
		33,380,388
Oregon 0.4%
Astoria Hospital Facilities Authority, Columbia Memorial Hospital, Revenue Bonds 3.50%, due 8/1/42	845,000	875,471
Medford Hospital Facilities Authority, Asante Health System, Revenue Bonds Insured: AGM 2.626%, due 8/15/34 (c)	18,450,000	18,450,000
Medford Hospital Facilities Authority, Revenue Bonds 5.00%, due 10/1/42	4,605,000	5,033,403
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds 5.00%, due 10/1/48 (a)	1,560,000	1,655,004
Oregon State Facilities Authority, Samaritan Health Services Project, Revenue Bonds Series A 5.00%, due 10/1/46	3,000,000	3,454,830
Yamhill County Hospital Authority, Friendsview Retirement Community, Revenue Bonds Series A 5.00%, due 11/15/46	1,000,000	1,111,450
		30,580,158
Pennsylvania 3.9%
Allegheny County Higher Education Building Authority, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,102,770
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Revenue Bonds Series A 4.00%, due 4/1/44	19,500,000	21,562,710
Allegheny County Industrial Development Authority, Propel Charitable School Sunrise, Revenue Bonds 6.00%, due 7/15/38	3,100,000	3,308,010
Allegheny County Industrial Development Authority, Propel Charter Montour, Revenue Bonds Series A 6.75%, due 8/15/35	275,000	281,144
Allentown Neighborhood Improvement Development Zone Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/42	28,325,000	32,394,710
5.125%, due 5/1/32	4,600,000	5,233,926
5.375%, due 5/1/42	4,225,000	4,826,217
Chambersburg Area Municipal Authority, Education Facilities, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,339,249
5.75%, due 10/1/38	3,450,000	3,762,225
5.75%, due 10/1/43	2,290,000	2,479,887
6.00%, due 10/1/48	3,350,000	3,655,754
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment 5.125%, due 3/1/48 (a)	1,050,000	1,131,554
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds
5.00%, due 9/15/27	820,000	896,826
5.00%, due 9/15/28	860,000	936,497
5.00%, due 9/15/29	175,000	189,107
5.00%, due 9/15/37	4,590,000	4,831,893
City of Harrisburg PA, Unlimited General Obligation
Series F, Insured: AMBAC (zero coupon), due 3/15/20	15,000	14,943
Series F, Insured: AMBAC (zero coupon), due 9/15/20	365,000	357,674
Series F, Insured: AMBAC (zero coupon), due 9/15/22	545,000	499,874
City of York PA, Unlimited General Obligation 7.25%, due 11/15/41	270,000	299,635
Commonwealth Financing Authority PA, Tobacco Master Settlement Payment, Revenue Bonds Insured: AGM 4.00%, due 6/1/39	14,000,000	15,819,020
Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Group, Revenue Bonds
5.00%, due 1/1/45	3,000,000	3,285,690
5.25%, due 1/1/32	300,000	312,420
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project, Revenue Bonds Series A 5.00%, due 1/1/39	2,000,000	2,370,180
Dauphin County General Authority, Harrisburg University Science Technology Project, Revenue Bonds (a)
5.00%, due 10/15/34	6,150,000	7,145,254
5.125%, due 10/15/41	5,000,000	5,740,050
Delaware County Authority, Cabrini University, Revenue Bonds 5.00%, due 7/1/42	1,405,000	1,599,944
Erie County Hospital Authority, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/23	200,000	200,580
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	414,848
5.00%, due 12/1/54	1,000,000	1,092,850
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (a)
Series A 6.00%, due 7/15/38	3,000,000	3,382,890
Series A 6.50%, due 7/15/48	4,500,000	5,208,705
Huntingdon County General Authority, Aicup Financing Program, Juniata College, Revenue Bonds Series 002 5.00%, due 5/1/46	4,255,000	4,747,772
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/44	1,550,000	1,709,232
4.00%, due 12/1/49	1,900,000	2,086,257
5.00%, due 12/1/44	1,675,000	1,977,337
5.00%, due 12/1/49	2,365,000	2,780,152
Montgomery County Higher Education & Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds 4.00%, due 12/1/48	4,005,000	4,176,214
Montgomery County Higher Education & Health Authority, Thomas Jefferson University Project, Revenue Bonds
4.00%, due 9/1/44	3,000,000	3,390,750
Series A 4.00%, due 9/1/49	1,660,000	1,846,036
4.00%, due 9/1/49	6,750,000	7,572,352
4.00%, due 9/1/51	4,000,000	4,468,080
Montgomery County Industrial Development Authority, ACTS Retirement - Life Communities, Inc., Revenue Bonds 5.00%, due 11/15/36	5,000,000	5,894,700
Montgomery County Industrial Development Authority, Albert Einstein Healthcare, Revenue Bonds
5.25%, due 1/15/45	6,300,000	7,109,928
5.25%, due 1/15/46	1,000,000	1,127,330
New Wilmington Municipal Authority, Westminster College Project, Revenue Bonds 5.25%, due 5/1/46	3,700,000	4,124,797
Northeastern Pennsylvania Hospital & Education Authority, King's College Project, Revenue Bonds
5.00%, due 5/1/44	1,000,000	1,201,750
5.00%, due 5/1/49	1,350,000	1,615,694
Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	7,640,000	8,012,221
Pennsylvania Economic Development Financing Authority, American Airlines Group, Revenue Bonds Series B 8.00%, due 5/1/29	245,000	248,793
Pennsylvania Economic Development Financing Authority, Bridges Finance Co., Revenue Bonds 4.125%, due 12/31/38 (b)	4,000,000	4,305,560
Pennsylvania Economic Development Financing Authority, PPL Energy Supply, Revenue Bonds Series C 5.00%, due 12/1/37 (c)	5,500,000	5,580,135
Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds
Series A 6.25%, due 9/1/33	1,560,000	1,753,783
Series A 6.50%, due 9/1/38	1,000,000	1,124,590
Pennsylvania Higher Educational Facilities Authority, Shippensburg University Student Services, Revenue Bonds 5.00%, due 10/1/44	1,000,000	1,108,010
Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,088,200
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds 4.00%, due 8/15/49	10,335,000	11,862,926
Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
Series A 5.50%, due 7/15/38	2,500,000	2,755,150
5.50%, due 7/15/43	2,400,000	2,627,640
Pennsylvania Housing Finance Agency, Revenue Bonds Series 127B 3.95%, due 4/1/42	3,945,000	4,294,132
Pennsylvania Turnpike Commission, Revenue Bonds Series C 5.00%, due 12/1/44	16,535,000	19,043,690
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Revenue Bonds Series A 7.25%, due 6/15/43	4,500,000	5,210,730
Philadelphia Authority for Industrial Development, Health Activity, Revenue Bonds 6.50%, due 6/1/45	2,200,000	2,343,968
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (a)
Series A 5.125%, due 6/1/38	2,000,000	2,174,120
Series A 5.25%, due 6/1/48	3,085,000	3,341,950
Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,156,560
Philadelphia Authority for Industrial Development, Nueva Esperanza, Inc., Revenue Bonds 8.20%, due 12/1/43	1,800,000	1,982,628
Philadelphia Authority for Industrial Development, Senior Living, Wesley Enhanced Living Obligation Group, Revenue Bonds Series A 5.00%, due 7/1/49	3,000,000	3,345,210
Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds 7.375%, due 6/15/43	1,500,000	1,678,305
Philadelphia Authority for Industrial Development, University of the Arts, Revenue Bonds 5.00%, due 3/15/45 (a)	7,000,000	7,566,300
Scranton Redevelopment Authority, Revenue Bonds Series A 5.00%, due 11/15/28	9,000,000	9,429,660
Scranton-Lackawanna Health & Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	1,077,930
5.00%, due 6/1/46	2,625,000	2,786,857
Susquehanna Area Regional Airport Authority, Revenue Bonds Series B, Insured: BAM 4.00%, due 1/1/33	2,500,000	2,616,725
West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,260,756
		301,281,946
Puerto Rico 9.4%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A (zero coupon), due 5/15/50	46,000,000	6,636,880
5.375%, due 5/15/33	3,635,000	3,692,869
5.625%, due 5/15/43	36,980,000	37,665,239
Children’s Trust Fund Puerto Rico Tobacco Settlement, Revenue Bonds 5.50%, due 5/15/39	1,475,000	1,502,332
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds
Series A, Insured: AGC 5.125%, due 7/1/47	6,300,000	6,485,409
Series A 6.00%, due 7/1/38	12,180,000	12,560,625
Series A 6.00%, due 7/1/44	26,755,000	27,591,094
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: AMBAC 4.50%, due 7/1/23	830,000	835,387
Series A, Insured: AGC 5.00%, due 7/1/25	250,000	256,818
Series A-4, Insured: AGM 5.00%, due 7/1/31	5,000,000	5,056,700
Series A, Insured: AGM 5.00%, due 7/1/35	550,000	588,462
Series A, Insured: AGM 5.25%, due 7/1/24	1,000,000	1,040,490
Series A-4, Insured: AGM 5.25%, due 7/1/30	7,080,000	7,163,119
Series A, Insured: NATL-RE 5.50%, due 7/1/20	8,095,000	8,205,092
Series A, Insured: NATL-RE 5.50%, due 7/1/21	1,205,000	1,255,887
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds 7.50%, due 8/20/40	127,658,369	101,169,257
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
Senior Lien-Series A 5.00%, due 7/1/21	2,080,000	2,176,200
Senior Lien-Series A 5.00%, due 7/1/22	4,680,000	4,978,350
Series A 5.00%, due 7/1/33	18,150,000	19,397,812
Series A 5.25%, due 7/1/42	21,030,000	22,580,962
Series B 5.35%, due 7/1/27	5,955,000	5,895,450
Series A 5.50%, due 7/1/28	13,510,000	14,641,462
Series A 6.00%, due 7/1/47	15,295,000	16,690,669
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, Insured: AGC 4.50%, due 7/1/36	6,240,000	6,257,597
Series A, Insured: AMBAC 5.00%, due 7/1/31	7,765,000	7,936,296
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (f)(g)
Series EEE 5.95%, due 7/1/30	10,225,000	7,898,812
Series EEE-RSA-1 5.95%, due 7/1/30	16,310,000	13,048,000
Series EEE-RSA-1 6.05%, due 7/1/32	10,025,000	8,045,062
Series EEE 6.05%, due 7/1/32	1,225,000	949,375
Series YY-RSA-1 6.125%, due 7/1/40	24,095,000	19,366,356
Series YY 6.125%, due 7/1/40	22,010,000	17,085,262
Series EEE 6.25%, due 7/1/40	8,685,000	6,752,587
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD-RSA-1 3.30%, due 7/1/19 (f)(g)	800,000	596,000
Series ZZ-RSA-1 4.25%, due 7/1/20 (f)(g)	435,000	344,194
Series ZZ-RSA-1 4.375%, due 7/1/21 (f)(g)	25,000	19,781
Series CCC-RSA-1 4.375%, due 7/1/22 (f)(g)	115,000	90,994
Series ZZ-RSA-1 4.50%, due 7/1/23 (f)(g)	95,000	75,406
Series CCC-RSA-1 4.60%, due 7/1/24 (f)(g)	200,000	158,750
Series ZZ-RSA-1 4.625%, due 7/1/25 (f)(g)	65,000	51,594
Series CCC-RSA-1 4.625%, due 7/1/25 (f)(g)	235,000	186,531
Series XX-RSA-1 4.75%, due 7/1/26 (f)(g)	320,000	254,000
Series ZZ-RSA-1 4.75%, due 7/1/27 (f)(g)	405,000	321,469
Series A-RSA-1 4.80%, due 7/1/29 (f)(g)	690,000	544,238
Series TT-RSA-1 5.00%, due 7/1/20 (f)(g)	2,195,000	1,764,231
Series DDD-RSA-1 5.00%, due 7/1/20 (f)(g)	3,020,000	2,427,325
Series DDD-RSA-1 5.00%, due 7/1/21 (f)(g)	275,000	221,031
Series PP, Insured: NATL-RE 5.00%, due 7/1/22	200,000	203,528
Series SS, Insured: NATL-RE 5.00%, due 7/1/22	1,140,000	1,160,110
Series RR, Insured: NATL-RE 5.00%, due 7/1/23	4,580,000	4,672,653
Series TT-RSA-1 5.00%, due 7/1/23 (f)(g)	365,000	293,369
Series RR, Insured: NATL-RE 5.00%, due 7/1/24	115,000	117,625
Series TT-RSA-1 5.00%, due 7/1/25 (f)(g)	810,000	651,038
Series CCC-RSA-1 5.00%, due 7/1/25 (f)(g)	575,000	462,156
Series SS, Insured: NATL-RE 5.00%, due 7/1/25	770,000	789,281
Series TT-RSA-1 5.00%, due 7/1/26 (f)(g)	50,000	40,188
Series TT-RSA-1 5.00%, due 7/1/27 (f)(g)	545,000	438,044
Series TT, Insured: AGM 5.00%, due 7/1/27	150,000	153,963
Series WW-RSA-1 5.00%, due 7/1/28 (f)(g)	1,155,000	928,331
Series TT-RSA-1 5.00%, due 7/1/32 (f)(g)	1,250,000	1,004,688
Series TT-RSA-1 5.00%, due 7/1/37 (f)(g)	1,620,000	1,302,075
Series A-RSA-1 5.00%, due 7/1/42 (f)(g)	4,525,000	3,636,969
Series A-RSA-1 5.05%, due 7/1/42 (f)(g)	300,000	241,125
Series ZZ-RSA-1 5.25%, due 7/1/20 (f)(g)	225,000	181,406
Series ZZ-RSA-1 5.25%, due 7/1/23 (f)(g)	620,000	499,875
Series AAA-RSA-1 5.25%, due 7/1/24 (f)(g)	2,500,000	2,015,625
Series ZZ-RSA-1 5.25%, due 7/1/26 (f)(g)	2,030,000	1,636,688
Series AAA-RSA-1 5.25%, due 7/1/26 (f)(g)	110,000	88,688
Series CCC-RSA-1 5.25%, due 7/1/26 (f)(g)	330,000	266,063
Series VV, Insured: NATL-RE 5.25%, due 7/1/29	630,000	693,302
Series VV, Insured: NATL-RE 5.25%, due 7/1/30	3,850,000	4,231,458
Series AAA-RSA-1 5.25%, due 7/1/30 (f)(g)	145,000	116,906
Series VV, Insured: NATL-RE 5.25%, due 7/1/32	345,000	377,768
Series WW-RSA-1 5.25%, due 7/1/33 (f)(g)	1,510,000	1,217,438
Series XX-RSA-1 5.25%, due 7/1/35 (f)(g)	2,265,000	1,826,156
Series XX-RSA-1 5.25%, due 7/1/40 (f)(g)	4,390,000	3,539,438
Series BBB 5.40%, due 7/1/28 (f)(g)	5,620,000	4,285,250
Series WW-RSA-1 5.50%, due 7/1/21 (f)(g)	245,000	198,144
Series WW-RSA-1 5.50%, due 7/1/38 (f)(g)	315,000	254,756
Series 2013A-RSA-1 6.75%, due 7/1/36 (f)(g)	445,000	366,569
Series 2013A-RSA-1 7.00%, due 7/1/40 (f)(g)	140,000	115,675
Series 2013A-RSA-1 7.00%, due 7/1/43 (f)(g)	2,000,000	1,652,500
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series N, Insured: AMBAC (zero coupon), due 7/1/20	1,490,000	1,466,994
Insured: AMBAC (zero coupon), due 7/1/27	200,000	145,386
Series A, Insured: NATL-RE 4.75%, due 7/1/38	1,070,000	1,071,445
Series A, Insured: AGM 4.75%, due 7/1/38	650,000	660,894
Insured: NATL-RE 5.00%, due 7/1/22	345,000	348,781
Insured: AGC 5.00%, due 7/1/23	2,870,000	2,943,357
Insured: NATL-RE 5.00%, due 7/1/28	460,000	464,761
Series N, Insured: AMBAC 5.25%, due 7/1/30	3,680,000	4,070,963
Series N, Insured: AMBAC 5.25%, due 7/1/31	9,295,000	10,275,158
Series CC, Insured: AGM 5.25%, due 7/1/32	4,500,000	5,161,410
Series N, Insured: NATL-RE 5.25%, due 7/1/33	7,490,000	8,203,647
Series CC, Insured: AGM 5.25%, due 7/1/36	1,850,000	2,133,272
Series L, Insured: AMBAC 5.25%, due 7/1/38	1,035,000	1,135,964
Series N, Insured: AGC, AGM 5.50%, due 7/1/25	2,245,000	2,498,303
Insured: NATL-RE 5.50%, due 7/1/28	7,550,000	8,456,000
Series CC, Insured: NATL-RE 5.50%, due 7/1/29	5,010,000	5,610,799
Series CC, Insured: AGM 5.50%, due 7/1/31	465,000	538,763
Series CC, Insured: AGC 5.50%, due 7/1/31	3,450,000	3,997,273
Puerto Rico Infrastructure Financing Authority, Revenue Bonds
Series A, Insured: AMBAC (zero coupon), due 7/1/43	12,355,000	3,888,119
Series C, Insured: AMBAC 5.50%, due 7/1/23	1,480,000	1,597,482
Series C, Insured: AMBAC 5.50%, due 7/1/25	12,110,000	13,386,273
Series C, Insured: AMBAC 5.50%, due 7/1/26	7,405,000	8,253,169
Series C, Insured: AMBAC 5.50%, due 7/1/28	12,400,000	13,944,916
Series A 8.25%, due 5/1/20 (a)(f)(g)(h)	7,100,000	4,978,875
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM 5.00%, due 8/1/27	2,530,000	2,596,843
Series A, Insured: AGM 5.00%, due 8/1/30	720,000	737,525
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series K, Insured: AGM 5.25%, due 7/1/27	5,970,000	6,095,430
Series M-3, Insured: NATL-RE 6.00%, due 7/1/23	1,295,000	1,416,419
Puerto Rico Public Buildings Authority, Revenue Bonds
Series G, Insured: AGC 4.75%, due 7/1/32	270,000	275,954
Insured: AGC 5.25%, due 7/1/33	680,000	705,643
Series D, Insured: AMBAC 5.45%, due 7/1/31	305,000	312,479
Puerto Rico Sales Tax Financing Corp., COFINA, Revenue Bonds Class 2 (zero coupon), due 8/1/54	874,772	161,964
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1 (zero coupon), due 7/1/27	700,000	590,051
Series A-1 (zero coupon), due 7/1/29	682,000	541,917
Series A-1 (zero coupon), due 7/1/31	879,000	650,513
Series A-1 (zero coupon), due 7/1/33	990,000	681,793
Series A-1 (zero coupon), due 7/1/46	10,802,000	3,169,523
Series A-2 4.329%, due 7/1/40	4,728,000	5,144,915
Series A-1 4.50%, due 7/1/34	725,000	798,675
Series A-2 4.536%, due 7/1/53	112,000	122,278
Series A-1 4.75%, due 7/1/53	31,723,000	35,178,269
Series A-2 4.784%, due 7/1/58	3,639,000	4,037,361
Series A-1 5.00%, due 7/1/58	97,427,000	109,790,486
		720,360,346
Rhode Island 0.3%
Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
Series A, Insured: AGC (zero coupon), due 9/1/24	1,735,000	1,569,238
Series A, Insured: AGC (zero coupon), due 9/1/26	685,000	585,435
Series A, Insured: AGC (zero coupon), due 9/1/29	1,835,000	1,409,445
Series A, Insured: AGC (zero coupon), due 9/1/30	1,835,000	1,355,129
Series A, Insured: AGC (zero coupon), due 9/1/32	1,500,000	1,025,700
Series A, Insured: AGC (zero coupon), due 9/1/34	1,000,000	631,490
Series A, Insured: AGC (zero coupon), due 9/1/35	360,000	219,071
Series A, Insured: AGC (zero coupon), due 9/1/36	470,000	276,261
Rhode Island Health & Educational Building Corp., Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/39	750,000	870,818
Rhode Island Health & Educational Building Corp., Public Schools Financing Project, Revenue Bonds Insured: AMBAC 5.00%, due 5/15/21	65,000	65,232
Rhode Island Turnpike & Bridge Authority, Motor Fuel Tax, Revenue Bonds Series A 4.00%, due 10/1/44	1,500,000	1,700,745
Tobacco Settlement Financing Corp., Revenue Bonds Series A (zero coupon), due 6/1/52	94,920,000	13,701,702
		23,410,266
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A 4.00%, due 4/1/54	1,160,000	1,225,575
Series A 5.00%, due 4/1/54	3,000,000	3,415,380
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman, Revenue Bonds 5.25%, due 11/15/52	7,000,000	7,745,290
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds Series A 5.00%, due 11/15/54	1,000,000	1,106,810
South Carolina Public Service Authority, Revenue Bonds
Series C 5.00%, due 12/1/46	5,900,000	6,693,845
Series E 5.00%, due 12/1/48	20,190,000	22,422,206
Series A 5.00%, due 12/1/50	4,660,000	5,314,264
Series B 5.00%, due 12/1/56	6,055,000	7,067,517
Series E 5.25%, due 12/1/55	13,900,000	16,168,480
Series A 5.50%, due 12/1/54	5,100,000	5,810,175
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds Series D 5.00%, due 12/1/43	5,570,000	5,962,574
		82,932,116
South Dakota 0.0% ‡
South Dakota Health & Educational Facilities Authority, Revenue Bonds Series E 5.00%, due 11/1/42	3,150,000	3,408,521

Tennessee 0.9%
Chattanooga-Hamilton County Hospital Authority, Revenue Bonds 5.00%, due 10/1/44	6,500,000	7,229,430
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A 4.00%, due 10/1/49	3,000,000	3,295,050
Series A 5.00%, due 10/1/45	11,910,000	13,900,042
Series A 5.25%, due 10/1/58	9,000,000	11,003,850
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarine University Project, Revenue Bonds 5.00%, due 10/1/48	1,000,000	1,179,440
Metropolitan Nashville Airport Authority, Revenue Bonds (b)
Series B 5.00%, due 7/1/44	5,000,000	6,290,300
Series B 5.00%, due 7/1/49	5,950,000	7,426,790
Series B 5.00%, due 7/1/54	14,050,000	17,441,951
		67,766,853
Texas 4.3%
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation, Revenue Bonds 5.00%, due 7/15/41	3,300,000	3,733,224
Central Texas Regional Mobility Authority, Revenue Bonds
(zero coupon), due 1/1/23	1,000,000	959,600
(zero coupon), due 1/1/33	315,000	235,091
(zero coupon), due 1/1/34	3,275,000	2,367,104
(zero coupon), due 1/1/35	3,700,000	2,588,964
(zero coupon), due 1/1/36	2,000,000	1,358,180
(zero coupon), due 1/1/39	3,500,000	2,138,290
4.00%, due 1/1/41	6,250,000	6,858,000
5.00%, due 1/1/33	1,225,000	1,348,774
5.00%, due 1/1/42	2,340,000	2,555,420
5.00%, due 1/1/46	12,215,000	14,249,775
6.75%, due 1/1/41	7,500,000	7,889,625
Central Texas Turnpike System, Revenue Bonds
Series C 5.00%, due 8/15/37	1,150,000	1,320,407
Series C 5.00%, due 8/15/42	10,850,000	12,400,790
City of Houston TX, Airport System Revenue, United Airlines, Inc., Revenue Bonds 5.00%, due 7/1/29 (b)	6,400,000	7,199,872
Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds
5.75%, due 8/15/41	1,750,000	1,879,552
6.00%, due 8/15/43	3,500,000	4,003,580
Clifton Higher Education Finance Corp., Revenue Bonds Series A 5.00%, due 12/1/45	2,500,000	2,747,550
Danbury Higher Education Authority, Golden Rule School, Inc., Revenue Bonds Series A 4.00%, due 8/15/49	4,000,000	4,088,280
Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds Series A 5.25%, due 9/1/44	3,250,000	3,596,320
Grand Parkway Transportation Corp., 1st Tier Toll, Revenue Bonds Series A 5.50%, due 4/1/53	600,000	676,050
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds 7.00%, due 1/1/43	1,500,000	1,755,435
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A 5.00%, due 6/1/33	900,000	965,907
Series A 5.00%, due 6/1/38	1,960,000	2,106,706
Harris County-Houston Sports Authority Cap Appreciation, Senior Lien, Revenue Bonds Series A, Insured: AGM (zero coupon), due 11/15/40	1,060,000	461,312
Harris County-Houston Sports Authority, Revenue Bonds
Series H, Insured: NATL-RE (zero coupon), due 11/15/24	970,000	888,550
Series H, Insured: NATL-RE (zero coupon), due 11/15/26	600,000	523,133
Series H, Insured: NATL-RE (zero coupon), due 11/15/29	735,000	576,557
Series H, Insured: NATL-RE (zero coupon), due 11/15/32	250,000	172,740
Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	1,670,000	923,911
Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	890,000	463,637
Series H, Insured: NATL-RE (zero coupon), due 11/15/33	185,000	120,058
Series A, Insured: AGM (zero coupon), due 11/15/34	1,535,000	979,284
Series A, Insured: NATL-RE (zero coupon), due 11/15/34	1,805,000	892,548
Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,395,000	659,528
Series A, Insured: AGM, NATL-RE (zero coupon), due 11/15/38	36,815,000	18,231,156
Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,525,000	675,362
Series H, Insured: NATL-RE (zero coupon), due 11/15/40	1,855,000	769,324
Series H, Insured: NATL-RE (zero coupon), due 11/15/41	700,000	271,775
Hemphill County Hospital District, Unlimited General Obligation 4.625%, due 2/1/39	2,765,000	2,899,545
Montgomery County Toll Road Authority, Revenue Bonds 5.00%, due 9/15/48	2,500,000	2,814,325
New Hope Cultural Education Facilities Corp., Collegiate Housing Denton Women's University Dining Project, Revenue Bonds Insured: AGM 4.00%, due 7/1/48	1,000,000	1,084,270
New Hope Cultural Education Facilities Corp., Collegiate Housing Tarleton State, Revenue Bonds Series A 5.00%, due 4/1/46	3,000,000	3,224,040
New Hope Cultural Education Facilities Corp., Jubilee Academic Center Project, Revenue Bonds (a)
Series A 5.00%, due 8/15/36	5,000,000	5,130,300
Series A 5.125%, due 8/15/47	2,085,000	2,134,414
New Hope Cultural Education Facilities Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds Series A-1 5.00%, due 12/1/49	3,770,000	4,180,214
New Hope Cultural Education Facilities Corp., Stephenville Tarleton State, Revenue Bonds Series A 6.00%, due 4/1/45	3,550,000	3,899,071
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds Series A 5.50%, due 7/1/54	1,500,000	1,596,465
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds 5.00%, due 1/1/55	1,500,000	1,594,095
North East Texas Regional Mobility Authority, Revenue Bonds
Series B 5.00%, due 1/1/41	6,000,000	6,867,600
Series B 5.00%, due 1/1/46	2,650,000	3,009,128
North Texas Education Finance Corp., Uplift Education, Revenue Bonds Series A 5.25%, due 12/1/47	7,705,000	8,459,319
North Texas Tollway Authority, Revenue Bonds 5.00%, due 1/1/50	1,750,000	2,099,177
Port Beaumont Navigation District Dock & Wharf Facilities, Jefferson Gulf Coast Energy Project, Revenue Bonds (a)(b)
Series A 3.625%, due 1/1/35	1,945,000	1,999,849
Series A 4.00%, due 1/1/50	4,305,000	4,426,186
Port Freeport, Senior Lien, Revenue Bonds (b)
Series A 4.00%, due 6/1/38	1,650,000	1,844,056
Series A 4.00%, due 6/1/39	1,620,000	1,805,620
Series A 4.00%, due 6/1/44	3,500,000	3,867,080
Port of Port Arthur Navigation District 4.00%, due 3/1/47	4,450,000	4,849,788
Red River Educational Finance Corp., Houston Baptist University Project, Revenue Bonds 5.50%, due 10/1/46	6,250,000	7,213,937
San Juan Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,030,140
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living CTR, Revenue Bonds 5.00%, due 11/15/40	1,500,000	1,615,125
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds Series B 5.00%, due 11/15/40	1,250,000	1,441,338
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/26	3,500,000	3,870,335
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds
Series A 4.00%, due 12/31/37	6,120,000	7,145,039
Series A 4.00%, due 12/31/38	3,000,000	3,491,970
Series A 4.00%, due 12/31/39	2,000,000	2,319,360
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bond 5.00%, due 6/30/58 (b)	69,200,000	82,024,836
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds Senior Lien 6.75%, due 6/30/43 (b)	11,700,000	13,594,815
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, Blueridge Transportation Group LLC, Revenue Bonds 5.00%, due 12/31/55 (b)	7,500,000	8,508,450
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
7.00%, due 6/30/40	3,080,000	3,149,731
7.50%, due 6/30/33	750,000	769,478
Texas Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	400,000	400,644
Texas Transportation Commission, First Tier, State Highway 249, Revenue Bonds Series A 5.00%, due 8/1/57	10,000,000	11,873,800
Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,044,890
		332,909,801
U.S. Virgin Islands 1.4%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	15,600,000	15,600,000
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A 4.00%, due 10/1/22	1,280,000	1,265,459
Series C 5.00%, due 10/1/22	8,515,000	8,536,287
Series B 5.00%, due 10/1/25	2,825,000	2,840,368
Series A 5.00%, due 10/1/29	9,215,000	9,255,362
Series B 5.25%, due 10/1/29	6,410,000	6,444,870
Subseries A 6.00%, due 10/1/39	800,000	800,000
Series A 6.625%, due 10/1/29	3,105,000	3,112,887
Series A 6.75%, due 10/1/37	10,910,000	10,930,947
Virgin Islands Public Finance Authority, Revenue Bonds
Series C 5.00%, due 10/1/20	2,000,000	2,006,560
Series C 5.00%, due 10/1/30	25,270,000	25,333,175
Series A 5.00%, due 10/1/34	2,600,000	2,603,250
Series C 5.00%, due 10/1/39	1,910,000	1,907,613
Virgin Islands Public Finance Authority, Senior Lien-Matching Fund Loan Note, Revenue Bonds Senior Lien-Series B 5.00%, due 10/1/25	19,240,000	19,276,171
Virgin Islands Water & Power Authority-Electric System, Revenue Bonds Series A 5.00%, due 7/1/31	1,145,000	1,078,338
		110,991,287
Utah 0.3%
Utah Charter School Finance Authority, Da Vinci Academy, Revenue Bonds 7.75%, due 3/15/39	700,000	751,548
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/39	2,175,000	2,352,871
4.00%, due 10/15/42	1,970,000	2,113,574
Series A 5.00%, due 10/15/32	5,000,000	5,873,650
Series A 5.00%, due 10/15/37	5,230,000	6,031,079
Series A 5.375%, due 10/15/40	6,260,000	7,352,120
		24,474,842
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds Series A, Insured: AGC 4.75%, due 8/15/36	500,000	514,785
Vermont Student Assistance Corp., Education Loan, Revenue Bonds Subseries B 4.50%, due 6/15/45 (b)	3,500,000	3,814,720
		4,329,505
Virginia 1.9%
Farmville Industrial Development Authority Facilities, Longwood University Student Project, Revenue Bonds
Series A 5.00%, due 1/1/48	7,000,000	8,136,730
Series A 5.00%, due 1/1/55	16,000,000	18,438,880
Henrico County Economic Development Authority, Residential Care Facility, Revenue Bonds Series C 5.00%, due 12/1/47	2,200,000	2,470,490
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds 5.00%, due 9/1/48	3,705,000	4,444,814
Newport News Economic Development Authority, LifeSpire, Revenue Bonds 5.00%, due 12/1/38	2,575,000	2,822,303
Norfolk Redevelopment and Housing Authority, Norfolk Retirement Community, Harbors Edge Project, Revenue Bonds
Series B 4.00%, due 1/1/25	1,200,000	1,200,348
Series A 5.25%, due 1/1/54	3,300,000	3,623,103
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds Series A 4.00%, due 9/1/48	4,890,000	5,370,296
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	1,000,000	1,128,200
5.00%, due 4/1/49	1,000,000	1,239,150
Tobacco Settlement Financing Corp., Convertible-Senior, Revenue Bonds Senior Lien-Series B2 5.20%, due 6/1/46	2,000,000	2,015,320
Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	29,205,000	29,476,606
Virginia College Building Authority, Marymount University Project, Revenue Bonds Series B 5.00%, due 7/1/45 (a)	1,945,000	2,100,503
Virginia Small Business Financing Authority, Elizabeth River Crossing, Revenue Bonds Senior Lien 5.50%, due 1/1/42 (b)	18,245,000	19,815,165
Virginia Small Business Financing Authority, Express Lanes LLC, Revenue Bonds Senior Lien 5.00%, due 1/1/40 (b)	10,000,000	10,626,600
Virginia Small Business Financing Authority, Transform I-66 P3 Project, Revenue Bonds 5.00%, due 12/31/56 (b)	29,200,000	33,849,808
		146,758,316
Washington 0.6%
King County Public Hospital District No. 4, Limited General Obligation 7.00%, due 12/1/40	1,000,000	1,061,470
Pend Oreille County Public Utility, District No. 1 Box Canyon, Revenue Bonds
4.00%, due 1/1/41	3,000,000	3,276,360
5.00%, due 1/1/48	5,430,000	6,391,436
Port of Seattle Industrial Development Corp., King County Public Hospital District, Special Facilities Delta Airlines, Revenue Bonds 5.00%, due 4/1/30 (b)	1,825,000	2,001,222
Washington Health Care Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds Series A-1 4.00%, due 8/1/44	2,500,000	2,801,100
Washington Health Care Facilities Authority, Kadlec Regional Medical Center, Revenue Bonds 5.00%, due 12/1/42	6,660,000	7,150,575
Washington Higher Educational Facilities Authority, Whitworth University Project, Revenue Bonds Series A 5.00%, due 10/1/40	3,000,000	3,476,430
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds 5.00%, due 1/1/48	3,000,000	3,156,420
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,920,000	10,867,856
5.50%, due 12/1/33	2,070,000	2,275,427
		42,458,296
West Virginia 0.4%
Glenville State College, Board of Governors, Revenue Bonds 5.25%, due 6/1/47	4,000,000	4,272,640
Monongalia County Commission Special District, University Town Center, Revenue Bonds Series A 5.50%, due 6/1/37 (a)	4,000,000	4,479,840
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A 4.00%, due 1/1/37	5,125,000	5,656,206
Series A 4.00%, due 1/1/38	2,500,000	2,752,200
Series A 4.125%, due 1/1/47	13,650,000	14,856,114
		32,017,000
Wisconsin 2.5%
Public Finance Authority Education Revenue, Coral Academy of Science Las Vegas, Revenue Bonds Series A 5.00%, due 7/1/48	2,000,000	2,307,260
Public Finance Authority Education Revenue, Guilford College, Revenue Bonds Series A 5.00%, due 1/1/48	11,495,000	13,019,007
Public Finance Authority Education Revenue, Wilson Preparatory Academy, Revenue Bonds Series A 5.00%, due 6/15/49 (a)	1,100,000	1,160,269
Public Finance Authority Educational Facilities, Lake Erie College Project, Revenue Bonds Series A 5.875%, due 10/1/54 (a)	2,000,000	2,038,180
Public Finance Authority Educational Facilities, Wingate University, Revenue Bonds Series A 5.25%, due 10/1/38	3,250,000	3,873,610
Public Finance Authority, Affinity Living Group NC-12 Obligated Group, Revenue Bonds 6.75%, due 11/1/24 (a)	10,000,000	10,119,200
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds (a)
Series A 5.00%, due 6/1/36	750,000	815,963
Series A 5.125%, due 6/1/48	1,625,000	1,755,390
Public Finance Authority, Cullowhee LLC, Revenue Bonds 5.25%, due 7/1/47	2,000,000	2,216,460
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A 4.00%, due 1/1/46	2,955,000	3,151,714
Series A 4.00%, due 1/1/52	12,085,000	12,794,752
Public Finance Authority, FFAH North Carolina & Missouri Portfolio, Revenue Bonds
Series A 4.75%, due 12/1/35	1,150,000	1,188,429
Series A 5.00%, due 12/1/45	3,200,000	3,315,893
Series A 5.15%, due 12/1/50	2,250,000	2,340,794
Public Finance Authority, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46 (a)	1,000,000	1,090,170
Public Finance Authority, Guilford College, Revenue Bonds 5.50%, due 1/1/47	6,160,000	7,037,061
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds Series A-2 7.00%, due 1/1/50 (a)	13,990,000	17,318,781
Public Finance Authority, National Gypsum Co., Revenue Bonds (b)
4.00%, due 8/1/35	4,000,000	4,200,600
5.25%, due 4/1/30	10,300,000	11,407,971
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A 5.00%, due 6/1/44	1,350,000	1,579,081
Series B 5.00%, due 6/1/49	2,720,000	3,163,714
Series A 5.00%, due 6/1/49	7,125,000	8,287,301
Public Finance Authority, Nevada State College, Revenue Bonds 5.00%, due 5/1/55 (a)	7,100,000	7,717,984
Public Finance Authority, North Carolina Leadership Academy, Revenue Bonds 4.00%, due 6/15/29 (a)	325,000	347,581
Public Finance Authority, Roseman University Health Sciences, Revenue Bonds
5.50%, due 4/1/32	1,250,000	1,328,100
5.875%, due 4/1/45	6,650,000	7,529,928
Public Finance Authority, Senior-Obligation Group, Revenue Bonds Series B 5.00%, due 7/1/42 (b)	10,000,000	10,666,600
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A 5.00%, due 10/1/29	3,000,000	3,563,130
Series A 5.00%, due 10/1/39	17,000,000	19,541,160
Public Finance Authority, WakeMed Obligated Group, Revenue Bonds Series A 4.00%, due 10/1/49	7,000,000	7,764,540
Public Finance Authority, Whitestone-Retirement Facilities 1st Mortgage, Revenue Bonds 5.00%, due 3/1/52 (a)	1,800,000	1,985,796
Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds 5.75%, due 10/1/31 (a)(b)	1,670,000	1,746,369
Public Finance Authority, Wisconsin Educational Facility, Community School of Davidson Project, Revenue Bonds 5.00%, due 10/1/48	2,105,000	2,322,468
Public Finance Authority, Wisconsin Senior Living, Rose Villa Project, Revenue Bonds Series A 5.75%, due 11/15/44 (a)	1,400,000	1,534,890
Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc. Revenue Bonds Series A 5.00%, due 7/1/49	2,700,000	3,178,791
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Revenue Bonds 5.375%, due 2/1/48	4,400,000	4,521,484
Wisconsin Health & Educational Facilities Authority, St. Camillus Health System, Inc., Revenue Bonds
Series B-3 2.25%, due 11/1/26	3,000,000	3,037,980
Series B-2 2.55%, due 11/1/27	3,000,000	3,040,440
		194,008,841
Wyoming 0.0% ‡
West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	527,720
Wyoming Community Development Authority, Revenue Bonds 6.50%, due 7/1/43	930,000	972,250
		1,499,970
Total Long-Term Municipal Bonds (Cost $5,981,749,226)		6,583,544,326

Short-Term Municipal Notes 14.1%
Alabama 0.5%
Industrial Development Board of the City of Mobile Alabama, Pollution Control Electric Power Co.-Barry Plant, Revenue Bonds 1st Series 1.32%, due 6/1/34 (i)	20,000,000	20,000,000
Tender Option Bond Trust Receipts, Revenue Bonds (a)(i)
Series 2018-XF2668 1.12%, due 5/1/26	3,650,000	3,650,000
Series 2018-XF2667 1.12%, due 7/1/26	3,590,000	3,590,000
West Jefferson Industrial Development Board, Solid Waste Disposal, Revenue Bonds 1.27%, due 12/1/38 (b)(i)	11,800,000	11,800,000
		39,040,000
Alaska 0.2%
Alaska State Housing Finance Corp., Revenue Bonds Series A 1.20%, due 6/1/32 (b)(i)	11,700,000	11,700,000

Arkansas 0.0% ‡
Little Rock Metrocentre Improvement District No. 1, Little Rock Newspapers, Inc., Revenue Bonds 1.19%, due 12/1/25 (i)	1,400,000	1,400,000

California 0.6%
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds Series B 1.999%, due 7/1/27 (i)	38,575,000	38,189,250
Tender Option Bond Trust Receipts, Revenue Bonds Series 2019-ZF2842 1.04%, due 11/15/49 (a)(i)	3,750,000	3,750,000
Tobacco Securitization Authority of Southern California, Asset-Backed, Revenue Bonds Series B-2, Class A (zero coupon), due 6/1/54 (i)	19,000,000	3,000,100
		44,939,350
Colorado 0.0% ‡
Tender Option Bond Trust Receipts, Revenue Bonds Series 2015-XF1025 0.98%, due 1/1/45 (a)(i)	2,000,000	2,000,000

Connecticut 0.4%
Connecticut State Health & Educational Facility Authority, Yale-New Haven Health Obligated Group, Revenue Bonds Series C 0.98%, due 7/1/25 (i)	30,400,000	30,400,000

Florida 0.7%
County of St. Lucie FL, Power & Light Co. Project, Revenue Bonds 1.20%, due 9/1/28 (i)	6,200,000	6,200,000
Escambia County, Gulf Power Co. Project, Revenue Bonds 2nd Series 1.23%, due 4/1/39 (i)	11,400,000	11,400,000
Lee Memorial Health Systems, Revenue Bonds Series B 1.12%, due 4/1/49 (i)	14,000,000	14,000,000
Orange County Health Facilities Authority, Orlando Health Obligated Group, Revenue Bonds Series E 0.90%, due 10/1/26 (i)	20,045,000	20,045,000
		51,645,000
Georgia 1.5%
Appling County Development Authority, Georgia Power Co., Plant Hatch Project, Revenue Bonds (i)
1.28%, due 9/1/29	10,900,000	10,900,000
1.28%, due 9/1/41	26,400,000	26,400,000
Burke County Development Authority, Georgia Power Co., Vogtle Project, Revenue Bonds (i)
1.25%, due 11/1/52	28,155,000	28,155,000
1st Series 1.28%, due 7/1/49	2,400,000	2,400,000
1.30%, due 11/1/52 (b)	18,450,000	18,450,000
Floyd County Development Authority, Georgia Power Co., Plant Hammond Project, Revenue Bonds 1.28%, due 9/1/26 (i)	6,680,000	6,680,000
Heard County Development Authority, Georgia Power Co. Plant Wansley, Revenue Bonds 1.30%, due 9/1/26 (i)	2,400,000	2,400,000
Monroe County Development Authority, Georgia Power Co., Scherer Project, Revenue Bonds 1.28%, due 11/1/48 (i)	20,815,000	20,815,000
		116,200,000
Illinois 0.8%
Chicago O'Hare International Airport Special Facility, Lufthansa German Project, Revenue Bonds 0.96%, due 5/1/35 (b)(i)	40,000,000	40,000,000
JPMorgan Chase Putters / Drivers Trust, Revenue Notes Series 5030 1.21%, due 3/30/20 (a)(i)	14,000,000	14,000,000
Tender Option Bond Trust Receipts, Revenue Bonds Series 2015-XF1045 1.09%, due 6/15/52 (a)(i)	6,550,000	6,550,000
		60,550,000
Indiana 1.0%
City of Indianapolis IN, Economic Development, Revenue Bonds Series A 1.16%, due 7/1/55 (i)	6,200,000	6,200,000
Indiana Finance Authority, Duke Energy Indiana Project, Revenue Bonds Series A-4 1.20%, due 12/1/39 (i)	27,945,000	27,945,000
Indiana Finance Authority, Educational Facilities-DePauw University Project, Revenue Bonds Series A 0.90%, due 7/1/36 (i)	9,405,000	9,405,000
Indiana Finance Authority, Environmental Revenue, ArcelorMittal Steel Project, Revenue Bonds 1.17%, due 8/1/30 (b)(i)	13,325,000	13,325,000
Indiana Finance Authority, Sisters of St. Francis, Health Services, Revenue Bonds (i)
Series I 1.18%, due 11/1/37	16,170,000	16,170,000
Series J 1.18%, due 11/1/37	7,700,000	7,700,000
		80,745,000
Kentucky 0.3%
Kentucky State Economic Development Finance Authority, Catholic Health, Revenue Bonds Series C 1.10%, due 5/1/34 (i)	20,725,000	20,725,000
Tender Option Bond Trust Receipts, Revenue Bonds Series 2015-XF1024 0.98%, due 1/1/45 (a)(i)	2,000,000	2,000,000
		22,725,000
Maryland 0.0% ‡
Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Revenue Bonds 1.10%, due 7/1/25 (i)	200,000	200,000

Mississippi 0.1%
Mississippi Business Finance Corp., Gulf Power Co. Project, Revenue Bonds 1st Series 1.22%, due 4/1/44 (i)	6,000,000	6,000,000

Missouri 1.3%
Missouri Health & Educational Facilities Authority, BJC Health System, Revenue Bonds Series C 0.91%, due 5/15/38 (i)	25,400,000	25,400,000
Missouri Health & Educational Facilities Authority, SSM Health Care Corp., Revenue Bonds (i)
Series G 1.00%, due 6/1/44	29,885,000	29,885,000
Series F 1.00%, due 6/1/44	22,400,000	22,400,000
RIB Floater Trust, Revenue Bonds Series 2019-016 0.98%, due 6/1/45 (a)(i)	22,250,000	22,250,000
		99,935,000
New Jersey 0.9%
New Jersey Turnpike Authority, Revenue Bonds Series D-1 1.947%, due 1/1/24 (i)	66,500,000	67,249,455

New Mexico 0.1%
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds Series D 1.18%, due 8/1/34 (i)	8,980,000	8,980,000

New York 1.6%
Battery Park City Authority, Revenue Bonds Series D-1 0.93%, due 11/1/38 (i)	11,350,000	11,350,000
City of New York NY, Unlimited General Obligation (i)
Subseries J-6 1.16%, due 8/1/24	7,000,000	7,000,000
Subseries A-5 1.16%, due 8/1/44	15,470,000	15,470,000
JPMorgan Chase Putters / Drivers Trust, Revenue Bonds Series 5029 1.24%, due 12/1/21 (a)(b)(i)	15,000,000	15,000,000
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds Subseries A-1 1.18%, due 6/15/44 (i)	4,000,000	4,000,000
New York City Water & Sewer System, Revenue Bonds Series CC 0.95%, due 6/15/41 (i)	13,000,000	13,000,000
New York State Housing Finance Agency, 160 Madison Avenue, Revenue Bonds Series A 1.18%, due 11/1/46 (i)	1,000,000	1,000,000
New York State Housing Finance Agency, 29 Flatbush Ave, Revenue Bonds 0.93%, due 11/1/44 (i)	30,200,000	30,200,000
New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds (i)
Series B 1.18%, due 5/1/42	6,000,000	6,000,000
Series A 1.18%, due 5/1/42	13,700,000	13,700,000
Triborough Bridge & Tunnel Authority, Revenue Bonds Subseries B-3 1.16%, due 1/1/32 (i)	7,910,000	7,910,000
		124,630,000
North Carolina 0.4%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Revenue Bonds Series B 1.15%, due 1/15/38 (i)	26,960,000	26,960,000

Ohio 0.4%
County of Montgomery OH, Premier Health Partners Obligated Group, Revenue Bonds Series C 1.18%, due 11/15/45 (i)	5,000,000	5,000,000
Ohio Higher Educational Facilities Commission, Cleveland Clinic Health System, Revenue Bonds Series B-2 1.16%, due 1/1/39 (i)	4,000,000	4,000,000
Ohio Hospital Facilities, Cleveland Clinic Health System, Revenue Bonds Series 2019 D-1 0.93%, due 1/1/52 (i)	23,300,000	23,300,000
		32,300,000
Oklahoma 0.2%
Muskogee Industrial Trust, Oklahoma Gas & Electric Co., Revenue Bonds Series A 1.13%, due 6/1/27 (i)	17,400,000	17,400,000

Puerto Rico 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds Series UU, Insured: AGM 1.799%, due 7/1/29 (i)	4,065,000	4,024,350

Rhode Island 0.0% ‡
Rhode Island Health & Educational Building Corp., Bryant University, Revenue Bonds 0.95%, due 6/1/35 (i)	2,000,000	2,000,000

South Carolina 0.3%
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Revenue Bonds Series C 1.11%, due 5/1/48 (i)	20,000,000	20,000,000

Tennessee 0.2%
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives, Revenue Bonds Series C 1.08%, due 5/1/39 (i)	12,400,000	12,400,000

Texas 2.1%
Bowie County Industrial Development Corp., Texarkana Newspapers, Inc., Revenue Bonds 1.19%, due 11/1/25 (i)	3,300,000	3,300,000
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital, Revenue Bonds (i)
Subseries C-1 1.15%, due 12/1/24	11,610,000	11,610,000
Subseries C-2 1.15%, due 12/1/27	4,550,000	4,550,000
Harris County Health Facilities Development Corp., Methodist Hospital System, Revenue Bonds (i)
Series A-2 1.15%, due 12/1/41	1,970,000	1,970,000
Series A-1 1.15%, due 12/1/41	11,925,000	11,925,000
Nuveen AMT-Free Municipal Credit Income Fund Series B 1.29%, due 3/1/29 (e)(i)	50,000	50,000,000
Nuveen AMT-Free Quality Municipal Income Fund Series D 1.29%, due 3/1/29 (e)(i)	50,000	50,000,000
Permanent University Fund - University of Texas System, Revenue Bonds Series A 0.89%, due 7/1/37 (i)	23,590,000	23,590,000
Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care Systems Project, Revenue Bonds Series C 1.18%, due 11/15/50 (i)	8,400,000	8,400,000
		165,345,000
Virginia 0.1%
Albemarle County Economic Development Authority, Sentara Martha Jefferson Hospital, Revenue Bonds Series B 1.16%, due 10/1/48 (i)	7,750,000	7,750,000
Virginia Small Business Financing Authority, University Real Estate, Revenue Bonds 1.22%, due 7/1/30 (i)	65,000	65,000
		7,815,000
Wisconsin 0.3%
Public Finance Authority, WakeMed Obligated Group, Revenue Bonds Series C 1.20%, due 10/1/49 (i)	15,635,000	15,635,000
University Hospitals & Clinics Authority, Revenue Bonds Series B 1.15%, due 4/1/48 (i)	9,615,000	9,615,000
		25,250,000
Total Short-Term Municipal Notes (Cost $1,080,445,447)		1,081,833,155

Total Municipal Bonds (Cost $7,062,194,673)		7,665,377,481

	Shares
Closed-End Funds 0.1%

Massachusetts 0.1%
DWS Municipal Income Trust	124,496	1,457,848
Eaton Vance Municipal Bond Fund	132,688	1,740,867
MFS Municipal Income Trust	7,269	52,555
Pioneer Municipal High Income Trust	84,969	1,043,419
		4,294,689
Multi-State 0.0% ‡
BlackRock Investment Quality Municipal Trust, Inc.	27,280	435,934
BlackRock Municipal Income Investment Quality Trust	18,120	265,005
BlackRock MuniEnhanced Fund, Inc.	70,702	827,921
BlackRock MuniHoldings Investment Quality Fund	70,458	974,434
BlackRock New York Municipal Fund	16,573	247,849
		2,751,143
Total Closed-End Funds (Cost $6,498,792)		7,045,832

Total Investments (Cost $7,068,693,465)	99.7%	7,672,423,313
Other Assets, Less Liabilities	0.3	25,589,349
Net Assets	100.0%	$7,698,012,662

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Floating rate - Rate shown was the rate in effect as of January 31, 2020.
(d)	Step coupon - Rate shown was the rate in effect as of January 31, 2020.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2020, the total market value of the fair valued securities was $105,000,000, which represented 1.4% of the Fund's net assets.
(f)	Issue in non-accrual status.
(g)	Issue in default.
(h)	Illiquid security - As of January 31, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $6,186,675, which represented 0.1% of the Fund's net assets.
(i)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

As of January 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
10-Year United States Treasury Note	(1,216)	March 2020	$(157,403,819)	$(160,094,000)	$(2,690,181)
United States Treasury Long Bond	(250)	March 2020	(39,729,881)	(40,882,812)	(1,152,931)
Net Unrealized Depreciation					(3,843,112)

1. As of January 31, 2020, cash in the amount of $2,098,400 was on deposit with a broker or futures commission merchant for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2020.

The following abbreviations are used in the preceding pages:
ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CHF	—Collegiate Housing Foundation.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$6,583,544,326	$—	$6,583,544,326
Short-Term Municipal Notes	—	1,081,833,155	—	1,081,833,155
Total Municipal Bonds	—	7,665,377,481	—	7,665,377,481
Closed-End Funds	7,045,832	—	—	7,045,832
Total Investments in Securities	$7,045,832	$7,665,377,481	$—	$7,672,423,313

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(3,843,112)	$—	$—	$(3,843,112)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay International Opportunities Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 92.8% †
Australia 8.3%
Accent Group, Ltd. (Specialty Retail)	645,684	$732,614
ALS, Ltd. (Professional Services)	38,680	249,862
Aristocrat Leisure, Ltd. (Hotels, Restaurants & Leisure)	37,210	901,683
Austal, Ltd. (Aerospace & Defense)	282,257	742,545
BHP Group PLC (Metals & Mining)	46,263	1,013,977
Castile Resources Pty, Ltd. (Metals & Mining) (a)(b)(c)(d)	81,468	0
CIMIC Group, Ltd. (Construction & Engineering)	18,462	361,979
Codan, Ltd. (Electronic Equipment, Instruments & Components)	214,622	1,097,623
Commonwealth Bank of Australia (Banks)	16,096	918,648
Data#3, Ltd. (IT Services)	37,103	113,256
EML Payments, Ltd. (IT Services) (a)	352,507	1,241,193
FlexiGroup, Ltd. (Consumer Finance)	244,064	343,091
Genworth Mortgage Insurance Australia, Ltd. (Thrifts & Mortgage Finance) (e)	464,818	1,138,806
IGO, Ltd. (Metals & Mining)	271,919	1,110,338
IPH, Ltd. (Professional Services)	6,855	42,033
JB Hi-Fi, Ltd. (Specialty Retail) (e)	44,748	1,187,988
Kogan.com, Ltd. (Internet & Direct Marketing Retail) (e)	108,612	375,157
Lendlease Group (Real Estate Management & Development)	56,438	684,566
Magellan Financial Group, Ltd. (Capital Markets)	35,085	1,579,897
McMillan Shakespeare, Ltd. (Professional Services)	51,964	448,375
Metcash, Ltd. (Food & Staples Retailing)	618,402	1,084,571
Nickel Mines, Ltd. (Metals & Mining) (a)	691,254	289,203
Northern Star Resources, Ltd. (Metals & Mining)	159,897	1,348,642
NRW Holdings, Ltd. (Construction & Engineering)	584,270	1,224,175
Perenti Global, Ltd. (Metals & Mining)	526,211	540,697
Perseus Mining, Ltd. (Metals & Mining) (a)	276,477	213,760
Ramelius Resources, Ltd. (Metals & Mining)	1,006,972	886,398
Regis Resources, Ltd. (Metals & Mining)	380,455	1,146,045
Santos, Ltd. (Oil, Gas & Consumable Fuels)	223,131	1,297,972
Saracen Mineral Holdings, Ltd. (Metals & Mining) (a)	364,897	964,835
Select Harvests, Ltd. (Food Products)	34,576	197,660
Sigma Healthcare, Ltd. (Health Care Providers & Services)	338,261	135,859
Super Retail Group, Ltd. (Specialty Retail) (e)	51,900	325,879
Western Areas, Ltd. (Metals & Mining)	341,550	587,588
Westgold Resources, Ltd. (Metals & Mining) (a)	208,744	306,016
Woolworths Group, Ltd. (Food & Staples Retailing)	35,804	1,002,788
		25,835,719
Austria 1.6%
AT&S Austria Technologie & Systemtechnik A.G. (Electronic Equipment, Instruments & Components)	16,388	361,503
BAWAG Group A.G. (Banks) (a)(f)	25,471	1,105,085
OMV A.G. (Oil, Gas & Consumable Fuels)	40,172	2,004,428
Raiffeisen Bank International A.G. (Banks)	12,075	275,870
S IMMO A.G. (Real Estate)	4,881	131,001
Wienerberger A.G. (Construction Materials)	42,921	1,219,551
		5,097,438
Belgium 0.9%
D'ieteren S.A. / N.V. (Distributors)	8,440	544,774
Galapagos N.V. (Biotechnology) (a)	8,373	1,876,715
Telenet Group Holding N.V. (Media)	7,875	366,643
		2,788,132
Cambodia 0.2%
NagaCorp, Ltd. (Hotels, Restaurants & Leisure)	494,000	704,751

China 0.7%
CITIC Telecom International Holdings, Ltd. (Diversified Telecommunication Services)	490,000	170,345
FIH Mobile, Ltd. (Electronic Equipment, Instruments & Components) (a)(e)	6,638,000	1,042,716
Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	1,516,300	1,055,610
		2,268,671
Denmark 3.0%
Carlsberg A/S, Class B (Beverages)	14,405	2,108,831
D/S Norden A/S (Marine)	10,139	136,859
Matas A/S (Specialty Retail)	16,947	159,965
Novo Nordisk A/S, Class B (Pharmaceuticals) (g)	8,296	507,888
Pandora A/S (Textiles, Apparel & Luxury Goods)	32,257	1,672,716
Royal Unibrew A/S (Beverages)	773	73,676
Scandinavian Tobacco Group A/S (Tobacco) (f)	72,752	953,953
Vestas Wind Systems A/S (Electrical Equipment)	23,423	2,338,859
Zealand Pharma A/S (Biotechnology) (a)	37,189	1,350,039
		9,302,786
Finland 0.8%
Metso OYJ (Machinery)	31,401	1,118,239
Tokmanni Group Corp. (Multiline Retail)	20,393	295,829
Valmet OYJ (Machinery)	52,645	1,143,780
		2,557,848
France 6.5%
Air Liquide S.A. (Chemicals)	1,062	153,999
Airbus S.E. (Aerospace & Defense)	1,116	164,911
AKKA Technologies S.E. (Professional Services) (e)	1,785	124,520
BNP Paribas S.A. (Banks)	2,796	148,983
Bollore S.A. (Entertainment)	94,003	383,029
COFACE S.A. (Insurance)	46,272	571,169
Credit Agricole S.A. (Banks)	139,126	1,887,060
Dassault Aviation S.A. (Aerospace & Defense)	233	283,733
Derichebourg S.A. (Commercial Services & Supplies)	25,038	91,247
Edenred (Commercial Services & Supplies)	1,224	66,231
Eiffage S.A. (Construction & Engineering)	4,254	494,200
Eramet S.A. (Metals & Mining) (e)	14,395	608,737
Faurecia S.E. (Auto Components)	34,477	1,650,678
Ingenico Group S.A. (Electronic Equipment, Instruments & Components)	17,534	2,045,727
IPSOS (Media)	24,921	809,812
Kaufman & Broad S.A. (Household Durables)	6,335	268,808
Mersen S.A. (Electrical Equipment)	10,833	355,624
Natixis S.A. (Capital Markets)	392,479	1,664,070
Nexity S.A. (Real Estate Management & Development)	5,581	269,867
Quadient (Technology Hardware, Storage & Peripherals)	36,778	885,929
Rallye S.A. (Food & Staples Retailing)	10,665	103,968
Sartorius Stedim Biotech (Life Sciences Tools & Services)	12,486	2,244,695
Sopra Steria Group (IT Services)	4,193	672,425
Teleperformance (Professional Services)	9,788	2,461,999
Television Francaise 1 (Media)	144,673	1,093,463
Virbac S.A. (Pharmaceuticals) (a)	3,187	781,134
		20,286,018
Germany 7.3%
Aareal Bank A.G. (Thrifts & Mortgage Finance)	16,426	539,595
Allianz S.E., Registered (Insurance)	12,576	3,010,548
BASF S.E. (Chemicals)	4,060	274,982
Carl Zeiss Meditec A.G. (Health Care Equipment & Supplies)	16,434	2,013,986
CECONOMY A.G. (Specialty Retail) (a)	123,864	643,585
Corestate Capital Holding S.A. (Real Estate) (a)	29,075	1,275,314
Covestro A.G. (Chemicals) (f)(g)	23,527	995,433
CropEnergies A.G. (Oil, Gas & Consumable Fuels)	16,774	187,892
Deutsche Lufthansa A.G., Registered (Airlines)	107,631	1,650,861
Deutsche Pfandbriefbank A.G. (Thrifts & Mortgage Finance) (f)	56,787	918,243
Deutz A.G. (Machinery)	96,177	504,739
DWS Group GmbH & Co. KGaA (Capital Markets) (f)	28,156	1,120,715
Eckert & Ziegler A.G. (Health Care Equipment & Supplies)	4,493	861,055
Encavis A.G. (Independent Power & Renewable Electricity Producers)	40,717	489,504
Flatex A.G. (Capital Markets) (a)	3,691	111,753
GEA Group A.G. (Machinery) (g)	56,353	1,693,078
Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	1,846	45,614
JOST Werke A.G. (Machinery) (f)	3,992	150,529
KION Group A.G. (Machinery)	2,675	168,212
LPKF Laser & Electronics A.G. (Electronic Equipment, Instruments & Components) (a)	18,962	399,566
Merck KGaA (Pharmaceuticals)	1,009	129,696
Siemens A.G., Registered (Industrial Conglomerates)	3,434	425,178
Siemens Healthineers A.G. (Health Care Equipment & Supplies) (f)	3,508	165,270
Siltronic A.G. (Semiconductors & Semiconductor Equipment)	10,727	1,162,077
Volkswagen A.G. (Automobiles)	8,940	1,641,908
Vonovia S.E. (Real Estate) (g)	36,030	2,059,490
Wacker Neuson S.E. (Machinery)	13,666	220,221
		22,859,044
Hong Kong 2.6%
CK Asset Holdings, Ltd. (Real Estate Management & Development)	246,000	1,590,040
First Pacific Co., Ltd. (Diversified Financial Services)	2,036,000	642,263
Haitong International Securities Group, Ltd. (Capital Markets) (e)	1,703,000	495,555
Melco International Development, Ltd. (Hotels, Restaurants & Leisure)	285,000	621,623
Shun Tak Holdings, Ltd. (Industrial Conglomerates)	2,354,000	1,018,392
Stella International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	58,000	81,101
VTech Holdings, Ltd. (Communications Equipment)	36,000	327,479
WH Group, Ltd. (Food Products) (f)	2,056,000	1,974,836
Yue Yuen Industrial Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	502,500	1,400,758
		8,152,047
Ireland 0.5%
AerCap Holdings N.V. (Trading Companies & Distributors) (a)	30,100	1,703,961

Israel 0.5%
CyberArk Software, Ltd. (Software) (a)	6,600	912,318
Gazit-Globe, Ltd. (Real Estate)	16,002	185,951
Mizrahi Tefahot Bank, Ltd. (Banks)	14,224	388,740
		1,487,009
Italy 3.3%
Atlantia S.p.A. (Transportation Infrastructure)	18,943	465,764
Banca Generali S.p.A. (Capital Markets)	15,454	492,239
Banca IFIS S.p.A. (Diversified Financial Services)	76,587	1,218,022
BPER Banca (Banks)	4,506	20,739
EL.En. S.p.A. (Health Care Equipment & Supplies)	31,653	998,379
Enel S.p.A. (Electric Utilities)	74,796	651,592
Falck Renewables S.p.A. (Independent Power & Renewable Electricity Producers)	218,006	1,421,663
Intesa Sanpaolo S.p.A. (Banks)	115,701	288,138
Leonardo S.p.A. (Aerospace & Defense)	124,562	1,544,466
Piaggio & C. S.p.A. (Automobiles)	187,118	511,752
Poste Italiane S.p.A. (Insurance) (f)	82,542	947,472
Telecom Italia S.p.A. (Diversified Telecommunication Services)	1,098,564	578,722
Unipol Gruppo S.p.A. (Insurance)	227,596	1,161,867
		10,300,815
Japan 21.6%
Advantest Corp. (Semiconductors & Semiconductor Equipment)	20,800	1,126,815
Air Water, Inc. (Chemicals)	43,200	606,407
Aisan Industry Co., Ltd. (Auto Components)	19,700	129,449
Alfresa Holdings Corp. (Health Care Providers & Services)	46,900	963,927
Amada Holdings Co., Ltd. (Machinery)	13,500	144,899
Astellas Pharma, Inc. (Pharmaceuticals) (g)	94,100	1,693,895
Chubu Electric Power Co., Inc. (Electric Utilities)	82,800	1,137,062
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	4,800	499,026
Credit Saison Co., Ltd. (Consumer Finance)	59,400	973,600
Dai Nippon Printing Co., Ltd. (Commercial Services & Supplies)	39,400	1,107,222
Daishi Hokuetsu Financial Group, Inc. (Banks)	5,700	144,032
Daiwa House Industry Co., Ltd. (Real Estate Management & Development)	23,000	734,650
Electric Power Development Co., Ltd. (Independent Power & Renewable Electricity Producers)	23,600	539,933
EPS Holdings, Inc. (Life Sciences Tools & Services)	11,700	142,531
Fuji Media Holdings, Inc. (Media)	44,600	617,003
FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	2,700	136,651
Fujitsu, Ltd. (IT Services)	13,500	1,447,118
Fukuoka Financial Group, Inc. (Banks)	52,000	923,815
Geo Holdings Corp. (Specialty Retail)	21,400	246,281
Goldcrest Co., Ltd. (Real Estate)	14,800	257,059
Hitachi, Ltd. (Electronic Equipment, Instruments & Components)	44,400	1,733,303
Honda Motor Co., Ltd. (Automobiles)	15,500	404,970
I'll, inc. (Software) (e)	20,600	340,878
INPEX Corp. (Oil, Gas & Consumable Fuels)	115,700	1,100,354
ITOCHU Corp. (Trading Companies & Distributors)	70,300	1,666,101
JACCS Co., Ltd. (Consumer Finance)	6,300	151,519
Japan Post Insurance Co., Ltd. (Insurance)	57,600	985,029
Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	28	204,402
JFE Holdings, Inc. (Metals & Mining)	11,900	144,419
JVCKenwood Corp. (Household Durables)	161,700	376,064
JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	273,800	1,184,601
Kansai Electric Power Co., Inc. (Electric Utilities)	66,000	747,986
KDDI Corp. (Wireless Telecommunication Services)	69,500	2,098,053
Keyence Corp. (Electronic Equipment, Instruments & Components)	1,300	448,350
Kyocera Corp. (Electronic Equipment, Instruments & Components)	17,400	1,168,083
LIXIL Group Corp. (Building Products)	58,400	989,547
Marubeni Corp. (Trading Companies & Distributors)	156,700	1,149,996
Mazda Motor Corp. (Automobiles)	17,600	151,709
Mebuki Financial Group, Inc. (Banks) (g)	414,900	938,125
MediPal Holdings Corp. (Health Care Providers & Services)	46,100	993,859
Mitsubishi Chemical Holdings Corp. (Chemicals)	98,700	728,716
Mitsubishi Corp. (Trading Companies & Distributors)	47,300	1,232,319
Mitsubishi Heavy Industries, Ltd. (Machinery)	30,700	1,140,112
Mitsubishi UFJ Financial Group, Inc. (Banks)	283,000	1,484,800
Mitsubishi UFJ Lease & Finance Co., Ltd. (Diversified Financial Services)	157,200	1,006,846
Mitsui & Co., Ltd. (Trading Companies & Distributors)	87,400	1,581,355
Mitsui OSK Lines, Ltd. (Marine)	37,000	918,213
Mitsui-Soko Holdings Co., Ltd. (Air Freight & Logistics)	15,200	253,766
MIXI, Inc. (Interactive Media & Services)	32,700	581,843
Monex Group, Inc. (Capital Markets)	242,400	590,592
MS&AD Insurance Group Holdings, Inc. (Insurance)	17,900	604,128
NEC Corp. (IT Services)	25,900	1,176,023
Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services) (g)	63,800	1,640,706
Nitto Kogyo Corp. (Electrical Equipment)	8,100	172,159
Nomura Holdings, Inc. (Capital Markets)	250,300	1,308,153
NTT Data Corp. (IT Services)	80,100	1,149,513
Obayashi Corp. (Construction & Engineering)	14,200	158,964
Oji Holdings Corp. (Paper & Forest Products)	150,600	786,670
Open House Co., Ltd. (Real Estate)	22,300	604,449
Otsuka Holdings Co., Ltd. (Pharmaceuticals)	29,200	1,323,978
Recruit Holdings Co., Ltd. (Professional Services)	4,200	166,829
Ryobi, Ltd. (Machinery)	15,100	250,842
SAMTY Co., Ltd. (Real Estate)	31,700	546,204
SBI Holdings, Inc. (Capital Markets)	25,500	606,700
SECOM Co., Ltd. (Commercial Services & Supplies)	4,500	403,382
Shimizu Corp. (Construction & Engineering)	107,700	1,126,151
Showa Denko K.K. (Chemicals) (e)	40,800	1,007,245
SoftBank Corp. (Wireless Telecommunication Services)	103,800	1,433,112
Square Enix Holdings Co., Ltd. (Entertainment)	14,300	710,018
Subaru Corp. (Automobiles) (e)	13,200	336,228
Sumitomo Chemical Co., Ltd. (Chemicals)	172,000	749,241
Sumitomo Mitsui Financial Group, Inc. (Banks)	53,700	1,924,884
Suzuken Co., Ltd. (Health Care Providers & Services)	21,900	855,950
T&D Holdings, Inc. (Insurance)	12,800	140,693
TAISEI Corp. (Construction & Engineering) (g)	27,700	1,127,378
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	9,800	382,304
TDK Corp. (Electronic Equipment, Instruments & Components)	7,700	843,514
Toho Holdings Co., Ltd. (Health Care Providers & Services)	22,200	464,263
Tokai Tokyo Financial Holdings, Inc. (Capital Markets)	103,600	316,475
Tokyo Electron, Ltd. (Semiconductors & Semiconductor Equipment)	3,400	768,769
Tokyu Construction Co., Ltd. (Construction & Engineering)	44,300	315,625
Toppan Printing Co., Ltd. (Commercial Services & Supplies) (g)	52,100	1,055,896
Torii Pharmaceutical Co., Ltd. (Pharmaceuticals)	5,800	199,926
Tosoh Corp. (Chemicals)	35,400	513,905
TPR Co., Ltd. (Auto Components)	2,300	38,696
Unipres Corp. (Auto Components)	12,000	156,707
West Japan Railway Co. (Road & Rail)	3,500	299,562
World Co., Ltd. (Specialty Retail)	21,000	467,463
Z Holdings Corp. (Interactive Media & Services)	279,700	1,130,622
		67,330,612
Netherlands 5.2%
Altice Europe N.V. (Media) (a)	277,407	1,789,339
ASM International N.V. (Semiconductors & Semiconductor Equipment)	7,635	931,859
ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	4,591	1,294,551
ASR Nederland N.V. (Insurance)	32,521	1,213,307
EXOR N.V. (Diversified Financial Services)	494	36,510
Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	83,618	2,058,750
Koninklijke BAM Groep N.V. (Construction & Engineering)	296,395	819,162
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	19,700	2,499,142
Royal Dutch Shell PLC, Class A (Oil, Gas & Consumable Fuels)	85,860	2,261,213
Signify N.V. (Electrical Equipment) (f)	39,483	1,318,913
Wolters Kluwer N.V. (Professional Services)	26,958	2,030,656
		16,253,402
New Zealand 0.7%
Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	88,689	1,335,756
Mercury NZ, Ltd. (Electric Utilities)	173,421	587,400
Meridian Energy, Ltd. (Independent Power & Renewable Electricity Producers)	105,658	365,049
		2,288,205
Norway 1.6%
Austevoll Seafood ASA (Food Products)	44,034	431,103
DNO ASA (Oil, Gas & Consumable Fuels)	685,793	687,735
Elkem ASA (Chemicals) (f)	467,328	1,179,758
Europris ASA (Multiline Retail) (f)	209,428	762,761
Golden Ocean Group, Ltd. (Marine) (e)	233,375	1,069,197
NEL ASA (Electrical Equipment) (a)	827,698	825,633
Yara International ASA (Chemicals)	3,394	123,761
		5,079,948
Singapore 1.3%
AEM Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	492,500	685,732
Best World International, Ltd. (Personal Products) (b)(c)(e)	618,500	616,415
BW LPG, Ltd. (Oil, Gas & Consumable Fuels) (f)	73,852	598,977
Hi-P International, Ltd. (Electronic Equipment, Instruments & Components)	1,047,100	997,530
Singapore Exchange, Ltd. (Capital Markets)	74,600	475,612
Singapore Press Holdings, Ltd. (Media)	270,700	400,714
Yanlord Land Group, Ltd. (Real Estate Management & Development)	290,200	244,563
		4,019,543
South Africa 1.1%
Anglo American PLC (Metals & Mining) (g)	88,459	2,319,381
Investec PLC (Capital Markets)	184,839	1,023,183
		3,342,564
Spain 2.1%
Banco Bilbao Vizcaya Argentaria S.A. (Banks)	417,920	2,163,822
Banco Santander S.A. (Banks)	154,601	609,369
Faes Farma S.A. (Pharmaceuticals)	88,341	482,035
Grifols S.A. (Biotechnology)	12,510	420,389
Pharma Mar S.A. (Biotechnology) (a)	187,971	862,645
Repsol S.A. (Oil, Gas & Consumable Fuels)	129,160	1,785,547
Sacyr S.A. (Construction & Engineering)	42,025	120,714
		6,444,521
Sweden 3.6%
Atlas Copco A.B. (Machinery)
Class A	38,469	1,366,629
Class B	51,613	1,608,399
Avanza Bank Holding A.B. (Capital Markets)	14,809	145,215
Bilia A.B., Class A (Specialty Retail)	58,851	647,386
BioArctic A.B. (Biotechnology) (e)(f)	7,996	75,085
Clas Ohlson A.B., Class B (Specialty Retail)	13,865	147,192
Evolution Gaming Group A.B. (Hotels, Restaurants & Leisure) (f)	39,355	1,218,231
Getinge A.B., Class B (Health Care Equipment & Supplies)	32,943	563,086
Hoist Finance A.B. (Consumer Finance) (a)(e)(f)	98,747	493,792
ICA Gruppen A.B. (Food & Staples Retailing)	3,958	174,241
Intrum A.B. (Commercial Services & Supplies)	3,395	94,195
Inwido A.B. (Building Products)	38,768	292,364
JM A.B. (Household Durables)	42,548	1,302,043
Lindab International A.B. (Building Products)	62,964	714,214
Nobia A.B. (Household Durables)	37,623	277,867
Samhallsbyggnadsbolaget i Norden A.B. (Real Estate)	494,025	1,218,782
Sinch A.B. (Software) (a)(e)(f)	11,346	364,179
Sweco A.B., Class B (Construction & Engineering)	12,478	482,171
Vitrolife A.B. (Biotechnology)	2,547	53,496
		11,238,567
Switzerland 7.2%
Alcon, Inc. (Health Care Equipment & Supplies) (a)	9,497	561,419
ALSO Holding A.G., Registered (Electronic Equipment, Instruments & Components) (a)	1,803	294,635
Belimo Holding A.G., Registered (Building Products)	111	779,028
Ferrexpo PLC (Metals & Mining)	487,894	896,171
Galenica A.G. (Health Care Providers & Services) (a)(f)	20,081	1,371,813
LafargeHolcim, Ltd., Registered (Construction Materials) (a)	20,011	1,020,079
Landis+Gyr Group A.G. (Electronic Equipment, Instruments & Components) (a)(g)	12,077	1,109,650
Novartis A.G., Registered (Pharmaceuticals)	46,210	4,373,926
Roche Holding A.G. (Pharmaceuticals)	21,166	7,126,385
Schweiter Technologies A.G. (Building Products)	285	353,291
Sonova Holding A.G., Registered (Health Care Equipment & Supplies)	7,935	1,991,988
Sulzer A.G., Registered (Machinery)	1,453	160,808
Swiss Life Holding A.G., Registered (Insurance)	562	283,217
UBS Group A.G., Registered (Capital Markets) (a)	50,966	634,958
Zurich Insurance Group A.G. (Insurance)	3,408	1,417,759
		22,375,127
United Kingdom 11.6%
Ashtead Group PLC (Trading Companies & Distributors)	30,519	989,373
AstraZeneca PLC (Pharmaceuticals)	11,941	1,170,623
Aviva PLC (Insurance)	371,482	1,954,319
Barclays PLC (Banks)	886,990	1,967,734
Barratt Developments PLC (Household Durables)	222,755	2,361,420
Berkeley Group Holdings PLC (Household Durables)	30,189	2,088,903
BT Group PLC (Diversified Telecommunication Services)	197,455	419,582
Computacenter PLC (IT Services)	58,079	1,375,878
Crest Nicholson Holdings PLC (Household Durables)	27,447	181,219
Diageo PLC (Beverages)	32,367	1,286,493
Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment) (a)	25,087	1,109,292
Drax Group PLC (Independent Power & Renewable Electricity Producers)	311,800	1,119,911
easyJet PLC (Airlines)	92,778	1,706,611
EnQuest PLC (Oil, Gas & Consumable Fuels) (a)	2,260,925	713,547
Fiat Chrysler Automobiles N.V. (Automobiles)	97,311	1,266,149
Go-Ahead Group PLC (Road & Rail)	39,237	1,061,119
Greggs PLC (Hotels, Restaurants & Leisure)	40,402	1,202,528
Gulf Keystone Petroleum, Ltd. (Oil, Gas & Consumable Fuels)	173,745	425,823
Imperial Brands PLC (Tobacco)	19,513	502,661
Legal & General Group PLC (Insurance)	536,251	2,163,305
Meggitt PLC (Aerospace & Defense)	204,624	1,825,511
Mitchells & Butlers PLC (Hotels, Restaurants & Leisure) (a)	37,285	196,939
Paragon Banking Group PLC (Thrifts & Mortgage Finance)	39,843	267,272
Petrofac, Ltd. (Energy Equipment & Services)	80,909	373,086
Pets at Home Group PLC (Specialty Retail)	369,186	1,374,778
Prudential PLC (Insurance)	56,068	1,000,991
Taylor Wimpey PLC (Household Durables)	585,540	1,663,165
Unilever N.V. (Personal Products)	30,893	1,805,600
Unilever PLC (Personal Products)	6,999	418,994
Vistry Group PLC (Household Durables)	30,015	546,960
WPP PLC (Media)	146,112	1,823,291
		36,363,077
United States 0.6%
Carnival PLC (Hotels, Restaurants & Leisure)	45,083	1,856,211

Total Common Stocks (Cost $273,592,279)		289,936,016

Exchange-Traded Funds 0.1%
United States 0.1%
iShares MSCI EAFE ETF (Capital Markets)	2,659	179,429
iShares Core MSCI EAFE ETF (Capital Markets)	2,832	179,691

Total Exchange-Traded Funds (Cost $373,965)		359,120

Preferred Stocks 1.8%
Germany 1.8%
Draegerwerk A.G. & Co. KGaA 0.35% (Health Care Equipment & Supplies)	5,551	323,823
Porsche Automobil Holding S.E. 3.54% (Automobiles)	25,605	1,736,206
Sartorius A.G. 0.28% (Health Care Equipment & Supplies)	6,229	1,454,881
Schaeffler A.G. 6.05% (Auto Components)	98,368	987,091
Volkswagen A.G. 2.91% (Automobiles)	6,332	1,140,314

Total Preferred Stocks (Cost $5,484,414)		5,642,315

Short-Term Investments 4.7%
Affiliated Investment Company 3.9%
United States 3.9%
MainStay U.S. Government Liquidity Fund, 1.40% (h)	12,099,280	12,099,280

Unaffiliated Investment Company 0.8%
United States 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (h)(i)	2,464,559	2,464,559

Total Short-Term Investments (Cost $14,563,839)		14,563,839

Total Investments, Before Investments Sold Short (Cost $294,014,497)	99.4%	310,501,290

Investments Sold Short (0.0%) ‡
Common Stocks Sold Short (0.0%) ‡
Australia (0.0%) ‡
Virgin Australia International Holdings Pty, Ltd. (Airlines) (a)(b)(c)(d)	(444,108)	(30)

China (0.0%) ‡
Boshiwa International Holding, Ltd. (Specialty Retail) (a)(b)(c)(d)	(86,000)	(2,768)

Hong Kong (0.0%) ‡
Anxin-China Holdings, Ltd. (Electronic Equipment, Instruments & Components) (a)(b)(c)(d)	(1,608,000)	(20,704)

Total Common Stocks Sold Short (Proceeds $310,474)		(23,502)

	Number of Rights
Rights Sold Short (0.0%) ‡
Austria (0.0%) ‡
Intercell A.G. (Biotechnology) (a)(b)(c)(d)	(19,159)	(2)

Total Rights Sold Short (Proceeds $0)		(2)

	Number of Warrants
Warrants Sold Short 0.0% ‡
Singapore 0.0% ‡
Ezion Holdings, Ltd. Expires 4/13/23 (Energy Equipment & Services) (a)(b)(c)(d)	(2,005,620)	-

Total Warrants Sold Short (Proceeds $0)		-

Total Investments Sold Short (Proceeds $310,474)		(23,504)

Total Investments, Net of Investments Sold Short (Cost $293,704,023)	99.4%	310,477,786
Other Assets, Less Liabilities	0.6	2,004,552
Net Assets	100.0%	$312,482,338

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2020, the total market value of the fair valued securities was $592,911, which represented 0.2% of the Fund's net assets.
(c)	Illiquid security - As of January 31, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $592,911, which represented 0.2% of the Fund's net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $7,730,708; the total market value of collateral held by the Fund was $8,158,261. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,693,702.
(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(g)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(h)	Current yield as of January 31, 2020.
(i)	Represents a security purchased with cash collateral received for securities on loan.

Swap Contracts

Open OTC total return equity swap contracts as of January 31, 2020 were as follows1:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)	Unrealized Appreciation
Australia
Citigroup	Australia & New Zealand Banking Group	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	$1,439	$3,810
Citigroup	Bingo Industries, Ltd.	1 month LIBOR BBA minus 1.245%	1/19/2021	Monthly	(922)	61,201
Citigroup	Carnarvon Petroleum, Ltd.	1 month LIBOR BBA minus 4.232%	1/19/2021	Monthly	(464)	3,666
Citigroup	Cleanaway Waste Management, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(384)	3,312
Citigroup	Coca-Cola Amatil, Ltd.	1 month LIBOR BBA plus 0.471%	1/19/2021	Monthly	1,781	61,334
Citigroup	Cooper Energy, Ltd.	1 month LIBOR BBA minus 2.128%	1/19/2021	Monthly	(803)	93,128
Citigroup	Corporate Travel Management, Ltd.	1 month LIBOR BBA minus 1.25%	1/19/2021	Monthly	(573)	88,282
Citigroup	CSL, Ltd.	1 month LIBOR BBA plus 0.244%	1/19/2021	Monthly	4,161	292,960
Citigroup	Fortescue Metals Group, Ltd.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	2,039	55,188
Citigroup	G8 Education, Ltd.	1 month LIBOR BBA minus 0.75%	1/19/2021	Monthly	(352)	21,845
Citigroup	Jumbo Interactive, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(446)	71,611
Citigroup	Karoon Energy, Ltd.	1 month LIBOR BBA minus 1.27%	1/19/2021	Monthly	(540)	19,742
Citigroup	Mayne Pharma Group, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(639)	7,896
Citigroup	Mount Gibson Iron, Ltd.	1 month LIBOR BBA minus 0.687%	1/19/2021	Monthly	(107)	5,282
Citigroup	nearmap, Ltd.	1 month LIBOR BBA minus 3.669%	1/19/2021	Monthly	(963)	390,713
Citigroup	Netwealth Group, Ltd.	1 month LIBOR BBA minus 0.75%	1/19/2021	Monthly	(222)	4,593
Citigroup	Nufarm, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(914)	53,874
Citigroup	oOh!media, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(471)	66,759
Citigroup	Pact Group Holdings, Ltd.	1 month LIBOR BBA minus 0.791%	1/19/2021	Monthly	(540)	8,633
Citigroup	Pinnacle Investment Management Group, Ltd.	1 month LIBOR BBA minus 5.50%	1/19/2021	Monthly	(253)	1,358
Citigroup	Resolute Mining, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(640)	3,785
Citigroup	Sims Metal Management, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(954)	63,639
Citigroup	Wesfarmers, Ltd.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	711	40,351
Austria
Citigroup	Schoeller-Bleckmann Oilfield Equipment A.G.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(1,006)	224,496
Belgium
Citigroup	Euronav NV	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(107)	13,916
Citigroup	Ion Beam Applications S.A.	1 month LIBOR BBA minus 5.50%	1/19/2021	Monthly	(208)	43,843
Citigroup	Melexis NV	1 month LIBOR BBA minus 2.621%	1/19/2021	Monthly	(180)	7,491
Denmark
Citigroup	FLSmidth & Co. A/S	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(843)	121,642
Citigroup	NKT A/S	1 month LIBOR BBA minus 4.50%	1/19/2021	Monthly	(265)	5,395
France
Citigroup	CGG S.A.	1 month LIBOR BBA minus 0.474%	1/19/2021	Monthly	(912)	69,388
Citigroup	DBV Technologies S.A.	1 month LIBOR BBA minus 8.709%	1/19/2021	Monthly	(235)	17,664
Citigroup	Devoteam S.A.	1 month LIBOR BBA minus 0.694%	1/19/2021	Monthly	(283)	30,174
Citigroup	Elior Group S.A.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(151)	5,880
Citigroup	Europcar Groupe S.A.	1 month LIBOR BBA minus 1.148%	1/19/2021	Monthly	(887)	137,206
Citigroup	Safran S.A.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	2,837	113,746
Citigroup	SMCP S.A.	1 month LIBOR BBA minus 3.00%	1/19/2021	Monthly	(182)	29,967
Citigroup	Solocal Group	1 month LIBOR BBA minus 1.50%	1/19/2021	Monthly	(471)	76,382
Citigroup	Technicolor S.A., Registered	1 month LIBOR BBA minus 2.00%	1/19/2021	Monthly	(494)	35,891
Citigroup	Trigano S.A.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(945)	85,384
Citigroup	Vallourec S.A.	1 month LIBOR BBA minus 5.50%	1/19/2021	Monthly	(954)	128,675
Germany
Citigroup	Isra Vision A.G.	1 month LIBOR BBA minus 0.651%	1/19/2021	Monthly	(692)	74,102
Citigroup	1 &1 Drillisch A.G.	1 month LIBOR BBA minus 2.00%	1/19/2021	Monthly	(933)	27,452
Citigroup	Aumann A.G.	1 month LIBOR BBA minus 8.75%	1/19/2021	Monthly	(256)	23,325
Citigroup	AURELIUS Equity Opportunities SE & Co KGaA	1 month LIBOR BBA minus 3.50%	1/19/2021	Monthly	(115)	13,370
Citigroup	GRENKE A.G.	1 month LIBOR BBA minus 3.406%	1/19/2021	Monthly	(955)	26,059
Citigroup	Heidelberger Druckmaschinen A.G.	1 month LIBOR BBA minus 4.681%	1/19/2021	Monthly	(277)	77,001
Citigroup	Jenoptik A.G.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(533)	33,472
Citigroup	Pfeiffer Vacuum Technology A.G.	1 month LIBOR BBA minus 0.808%	1/19/2021	Monthly	(186)	12,474
Citigroup	Rheinmetall A.G.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(948)	67,925
Citigroup	SGL Carbon S.E.	1 month LIBOR BBA minus 4.50%	1/19/2021	Monthly	(451)	78,757
Citigroup	Wirecard A.G.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	2,159	518,233
Citigroup	zooplus A.G.	1 month LIBOR BBA minus 3.767%	1/19/2021	Monthly	(743)	24,488
Hong Kong
Citigroup	Esprit Holdings, Ltd.	1 month LIBOR BBA minus 0.827%	1/19/2021	Monthly	(87)	11,730
Citigroup	Li & Fung, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(508)	94,576
Citigroup	Sa Sa International Holdings, Ltd.	1 month LIBOR BBA minus 7.00%	1/19/2021	Monthly	(759)	187,120
Italy
Citigroup	Banco BPM S.p.A.	1 month LIBOR BBA minus 1.096%	1/19/2021	Monthly	(961)	92,843
Citigroup	Credito Valtellinese S.p.A.	1 month LIBOR BBA minus 5.50%	1/19/2021	Monthly	(333)	36,787
Citigroup	Datalogic S.p.A.	1 month LIBOR BBA minus 0.816%	1/19/2021	Monthly	(191)	27,522
Citigroup	De'Longhi S.p.A.	1 month LIBOR BBA minus 0.444%	1/19/2021	Monthly	(996)	98,635
Citigroup	Fila S.p.A.	1 month LIBOR BBA minus 2.19%	1/19/2021	Monthly	(269)	37,403
Citigroup	Maire Tecnimont S.p.A.	1 month LIBOR BBA minus 2.759%	1/19/2021	Monthly	(346)	26,648
Citigroup	Salvatore Ferragamo S.p.A.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(861)	88,270
Citigroup	Tamburi Investment Partners S.p.A.	1 month LIBOR BBA minus 0.49%	1/19/2021	Monthly	(53)	1,101
Japan
Citigroup	Fuji Seal International, Inc.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(673)	45,610
Citigroup	Japan Display, Inc.	1 month LIBOR BBA minus 20.00%	1/19/2021	Monthly	(418)	21,294
Citigroup	Kawasaki Kisen Kaisha, Ltd.	1 month LIBOR BBA minus 0.712%	1/19/2021	Monthly	(711)	145,385
Citigroup	Open Door, Inc.	1 month LIBOR BBA minus 2.646%	1/19/2021	Monthly	(441)	62,412
Citigroup	Sanoh Industrial Co., Ltd.	1 month LIBOR BBA minus 4.50%	1/19/2021	Monthly	(616)	129,564
Citigroup	SoftBank Group Corp.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	520	5,482
Citigroup	Sony Corp.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	2,729	126,082
Citigroup	Uzabase, Inc.	1 month LIBOR BBA minus 5.816%	1/19/2021	Monthly	(587)	433
Citigroup	WATAMI Co., Ltd.	1 month LIBOR BBA minus 0.75%	1/19/2021	Monthly	(138)	2,109
Malta
Citigroup	Kambi Group PLC	1 month LIBOR BBA minus 3.174%	1/19/2021	Monthly	(432)	118,398
Netherlands
Citigroup	AMG Advanced Metallurgical Group N.V.	1 month LIBOR BBA minus 6.098%	1/19/2021	Monthly	(949)	34,854
Citigroup	OCI N.V.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(588)	89,902
Norway
Citigroup	Aker Solutions ASA	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(537)	105,240
Citigroup	Borr Drilling, Ltd.	1 month LIBOR BBA minus 1.994%	1/19/2021	Monthly	(989)	383,479
Citigroup	BW Offshore, Ltd.	1 month LIBOR BBA minus 0.75%	1/19/2021	Monthly	(913)	194,394
Citigroup	FLEX LNG, Ltd.	1 month LIBOR BBA minus 3.112%	1/19/2021	Monthly	(798)	128,394
Citigroup	Hexagon Composites ASA	1 month LIBOR BBA minus 3.06%	1/19/2021	Monthly	(318)	20,378
Citigroup	Leroy Seafood Group ASA	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(320)	121
Citigroup	Northern Drilling, Ltd.	1 month LIBOR BBA minus 1.25%	1/19/2021	Monthly	(39)	9,866
Singapore
Citigroup	COSCO Shipping International Singapore Co., Ltd.	1 month LIBOR BBA minus 10.583%	1/19/2021	Monthly	(4,559)	659
Spain
Citigroup	Iberdrola S.A.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	3,003	212,234
Citigroup	Liberbank S.A.	1 month LIBOR BBA minus 0.438%	1/19/2021	Monthly	(428)	27,914
Citigroup	Masmovil Ibercom S.A.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(932)	52,049
Citigroup	Tubacex S.A.	1 month LIBOR BBA minus 2.60%	1/19/2021	Monthly	(204)	27,124
Sweden
Citigroup	Skandinaviska Enskilda Banken A.B.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	2,587	110,311
Citigroup	Skanska A.B., Class B	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	1,869	48,294
Citigroup	Tobii A.B.	1 month LIBOR BBA minus 7.13%	1/19/2021	Monthly	(189)	8,210
Switzerland
Citigroup	Aryzta A.G.	1 month LIBOR BBA minus 0.435%	1/19/2021	Monthly	(976)	44,106
Citigroup	Autoneum Holding A.G.	1 month LIBOR BBA minus 1.213%	1/19/2021	Monthly	(427)	4,624
Citigroup	EFG International A.G.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(79)	4,266
Citigroup	Interroll Holding A.G., Registered	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(166)	26,609
Citigroup	Komax Holding A.G., Registered	1 month LIBOR BBA minus 1.669%	1/19/2021	Monthly	(583)	104,585
Citigroup	Nestle S.A., Registered	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	8,795	410,843
United Kingdom
Citigroup	Ascential PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(428)	25,581
Citigroup	Aston Martin Lagonda Global Holdings PLC	1 month LIBOR BBA minus 5.33%	1/19/2021	Monthly	(1,123)	69,267
Citigroup	British American Tobacco PLC	1 month LIBOR BBA plus 0.35%	1/19/2021	Monthly	4,199	274,086
Citigroup	Cairn Energy PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(969)	99,825
Citigroup	Capita PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(906)	169,818
Citigroup	CYBG PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(1,115)	169,958
Citigroup	Elementis PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(602)	147,906
Citigroup	Energean Oil & Gas PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(208)	34,248
Citigroup	GlaxoSmithKline PLC	1 month LIBOR BBA plus 0.35%	1/19/2021	Monthly	2,733	8,897
Citigroup	Hunting PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(385)	69,698
Citigroup	Just Group PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(988)	12,982
Citigroup	Mitie Group PLC	1 month LIBOR BBA minus 0.473%	1/19/2021	Monthly	(281)	34,397
Citigroup	On The Beach Group PLC	1 month LIBOR BBA minus 0.638%	1/19/2021	Monthly	(493)	102,617
Citigroup	Restaurant Group PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(1,018)	152,660
Citigroup	Saga PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(98)	15,270
Citigroup	Sanne Group PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(463)	68,199
Citigroup	SIG PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(276)	68,736
Citigroup	SolGold PLC	1 month LIBOR BBA minus 6.50%	1/19/2021	Monthly	(41)	1,375
Citigroup	Stobart Group, Ltd.	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(570)	59,027
Citigroup	Superdry PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(737)	156,899
Citigroup	Victrex PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(358)	28,782
						$8,724,848

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)	Unrealized Depreciation
Australia
Citigroup	Adelaide Brighton, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	$(183)	$(5,058)
Citigroup	Afterpay Touch Group, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(628)	(193,534)
Citigroup	Aurizon Holdings, Ltd.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	1,598	(28,776)
Citigroup	Avita Medical, Ltd.	1 month LIBOR BBA minus 3.50%	1/19/2021	Monthly	(344)	(40,699)
Citigroup	Bega Cheese, Ltd.	1 month LIBOR BBA minus 2.03%	1/19/2021	Monthly	(875)	(21,628)
Citigroup	Costa Group Holdings, Ltd.	1 month LIBOR BBA minus 0.606%	1/19/2021	Monthly	(899)	(86,291)
Citigroup	Emeco Holdings, Ltd.	1 month LIBOR BBA minus 1.088%	1/19/2021	Monthly	(683)	(42,021)
Citigroup	Galaxy Resources, Ltd.	1 month LIBOR BBA minus 9.225%	1/19/2021	Monthly	(207)	(26,265)
Citigroup	Harvey Norman Holdings, Ltd.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	1,256	(26,556)
Citigroup	HUB24, Ltd.	1 month LIBOR BBA minus 5.317%	1/19/2021	Monthly	(532)	(4,938)
Citigroup	IMF Bentham, Ltd.	1 month LIBOR BBA minus 3.50%	1/19/2021	Monthly	(224)	(33,022)
Citigroup	Link Administration Holdings, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(830)	(118,706)
Citigroup	Opthea, Ltd.	1 month LIBOR BBA minus 6.00%	1/19/2021	Monthly	(6)	(1,063)
Citigroup	Origin Energy, Ltd.	1 month LIBOR	1/19/2021	Monthly	2,268	(199,283)
Citigroup	Orocobre, Ltd.	1 month LIBOR BBA minus 8.294%	1/19/2021	Monthly	(287)	(31,447)
Citigroup	Pilbara Minerals, Ltd.	1 month LIBOR BBA minus 20.00%	1/19/2021	Monthly	(60)	(6,781)
Citigroup	PolyNovo, Ltd.	1 month LIBOR BBA minus 0.846%	1/19/2021	Monthly	(678)	(197,178)
Citigroup	Reliance Worldwide Corp., Ltd.	1 month LIBOR BBA minus 1.25%	1/19/2021	Monthly	(804)	(29,678)
Citigroup	Rio Tinto, Ltd.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	1,841	(122,046)
Citigroup	Silver Lake Resources, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(615)	(89,009)
Citigroup	Zip Co., Ltd.	1 month LIBOR BBA minus 4.457%	1/19/2021	Monthly	(882)	(107,722)
Austria
Citigroup	FACC A.G.	1 month LIBOR BBA minus 1.015%	1/19/2021	Monthly	(379)	(17,488)
Citigroup	S&T A.G.	1 month LIBOR BBA minus 1.046%	1/19/2021	Monthly	(836)	(135,050)
Denmark
Citigroup	Ambu A/S	1 month LIBOR BBA minus 2.941%	1/19/2021	Monthly	(961)	(117,407)
Citigroup	Sydbank A/S	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(151)	(9,772)
France
Citigroup	L'Oreal S.A.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	3,020	(68,027)
Citigroup	LVMH Moet Hennessy Louis Vuitton S.E.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	4,541	(112,383)
Citigroup	Peugeot S.A.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	2,795	(378,707)
Citigroup	Sanofi	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	3,173	(114,241)
Citigroup	Societe Generale S.A.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	2,590	(145,158)
Citigroup	TOTAL S.A.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	1,666	(168,491)
Germany
Citigroup	AIXTRON S.E.	1 month LIBOR BBA minus 1.086%	1/19/2021	Monthly	(830)	(96,283)
Citigroup	Allianz S.E., Registered	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	903	(33,169)
Citigroup	Basler A.G.	1 month LIBOR BBA minus 17.50%	1/19/2021	Monthly	(46)	(2,390)
Citigroup	Deutsche Telekom A.G., Registered	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	602	(14,211)
Citigroup	Evotec A.G.	1 month LIBOR BBA minus 3.367%	1/19/2021	Monthly	(946)	(43,168)
Citigroup	Hypoport A.G.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(45)	(636)
Citigroup	LEONI A.G.	1 month LIBOR BBA minus 8.07%	1/19/2021	Monthly	(711)	(17,379)
Citigroup	New Work S.E.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(272)	(21,637)
Citigroup	S.A.P S.E.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	3,298	(96,292)
Hong Kong
Citigroup	AIA Group, Ltd.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	2,749	(167,811)
Citigroup	Prada S.p.A.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(955)	(13,847)
Italy
Citigroup	Brunello Cucinelli S.p.A.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(375)	(1,498)
Japan
Citigroup	Demae-Can Co., Ltd.	1 month LIBOR BBA minus 5.267%	1/19/2021	Monthly	(458)	(6,298)
Citigroup	Anicom Holdings, Inc.	1 month LIBOR BBA minus 1.75%	1/19/2021	Monthly	(236)	(22,600)
Citigroup	Chiyoda Corp.	1 month LIBOR BBA minus 15.00%	1/19/2021	Monthly	(252)	(42,443)
Citigroup	Toyota Motor Corp.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	4,439	(48,523)
Citigroup	Vector, Inc.	1 month LIBOR BBA minus 1.53%	1/19/2021	Monthly	(553)	(94,952)
Mexico
Citigroup	Fresnillo PLC	1 month LIBOR BBA minus 1.702%	1/19/2021	Monthly	(934)	(122,608)
Netherlands
Citigroup	Koninklijke Philips N.V.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	1,513	(74,144)
Norway
Citigroup	Bonheur ASA	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(92)	(5,948)
Citigroup	NEL ASA	1 month LIBOR BBA minus 6.687%	1/19/2021	Monthly	(1,548)	(198,389)
Citigroup	Nordic Semiconductor ASA	1 month LIBOR BBA minus 2.00%	1/19/2021	Monthly	(282)	(1,872)
Citigroup	Scatec Solar ASA	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(211)	(84,450)
Spain
Citigroup	ACS Actividades de Construccion y Servicios S.A.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	1,558	(252,927)
Citigroup	Ence Energia y Celulosa S.A.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(113)	(83)
Citigroup	Solaria Energia y Medio Ambiente S.A.	1 month LIBOR BBA minus 2.00%	1/19/2021	Monthly	(869)	(203,663)
Sweden
Citigroup	Attendo A.B.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(890)	(6,020)
Citigroup	Hansa Medical A.B.	1 month LIBOR BBA minus 5.703%	1/19/2021	Monthly	(417)	(12,618)
Citigroup	Oncopeptides A.B.	1 month LIBOR BBA minus 8.84%	1/19/2021	Monthly	(695)	(9,097)
Switzerland
Citigroup	Basilea Pharmaceutica A.G., Registered	1 month LIBOR BBA minus 1.243%	1/19/2021	Monthly	(794)	(144,195)
Citigroup	COMET Holding A.G., Registered	1 month LIBOR BBA minus 5.487%	1/19/2021	Monthly	(854)	(16,747)
Citigroup	GAM Holding A.G.	1 month LIBOR BBA minus 0.439%	1/19/2021	Monthly	(634)	(48,859)
Citigroup	Leonteq A.G.	1 month LIBOR BBA minus 0.812%	1/19/2021	Monthly	(452)	(49,946)
Citigroup	Zur Rose Group A.G.	1 month LIBOR BBA minus 1.566%	1/19/2021	Monthly	(820)	(155,084)
United Kingdom
Citigroup	BP PLC	1 month LIBOR BBA plus 0.35%	1/19/2021	Monthly	1,861	(86,161)
Citigroup	HSBC Holdings PLC	1 month LIBOR BBA plus 0.35%	1/19/2021	Monthly	2,402	(169,235)
Citigroup	Just Eat PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(982)	(75,060)
Citigroup	Lloyds Banking Group PLC	1 month LIBOR BBA plus 0.35%	1/19/2021	Monthly	2,353	(242,084)
Citigroup	Metro Bank PLC	1 month LIBOR BBA minus 13.908%	1/19/2021	Monthly	(145)	(14,982)
Citigroup	Provident Financial PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(821)	(14,129)
Citigroup	Renishaw PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(978)	(12,620)
Citigroup	Rio Tinto PLC, Registered	1 month LIBOR BBA plus 0.35%	1/19/2021	Monthly	3,360	(281,009)
Citigroup	Royal Dutch Shell PLC, Class A	1 month LIBOR BBA plus 0.35%	1/19/2021	Monthly	2,563	(274,056)
Citigroup	Royal Dutch Shell PLC, Class B	1 month LIBOR BBA plus 0.35%	1/19/2021	Monthly	1,431	(148,543)
Citigroup	TalkTalk Telecom Group PLC	1 month LIBOR BBA minus 1.50%	1/19/2021	Monthly	(189)	(7,383)
						$(6,113,474)

1. As of January 31, 2020, cash in the amount $3,102,853 was pledged from brokers for OTC swap contracts.

2. Fund pays the floating rate and receives the total return of the reference entity.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
EAFE	—Europe, Australasia and Far East
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
MSCI	—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Common Stocks (b)	$289,319,601	$616,415	$—	$289,936,016
Exchange-Traded Funds	359,120	—	—	359,120
Preferred Stocks	5,642,315	—	—	5,642,315
Short-Term Investments
Affiliated Investment Company	12,099,280	—	—	12,099,280
Unaffiliated Investment Company	2,464,559	—	—	2,464,559
Total Short-Term Investments	14,563,839	—	—	14,563,839
Total Investments in Securities	$309,884,875	$616,415	$—	$310,501,290
Other Financial Instruments
Total Return Equity Swap Contracts (c)	—	8,724,848	—	8,724,848
Total Investments in Securities Sold Short and Other Financial Instruments	$309,884,875	$9,341,263	$—	$319,226,138

Liability Valuation Inputs

Common Stocks Sold Short (d)	$—	$—	$(23,502)	$(23,502)
Rights Sold Short (e)	—	—	(2)	(2)
Warrants Sold Short (f)	—	—	0	0
Total Investments in Securities Sold Short	—	—	(23,504)	(23,504)
Other Financial Instruments
Total Return Equity Swap Contracts (c)	—	(6,113,474)	—	(6,113,474)
Total Investments in Securities Sold Short and Other Financial Instruments	$—	$(6,113,474)	$(23,504)	$(6,136,978)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $0 is held in Australia within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

(d)	The Level 3 securities valued at $(30), $(2,768) and $(20,704) are held in Australia, China and Hong Kong, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.

(e)	The Level 3 security valued at $(2) is held in Austria within the Rights Sold Short section of the Portfolio of Investments.

(f)	The Level 3 security valued at $(0) is held in Singapore within the Warrants Sold Short section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2020
Common Stocks Sold Short	$(23,295)	$-	$-	$(207)	$-	$-	$-	$-	$(23,502)	$(207)
Rights Sold Short	(2)	-	-	-	-	-	-	-	(2)	-
Warrants Sold Short	-	-	-	-	-	-	-	-	-	-
Total	$(23,297)	$-	$-	$(207)	$-	$-	$-	$-	$(23,504)	$(207)

MainStay MacKay New York Tax Free Opportunities Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Principal Amount	Value
Municipal Bonds 96.8% †
Long-Term Municipal Bonds 90.1%
Airport 2.9%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	$835,000	$950,063
Series A 5.00%, due 12/15/43	1,750,000	2,150,925
Series A 5.00%, due 12/15/48	2,585,000	3,154,656
Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	1,000,000	1,167,700
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (a)
Series A, Insured: AGM 4.00%, due 7/1/46	5,000,000	5,416,050
Series A 5.00%, due 7/1/41	1,000,000	1,141,800
Series A 5.25%, due 1/1/50	2,000,000	2,285,340
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (a)
Series A 5.00%, due 4/1/23	225,000	250,868
Series A 5.00%, due 4/1/24	490,000	562,574
Series A 5.00%, due 4/1/27	610,000	699,548
Series A 5.00%, due 4/1/29	925,000	1,134,030
Series A 5.00%, due 4/1/30	375,000	473,786
Series A 5.00%, due 4/1/31	350,000	440,066
Series A 5.00%, due 4/1/32	400,000	501,556
Series A 5.00%, due 4/1/34	450,000	560,939
Series A 5.00%, due 4/1/35	400,000	496,980
Series A 5.00%, due 4/1/36	600,000	743,322
Series A 5.00%, due 4/1/38	375,000	461,048
Ogdensburg Bridge & Port Authority, Revenue Bonds 5.75%, due 7/1/47 (a)(b)	2,295,000	2,433,480
		25,024,731
Development 5.1%
Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series A 5.375%, due 10/1/41	855,000	900,101
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(b)	1,000,000	1,118,710
Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,100,800
5.00%, due 8/1/42	1,000,000	1,100,800
Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds 5.00%, due 7/1/39	1,000,000	1,141,840
Dutchess County Local Development Corp., Revenue Bonds Series A 5.00%, due 7/1/34	500,000	587,930
New York City Industrial Development Agency, Revenue Bonds 5.00%, due 7/1/28 (a)	1,500,000	1,616,745
New York City, Trust for Cultural Resource, Alvin Ailey Dance Foundation, Revenue Bonds Series A 4.00%, due 7/1/46	1,515,000	1,658,410
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
Class 1 2.45%, due 9/15/69	4,085,000	4,236,022
Class 3 2.80%, due 9/15/69	10,000,000	10,398,400
New York Liberty Development Corp., Goldman Sachs Headquarters, Revenue Bonds 5.50%, due 10/1/37	700,000	1,032,136
New York Liberty Development Corp., World Trade Center, Revenue Bonds
Class 2 5.00%, due 9/15/43	1,040,000	1,117,251
Class 3 5.00%, due 3/15/44	1,500,000	1,610,310
Class 2 5.375%, due 11/15/40 (b)	1,500,000	1,699,635
Class 3 7.25%, due 11/15/44 (b)	2,500,000	2,979,575
New York Transportation Development Corp., American Airlines-JFK International Airport, Revenue Bonds 5.00%, due 8/1/31 (a)	2,300,000	2,407,364
New York Transportation Development Corp., LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds 5.00%, due 1/1/34 (a)	1,100,000	1,344,046
Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
5.50%, due 12/1/31	970,000	1,009,091
6.00%, due 12/1/36	1,640,000	1,712,882
6.00%, due 12/1/42	730,000	760,112
Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	3,265,000	3,736,042
		43,268,202
Education 3.4%
Albany Capital Resource Corp., Albany Leadership Charter School for Girls Project, Revenue Bonds 5.00%, due 6/1/49	2,380,000	2,639,396
Albany Industrial Development Agency, Brighter Choice Charter School, Revenue Bonds
Series A 5.00%, due 4/1/27	1,375,000	1,377,860
Series A 5.00%, due 4/1/37	1,000,000	1,001,530
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
5.00%, due 8/1/37	1,325,000	1,490,267
5.00%, due 8/1/47	1,540,000	1,706,043
5.00%, due 8/1/52	1,035,000	1,142,992
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (b)
Series A 5.125%, due 5/1/38	800,000	906,416
Series A 5.50%, due 5/1/48	1,500,000	1,716,555
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (b)
Series A 5.00%, due 6/1/47	3,100,000	3,434,738
Series A 5.00%, due 6/1/52	1,500,000	1,658,055
Build NYC Resource Corp., Revenue Bonds
Series A 5.00%, due 6/1/32 (b)	1,000,000	1,131,740
Series A 5.00%, due 6/1/37 (b)	1,500,000	1,681,650
5.00%, due 7/1/45	1,120,000	1,301,754
New York State Dormitory Authority, Brooklyn Law School, Revenue Bonds Series A 5.00%, due 7/1/33	1,650,000	2,096,176
New York State Dormitory Authority, Revenue Bonds Insured: AMBAC 4.625%, due 7/1/36	200,000	200,062
Rensselaer NY, City School District, Certificates of Participation
Insured: AGM 4.00%, due 6/1/34	650,000	736,327
Insured: AGM 4.00%, due 6/1/35	850,000	959,939
Riverhead Industrial Development Agency, Revenue Bonds
7.00%, due 8/1/43	575,000	650,584
7.00%, due 8/1/48	665,000	750,745
Syracuse Industrial Development Agency, Revenue Bonds Insured: State Aid Withholding Series A 5.50%, due 4/1/43	1,000,000	1,076,750
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A 4.00%, due 10/15/29	200,000	219,360
Series A 5.00%, due 10/15/39	420,000	481,450
Series A 5.00%, due 10/15/49	640,000	723,392
		29,083,781
Facilities 0.3%
Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	2,146,640

General 14.4%
Battery Park City Authority, Revenue Bonds Series A 4.00%, due 11/1/44	4,355,000	5,127,403
Build NYC Resource Corp., Bronx Charter School for Excellence, Revenue Bonds Series A 5.50%, due 4/1/43	1,160,000	1,258,530
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds 7.50%, due 8/20/40	1,200,000	951,000
Guam Government, Business Privilege Tax, Revenue Bonds
Series D 4.00%, due 11/15/39	545,000	578,964
Series B-1 5.00%, due 1/1/32	1,070,000	1,129,620
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A 4.00%, due 2/15/44	4,000,000	4,546,920
Series A 5.00%, due 2/15/42	7,500,000	9,159,150
5.25%, due 2/15/47	1,400,000	1,458,860
5.75%, due 2/15/47	1,570,000	1,646,984
New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds Insured: AMBAC 5.00%, due 1/1/46	2,300,000	2,327,393
New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
Insured: AMBAC 5.00%, due 1/1/31	465,000	470,543
Insured: AMBAC 5.00%, due 1/1/36	1,780,000	1,801,235
Insured: AMBAC 5.00%, due 1/1/39	560,000	566,681
Insured: AGC 6.375%, due 1/1/39	500,000	502,030
New York City Industrial Development Agency, United Jewish Appeal, Revenue Bonds 5.00%, due 7/1/34	1,000,000	1,074,750
New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
Insured: AGC (zero coupon), due 3/1/40	380,000	219,461
Insured: AGC (zero coupon), due 3/1/44	1,065,000	524,576
Insured: AGC (zero coupon), due 3/1/45	200,000	94,652
Insured: AGC (zero coupon), due 3/1/46	3,800,000	1,730,064
Insured: AGC (zero coupon), due 3/1/47	1,115,000	487,389
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Insured: State Aid Withholding Series S-1 4.00%, due 7/15/36	1,500,000	1,729,335
Insured: State Aid Withholding Series S-3 4.00%, due 7/15/46	2,905,000	3,292,120
Insured: State Aid Withholding Series S-3 5.00%, due 7/15/43	2,500,000	3,090,125
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Series C-1 4.00%, due 11/1/42	7,000,000	8,115,660
New York City Trust for Cultural Resources, American Museum of National History, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,155,170
New York City Trust For Cultural Resources, The Museum of Modern Art, Revenue Bonds 4.00%, due 4/1/30	1,200,000	1,417,896
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds Series A (zero coupon), due 11/15/47	6,500,000	3,055,650
New York Convention Center Development Corp., Revenue Bonds 5.00%, due 11/15/40	1,620,000	1,943,871
New York Liberty Development Corp., World Trade Center, Revenue Bonds 5.75%, due 11/15/51	1,500,000	1,622,820
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series D 4.00%, due 2/15/47	3,500,000	4,057,550
Series D 4.00%, due 2/15/49	12,000,000	13,879,200
New York State Urban Development Corp., Bidding Group 3, Revenue Bonds Series A 4.00%, due 3/15/44	11,320,000	13,179,084
Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	400,000	401,128
Puerto Rico Infrastructure Financing Authority, Revenue Bonds Series C, Insured: AMBAC 5.50%, due 7/1/24	650,000	710,645
Puerto Rico Municipal Finance Agency, Revenue Bonds Series C, Insured: AGC 5.25%, due 8/1/23	100,000	107,760
Puerto Rico Sales Tax Financing Corp., Revenue Bonds Series A-1 5.00%, due 7/1/58	9,835,000	11,083,062
Schenectady Metroplex Development Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/33	1,000,000	1,148,210
Territory of Guam, Hotel Occupancy Tax, Revenue Bonds Series A 6.00%, due 11/1/26	3,000,000	3,178,140
Territory of Guam, Revenue Bonds
Series A 5.125%, due 1/1/42	3,000,000	3,165,390
Series A 6.50%, due 11/1/40	2,500,000	2,648,750
Territory of Guam, Section 30, Revenue Bonds Series A 5.00%, due 12/1/34	1,020,000	1,202,386
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A-1 5.00%, due 10/1/24	1,000,000	1,002,260
Series A 5.00%, due 10/1/25	410,000	412,595
Subseries A 6.00%, due 10/1/39	655,000	655,000
Series A 6.625%, due 10/1/29	775,000	776,969
Series A 6.75%, due 10/1/37	1,630,000	1,633,130
Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,415,000	1,546,312
		121,866,423
General Obligation 10.8%
Buffalo NY, Limited General Obligation
Series A 5.00%, due 4/1/27	500,000	617,695
Series A 5.00%, due 4/1/28	400,000	491,980
City of New York NY, Unlimited General Obligation Subseries A-1 4.00%, due 8/1/40	12,000,000	14,067,480
City of New York, Unlimited General Obligation Series B-1 4.00%, due 10/1/41	500,000	571,415
City of Newburgh NY, Limited General Obligation
Series A, Insured: AGM 3.50%, due 7/15/36	725,000	767,876
Series A 5.50%, due 6/15/31	500,000	543,720
City of Ogdensburg NY, Public Improvement, Limited General Obligation
5.50%, due 4/15/23	40,000	42,919
5.50%, due 4/15/24	45,000	49,020
5.50%, due 4/15/26	50,000	55,134
5.50%, due 4/15/28	55,000	59,919
City of Plattsburgh NY, Limited General Obligation
Series B, Insured: AGM 5.00%, due 9/15/21	450,000	478,517
Series B, Insured: AGM 5.00%, due 9/15/22	455,000	501,446
Series B, Insured: AGM 5.00%, due 9/15/24	510,000	598,556
Series B, Insured: AGM 5.00%, due 9/15/25	470,000	568,752
Series B, Insured: AGM 5.00%, due 9/15/26	395,000	491,104
City of Poughkeepsie NY, Limited General Obligation 5.00%, due 6/1/31	600,000	685,056
City of Yonkers NY, Limited General Obligation
Series A, Insured: BAM 4.00%, due 9/1/31	1,500,000	1,755,090
Series A, Insured: BAM 4.00%, due 5/1/35	1,550,000	1,843,973
Series A, Insured: BAM 4.00%, due 5/1/36	1,700,000	2,006,187
Series A, Insured: BAM 4.00%, due 5/1/37	2,000,000	2,342,640
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: NATL-RE 5.00%, due 7/1/28	150,000	154,002
Series A, Insured: AGM 5.00%, due 7/1/35	835,000	893,392
Insured: AGM 5.25%, due 7/1/20	375,000	380,003
Series A, Insured: AGM 5.25%, due 7/1/24	150,000	156,074
Series A, Insured: AGM 5.375%, due 7/1/25	340,000	354,351
County of Clinton, Limited General Obligation Insured: AGM 4.00%, due 6/1/38 (a)	1,500,000	1,637,895
County of Nassau NY, Limited General Obligation
Series A 4.00%, due 4/1/27	1,000,000	1,037,520
Series B, Insured: AGM 5.00%, due 4/1/49	10,000,000	12,578,100
County of Rockland NY, Limited General Obligation
Insured: AGM 4.00%, due 5/1/44	915,000	1,018,624
Insured: AGM 4.00%, due 5/1/45	950,000	1,055,640
Insured: AGM 4.00%, due 5/1/46	985,000	1,092,463
Insured: AGM 4.00%, due 5/1/48	1,065,000	1,178,689
Insured: BAM 5.00%, due 6/1/24	500,000	588,000
Insured: BAM 5.00%, due 6/1/25	560,000	680,658
Insured: BAM 5.00%, due 6/1/26	550,000	687,505
Glens Falls NY, Limited General Obligation
Insured: AGM 4.00%, due 1/15/31	500,000	568,020
Insured: AGM 4.00%, due 1/15/32	315,000	356,016
Insured: AGM 4.00%, due 1/15/33	250,000	280,715
Onondaga County NY, Limited General Obligation
3.00%, due 6/1/39	2,150,000	2,211,533
3.25%, due 4/15/34	1,250,000	1,314,925
Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 4.75%, due 8/1/22	1,420,000	1,452,120
Suffolk County NY, Limited General Obligation Series A, Insured: BAM 4.00%, due 4/1/33	2,190,000	2,499,929
Suffolk County NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM 3.00%, due 10/15/32	5,480,000	5,848,530
Series B, Insured: AGM 3.00%, due 10/15/33	2,400,000	2,552,352
Series B, Insured: AGM 3.00%, due 10/15/34	5,740,000	6,087,327
Series A, Insured: AGM 3.25%, due 6/1/36	715,000	758,100
Series A, Insured: AGM 3.25%, due 6/1/37	725,000	766,840
Town of Oyster Bay NY, Limited General Obligation
3.00%, due 3/13/20	3,500,000	3,505,635
Insured: AGM 4.00%, due 8/1/30	365,000	388,236
Town of Oyster Bay NY, Public Improvement Project, Limited General Obligation
4.00%, due 2/15/26	3,440,000	3,911,349
Series A, Insured: BAM 5.00%, due 1/15/28	500,000	570,920
Village of Valley Stream NY, Limited General Obligation
Insured: BAM 4.00%, due 4/1/33	490,000	550,206
Insured: BAM 4.00%, due 4/1/34	510,000	571,781
Insured: BAM 4.00%, due 4/1/35	530,000	592,794
Insured: BAM 4.00%, due 4/1/36	550,000	613,200
Insured: BAM 4.00%, due 4/1/37	570,000	633,082
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A 5.00%, due 10/1/32	1,000,000	1,000,000
Series A, Insured: AGM 5.00%, due 10/1/32	1,200,000	1,311,360
Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/29	1,000,000	1,003,750
		91,380,115
Higher Education 14.1%
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,652,115
5.00%, due 8/1/47	240,000	286,486
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds 5.50%, due 11/1/44	2,500,000	2,707,475
Build NYC Resource Corp., New York Law School Project, Revenue Bonds
5.00%, due 7/1/30	3,865,000	4,471,728
5.00%, due 7/1/33	1,520,000	1,747,802
5.00%, due 7/1/41	1,050,000	1,185,870
City of Amherst NY, Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,000,000	1,066,020
5.00%, due 10/1/43	2,000,000	2,297,820
5.00%, due 10/1/48	2,000,000	2,288,160
County of Cattaraugus NY, St. Bonaventure University, Revenue Bonds 5.00%, due 5/1/44	1,200,000	1,333,428
Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds Series A-1 5.00%, due 8/1/46	555,000	555,094
Dutchess County Local Development Corp., Culinary Institute of America Project, Revenue Bonds
Series A-1 5.00%, due 7/1/31	375,000	447,053
5.00%, due 7/1/33	700,000	828,737
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
Series A 5.00%, due 7/1/39	1,000,000	1,114,080
5.00%, due 7/1/43	2,000,000	2,465,060
5.00%, due 7/1/48	4,000,000	4,894,840
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	1,051,900
5.00%, due 7/1/43	1,020,000	1,219,655
5.00%, due 7/1/48	1,100,000	1,308,703
Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,101,240
Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	359,561
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series D 4.00%, due 7/1/43	2,470,000	2,789,741
Series C 4.00%, due 7/1/43	3,000,000	3,388,350
Monroe County NY Industrial Development Corp., Rochester General Hospital, Revenue Bonds 4.00%, due 10/1/47	1,695,000	1,834,939
New York City of Albany Capital Resource Corp., Albany College of Pharmacy & Health Sciences Project, Revenue Bonds Series A 5.00%, due 12/1/33	150,000	173,168
New York State Dormitory Authority, Cornell University, Revenue Bonds Series A 5.00%, due 7/1/40	11,400,000	11,588,328
New York State Dormitory Authority, Culinary Institute of America, Revenue Bonds 6.00%, due 7/1/38	1,500,000	1,529,235
New York State Dormitory Authority, Fordham University, Revenue Bonds
4.00%, due 7/1/46	7,040,000	8,158,656
4.00%, due 7/1/50	6,290,000	7,239,790
Series A 5.00%, due 7/1/41	1,075,000	1,302,502
New York State Dormitory Authority, New York University, Revenue Bonds
Series A 4.00%, due 7/1/43	2,950,000	3,328,986
Series A 4.00%, due 7/1/45	5,800,000	6,734,032
New York State Dormitory Authority, Pace University, Revenue Bonds
Series A 4.00%, due 5/1/33	400,000	424,336
Series A 4.25%, due 5/1/42	450,000	476,816
New York State Dormitory Authority, Rockefeller University, Revenue Bonds Series C 4.00%, due 7/1/49	4,305,000	4,994,274
New York State Dormitory Authority, The New School, Revenue Bonds
Series A 5.00%, due 7/1/35	210,000	249,505
6.00%, due 7/1/50	1,500,000	1,531,650
New York State Dormitory Authority, Touro College & University System, Revenue Bonds 5.00%, due 1/1/42	5,000,000	5,744,950
Oneida County Local Development Corp., Utica College Project, Revenue Bonds 5.00%, due 7/1/49	3,250,000	3,907,962
Onondaga County Trust Cultural Resource Revenue, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/41	5,165,000	6,149,914
4.00%, due 12/1/49	4,000,000	4,694,000
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,000,000	1,059,400
St. Lawrence County Industrial Development Agency, Civic Development Corp., St. Lawrence University, Revenue Bonds Series A 4.00%, due 7/1/43	3,000,000	3,299,670
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,975,000	3,474,681
5.375%, due 9/1/41	200,000	211,088
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds 5.00%, due 8/1/32	1,000,000	1,184,600
		119,853,400
Housing 2.0%
Albany Capital Resource Corp., Empire Commons Student Housing, Inc. Project, Revenue Bonds
Series A 5.00%, due 5/1/29	600,000	736,746
Series A 5.00%, due 5/1/30	350,000	427,998
Series A 5.00%, due 5/1/31	200,000	243,756
City of Amherst NY, UBF Faculty-Student Housing Corp., Revenue Bonds Series S, Insured: AGM 5.00%, due 10/1/45	2,000,000	2,416,060
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds Series A, Insured: AGM 3.25%, due 7/1/27	2,950,000	3,071,422
New York State Dormitory Authority, New York University Dormitory Facilities, Revenue Bonds Series A 4.00%, due 7/1/49	3,050,000	3,479,654
New York State Dormitory Authority, University Facilities, Revenue Bonds 5.00%, due 7/1/43	1,500,000	1,864,560
Onondaga Civic Development Corp., Onondaga Community College, Revenue Bonds
5.00%, due 10/1/20	115,000	117,839
5.00%, due 10/1/22	325,000	355,319
5.00%, due 10/1/24	400,000	462,032
5.00%, due 10/1/25	250,000	296,135
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/29	185,000	227,657
5.00%, due 6/1/30	330,000	403,682
5.00%, due 6/1/31	320,000	388,803
5.00%, due 6/1/37	1,000,000	1,194,030
Westchester County Local Development Corp., Revenue Bonds 5.00%, due 6/1/42	1,000,000	1,179,400
		16,865,093
Medical 11.2%
Build NYC Resource Corp., The Children’s Aid Society Project, Revenue Bonds
4.00%, due 7/1/44	600,000	695,160
4.00%, due 7/1/49	1,300,000	1,493,791
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds Series B 5.00%, due 7/1/46	6,000,000	7,027,320
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
4.00%, due 11/1/31	2,705,000	3,002,523
Series A 4.00%, due 11/1/47	880,000	930,054
Monroe County Industrial Development Corp., Rochester General Hospital, Revenue Bonds
Series A 5.00%, due 12/1/32	540,000	591,565
Series A 5.00%, due 12/1/42	1,000,000	1,086,790
Monroe County NY Industrial Development Corp., Rochester General Hospital, Revenue Bonds 4.00%, due 12/1/37	1,000,000	1,111,290
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island, Revenue Bonds 5.00%, due 7/1/34	250,000	280,443
New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
Series A 4.00%, due 7/1/45	3,490,000	3,915,780
Series A 5.00%, due 7/1/32	600,000	649,056
Series B 5.00%, due 7/1/32	390,000	421,886
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds 4.00%, due 7/1/38	8,500,000	10,066,550
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A 4.00%, due 8/1/36	5,750,000	6,510,207
Series A 4.00%, due 8/1/37	2,750,000	3,105,520
New York State Dormitory Authority, Mount Sinai Hospital Groups, Inc., Revenue Bonds Series A 5.00%, due 7/1/26	2,145,000	2,181,186
New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,609,800
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds Series B-3 5.00%, due 5/1/48 (c)	5,000,000	6,016,550
New York State Dormitory Authority, NYU Langone Hospital, Revenue Bonds 4.00%, due 7/1/40	1,000,000	1,120,020
New York State Dormitory Authority, Orange Regional Medical Center, Revenue Bonds (b)
5.00%, due 12/1/32	800,000	959,968
5.00%, due 12/1/34	3,500,000	4,183,900
5.00%, due 12/1/35	100,000	114,784
New York State Dormitory Authority, Revenue Bonds
Series A 4.00%, due 7/1/50	7,800,000	9,008,688
Series A 4.00%, due 7/1/53	7,800,000	8,996,442
Oneida County NY Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM 3.00%, due 12/1/44	5,000,000	5,093,900
Series A, Insured: AGM 4.00%, due 12/1/32	1,000,000	1,177,950
Series A, Insured: AGM 4.00%, due 12/1/33	1,255,000	1,474,713
Series A, Insured: AGM 4.00%, due 12/1/34	1,585,000	1,857,683
Series A, Insured: AGM 4.00%, due 12/1/36	1,650,000	1,922,069
Series A, Insured: AGM 4.00%, due 12/1/37	1,155,000	1,339,696
Series A, Insured: AGM 4.00%, due 12/1/38	1,000,000	1,156,310
Series A, Insured: AGM 4.00%, due 12/1/49	4,000,000	4,552,680
Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	965,000	1,048,781
Suffolk County Economic Development Corp., Catholic Health Services of Long Island, Revenue Bonds Series C 5.00%, due 7/1/33	250,000	280,768
		94,983,823
Multi-Family Housing 2.9%
New York City Housing Development Corp., Revenue Bonds Series L-2-A 4.00%, due 5/1/44	5,000,000	5,197,800
New York City NY, Housing Development Corp., 8 Spruce Street Multifamily Mortgage, Revenue Bonds Series D 3.00%, due 2/15/48	7,900,000	8,223,900
New York City NY, Housing Development Corp., Multifamily, Sustainable Neighborhood, Revenue Bonds
Series E-1-A 3.40%, due 11/1/47	3,000,000	3,114,900
Series G-1 3.70%, due 11/1/47	1,000,000	1,056,360
Series I-1 4.05%, due 11/1/41	1,000,000	1,085,550
Series I-1 4.15%, due 11/1/46	3,250,000	3,521,635
New York City NY, Housing Development Corp., Revenue Bonds
Series G-1 3.85%, due 11/1/45	615,000	651,254
Series A 5.00%, due 7/1/23	1,300,000	1,467,505
Rensselaer NY Housing Authority, Van Rensselaer & Renwyck Apartments, Revenue Bonds 5.00%, due 12/1/47	175,000	195,489
		24,514,393
Nursing Homes 1.4%
Brookhaven NY Local Development Corp., Jefferson’s Ferry Project, Revenue Bonds 5.25%, due 11/1/36	1,130,000	1,337,208
Monroe County Industrial Development Corp., St. Ann’s Community Project, Revenue Bonds
5.00%, due 1/1/40	2,500,000	2,801,175
5.00%, due 1/1/50	3,000,000	3,328,620
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 5.00%, due 12/1/45	1,625,000	1,783,698
Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds
Series A 5.00%, due 12/1/29	175,000	210,394
Series A 5.00%, due 12/1/34	165,000	193,930
Series A 5.00%, due 12/1/40	175,000	203,166
Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds 5.00%, due 7/1/44	690,000	765,810
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association, Revenue Bonds
5.00%, due 7/1/27	270,000	322,539
5.00%, due 7/1/28	270,000	322,628
5.00%, due 7/1/29	100,000	118,898
5.00%, due 7/1/34	200,000	236,254
		11,624,320
Pollution 0.8%
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AGM 3.25%, due 9/1/39	550,000	587,070
Insured: AGM 3.25%, due 9/1/40	570,000	606,577
Insured: AGM 3.25%, due 9/1/42	610,000	645,746
Insured: AGM 3.25%, due 9/1/43	630,000	665,154
Insured: AGM 3.25%, due 9/1/44	650,000	685,542
Insured: AGM 3.375%, due 9/1/38	535,000	580,908
Insured: AGM 3.50%, due 9/1/37	515,000	569,472
Dutchess County Resource Recovery Agency, Solid Waste System, Revenue Bonds (a)
5.00%, due 1/1/25	1,000,000	1,171,880
5.00%, due 1/1/26	1,000,000	1,203,350
		6,715,699
Power 0.6%
Guam Power Authority, Revenue Bonds
Series A 5.00%, due 10/1/38	2,700,000	3,168,855
Series A 5.00%, due 10/1/40	1,250,000	1,460,450
Puerto Rico Electric Power Authority, Revenue Bonds
Series TT, Insured: NATL-RE 5.00%, due 7/1/23	265,000	270,361
Series TT, Insured: NATL-RE 5.00%, due 7/1/26	215,000	220,558
		5,120,224
School District 0.9%
City of Yonkers NY, Unlimited General Obligation Series B, Insured: BAM 4.00%, due 5/1/39	2,000,000	2,336,100
Genesee Valley Central School District at Angelica Belmont, Unlimited General Obligation Insured: AGM 4.00%, due 6/15/30	665,000	702,300
Harrison NY, Central School District, Unlimited General Obligation
Insured: State Aid Withholding 3.50%, due 3/15/44	1,015,000	1,078,478
Insured: State Aid Withholding 3.50%, due 3/15/45	1,055,000	1,119,566
Insured: State Aid Withholding 3.55%, due 3/15/47	1,130,000	1,199,472
Lackawanna School District, Unlimited General Obligation Insured: BAM 4.00%, due 6/15/32	745,000	824,946
Poughkeepsie NY City School District, Unlimited General Obligation Insured: MAC 3.00%, due 5/1/33	400,000	427,396
		7,688,258
Single Family Housing 0.1%
New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds Series 213 4.25%, due 10/1/47	980,000	1,081,646

Tobacco Settlement 4.1%
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds 5.00%, due 6/1/34	750,000	793,830
Children’s Trust Fund, Asset-Backed, Revenue Bonds
Series A (zero coupon), due 5/15/50	2,500,000	360,700
5.625%, due 5/15/43	2,300,000	2,342,619
Erie County Tobacco Asset Securitization Corp., Revenue Bonds Subseries B (zero coupon), due 6/1/47	18,000,000	2,928,780
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3 5.00%, due 6/1/35	750,000	750,000
Series A-3 5.125%, due 6/1/46	4,015,000	4,038,327
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A 5.00%, due 6/1/42	1,000,000	1,000,120
Series A 5.00%, due 6/1/45	245,000	245,027
New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	1,600,000	541,648
New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds Series B 5.00%, due 6/1/30	135,000	153,962
Niagara Tobacco Asset Securitization Corp., Revenue Bonds 5.25%, due 5/15/40	500,000	536,945
Rockland Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds Series B (zero coupon), due 8/15/50 (b)	13,000,000	1,774,630
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
Series B 5.25%, due 6/1/37	840,000	889,098
Series B 6.00%, due 6/1/48	1,000,000	1,001,400
Series C 6.625%, due 6/1/44	5,300,000	5,582,649
TSASC, Inc., Revenue Bonds
Series B 5.00%, due 6/1/22	500,000	536,280
Series A 5.00%, due 6/1/41	2,000,000	2,280,960
Series B 5.00%, due 6/1/45	8,390,000	8,627,689
Westchester Tobacco Asset Securitization, Revenue Bonds Series B 5.00%, due 6/1/41	250,000	277,175
		34,661,839
Transportation 9.3%
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds 5.00%, due 1/1/42	1,500,000	1,787,955
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C, Insured: AGM 4.00%, due 11/15/45	2,500,000	2,874,150
Series C, Insured: AGM 4.00%, due 11/15/48	3,500,000	4,007,640
Metropolitan Transportation Authority, Revenue Bonds
Series B, Insured: AGM 4.00%, due 11/15/49	10,500,000	11,935,770
Series D-1, Insured: BAM 5.00%, due 11/15/33	2,500,000	2,995,800
Series E-1 5.00%, due 11/15/42	685,000	765,960
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds Series A 5.00%, due 11/15/56	7,205,000	8,036,889
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds Series B, Insured: AGM 4.00%, due 1/1/40	13,500,000	15,905,565
New York State Thruway Authority, Revenue Bonds Series L 4.00%, due 1/1/36	4,000,000	4,633,920
Port Authority of Guam, Revenue Bonds (a)
Series B 5.00%, due 7/1/36	225,000	272,430
Series B 5.00%, due 7/1/37	200,000	241,412
Port Authority of New York & New Jersey, Revenue Bonds
Series 214 4.00%, due 9/1/37 (a)	2,955,000	3,442,782
Series 214 4.00%, due 9/1/38 (a)	2,500,000	2,902,575
Series 214 4.00%, due 9/1/39 (a)	1,100,000	1,273,580
Series 214 4.00%, due 9/1/43 (a)	6,530,000	7,479,919
Consolidated - Series 190 5.00%, due 5/1/32	295,000	297,974
Series 178 5.00%, due 12/1/38 (a)	1,500,000	1,693,815
Series 207 5.00%, due 9/15/48 (a)	2,500,000	3,017,650
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Insured: AGC 5.00%, due 7/1/23	340,000	348,690
Series N, Insured: NATL-RE 5.25%, due 7/1/32	1,010,000	1,105,930
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A 4.00%, due 11/15/44	1,105,000	1,281,270
Series B 5.00%, due 11/15/45	2,000,000	2,374,760
		78,676,436
Utilities 1.7%
Guam Government, Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,230,000	1,357,871
Long Island Power Authority, Revenue Bonds
Series A 4.00%, due 9/1/38	2,000,000	2,303,260
5.00%, due 9/1/37	2,000,000	2,503,020
5.00%, due 9/1/38	1,000,000	1,247,660
5.00%, due 9/1/39	1,000,000	1,244,570
5.00%, due 9/1/42	2,000,000	2,437,180
Series A 5.00%, due 9/1/44	2,000,000	2,285,100
Series B 5.00%, due 9/1/45	1,000,000	1,165,060
Series B 5.00%, due 9/1/46	245,000	291,219
		14,834,940
Water 4.1%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds Series A 6.00%, due 7/1/44	510,000	525,937
Great Neck North, Water Authority, Revenue Bonds
Series A 4.00%, due 1/1/32	250,000	287,990
Series A 4.00%, due 1/1/33	425,000	488,236
Series A 4.00%, due 1/1/34	250,000	286,612
Guam Government, Waterworks Authority, Revenue Bonds 5.00%, due 1/1/46	3,365,000	3,843,806
Monroe County Water Authority, Revenue Bonds 5.00%, due 8/1/37	750,000	822,975
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds Subseries FF-1 4.00%, due 6/15/49	3,000,000	3,456,450
New York City Water & Sewer System, Revenue Bonds Series DD 5.00%, due 6/15/34	1,000,000	1,128,710
New York City Water & Sewer System, Second General Resolution, Revenue Bonds Series AA 4.00%, due 6/15/40	8,000,000	9,454,080
Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds Series A 5.00%, due 7/15/34	770,000	928,982
Onondaga County Water Authority, Revenue Bonds
Series A 4.00%, due 9/15/34	845,000	1,018,335
Series A 4.00%, due 9/15/35	600,000	718,602
Series A 4.00%, due 9/15/36	1,375,000	1,640,499
Series A 4.00%, due 9/15/37	1,945,000	2,309,629
Series A 4.00%, due 9/15/39	700,000	824,726
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
Series A 5.00%, due 7/1/33	1,085,000	1,159,594
Series A 5.25%, due 7/1/29	1,000,000	1,078,750
Saratoga County Water Authority, Revenue Bonds 4.00%, due 9/1/48	4,600,000	5,110,646
		35,084,559
Total Long-Term Municipal Bonds (Cost $719,783,523)		764,474,522

Short-Term Municipal Notes 6.7%
Closed-Ended Fund 0.5%
Nuveen New York AMT-Free Quality Municipal Income Fund 1.24%, due 5/1/47 (b)(d)	4,700,000	4,700,000

Development 0.6%
New York City Industrial Development Agency, 123 Washington LLC Project, Revenue Bonds 1.23%, due 10/1/42 (d)	5,500,000	5,500,000

General 0.6%
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Subseries C-4 1.18%, due 11/1/44 (d)	5,000,000	5,000,000

Higher Education 0.5%
New York State Dormitory Authority, Columbia University, Revenue Bonds Series A 0.80%, due 9/1/39 (d)	4,300,000	4,300,000

Medical 1.1%
New York City Health & Hospital Corp., Health System, Revenue Bonds Series B 0.91%, due 2/15/31 (d)	4,060,000	4,060,000
New York State Dormitory Authority, Blythedale Children’s Hospital, Revenue Bonds 0.96%, due 12/1/36 (d)	5,080,000	5,080,000
		9,140,000
Multi-Family Housing 2.1%
Albany, Housing Authority, Nutgrove Garden Apartments Project, Revenue Bonds 1.44%, due 12/1/25 (a)(d)	655,000	655,000
New York State Housing Finance Agency, 160 Madison Avenue, Revenue Bonds, Series A 1.18%, due 11/1/46 (d)	10,000,000	10,000,000
New York State Housing Finance Agency, 363 West 30th Street, Revenue Bonds Series A 0.94%, due 11/1/32 (a)(d)	1,900,000	1,900,000
New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds Series A 1.18%, due 5/1/42 (d)	5,000,000	5,000,000
		17,555,000
Power 0.6%
Puerto Rico Electric Power Authority, Revenue Bonds Series UU, Insured: AGM 1.799%, due 7/1/29 (d)	5,000,000	4,950,000

Transportation 0.5%
Metropolitan Transportation Authority, Revenue Bonds Series 2012G-3 1.893%, due 11/1/31 (d)	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority, Revenue Bonds Series F 1.17%, due 11/1/32 (d)	2,020,000	2,020,000
		4,020,000
Water 0.2%
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds Subseries A-1 1.18%, due 6/15/44 (d)	2,000,000	2,000,000

Total Short-Term Municipal Notes (Cost $56,893,079)		57,165,000
Total Municipal Bonds (Cost $776,676,602)		821,639,522

	Shares
Closed-End Funds 0.2%
Multi-State 0.0% ‡
BlackRock New York Municipal Fund	12,234	182,959

New York 0.2%
Eaton Vance New York Municipal Bond Fund	13,241	164,586
Nuveen New York AMT-Free Quality Municipal Income Fund	100,000	1,388,460
		1,553,046
Total Closed-End Funds (Cost $1,685,818)		1,736,005
Total Investments (Cost $778,362,420)	97.0%	823,375,527
Other Assets, Less Liabilities	3.0	25,456,658
Net Assets	100.0%	$848,832,185

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(d)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

Futures Contracts

As of January 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
10-Year United States Treasury Note	(161)	March 2020	$(20,840,472)	$(21,196,656)	$(356,184)
United States Treasury Long Bond	(14)	March 2020	(2,224,873)	(2,289,437)	(64,564)
Net Unrealized Depreciation					$(420,748)

1.	As of January 31, 2020, cash in the amount of $224,350 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2020.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
MAC	—Municipal Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund’s assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$764,474,522	$—	$764,474,522
Short-Term Municipal Notes	—	57,165,000	—	57,165,000
Total Municipal Bonds	—	821,639,522	—	821,639,522
Closed-End Funds	1,736,005	—	—	1,736,005
Total Investments in Securities	$1,736,005	$821,639,522	$—	$823,375,527

Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$(420,748)	$—	$—	$(420,748)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay S&P 500 Index Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 99.0% †
Aerospace & Defense 2.5%
Arconic, Inc.	14,555	$435,922
Boeing Co.	20,087	6,393,090
General Dynamics Corp.	8,778	1,540,012
Huntington Ingalls Industries, Inc.	1,553	405,333
L3Harris Technologies, Inc.	8,390	1,856,959
Lockheed Martin Corp.	9,336	3,996,928
Northrop Grumman Corp.	5,914	2,215,207
Raytheon Co.	10,428	2,303,962
Textron, Inc.	8,717	400,372
TransDigm Group, Inc.	1,865	1,199,717
United Technologies Corp.	30,605	4,596,871
		25,344,373
Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.	5,112	369,189
Expeditors International of Washington, Inc.	6,438	470,232
FedEx Corp.	8,974	1,297,999
United Parcel Service, Inc., Class B	26,429	2,735,930
		4,873,350
Airlines 0.3%
Alaska Air Group, Inc.	4,622	298,535
American Airlines Group, Inc.	14,823	397,849
Delta Air Lines, Inc.	21,744	1,212,010
Southwest Airlines Co.	17,864	982,163
United Airlines Holdings, Inc. (a)	8,276	619,045
		3,509,602
Auto Components 0.1%
Aptiv PLC	9,653	818,478
BorgWarner, Inc.	7,760	266,090
		1,084,568
Automobiles 0.3%
Ford Motor Co.	146,698	1,293,876
General Motors Co.	47,207	1,576,242
Harley-Davidson, Inc.	5,957	198,964
		3,069,082
Banks 5.2%
Bank of America Corp.	304,549	9,998,344
Citigroup, Inc.	82,342	6,127,068
Citizens Financial Group, Inc.	16,396	611,243
Comerica, Inc.	5,437	332,527
Fifth Third Bancorp	26,766	761,493
First Republic Bank	6,319	700,651
Huntington Bancshares, Inc.	39,182	531,700
JPMorgan Chase & Co.	117,992	15,617,421
KeyCorp	37,148	695,039
M&T Bank Corp.	4,977	838,724
People’s United Financial, Inc.	16,255	250,652
PNC Financial Services Group, Inc.	16,526	2,454,937
Regions Financial Corp.	36,382	566,468
SVB Financial Group (a)	1,959	470,806
Truist Financial Corp.	50,189	2,588,247
U.S. Bancorp	53,468	2,845,567
Wells Fargo & Co.	144,785	6,796,208
Zions Bancorp., N.A.	6,429	292,455
		52,479,550
Beverages 1.9%
Brown-Forman Corp., Class B	6,839	462,590
Coca-Cola Co.	145,061	8,471,562
Constellation Brands, Inc., Class A	6,259	1,178,570
Molson Coors Brewing Co., Class B	7,029	390,672
Monster Beverage Corp. (a)	14,656	976,089
PepsiCo., Inc.	52,481	7,453,352
		18,932,835
Biotechnology 1.8%
AbbVie, Inc.	55,632	4,507,305
Alexion Pharmaceuticals, Inc. (a)	8,396	834,478
Amgen, Inc.	22,352	4,829,149
Biogen, Inc. (a)	6,787	1,824,685
Gilead Sciences, Inc.	47,604	3,008,573
Incyte Corp. (a)	6,661	486,719
Regeneron Pharmaceuticals, Inc. (a)	3,003	1,014,834
Vertex Pharmaceuticals, Inc. (a)	9,657	2,192,622
		18,698,365
Building Products 0.3%
A.O. Smith Corp.	5,198	221,903
Allegion PLC	3,517	454,818
Fortune Brands Home & Security, Inc.	5,236	359,766
Johnson Controls International PLC	29,094	1,147,758
Masco Corp.	10,715	509,177
		2,693,422
Capital Markets 2.7%
Ameriprise Financial, Inc.	4,778	790,329
Bank of New York Mellon Corp.	31,652	1,417,377
BlackRock, Inc.	4,414	2,327,723
Cboe Global Markets, Inc.	4,182	515,306
Charles Schwab Corp.	43,010	1,959,105
CME Group, Inc.	13,516	2,934,459
E*TRADE Financial Corp.	8,511	362,739
Franklin Resources, Inc.	10,600	268,180
Goldman Sachs Group, Inc.	12,019	2,857,517
Intercontinental Exchange, Inc.	21,111	2,105,611
Invesco, Ltd.	14,038	242,857
MarketAxess Holdings, Inc.	1,473	521,707
Moody’s Corp.	6,114	1,570,014
Morgan Stanley	46,396	2,424,655
MSCI, Inc.	3,171	906,272
Nasdaq, Inc.	4,341	505,553
Northern Trust Corp.	7,991	781,600
Raymond James Financial, Inc.	4,642	424,418
S&P Global, Inc.	9,213	2,706,134
State Street Corp.	13,714	1,037,190
T. Rowe Price Group, Inc.	8,851	1,181,874
		27,840,620
Chemicals 1.7%
Air Products & Chemicals, Inc.	8,242	1,967,448
Albemarle Corp.	3,964	318,230
Celanese Corp.	4,558	471,753
CF Industries Holdings, Inc.	8,278	333,438
Corteva, Inc. (a)	28,031	810,656
Dow, Inc. (a)	28,036	1,291,618
DuPont de Nemours, Inc.	28,034	1,434,780
Eastman Chemical Co.	5,189	369,820
Ecolab, Inc.	9,405	1,844,415
FMC Corp.	4,928	471,068
International Flavors & Fragrances, Inc. (b)	4,011	525,882
Linde PLC	20,207	4,104,648
LyondellBasell Industries N.V., Class A	9,699	755,164
Mosaic Co.	13,288	263,634
PPG Industries, Inc.	8,838	1,059,146
Sherwin-Williams Co.	3,085	1,718,314
		17,740,014
Commercial Services & Supplies 0.4%
Cintas Corp.	3,162	882,103
Copart, Inc. (a)	7,715	782,764
Republic Services, Inc.	7,956	756,218
Rollins, Inc.	5,292	200,831
Waste Management, Inc.	14,627	1,780,106
		4,402,022
Communications Equipment 0.9%
Arista Networks, Inc. (a)	2,044	456,507
Cisco Systems, Inc.	159,286	7,322,377
F5 Networks, Inc. (a)	2,234	272,816
Juniper Networks, Inc.	12,624	289,595
Motorola Solutions, Inc.	6,462	1,143,774
		9,485,069
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	5,090	470,977
Quanta Services, Inc.	5,318	208,200
		679,177
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,338	616,765
Vulcan Materials Co.	4,945	700,360
		1,317,125
Consumer Finance 0.7%
American Express Co.	25,306	3,286,490
Capital One Financial Corp.	17,581	1,754,584
Discover Financial Services	11,822	888,187
Synchrony Financial	22,422	726,697
		6,655,958
Containers & Packaging 0.3%
Amcor PLC (a)	60,759	643,438
Avery Dennison Corp.	3,161	414,849
Ball Corp.	12,338	890,557
International Paper Co.	14,879	605,873
Packaging Corp. of America	3,537	338,668
Sealed Air Corp.	5,831	207,000
WestRock Co.	9,622	375,258
		3,475,643
Distributors 0.1%
Genuine Parts Co.	5,467	511,547
LKQ Corp. (a)	11,580	378,493
		890,040
Diversified Consumer Services 0.0% ‡
H&R Block, Inc.	7,613	176,622

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B (a)	73,584	16,514,457

Diversified Telecommunication Services 2.0%
AT&T, Inc.	274,807	10,338,239
CenturyLink, Inc.	35,900	490,394
Verizon Communications, Inc.	155,584	9,247,913
		20,076,546
Electric Utilities 2.2%
Alliant Energy Corp.	9,206	546,468
American Electric Power Co., Inc.	18,471	1,925,048
Duke Energy Corp.	27,255	2,660,906
Edison International	13,453	1,029,827
Entergy Corp.	7,470	982,454
Evergy, Inc.	8,595	620,215
Eversource Energy	12,160	1,124,071
Exelon Corp.	36,348	1,729,801
FirstEnergy Corp.	20,289	1,030,478
NextEra Energy, Inc.	18,364	4,925,225
Pinnacle West Capital Corp.	4,202	410,493
PPL Corp.	27,018	977,782
Southern Co.	39,554	2,784,602
Xcel Energy, Inc.	19,702	1,363,181
		22,110,551
Electrical Equipment 0.5%
AMETEK, Inc.	8,527	828,398
Eaton Corp. PLC	15,591	1,472,882
Emerson Electric Co.	23,011	1,648,278
Rockwell Automation, Inc.	4,432	849,437
		4,798,995
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	11,184	1,112,472
CDW Corp.	5,441	709,778
Corning, Inc.	29,008	774,224
FLIR Systems, Inc.	5,069	261,256
IPG Photonics Corp. (a)	1,332	170,056
Keysight Technologies, Inc. (a)	7,044	655,022
TE Connectivity, Ltd.	12,612	1,162,574
Zebra Technologies Corp., Class A (a)	2,028	484,733
		5,330,115
Energy Equipment & Services 0.4%
Baker Hughes Co.	24,348	527,378
Halliburton Co.	32,715	713,514
Helmerich & Payne, Inc.	4,136	167,715
National Oilwell Varco, Inc.	14,447	297,753
Schlumberger, Ltd.	51,853	1,737,594
TechnipFMC PLC	15,769	260,346
		3,704,300
Entertainment 1.8%
Activision Blizzard, Inc.	28,674	1,676,855
Electronic Arts, Inc. (a)	11,107	1,198,667
Live Nation Entertainment, Inc. (a)	5,301	361,316
Netflix, Inc. (a)	16,487	5,689,499
Take-Two Interactive Software, Inc. (a)	4,212	524,984
Walt Disney Co.	67,683	9,361,236
		18,812,557
Equity Real Estate Investment Trusts 2.9%
Alexandria Real Estate Equities, Inc.	4,613	752,842
American Tower Corp.	16,705	3,871,217
Apartment Investment & Management Co., Class A	5,571	293,647
AvalonBay Communities, Inc.	5,216	1,130,255
Boston Properties, Inc.	5,424	777,530
Crown Castle International Corp.	15,564	2,332,110
Digital Realty Trust, Inc.	7,797	958,953
Duke Realty Corp.	13,863	503,365
Equinix, Inc.	3,216	1,896,572
Equity Residential	13,099	1,088,265
Essex Property Trust, Inc.	2,492	771,922
Extra Space Storage, Inc.	4,885	540,672
Federal Realty Investment Trust	2,648	331,053
Healthpeak Properties, Inc.	18,620	670,134
Host Hotels & Resorts, Inc.	27,748	453,402
Iron Mountain, Inc.	10,740	339,491
Kimco Realty Corp.	15,799	300,971
Mid-America Apartment Communities, Inc.	4,267	585,475
Prologis, Inc.	25,398	2,358,966
Public Storage	5,619	1,257,307
Realty Income Corp.	12,292	963,816
Regency Centers Corp.	6,256	388,122
SBA Communications Corp.	4,238	1,057,635
Simon Property Group, Inc.	11,568	1,540,279
SL Green Realty Corp.	3,098	285,140
UDR, Inc.	11,004	527,202
Ventas, Inc.	14,000	810,040
Vornado Realty Trust	5,949	391,266
Welltower, Inc.	15,160	1,287,236
Weyerhaeuser Co.	27,880	807,126
		29,272,011
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	16,664	5,091,185
Kroger Co.	30,202	811,226
Sysco Corp.	19,282	1,583,824
Walgreens Boots Alliance, Inc.	28,509	1,449,683
Walmart, Inc.	53,360	6,109,186
		15,045,104
Food Products 1.1%
Archer-Daniels-Midland Co.	20,971	938,662
Campbell Soup Co.	6,334	306,502
Conagra Brands, Inc.	18,189	598,782
General Mills, Inc.	22,794	1,190,303
Hershey Co.	5,598	868,642
Hormel Foods Corp.	10,433	493,064
J.M. Smucker Co.	4,257	441,068
Kellogg Co.	9,302	634,489
Kraft Heinz Co.	23,290	680,068
Lamb Weston Holdings, Inc.	5,474	499,831
McCormick & Co., Inc.	4,661	761,467
Mondelez International, Inc., Class A	53,922	3,094,044
Tyson Foods, Inc., Class A	11,035	911,822
		11,418,744
Gas Utilities 0.1%
Atmos Energy Corp.	4,502	526,869

Health Care Equipment & Supplies 3.5%
Abbott Laboratories	66,699	5,812,151
ABIOMED, Inc. (a)	1,687	314,271
Align Technology, Inc. (a)	2,698	693,656
Baxter International, Inc.	19,183	1,711,507
Becton Dickinson & Co.	10,200	2,806,836
Boston Scientific Corp. (a)	52,338	2,191,392
Cooper Cos., Inc.	1,851	642,094
Danaher Corp.	23,988	3,858,950
DENTSPLY SIRONA, Inc.	8,424	471,744
Edwards Lifesciences Corp. (a)	7,805	1,716,007
Hologic, Inc. (a)	10,035	537,073
IDEXX Laboratories, Inc. (a)	3,218	872,110
Intuitive Surgical, Inc. (a)	4,322	2,419,369
Medtronic PLC	50,423	5,820,831
ResMed, Inc.	5,423	862,095
STERIS PLC	3,189	480,551
Stryker Corp.	12,144	2,558,741
Teleflex, Inc.	1,726	641,226
Varian Medical Systems, Inc. (a)	3,404	478,500
Zimmer Biomet Holdings, Inc.	7,757	1,147,260
		36,036,364
Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	5,715	488,975
Anthem, Inc.	9,538	2,530,241
Cardinal Health, Inc.	11,031	564,897
Centene Corp. (a)	21,836	1,371,519
Cigna Corp. (a)	14,048	2,702,554
CVS Health Corp.	48,941	3,319,179
DaVita, Inc. (a)	3,403	271,798
HCA Healthcare, Inc.	9,997	1,387,584
Henry Schein, Inc. (a)	5,580	384,685
Humana, Inc.	4,994	1,679,182
Laboratory Corp. of America Holdings (a)	3,687	646,700
McKesson Corp.	6,796	969,178
Quest Diagnostics, Inc.	5,029	556,559
UnitedHealth Group, Inc.	35,577	9,692,954
Universal Health Services, Inc., Class B	3,052	418,460
		26,984,465
Health Care Technology 0.1%
Cerner Corp.	11,964	859,374

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	14,989	652,471
Chipotle Mexican Grill, Inc. (a)	958	830,356
Darden Restaurants, Inc.	4,603	535,927
Hilton Worldwide Holdings, Inc.	10,642	1,147,208
Las Vegas Sands Corp.	12,705	829,764
Marriott International, Inc., Class A	10,208	1,429,733
McDonald’s Corp.	28,331	6,061,984
MGM Resorts International	19,594	608,590
Norwegian Cruise Line Holdings, Ltd. (a)	8,064	434,246
Royal Caribbean Cruises, Ltd.	6,433	753,176
Starbucks Corp.	44,428	3,768,827
Wynn Resorts, Ltd.	3,625	457,330
Yum! Brands, Inc.	11,455	1,211,595
		18,721,207
Household Durables 0.4%
D.R. Horton, Inc.	12,716	752,787
Garmin, Ltd.	5,428	526,245
Leggett & Platt, Inc.	4,913	233,810
Lennar Corp., Class A	10,688	709,256
Mohawk Industries, Inc. (a)	2,305	303,522
Newell Brands, Inc.	14,316	279,591
NVR, Inc. (a)	130	496,206
PulteGroup, Inc.	9,544	426,140
Whirlpool Corp.	2,372	346,715
		4,074,272
Household Products 1.7%
Church & Dwight Co., Inc.	9,217	684,086
Clorox Co.	4,769	750,211
Colgate-Palmolive Co.	32,138	2,371,142
Kimberly-Clark Corp.	12,871	1,843,642
Procter & Gamble Co.	93,907	11,702,690
		17,351,771
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	24,846	493,441
NRG Energy, Inc.	9,465	349,164
		842,605
Industrial Conglomerates 1.3%
3M Co.	21,579	3,423,724
General Electric Co.	328,548	4,090,423
Honeywell International, Inc.	26,879	4,655,980
Roper Technologies, Inc.	3,884	1,482,368
		13,652,495
Insurance 2.3%
Aflac, Inc.	27,912	1,439,422
Allstate Corp.	12,218	1,448,322
American International Group, Inc.	32,558	1,636,365
Aon PLC	8,861	1,951,635
Arthur J. Gallagher & Co.	7,034	721,477
Assurant, Inc.	2,301	300,419
Chubb, Ltd.	17,142	2,605,413
Cincinnati Financial Corp.	5,679	596,011
Everest Re Group, Ltd.	1,523	421,216
Globe Life, Inc.	3,785	394,624
Hartford Financial Services Group, Inc.	13,532	802,177
Lincoln National Corp.	7,576	412,740
Loews Corp.	9,648	496,390
Marsh & McLennan Cos., Inc.	19,023	2,127,913
MetLife, Inc.	29,483	1,465,600
Principal Financial Group, Inc.	9,698	513,509
Progressive Corp.	21,862	1,764,045
Prudential Financial, Inc.	15,201	1,384,203
Travelers Cos., Inc.	9,808	1,290,929
Unum Group	7,934	211,758
Willis Towers Watson PLC	4,837	1,022,010
WR Berkley Corp.	5,431	399,341
		23,405,519
Interactive Media & Services 5.1%
Alphabet, Inc. (a)
Class A	11,272	16,150,296
Class C	11,244	16,126,482
Facebook, Inc., Class A (a)	90,529	18,278,711
Twitter, Inc. (a)	29,044	943,349
		51,498,838
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc. (a)	15,667	31,470,616
Booking Holdings, Inc. (a)	1,575	2,883,116
eBay, Inc.	28,842	967,938
Expedia Group, Inc.	5,182	561,988
		35,883,658
IT Services 5.6%
Accenture PLC, Class A	23,879	4,900,210
Akamai Technologies, Inc. (a)	6,095	568,968
Alliance Data Systems Corp.	1,477	151,821
Automatic Data Processing, Inc.	16,293	2,792,457
Broadridge Financial Solutions, Inc.	4,324	515,205
Cognizant Technology Solutions Corp., Class A	20,753	1,273,819
DXC Technology Co.	10,051	320,426
Fidelity National Information Services, Inc.	23,120	3,321,419
Fiserv, Inc. (a)	21,484	2,548,217
FleetCor Technologies, Inc. (a)	3,226	1,016,932
Gartner, Inc. (a)	3,373	542,311
Global Payments, Inc.	11,252	2,199,203
International Business Machines Corp.	33,191	4,770,543
Jack Henry & Associates, Inc.	2,889	432,021
Leidos Holdings, Inc.	5,019	504,259
Mastercard, Inc., Class A	33,395	10,550,816
Paychex, Inc.	11,975	1,027,096
PayPal Holdings, Inc. (a)	44,151	5,028,357
VeriSign, Inc. (a)	3,926	817,158
Visa, Inc., Class A	64,398	12,813,270
Western Union Co.	16,130	433,897
		56,528,405
Leisure Products 0.0% ‡
Hasbro, Inc.	4,800	488,976

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	11,834	977,015
Illumina, Inc. (a)	5,502	1,595,965
IQVIA Holdings, Inc. (a)	6,845	1,062,686
Mettler-Toledo International, Inc. (a)	927	701,906
PerkinElmer, Inc.	4,151	383,884
Thermo Fisher Scientific, Inc.	15,124	4,736,686
Waters Corp. (a)	2,430	543,810
		10,001,952
Machinery 1.5%
Caterpillar, Inc.	20,844	2,737,859
Cummins, Inc.	5,778	924,307
Deere & Co.	11,868	1,882,027
Dover Corp.	5,439	619,230
Flowserve Corp.	4,907	229,059
Fortive Corp.	11,039	827,152
IDEX Corp.	2,831	463,859
Illinois Tool Works, Inc.	11,061	1,935,454
Ingersoll-Rand PLC	9,029	1,202,934
PACCAR, Inc.	12,971	962,578
Parker-Hannifin Corp.	4,800	939,312
Pentair PLC	6,313	271,017
Snap-On, Inc.	2,074	331,073
Stanley Black & Decker, Inc.	5,673	903,879
Westinghouse Air Brake Technologies Corp.	6,813	503,208
Xylem, Inc.	6,735	549,980
		15,282,928
Media 1.4%
Charter Communications, Inc., Class A (a)	5,914	3,060,259
Comcast Corp., Class A	170,784	7,376,161
Discovery, Inc. (a)
Class A	5,909	172,897
Class C	12,651	351,318
DISH Network Corp., Class A (a)	9,644	354,513
Fox Corp.
Class A	13,264	491,829
Class B (a)	6,078	220,814
Interpublic Group of Cos., Inc.	14,488	328,878
News Corp.
Class A	14,655	199,601
Class B	4,575	63,913
Omnicom Group, Inc.	8,245	620,931
ViacomCBS, Inc., Class B	20,186	688,948
		13,930,062
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	54,302	602,752
Newmont Goldcorp Corp.	30,682	1,382,531
Nucor Corp.	11,411	541,909
		2,527,192
Multi-Utilities 1.1%
Ameren Corp.	9,193	754,286
CenterPoint Energy, Inc.	18,801	497,851
CMS Energy Corp.	10,623	727,782
Consolidated Edison, Inc.	12,481	1,173,214
Dominion Energy, Inc.	31,044	2,662,023
DTE Energy Co.	7,245	960,759
NiSource, Inc.	13,967	409,373
Public Service Enterprise Group, Inc.	18,921	1,120,123
Sempra Energy	10,605	1,703,587
WEC Energy Group, Inc.	11,809	1,179,601
		11,188,599
Multiline Retail 0.5%
Dollar General Corp.	9,673	1,483,935
Dollar Tree, Inc. (a)	8,894	774,400
Kohl’s Corp.	6,068	259,407
Macy’s, Inc.	11,563	184,430
Nordstrom, Inc.	3,935	145,044
Target Corp.	19,181	2,124,104
		4,971,320
Oil, Gas & Consumable Fuels 3.5%
Apache Corp.	14,072	386,136
Cabot Oil & Gas Corp.	15,852	223,355
Chevron Corp.	71,133	7,621,190
Cimarex Energy Co.	3,796	166,606
Concho Resources, Inc.	7,509	569,032
ConocoPhillips	41,279	2,453,211
Devon Energy Corp.	14,596	317,025
Diamondback Energy, Inc.	6,126	455,774
EOG Resources, Inc.	21,724	1,583,897
Exxon Mobil Corp.	159,170	9,887,640
Hess Corp.	9,723	550,030
HollyFrontier Corp.	5,690	255,595
Kinder Morgan, Inc.	72,877	1,520,943
Marathon Oil Corp.	30,632	348,286
Marathon Petroleum Corp.	24,427	1,331,272
Noble Energy, Inc.	17,904	353,962
Occidental Petroleum Corp.	33,518	1,331,335
ONEOK, Inc.	15,451	1,156,816
Phillips 66	16,856	1,540,133
Pioneer Natural Resources Co.	6,305	851,175
Valero Energy Corp.	15,623	1,317,175
Williams Cos., Inc.	45,361	938,519
		35,159,107
Personal Products 0.2%
Coty, Inc., Class A	11,255	115,476
Estee Lauder Cos., Inc., Class A	8,394	1,638,173
		1,753,649
Pharmaceuticals 4.5%
Allergan PLC	12,325	2,300,338
Bristol-Myers Squibb Co.	88,186	5,551,309
Eli Lilly & Co.	31,923	4,457,728
Johnson & Johnson	99,025	14,741,852
Merck & Co., Inc.	95,777	8,183,187
Mylan N.V. (a)	19,296	413,320
Perrigo Co. PLC	5,120	292,045
Pfizer, Inc.	208,188	7,752,921
Zoetis, Inc.	17,922	2,405,311
		46,098,011
Professional Services 0.3%
Equifax, Inc.	4,521	677,698
IHS Markit, Ltd. (a)	15,071	1,188,499
Nielsen Holdings PLC	13,307	271,463
Robert Half International, Inc.	4,434	257,926
Verisk Analytics, Inc.	6,126	995,291
		3,390,877
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	12,638	771,550

Road & Rail 1.0%
CSX Corp.	29,508	2,252,641
J.B. Hunt Transport Services, Inc.	3,257	351,528
Kansas City Southern	3,764	634,949
Norfolk Southern Corp.	9,809	2,042,332
Old Dominion Freight Line, Inc.	2,401	471,148
Union Pacific Corp.	26,183	4,697,754
		10,450,352
Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc. (a)	41,894	1,969,018
Analog Devices, Inc.	13,843	1,519,269
Applied Materials, Inc.	35,051	2,032,607
Broadcom, Inc.	14,957	4,564,278
Intel Corp.	163,643	10,461,697
KLA Corp.	5,936	983,833
Lam Research Corp.	5,430	1,619,280
Maxim Integrated Products, Inc.	10,200	613,224
Microchip Technology, Inc.	8,905	868,059
Micron Technology, Inc. (a)	41,430	2,199,519
NVIDIA Corp.	23,023	5,443,328
Qorvo, Inc. (a)	4,460	472,136
QUALCOMM, Inc.	42,858	3,656,216
Skyworks Solutions, Inc.	6,466	731,628
Texas Instruments, Inc.	35,124	4,237,711
Xilinx, Inc.	9,507	803,151
		42,174,954
Software 7.6%
Adobe, Inc. (a)	18,269	6,414,977
ANSYS, Inc. (a)	3,219	883,068
Autodesk, Inc. (a)	8,221	1,618,304
Cadence Design Systems, Inc. (a)	10,521	758,669
Citrix Systems, Inc.	4,682	567,552
Fortinet, Inc. (a)	5,341	616,138
Intuit, Inc.	9,792	2,745,481
Microsoft Corp.	286,988	48,853,967
NortonLifeLock, Inc.	21,362	607,108
Oracle Corp.	81,710	4,285,689
Paycom Software, Inc. (a)	559	177,851
salesforce.com, Inc. (a)	33,454	6,098,999
ServiceNow, Inc. (a)	7,030	2,377,757
Synopsys, Inc. (a)	5,611	827,679
		76,833,239
Specialty Retail 2.2%
Advance Auto Parts, Inc.	2,686	353,881
AutoZone, Inc. (a)	899	951,106
Best Buy Co., Inc.	8,698	736,634
CarMax, Inc. (a)	6,222	603,783
Gap, Inc.	7,923	137,939
Home Depot, Inc.	41,036	9,360,312
L Brands, Inc.	8,584	198,806
Lowe’s Cos., Inc.	28,960	3,366,310
O’Reilly Automotive, Inc. (a)	2,874	1,167,131
Ross Stores, Inc.	13,760	1,543,734
Tiffany & Co.	4,043	541,843
TJX Cos., Inc.	45,395	2,680,121
Tractor Supply Co.	4,515	419,669
Ulta Beauty, Inc. (a)	2,211	592,349
		22,653,618
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	157,122	48,630,830
Hewlett Packard Enterprise Co.	49,229	685,760
HP, Inc.	55,679	1,187,076
NetApp, Inc.	8,607	459,614
Seagate Technology PLC	8,720	496,953
Western Digital Corp.	10,965	718,208
Xerox Holdings Corp. (a)	7,153	254,432
		52,432,873
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings, Ltd. (a)	5,650	169,274
Hanesbrands, Inc.	13,532	186,200
NIKE, Inc., Class B	47,051	4,531,011
PVH Corp.	2,804	244,425
Ralph Lauren Corp.	1,875	212,813
Tapestry, Inc.	10,407	268,188
Under Armour, Inc. (a)
Class A	7,037	142,007
Class C	7,272	130,605
VF Corp.	12,190	1,011,404
		6,895,927
Tobacco 0.8%
Altria Group, Inc.	70,037	3,328,858
Philip Morris International, Inc.	58,681	4,852,919
		8,181,777
Trading Companies & Distributors 0.2%
Fastenal Co.	21,424	747,269
United Rentals, Inc. (a)	2,945	399,607
W.W. Grainger, Inc.	1,660	502,432
		1,649,308
Water Utilities 0.1%
American Water Works Co., Inc.	6,757	920,303

Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc. (a)	11,825	936,422

Total Common Stocks (c) (Cost $248,740,550)		1,005,489,655

Short-Term Investments 1.0%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 1.40% (d)	153,452	153,452

Total Affiliated Investment Company (Cost $153,452)		153,452

Unaffiliated Investment Company 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (d)(e)	538,928	538,928

Total Unaffiliated Investment Company (Cost $538,928)		538,928

	Principal Amount
U.S. Governments 0.9%
United States Treasury Bills (f)
1.525%, due 4/9/20	$6,400,000	6,381,990
1.527%, due 4/9/20	100,000	99,718
1.529%, due 4/9/20	800,000	797,749
1.53%, due 4/9/20	100,000	99,718
1.536%, due 4/30/20 (g)	500,000	498,163
1.54%, due 4/9/20	100,000	99,719
1.545%, due 4/9/20	100,000	99,719
1.55%, due 4/9/20	700,000	698,030
Total U.S. Governments (Cost $8,774,590)		8,774,806

Total Short-Term Investments (Cost $9,466,970)		9,467,186

Total Investments (Cost $258,207,520)	99.9%	1,014,956,841
Other Assets, Less Liabilities	0.0 ‡	172,487
Net Assets	100.0%	$1,015,129,328

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $520,507. The fund received cash collateral with a value of $538,928
(c)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.9% of the Portfolio’s net assets.
(d)	Current yield as of January 31, 2020.
(e)	Represents security purchased with cash collateral received for securities on loan.
(f)	Interest rate shown represents yield to maturity.
(g)	Represents a security which was maintained at the broker as collateral for futures contracts.

Futures Contracts

As of January 31, 2020, the Portfolio held the following futures contracts:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]

Long Contracts
S&P 500 Index Mini	51	March 2020	$8,179,148	$8,221,200	$42,052

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2020.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$1,005,489,655	$—	$—	$1,005,489,655
Short-Term Investments
Affiliated Investment Company	153,452	—	—	153,452
Unaffiliated Investment Company	538,928	—	—	538,928
U.S. Government	—	8,774,806	—	8,774,806
Total Short-Term Investments	692,380	8,774,806	—	9,467,186
Total Investments in Securities	1,006,182,035	8,774,806	—	1,014,956,841
Other Financial Instruments
Futures Contracts (b)	42,052	—	—	42,052
Total Investments in Securities and Other Financial Instruments	$1,006,224,087	$8,774,806	$—	$1,014,998,893

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Short Duration High Yield Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 95.8% †
Convertible Bonds 1.4%
Media 1.2%
Dish Network Corp. 2.375%, due 3/15/24	$21,650,000	$19,958,866

Real Estate Investment Trusts 0.2%
VEREIT, Inc. 3.75%, due 12/15/20	3,365,000	3,404,958
Total Convertible Bonds (Cost $22,655,049)		23,363,824

Corporate Bonds 82.3%
Advertising 0.4%
Lamar Media Corp. 5.375%, due 1/15/24	6,500,000	6,600,426

Aerospace & Defense 1.7%
F-Brasile S.p.A. / F-Brasile U.S. LLC 7.375%, due 8/15/26 (a)	5,500,000	5,843,750
SSL Robotics LLC 9.75%, due 12/31/23 (a)	1,900,000	2,085,250
TransDigm UK Holdings PLC 6.875%, due 5/15/26	2,850,000	3,035,250
TransDigm, Inc.
6.25%, due 3/15/26 (a)	5,360,000	5,780,760
6.50%, due 7/15/24	11,545,000	11,905,781
		28,650,791
Auto Manufacturers 1.1%
Aston Martin Capital Holdings, Ltd. 6.50%, due 4/15/22 (a)	5,680,000	5,571,512
BCD Acquisition, Inc. 9.625%, due 9/15/23 (a)	4,942,000	5,133,502
McLaren Finance PLC 5.75%, due 8/1/22 (a)	7,300,000	7,026,250
		17,731,264
Auto Parts & Equipment 1.6%
American Axle & Manufacturing, Inc. 6.25%, due 4/1/25	2,000,000	2,044,020
Exide International Holdings, L.P. 10.75% (6.25% Cash and 4.50% PIK), due 10/31/21 (a)(b)(c)(d)(e)	3,990,520	3,926,672
Exide Technologies (a)(b)(c)(d)(e)
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24	10,204,428	8,867,648
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24	1,653,273	1,292,859
Meritor, Inc. 6.25%, due 2/15/24	2,000,000	2,050,000
Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (a)	6,162,000	6,270,731
Tenneco, Inc. 5.375%, due 12/15/24	2,080,000	1,944,800
		26,396,730
Building Materials 0.4%
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, due 7/15/23	7,305,000	7,378,050

Chemicals 2.8%
Blue Cube Spinco LLC 9.75%, due 10/15/23	9,222,000	9,833,142
Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (a)	5,900,000	6,136,000
Neon Holdings, Inc. 10.125%, due 4/1/26 (a)	1,600,000	1,608,000
NOVA Chemicals Corp. 4.875%, due 6/1/24 (a)	1,090,000	1,106,350
Olin Corp. 5.50%, due 8/15/22	3,400,000	3,629,500
PolyOne Corp. 5.25%, due 3/15/23	3,025,000	3,263,219
PQ Corp. 6.75%, due 11/15/22 (a)	1,904,000	1,951,600
TPC Group, Inc. 10.50%, due 8/1/24 (a)	18,863,000	19,476,047
		47,003,858
Coal 0.2%
Natural Resource Partners LP / NRP Finance Corp. 9.125%, due 6/30/25 (a)	3,350,000	3,031,750

Commercial Services 2.7%
Capitol Investment Merger Sub 2 LLC 10.00%, due 8/1/24 (a)	3,095,000	3,214,931
Cimpress PLC 7.00%, due 6/15/26 (a)	1,700,000	1,796,569
Flexi-Van Leasing, Inc. 10.00%, due 2/15/23 (a)	4,015,000	4,308,095
Gartner, Inc. 5.125%, due 4/1/25 (a)	5,720,000	5,946,398
IHS Markit, Ltd. 5.00%, due 11/1/22 (a)	6,630,000	7,102,825
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (a)	5,098,000	5,238,195
Nielsen Co. Luxembourg S.A.R.L. 5.50%, due 10/1/21 (a)	5,845,000	5,853,767
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, due 10/1/20	3,000,000	2,999,739
5.00%, due 4/15/22 (a)	6,330,000	6,337,912
Service Corp. International 5.375%, due 5/15/24	1,200,000	1,229,625
United Rentals North America, Inc. 5.50%, due 7/15/25	1,000,000	1,034,700
		45,062,756
Computers 0.2%
NCR Corp. 5.00%, due 7/15/22	3,000,000	3,029,100

Cosmetics & Personal Care 0.3%
Edgewell Personal Care Co.
4.70%, due 5/19/21	1,775,000	1,810,500
4.70%, due 5/24/22	3,254,000	3,351,666
		5,162,166
Diversified Financial Services 1.8%
Credit Acceptance Corp. 5.125%, due 12/31/24 (a)	10,090,000	10,544,050
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.25%, due 8/15/24 (a)	600,000	618,000
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (a)
5.25%, due 3/15/22	1,730,000	1,777,575
5.875%, due 8/1/21	5,455,000	5,530,006
LPL Holdings, Inc. 5.75%, due 9/15/25 (a)	2,825,000	2,945,063
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (a)	8,000,000	8,220,000
		29,634,694
Electric 0.7%
AES Corp.
4.875%, due 5/15/23	1,462,000	1,480,275
6.00%, due 5/15/26	3,630,000	3,825,112
Vistra Energy Corp. 5.875%, due 6/1/23	1,496,000	1,522,210
Vistra Operations Co., LLC 3.55%, due 7/15/24 (a)	4,650,000	4,783,175
		11,610,772
Electrical Components & Equipment 0.3%
WESCO Distribution, Inc. 5.375%, due 12/15/21	4,540,000	4,562,700

Energy 0.0% ‡
KeyStone Power Pass-Through Holders 9.00%, due 12/1/23 (d)	810,709	814,762

Energy - Alternate Sources 0.3%
Pattern Energy Group, Inc. 5.875%, due 2/1/24 (a)	4,750,000	4,880,625

Engineering & Construction 0.5%
Great Lakes Dredge & Dock Corp. 8.00%, due 5/15/22	1,180,000	1,239,000
Weekley Homes LLC / Weekley Finance Corp.
6.00%, due 2/1/23	5,260,000	5,266,575
6.625%, due 8/15/25	2,278,000	2,374,815
		8,880,390
Entertainment 0.9%
Boyne USA, Inc. 7.25%, due 5/1/25 (a)	2,965,000	3,217,025
Eldorado Resorts, Inc. 6.00%, due 4/1/25	7,955,000	8,324,351
International Game Technology PLC (a)
6.25%, due 2/15/22	1,500,000	1,571,250
6.50%, due 2/15/25	1,400,000	1,578,500
Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (a)	1,000,000	1,059,795
		15,750,921
Environmental Controls 0.2%
Covanta Holding Corp. 5.875%, due 7/1/25	3,635,000	3,770,177

Food 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC 3.50%, due 2/15/23 (a)	8,000,000	8,141,440
C&S Group Enterprises LLC 5.375%, due 7/15/22 (a)	17,260,000	17,324,725
Ingles Markets, Inc. 5.75%, due 6/15/23	1,830,000	1,861,256
Lamb Weston Holdings, Inc. 4.625%, due 11/1/24 (a)	750,000	787,500
Land O’Lakes, Inc. 6.00%, due 11/15/22 (a)	1,349,000	1,429,940
TreeHouse Foods, Inc. 4.875%, due 3/15/22	3,500,000	3,500,000
		33,044,861
Forest Products & Paper 0.4%
Mercer International, Inc.
6.50%, due 2/1/24	2,740,000	2,829,050
7.375%, due 1/15/25	4,405,000	4,660,138
		7,489,188
Gas 1.1%
AmeriGas Partners, L.P. / AmeriGas Finance Corp. 5.625%, due 5/20/24	10,900,000	11,583,430
Rockpoint Gas Storage Canada, Ltd. 7.00%, due 3/31/23 (a)	6,800,000	6,642,750
		18,226,180
Health Care - Products 0.7%
Avanos Medical, Inc. 6.25%, due 10/15/22	8,174,000	8,265,958
Ortho-clinical Diagnostics, Inc. / Ortho-clinical Diagnostics S.A. 6.625%, due 5/15/22 (a)	4,125,000	4,109,531
		12,375,489
Health Care - Services 5.7%
Acadia Healthcare Co., Inc. 5.625%, due 2/15/23	7,410,000	7,508,775
AHP Health Partners, Inc. 9.75%, due 7/15/26 (a)	1,400,000	1,526,000
Centene Corp.
4.75%, due 1/15/25 (a)	17,250,000	17,803,380
6.125%, due 2/15/24	1,525,000	1,574,563
Encompass Health Corp.
5.125%, due 3/15/23	8,675,000	8,805,125
5.75%, due 11/1/24	4,030,000	4,079,287
HCA, Inc.
5.375%, due 2/1/25	11,100,000	12,405,360
5.875%, due 5/1/23	9,255,000	10,174,021
7.50%, due 2/15/22	17,000,000	18,660,730
7.50%, due 12/15/23	5,160,000	5,966,250
7.58%, due 9/15/25	1,138,000	1,351,375
Molina Healthcare, Inc. 5.375%, due 11/15/22	3,750,000	3,970,688
Regionalcare Hospital Partners Holdings, Inc. 8.25%, due 5/1/23 (a)	750,000	787,725
		94,613,279
Holding Company - Diversified 0.8%
Stena International S.A. 6.125%, due 2/1/25 (a)	12,220,000	12,540,775

Home Builders 2.0%
Adams Homes, Inc. 7.50%, due 2/15/25 (a)	4,635,000	4,762,463
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (a)	3,900,000	3,953,625
Meritage Homes Corp.
6.00%, due 6/1/25	2,097,000	2,369,610
7.00%, due 4/1/22	2,350,000	2,561,500
New Home Co., Inc. 7.25%, due 4/1/22	3,185,000	3,169,075
Shea Homes, L.P. / Shea Homes Funding Corp. (a)
5.875%, due 4/1/23	9,455,000	9,620,462
6.125%, due 4/1/25	476,000	490,280
Williams Scotsman International, Inc. (a)
6.875%, due 8/15/23	4,565,000	4,794,756
7.875%, due 12/15/22	2,245,000	2,340,413
		34,062,184
Household Products & Wares 0.4%
Prestige Brands, Inc. 6.375%, due 3/1/24 (a)	4,500,000	4,640,625
Spectrum Brands, Inc. 6.125%, due 12/15/24	2,800,000	2,888,200
		7,528,825
Insurance 0.3%
MGIC Investment Corp. 5.75%, due 8/15/23	4,000,000	4,420,000

Internet 2.4%
Cogent Communications Group, Inc. (a)
5.375%, due 3/1/22	8,171,000	8,518,268
5.625%, due 4/15/21	5,630,000	5,631,689
Netflix, Inc.
5.375%, due 2/1/21	2,000,000	2,052,500
5.50%, due 2/15/22	6,300,000	6,655,005
5.75%, due 3/1/24	4,980,000	5,515,350
5.875%, due 2/15/25	2,000,000	2,242,500
NortonLifeLock, Inc. 5.00%, due 4/15/25 (a)	3,090,000	3,155,406
VeriSign, Inc. 4.625%, due 5/1/23	5,627,000	5,687,096
		39,457,814
Investment Companies 2.6%
Compass Group Diversified Holdings LLC 8.00%, due 5/1/26 (a)	4,177,000	4,547,709
FS Energy & Power Fund 7.50%, due 8/15/23 (a)	18,834,000	19,399,397
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
4.75%, due 9/15/24 (a)	15,315,000	15,642,894
6.75%, due 2/1/24	2,950,000	3,060,625
		42,650,625
Iron & Steel 0.9%
Allegheny Technologies, Inc. 7.875%, due 8/15/23	3,405,000	3,729,156
Big River Steel LLC / BRS Finance Corp. 7.25%, due 9/1/25 (a)	10,235,000	10,748,899
		14,478,055
Leisure Time 0.8%
Carlson Travel, Inc. 6.75%, due 12/15/23 (a)(f)	11,665,000	12,014,950
Vista Outdoor, Inc. 5.875%, due 10/1/23	1,425,000	1,399,065
		13,414,015
Lodging 0.6%
Boyd Gaming Corp. 6.375%, due 4/1/26	2,000,000	2,126,500
Choice Hotels International, Inc. 5.75%, due 7/1/22	1,000,000	1,078,830
Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24	4,390,000	4,455,850
MGM Resorts International 7.75%, due 3/15/22	2,000,000	2,215,080
		9,876,260
Machinery - Diversified 0.9%
Briggs & Stratton Corp. 6.875%, due 12/15/20	3,425,000	3,288,000
Colfax Corp. 6.00%, due 2/15/24 (a)	6,925,000	7,290,778
Tennant Co. 5.625%, due 5/1/25	3,754,000	3,918,238
		14,497,016
Media 6.8%
Block Communications, Inc. 6.875%, due 2/15/25 (a)	15,445,000	16,004,881
Cablevision Systems Corp. 5.875%, due 9/15/22	3,250,000	3,477,500
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, due 2/15/23	9,150,000	9,218,808
5.25%, due 9/30/22	6,450,000	6,514,500
5.375%, due 5/1/25 (a)	5,725,000	5,911,062
5.75%, due 9/1/23	960,000	970,800
5.75%, due 1/15/24	4,014,000	4,099,298
5.75%, due 2/15/26 (a)	2,850,000	2,990,619
5.875%, due 4/1/24 (a)	3,018,000	3,114,817
CSC Holdings LLC
5.25%, due 6/1/24	9,250,000	9,990,000
5.375%, due 7/15/23 (a)	5,425,000	5,540,553
DISH DBS Corp.
5.875%, due 7/15/22	3,550,000	3,727,500
5.875%, due 11/15/24	2,292,000	2,319,344
6.75%, due 6/1/21	12,600,000	13,214,250
Meredith Corp. 6.875%, due 2/1/26	1,620,000	1,667,150
Quebecor Media, Inc. 5.75%, due 1/15/23	6,920,000	7,439,000
Sirius XM Radio, Inc. 4.625%, due 7/15/24 (a)	6,000,000	6,221,250
Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (b)(c)(d)(g)	3,000,000	3,120,000
Videotron, Ltd.
5.00%, due 7/15/22	5,869,000	6,155,114
5.375%, due 6/15/24 (a)	1,000,000	1,080,000
		112,776,446
Metal Fabricate & Hardware 1.3%
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (a)	21,546,000	22,108,781

Mining 2.0%
Compass Minerals International, Inc. 4.875%, due 7/15/24 (a)	12,860,000	12,779,625
Constellium S.E. (a)
5.75%, due 5/15/24	3,950,000	4,048,750
6.625%, due 3/1/25	1,000,000	1,031,250
First Quantum Minerals, Ltd. (a)
7.00%, due 2/15/21	268,000	268,241
7.25%, due 5/15/22	3,000,000	2,992,500
7.25%, due 4/1/23	7,341,000	7,290,531
Hecla Mining Co. 6.875%, due 5/1/21	3,125,000	3,118,750
Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (a)	2,000,000	2,100,000
		33,629,647
Miscellaneous - Manufacturing 0.3%
FXI Holdings, Inc. 7.875%, due 11/1/24 (a)	2,000,000	1,895,000
Hill-Rom Holdings, Inc. 5.00%, due 2/15/25 (a)	1,000,000	1,033,750
Koppers, Inc. 6.00%, due 2/15/25 (a)	2,550,000	2,612,475
		5,541,225
Oil & Gas 7.8%
Antero Resources Corp. 5.375%, due 11/1/21	3,250,000	3,103,750
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, due 4/1/22 (a)	4,796,000	4,700,080
California Resources Corp. 8.00%, due 12/15/22 (a)	4,599,000	1,563,660
Callon Petroleum Co. 6.125%, due 10/1/24	3,390,000	3,241,688
CNX Resources Corp. 5.875%, due 4/15/22	5,513,000	5,444,088
Continental Resources, Inc. 5.00%, due 9/15/22	1,306,000	1,312,725
CVR Energy, Inc. 5.25%, due 2/15/25 (a)	8,300,000	8,200,400
Energy Ventures Gom LLC / EnVen Finance Corp. 11.00%, due 2/15/23 (a)	4,650,000	4,661,625
EQT Corp. 6.125%, due 2/1/25	7,350,000	6,673,589
Gulfport Energy Corp.
6.00%, due 10/15/24	3,987,000	2,197,634
6.375%, due 5/15/25	858,000	429,000
6.625%, due 5/1/23	9,562,000	6,502,160
Newfield Exploration Co. 5.75%, due 1/30/22	5,652,000	6,009,721
Parkland Fuel Corp. 6.00%, due 4/1/26 (a)	4,005,000	4,215,263
Parsley Energy LLC / Parsley Finance Corp. 6.25%, due 6/1/24 (a)	1,450,000	1,500,750
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, due 11/15/23	7,936,000	8,222,490
7.25%, due 6/15/25	4,770,000	5,066,122
PDC Energy, Inc. 6.125%, due 9/15/24	4,150,000	4,160,375
PetroQuest Energy, Inc. 10.00% (10.00% PIK), due 2/15/24 (b)(c)(d)(e)	726,882	109,032
QEP Resources, Inc.
5.375%, due 10/1/22	2,674,000	2,680,685
6.875%, due 3/1/21	7,655,000	7,836,806
Range Resources Corp.
5.00%, due 3/15/23	1,400,000	1,204,028
5.875%, due 7/1/22	2,828,000	2,686,600
9.25%, due 2/1/26 (a)	1,343,000	1,188,810
Rex Energy Corp. (Escrow Claim) 8.00%, due 10/1/20 (d)(g)(h)	7,906,000	59,295
Southwestern Energy Co. 6.20%, due 1/23/25	12,463,000	10,375,447
Talos Production LLC / Talos Production Finance, Inc. 11.00%, due 4/3/22	15,782,468	16,334,854
Transocean Guardian, Ltd. 5.875%, due 1/15/24 (a)	501,006	511,653
Transocean Sentry, Ltd. 5.375%, due 5/15/23 (a)	6,999,000	7,016,497
Ultra Resources, Inc. 6.875%, due 4/15/22 (a)	4,455,000	445,500
Whiting Petroleum Corp. 6.25%, due 4/1/23	2,700,000	1,890,000
		129,544,327
Oil & Gas Services 0.5%
Forum Energy Technologies, Inc. 6.25%, due 10/1/21	6,040,000	5,405,800
Nine Energy Service, Inc. 8.75%, due 11/1/23 (a)	3,775,000	3,199,312
		8,605,112
Packaging & Containers 0.4%
Cascades, Inc. / Cascades U.S.A., Inc. 5.125%, due 1/15/26 (a)	1,200,000	1,239,000
OI European Group B.V. 4.00%, due 3/15/23 (a)	5,030,000	5,105,450
		6,344,450
Pharmaceuticals 0.9%
Bausch Health Cos., Inc. (a)
5.875%, due 5/15/23	467,000	471,087
6.50%, due 3/15/22	3,895,000	3,967,291
7.00%, due 3/15/24	6,146,000	6,371,558
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 5.875%, due 10/15/24 (a)(f)	3,500,000	3,473,750
		14,283,686
Pipelines 3.7%
Antero Midstream Partners, L.P. / Antero Midstream Finance Corp. 5.375%, due 9/15/24	4,650,000	4,117,575
Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.00%, due 8/1/24 (a)	2,000,000	2,090,400
MPLX, L.P. 6.25%, due 10/15/22 (a)	373,000	380,113
NGPL PipeCo LLC 4.375%, due 8/15/22 (a)	5,565,000	5,782,512
NuStar Logistics, L.P. 6.75%, due 2/1/21	2,950,000	3,036,140
PBF Logistics, L.P. / PBF Logistics Finance Corp. 6.875%, due 5/15/23	4,000,000	4,110,000
Plains All American Pipeline, L.P. 6.125%, due 11/15/22 (i)(j)	18,663,000	17,287,537
Rockies Express Pipeline LLC 3.60%, due 5/15/25 (a)	4,500,000	4,531,905
Ruby Pipeline LLC 6.50%, due 4/1/22 (a)	4,187,902	4,392,421
Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. (a)
4.75%, due 10/1/23	5,850,000	5,857,430
5.50%, due 9/15/24	5,810,000	5,868,216
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
5.25%, due 5/1/23	2,500,000	2,521,875
6.75%, due 3/15/24	2,000,000	2,064,840
		62,040,964
Private Equity 0.1%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 6.25%, due 2/1/22	1,700,000	1,729,750

Real Estate 1.4%
Howard Hughes Corp. 5.375%, due 3/15/25 (a)	1,750,000	1,802,500
Kennedy-Wilson, Inc. 5.875%, due 4/1/24	6,800,000	6,936,000
Newmark Group, Inc. 6.125%, due 11/15/23	12,225,000	13,407,153
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25%, due 12/1/21 (a)	2,000,000	2,012,500
		24,158,153
Real Estate Investment Trusts 4.0%
CTR Partnership, L.P. / CareTrust Capital Corp. 5.25%, due 6/1/25	2,400,000	2,490,000
Equinix, Inc. 5.875%, due 1/15/26	9,373,000	9,945,690
MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc. 5.625%, due 5/1/24	21,181,000	23,104,023
MPT Operating Partnership, L.P. / MPT Finance Corp. 5.50%, due 5/1/24	7,378,000	7,534,782
RHP Hotel Properties, L.P. / RHP Finance Corp. 5.00%, due 4/15/23	6,350,000	6,461,125
Sabra Health Care L.P. 4.80%, due 6/1/24	1,400,000	1,501,668
Starwood Property Trust, Inc. 5.00%, due 12/15/21	4,255,000	4,361,375
Vici Properties, L.P. / Vici Note Co., Inc. 3.50%, due 2/15/25 (a)	11,640,000	11,817,394
		67,216,057
Retail 2.6%
Asbury Automotive Group, Inc. 6.00%, due 12/15/24	5,509,000	5,674,270
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (a)	5,150,000	5,214,375
Group 1 Automotive, Inc.
5.00%, due 6/1/22	4,300,000	4,321,500
5.25%, due 12/15/23 (a)	2,000,000	2,055,000
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.00%, due 6/1/24 (a)	12,450,000	12,807,937
KGA Escrow, LLC 7.50%, due 8/15/23 (a)	8,185,000	8,635,175
Penske Automotive Group, Inc. 5.375%, due 12/1/24	1,500,000	1,539,375
TPro Acquisition Corp. 11.00%, due 10/15/24 (a)	1,958,000	2,006,950
Yum! Brands, Inc. 3.875%, due 11/1/23	1,000,000	1,029,170
		43,283,752
Software 3.3%
CDK Global, Inc. 5.00%, due 10/15/24	1,750,000	1,908,585
MSCI, Inc. (a)
5.25%, due 11/15/24	6,076,000	6,258,280
5.75%, due 8/15/25	14,650,000	15,286,542
Open Text Corp. (a)
5.625%, due 1/15/23	13,895,000	14,103,425
5.875%, due 6/1/26	2,000,000	2,112,500
PTC, Inc.
3.625%, due 2/15/25 (a)	5,500,000	5,548,125
6.00%, due 5/15/24	7,051,000	7,319,573
RP Crown Parent LLC 7.375%, due 10/15/24 (a)	1,687,000	1,741,828
		54,278,858
Telecommunications 7.8%
CenturyLink, Inc.
5.80%, due 3/15/22	9,200,000	9,697,076
6.45%, due 6/15/21	3,500,000	3,673,250
6.75%, due 12/1/23	6,000,000	6,652,500
CommScope, Inc. (a)
5.50%, due 3/1/24	3,380,000	3,472,950
5.50%, due 6/15/24	2,025,000	2,014,875
Frontier Communications Corp. 8.50%, due 4/15/20	1,000,000	472,500
Hughes Satellite Systems Corp. 7.625%, due 6/15/21	3,255,000	3,480,572
Inmarsat Finance PLC 4.875%, due 5/15/22 (a)	10,000,000	10,125,000
Level 3 Financing, Inc.
5.375%, due 8/15/22	2,438,000	2,447,752
5.375%, due 5/1/25	5,050,000	5,214,125
5.625%, due 2/1/23	2,650,000	2,650,803
Sprint Communications, Inc.
7.00%, due 3/1/20 (a)	11,130,000	11,164,503
9.25%, due 4/15/22	5,000,000	5,662,500
Sprint Corp. 7.875%, due 9/15/23	34,145,000	36,275,307
T-Mobile USA, Inc.
4.00%, due 4/15/22	6,045,000	6,211,237
6.00%, due 3/1/23	6,005,000	6,114,771
6.375%, due 3/1/25	1,000,000	1,032,190
6.50%, due 1/15/24	12,529,000	12,857,886
		129,219,797
Textiles 0.3%
Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC 7.50%, due 5/1/25 (a)	6,020,000	4,876,200

Toys, Games & Hobbies 0.7%
Mattel, Inc.
3.15%, due 3/15/23	3,760,000	3,722,400
6.75%, due 12/31/25 (a)	7,015,000	7,523,587
		11,245,987
Transportation 0.4%
Teekay Corp. 9.25%, due 11/15/22 (a)	1,935,000	2,012,400
XPO Logistics, Inc. 6.50%, due 6/15/22 (a)	4,125,000	4,197,187
		6,209,587
Trucking & Leasing 0.3%
Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (a)	5,550,000	5,716,500

Total Corporate Bonds (Cost $1,366,701,947)		1,371,435,777

Loan Assignments 12.1%
Advertising 0.4%
Lamar Media Corp. 2018 Term Loan B 5.50% (PRIME + 0.75%), due 3/14/25 (k)	7,368,750	7,356,466

Aerospace & Defense 0.3%
AI Convoy (Luxembourg) S.A.R.L USD Term Loan B TBD, due 1/29/27	5,000,000	5,000,000

Auto Parts & Equipment 1.4%
Adient U.S. LLC (k)
Term Loan B 6.144% (3 Month LIBOR + 4.25%), due 5/6/24	2,963,127	2,964,362
Term Loan B 6.195% (3 Month LIBOR + 4.25%), due 5/6/24	8,830,117	8,833,799
Altra Industrial Motion Corp. 2018 Term Loan B 3.645% (1 Month LIBOR + 2.00%), due 10/1/25 (k)	2,439,959	2,446,669
Dealer Tire LLC
2020 Term Loan B TBD, due 12/12/25	4,200,000	4,210,500
2018 Term Loan B 7.145% (1 Month LIBOR + 5.50%), due 12/12/25 (k)	1,836,125	1,831,535
Tenneco, Inc. 2018 Term Loan B 4.645% (1 Month LIBOR + 3.00%), due 10/1/25 (k)	2,992,443	2,928,854
		23,215,719
Banks 0.6%
Jane Street Group LLC 2018 Term Loan B 4.645% (1 Month LIBOR + 3.00%), due 8/25/22 (k)	10,651,562	10,644,904

Commercial Services 0.4%
WEX, Inc. Term Loan B3 3.895% (1 Month LIBOR + 2.25%), due 5/15/26 (k)	6,533,704	6,569,639

Distribution & Wholesale 0.1%
Beacon Roofing Supply, Inc. 2017 Term Loan B 3.895% (1 Month LIBOR + 2.25%), due 1/2/25 (k)	1,965,000	1,964,591

Diversified Financial Services 0.2%
Jefferies Finance LLC 2019 Term Loan 5.063% (1 Month LIBOR + 3.25%), due 6/3/26 (k)	3,980,000	3,984,975

Electronics 0.2%
Infor (U.S.), Inc. Term Loan B6 4.695% (3 Month LIBOR + 2.75%), due 2/1/22 (k)	1,988,029	1,993,993
Resideo Funding, Inc. Term Loan B 4.20% (3 Month LIBOR + 2.25%), due 10/24/25 (k)	990,000	986,288
		2,980,281
Entertainment 0.7%
Churchill Downs, Inc. 2017 Term Loan B 3.65% (1 Month LIBOR + 2.00%), due 12/27/24 (k)	3,920,000	3,927,350
NAI Entertainment Holdings LLC Term Loan B 4.15% (1 Month LIBOR + 2.50%), due 5/8/25 (k)	3,752,500	3,752,500
Twin River Worldwide Holdings, Inc. Term Loan B 4.395% (1 Month LIBOR + 2.75%), due 5/10/26 (k)	3,482,500	3,492,077
		11,171,927
Food 0.8%
B&G Foods, Inc. 2019 Term Loan B4 4.145% (1 Month LIBOR + 2.50%), due 10/10/26 (k)	3,990,000	3,994,987
United Natural Foods, Inc. Term Loan B 5.895% (1 Month LIBOR + 4.25%), due 10/22/25 (k)	9,739,924	8,678,682
		12,673,669
Healthcare, Education & Childcare 0.4%
Catalent Pharma Solutions, Inc. Term Loan B2 3.895% (1 Month LIBOR + 2.25%), due 5/18/26 (k)	1,736,875	1,743,388
Jaguar Holding Co. II 2018 Term Loan 4.145% (1 Month LIBOR + 2.50%), due 8/18/22 (k)	4,948,187	4,944,654
		6,688,042
Hotels, Motels, Inns & Gaming 0.4%
Four Seasons Hotels, Ltd. New 1st Lien Term Loan 3.645% (1 Month LIBOR + 2.00%), due 11/30/23 (k)	6,597,104	6,635,981
MGM Growth Properties Operating Partnership, L.P. 2016 Term Loan B 3.566% (1 Week LIBOR + 2.00%), due 3/21/25 (k)	435,086	436,242
		7,072,223
Household Products & Wares 0.1%
Prestige Brands, Inc. Term Loan B4 3.645% (1 Month LIBOR + 2.00%), due 1/26/24 (k)	2,065,590	2,077,393

Insurance 0.6%
USI, Inc. 2017 Repriced Term Loan 4.945% (3 Month LIBOR + 3.00%), due 5/16/24 (k)	9,472,988	9,431,544

Internet 0.2%
Match Group, Inc. 2017 Term Loan B 4.16% (1 Month LIBOR + 2.50%), due 11/16/22 (k)	612,500	613,266
NASCAR Holdings, Inc. Term Loan B 4.408% (1 Month LIBOR + 2.75%), due 10/19/26 (k)	3,113,936	3,139,884
		3,753,150
Investment Company 0.1%
Global Business Travel Holdings, Ltd. 2018 Term Loan B 4.401% (3 Month LIBOR + 2.50%), due 8/13/25 (k)	1,481,250	1,477,547

Iron & Steel 0.5%
Big River Steel LLC Term Loan B 6.945% (3 Month LIBOR + 5.00%), due 8/23/23 (k)	8,048,471	8,068,592

Media 0.8%
Coral-US Co-Borrower, LLC 2020 Term Loan B5 TBD, due 1/31/28	7,000,000	7,017,500
Liberty Latin America, Ltd. Term Loan B 6.676% (3 Month LIBOR + 5.00%), due 10/22/26 (k)	4,000,000	4,042,500
Meredith Corp. 2018 Term Loan B 4.395% (1 Month LIBOR + 2.75%), due 1/31/25 (k)	2,140,080	2,151,448
		13,211,448
Metal Fabricate & Hardware 0.3%
Advanced Drainage Systems, Inc. Term Loan B 4.063% (1 Month LIBOR + 2.25%), due 7/31/26 (k)	1,389,107	1,396,053
Neenah Foundry Co. (k)
2017 Term Loan 8.262% (2 Month LIBOR + 6.50%), due 12/13/22	1,363,097	1,322,203
2017 Term Loan 8.349% (2 Month LIBOR + 6.50%), due 12/13/22	1,583,476	1,535,972
		4,254,228
Oil & Gas 0.2%
PetroQuest Energy, Inc. Term Loan Note 10.013%, due 3/2/20 (b)(c)(d)	2,935,847	2,935,847

Retail 0.3%
1011778 B.C. Unlimited Liability Co. Term Loan B4 3.395% (1 Month LIBOR + 1.75%), due 11/19/26 (k)	909,939	908,518
KFC Holding Co. 2018 Term Loan B 3.408% (1 Month LIBOR + 1.75%), due 4/3/25 (k)	3,404,363	3,413,405
		4,321,923
Retail Stores 1.4%
Bass Pro Group LLC Term Loan B 6.645% (1 Month LIBOR + 5.00%), due 9/25/24 (k)	23,185,408	23,108,131

Software 1.3%
Ascend Learning LLC 2017 Term Loan B 4.645% (1 Month LIBOR + 3.00%), due 7/12/24 (k)	8,003,109	8,023,117
Camelot U.S. Acquisition 1 Co. Term Loan B 4.895% (1 Month LIBOR + 3.25%), due 10/31/26 (k)	6,800,000	6,828,336
RP Crown Parent LLC 2016 Term Loan B 4.395% (1 Month LIBOR + 2.75%), due 10/12/23 (k)	7,405,903	7,438,304
		22,289,757
Telecommunications 0.4%
CommScope, Inc. 2019 Term Loan B 4.895% (1 Month LIBOR + 3.25%), due 4/6/26 (k)	2,992,500	2,992,500
Connect Finco SARL Term Loan B 6.15% (1 Month LIBOR + 4.50%), due 12/11/26 (k)	3,639,617	3,656,905
		6,649,405
Total Loan Assignments (Cost $199,320,051)		200,901,401
Total Long-Term Bonds (Cost $1,588,677,047)		1,595,701,002

	Shares
Common Stocks 0.5%
Auto Parts & Equipment 0.0% ‡
Exide Technologies (b)(c)(d)(g)(l)	951,326	789,601

Independent Power & Renewable Electricity Producers 0.3%
GenOn Energy, Inc. (g)	20,915	4,130,712
PetroQuest Energy, Inc. (b)(c)(d)	94,872	0
		4,130,712
Oil, Gas & Consumable Fuels 0.2%
Talos Energy, Inc. (l)	130,766	2,869,006

Total Common Stocks (Cost $8,943,931)		7,789,319

Short-Term Investments 6.6%
Unaffiliated Investment Companies 6.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52% (m)	99,785,454	99,785,454
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (m)(n)	10,638,498	10,638,498

Total Short-Term Investments (Cost $110,423,952)		110,423,952

Total Investments (Cost $1,708,044,930)	102.9%	1,713,914,273
Other Assets, Less Liabilities	(2.9)	(48,808,229)
Net Assets	100.0%	$1,665,106,044

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2020, the total market value of the fair valued securities was $21,041,659, which represented 1.2% of the Fund’s net assets.
(d)	Illiquid security - As of January 31, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $21,915,716, which represented 1.3% of the Fund’s net assets.
(e)	PIK (“Payment-in-Kind”) - issuer may pay interest or dividends with additional securities and/or in cash.
(f)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $10,393,970. The Fund received cash collateral with a value of $10,638,498.
(g)	Restricted security.
(h)	Issue in non-accrual status.
(i)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2020.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	Floating rate - Rate shown was the rate in effect as of January 31, 2020.
(l)	Non-income producing security.
(m)	Current yield as of January 31, 2020.
(n)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$—	$23,363,824	$—	$23,363,824
Corporate Bonds (b)	—	1,354,119,566	17,316,211	1,371,435,777
Loan Assignments (c)	—	197,965,554	2,935,847	200,901,401
Total Long-Term Bonds	—	1,575,448,944	20,252,058	1,595,701,002
Common Stocks (d)	2,869,006	4,130,712	789,601	7,789,319
Short-Term Investments
Unaffiliated Investment Companies	110,423,952	—	—	110,423,952
Total Investments in Securities	$113,292,958	$1,579,579,656	$21,041,659	$1,713,914,273

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $14,087,179, $3,120,000 and $109,032 are held in Auto Parts & Equipment, Media and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 security valued at $2,935,847 is held in Oil & Gas within the Loan Assignments section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $789,601 and $0 are held in Auto Parts & Equipment and Independent Power & Renewable Electricity Producers, respectively, within the Common Stocks section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2020
Long-Term Bonds
Convertible Bonds	$839,191	$10,121	$-	$80,198	$78,002	(a)	$(1,007,512)	$-	$-	$-	$-
Corporate Bonds	17,009,270	54,666	-	(203,790)	456,065	(a)	-	-	-	17,316,211	(203,790)
Loan Assignments	2,935,847	-	-	-	-		-	-	-	2,935,847	-
Common Stock	415,146	-	-	(644,284)	1,018,739		-	-	-	789,601	(644,284)
Total	$21,199,454	$64,787	$-	$(767,876)	$1,552,806		$(1,007,512)	$-	$-	$21,041,659	$(848,074)

(a) Purchases include PIK securities.

MainStay MacKay Small Cap Core Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 97.9%†
Aerospace & Defense 1.3%
AAR Corp.	28,700	$1,222,046
Ducommun, Inc. (a)	16,736	685,005
Moog, Inc., Class A	14,700	1,317,267
Vectrus, Inc. (a)	21,003	1,170,917
		4,395,235
Air Freight & Logistics 0.0% ‡
Radiant Logistics, Inc. (a)	4,600	22,218

Auto Components 0.3%
Adient PLC (a)	32,800	843,288
Cooper-Standard Holdings, Inc. (a)	8,100	214,812
		1,058,100
Automobiles 0.4%
Winnebago Industries, Inc.	24,700	1,352,572

Banks 8.2%
Amalgamated Bank, Class A	2,200	37,928
Bancorp, Inc. (a)	92,555	1,094,926
Bank of N.T. Butterfield & Son, Ltd.	13,900	461,758
BayCom Corp. (a)	5,302	119,083
BCB Bancorp, Inc.	29,217	383,327
Berkshire Hills Bancorp, Inc.	16,800	472,920
Boston Private Financial Holdings, Inc.	43,500	495,900
Bridge Bancorp, Inc.	23,574	715,471
Business First Bancshares, Inc.	500	12,390
Cadence Bancorp	81,800	1,278,534
Capital Bancorp, Inc. (a)	600	8,172
Capstar Financial Holdings, Inc.	7,400	110,778
Cathay General Bancorp	5,300	191,118
Century Bancorp, Inc., Class A	6,565	564,590
Civista Bancshares, Inc.	20,329	447,441
ConnectOne Bancorp, Inc.	12,300	290,403
Customers Bancorp, Inc. (a)	50,478	1,079,220
Dime Community Bancshares, Inc.	7,112	138,044
Eagle Bancorp, Inc.	23,900	1,044,430
Esquire Financial Holdings, Inc. (a)	2,300	52,325
Evans Bancorp, Inc.	600	23,424
Farmers National Banc Corp.	7,863	124,393
Financial Institutions, Inc.	32,431	999,199
First BanCorp	118,900	1,102,203
First Business Financial Services, Inc.	14,599	367,603
First Financial Northwest, Inc.	10,529	154,039
First Foundation, Inc.	68,560	1,131,240
First Internet Bancorp	31,756	841,851
First Midwest Bancorp, Inc.	65,073	1,297,556
First Northwest Bancorp	7,600	120,004
First of Long Island Corp.	17,185	379,101
Flushing Financial Corp.	46,453	923,021
Franklin Financial Network, Inc.	27,295	1,006,367
Great Southern Bancorp, Inc.	4,034	229,575
Hancock Whitney Corp.	12,600	500,724
Hanmi Financial Corp.	40,274	677,409
Hilltop Holdings, Inc.	26,700	604,488
Independent Bank Group, Inc.	1,500	80,280
Investar Holding Corp.	2,900	64,119
Investors Bancorp, Inc.	126,600	1,529,961
Lakeland Bancorp, Inc.	5,400	87,696
LCNB Corp.	2,300	38,111
Level One Bancorp, Inc.	300	7,458
Mainstreet Bancshares, Inc. (a)	400	8,800
Mercantile Bank Corp.	200	6,554
Metropolitan Bank Holding Corp. (a)	18,003	884,847
MidWestOne Financial Group, Inc.	10,303	333,199
Northeast Bank (a)	5,823	116,868
OFG Bancorp	6,000	118,260
Orrstown Financial Services, Inc.	9,301	191,693
PCB Bancorp	16,066	244,364
Peapack-Gladstone Financial Corp.	30,108	880,057
Preferred Bank / Los Angeles CA	9,800	589,078
QCR Holdings, Inc.	6,900	283,590
RBB Bancorp	40,686	800,700
Reliant Bancorp, Inc.	400	8,504
Republic Bancorp, Inc., Class A	11,631	487,339
Richmond Mutual BanCorp., Inc. (a)	1,800	27,378
SB One Bancorp	5,200	124,280
SmartFinancial, Inc.	25,564	552,694
South Plains Financial, Inc.	7,000	152,250
TriState Capital Holdings, Inc. (a)	2,006	46,118
WesBanco, Inc.	20,037	663,625
West Bancorp., Inc.	4,000	91,560
		27,900,338
Beverages 0.8%
Boston Beer Co., Inc., Class A (a)	4,100	1,461,158
Coca-Cola Consolidated, Inc.	4,618	1,250,600
Craft Brew Alliance, Inc. (a)	2,522	41,361
		2,753,119
Biotechnology 7.1%
ACADIA Pharmaceuticals, Inc. (a)	22,072	881,556
Acceleron Pharma, Inc. (a)	15,520	1,408,906
Aimmune Therapeutics, Inc. (a)(b)	12,912	400,918
Allakos, Inc. (a)(b)	5,100	368,220
Amicus Therapeutics, Inc. (a)	77,201	682,457
Apellis Pharmaceuticals, Inc. (a)	6,500	267,215
Arena Pharmaceuticals, Inc. (a)	12,789	584,329
Arrowhead Pharmaceuticals, Inc. (a)	18,426	772,234
Atara Biotherapeutics, Inc. (a)	24,639	325,974
Biohaven Pharmaceutical Holding Co., Ltd. (a)	9,000	436,410
Blueprint Medicines Corp. (a)	11,269	715,018
ChemoCentryx, Inc. (a)	5,100	216,342
Editas Medicine, Inc. (a)	21,234	561,215
Emergent BioSolutions, Inc. (a)	10,337	569,465
Enanta Pharmaceuticals, Inc. (a)	5,983	308,364
Epizyme, Inc. (a)	13,800	288,834
FibroGen, Inc. (a)	19,047	797,117
Global Blood Therapeutics, Inc. (a)	14,054	917,164
Halozyme Therapeutics, Inc. (a)	39,423	748,249
Heron Therapeutics, Inc. (a)	23,251	485,016
Immunomedics, Inc. (a)	40,291	748,204
Insmed, Inc. (a)	33,536	688,829
Intercept Pharmaceuticals, Inc. (a)	6,765	625,154
Invitae Corp. (a)(b)	27,500	512,875
Iovance Biotherapeutics, Inc. (a)	26,920	585,241
Ironwood Pharmaceuticals, Inc. (a)	41,672	503,398
Kodiak Sciences, Inc. (a)	6,000	366,420
Ligand Pharmaceuticals, Inc. (a)	4,983	437,557
Madrigal Pharmaceuticals, Inc. (a)	3,867	321,038
Mirati Therapeutics, Inc. (a)	6,200	538,346
Momenta Pharmaceuticals, Inc. (a)	28,317	821,759
Myriad Genetics, Inc. (a)	17,813	492,529
Natera, Inc. (a)	14,900	521,649
OPKO Health, Inc. (a)(b)	44,869	65,060
Portola Pharmaceuticals, Inc. (a)	25,852	330,647
Prothena Corp. PLC (a)	28,995	352,869
PTC Therapeutics, Inc. (a)	15,683	807,674
Ra Pharmaceuticals, Inc. (a)	9,200	431,204
Radius Health, Inc. (a)	18,306	321,453
REGENXBIO, Inc. (a)	10,512	457,587
Retrophin, Inc. (a)	27,073	418,549
Sangamo Therapeutics, Inc. (a)	42,733	313,233
Spectrum Pharmaceuticals, Inc. (a)	12,397	31,364
Turning Point Therapeutics, Inc. (a)	3,500	204,750
Ultragenyx Pharmaceutical, Inc. (a)	15,536	816,417
Vanda Pharmaceuticals, Inc. (a)	18,622	237,431
Xencor, Inc. (a)	12,343	418,921
		24,105,161
Building Products 2.4%
Advanced Drainage Systems, Inc.	15,400	640,178
American Woodmark Corp. (a)	9,200	1,008,780
Armstrong Flooring, Inc. (a)	20,600	72,924
Builders FirstSource, Inc. (a)	59,100	1,465,385
CSW Industrials, Inc.	2,700	204,876
Insteel Industries, Inc.	7,300	163,301
JELD-WEN Holding, Inc. (a)	24,800	592,224
Masonite International Corp. (a)	17,200	1,291,892
Patrick Industries, Inc.	8,439	437,815
Quanex Building Products Corp.	34,372	609,072
Universal Forest Products, Inc.	31,700	1,518,430
		8,004,877
Capital Markets 2.0%
Artisan Partners Asset Management, Inc., Class A	18,800	627,920
Ashford, Inc. (a)	1	24
B. Riley Financial, Inc.	1,800	48,276
Brightsphere Investment Group, Inc. (a)	74,400	685,224
Federated Investors, Inc., Class B	37,000	1,340,510
GAMCO Investors, Inc., Class A	3,400	56,270
INTL FCStone, Inc. (a)	23,719	1,130,448
Oppenheimer Holdings, Inc., Class A	2,500	68,875
Piper Sandler Cos.	2,300	189,589
Stifel Financial Corp.	22,900	1,481,401
Waddell & Reed Financial, Inc., Class A	70,800	1,131,384
		6,759,921
Chemicals 1.1%
AdvanSix, Inc. (a)	31,220	584,438
FutureFuel Corp.	5,686	62,319
Hawkins, Inc.	4,439	185,461
Innospec, Inc.	6,000	604,380
Koppers Holdings, Inc. (a)	8,000	251,040
Orion Engineered Carbons S.A.	13,600	213,520
PolyOne Corp.	15,100	501,018
Tredegar Corp.	41,803	850,691
Trinseo S.A.	14,673	421,409
		3,674,276
Commercial Services & Supplies 2.0%
ACCO Brands Corp.	19,900	171,936
Deluxe Corp.	1,000	48,200
Herman Miller, Inc.	33,357	1,289,248
HNI Corp.	11,300	406,461
Kimball International, Inc., Class B	39,700	745,566
Knoll, Inc.	48,300	1,195,908
McGrath RentCorp.	17,600	1,360,832
Quad/Graphics, Inc.	67,900	288,575
R.R. Donnelley & Sons Co.	78,751	189,003
Steelcase, Inc., Class A	66,528	1,238,086
Viad Corp.	400	26,000
		6,959,815
Communications Equipment 1.7%
ADTRAN, Inc.	16,800	152,040
Applied Optoelectronics, Inc. (a)(b)	3,800	42,940
CalAmp Corp. (a)	25,383	244,184
Calix, Inc. (a)	7,400	67,784
Casa Systems, Inc. (a)	17,100	68,571
Comtech Telecommunications Corp.	13,500	390,285
DASAN Zhone Solutions, Inc. (a)	2,800	24,808
Digi International, Inc. (a)	35,800	565,461
Extreme Networks, Inc. (a)	77,500	457,250
Harmonic, Inc. (a)	22,300	156,881
Infinera Corp. (a)	37,900	279,323
InterDigital, Inc.	1,000	55,250
NetScout Systems, Inc. (a)	54,614	1,404,126
Plantronics, Inc.	14,300	410,696
Ribbon Communications, Inc. (a)	33,700	95,034
Viavi Solutions, Inc. (a)	98,791	1,392,953
		5,807,586
Construction & Engineering 2.3%
Arcosa, Inc.	24,800	1,085,000
Comfort Systems USA, Inc.	27,200	1,262,080
EMCOR Group, Inc.	21,500	1,766,655
Great Lakes Dredge & Dock Corp. (a)	91,863	961,806
IES Holdings, Inc. (a)	100	2,501
MasTec, Inc. (a)	21,800	1,258,950
MYR Group, Inc. (a)	29,535	848,245
Sterling Construction Co., Inc. (a)	27,226	358,702
Tutor Perini Corp. (a)	23,700	266,862
		7,810,801
Construction Materials 0.3%
Forterra, Inc. (a)	51,900	672,105
Summit Materials, Inc., Class A (a)	5,200	114,244
U.S. Concrete, Inc. (a)	2,200	78,298
		864,647
Consumer Finance 0.3%
CURO Group Holdings Corp. (a)	24,800	258,168
Elevate Credit, Inc. (a)	59,857	347,769
Enova International, Inc. (a)	12,668	317,460
EZCORP, Inc., Class A (a)	17,834	110,928
		1,034,325
Distributors 0.0% ‡
Core-Mark Holding Co., Inc.	5,916	138,671

Diversified Consumer Services 0.5%
American Public Education, Inc. (a)	1,800	42,894
Collectors Universe, Inc.	3,200	78,592
K12, Inc. (a)	32,718	528,069
Laureate Education, Inc., Class A (a)	14,800	308,432
Perdoceo Education Corp. (a)	8,200	145,796
Select Interior Concepts, Inc., Class A (a)	72,700	600,502
		1,704,285
Diversified Financial Services 0.6%
Cannae Holdings, Inc. (a)	28,449	1,156,736
FGL Holdings	67,400	650,410
Marlin Business Services Corp.	3,400	66,980
		1,874,126
Diversified Telecommunication Services 0.3%
ATN International, Inc.	5,400	312,498
Consolidated Communications Holdings, Inc.	5,700	27,531
IDT Corp., Class B (a)	84,300	637,308
Ooma, Inc. (a)	8,500	111,605
		1,088,942
Electric Utilities 0.6%
Genie Energy, Ltd., Class B	300	2,169
Portland General Electric Co.	16,800	1,033,200
Spark Energy, Inc., Class A	86,564	821,492
		1,856,861
Electrical Equipment 2.0%
Allied Motion Technologies, Inc.	4,400	201,696
Atkore International Group, Inc. (a)	33,324	1,322,963
AZZ, Inc.	11,059	456,294
Encore Wire Corp.	20,935	1,136,980
EnerSys	2,700	194,292
Generac Holdings, Inc. (a)	20,300	2,102,877
Powell Industries, Inc.	23,200	957,464
Preformed Line Products Co.	1,767	96,514
Thermon Group Holdings, Inc. (a)	12,200	289,140
		6,758,220
Electronic Equipment, Instruments & Components 3.1%
Anixter International, Inc. (a)	5,100	497,760
Bel Fuse, Inc., Class B	4,800	83,136
Belden, Inc.	11,634	573,207
Benchmark Electronics, Inc.	27,690	852,298
Daktronics, Inc.	6,300	37,170
ePlus, Inc. (a)	12,667	1,009,813
Fitbit, Inc., Class A (a)	46,500	303,180
Insight Enterprises, Inc. (a)	15,092	994,110
Itron, Inc. (a)	4,500	367,875
Kimball Electronics, Inc. (a)	16,200	262,116
Methode Electronics, Inc.	16,600	543,650
OSI Systems, Inc. (a)	8,125	703,138
PC Connection, Inc.	1,992	99,281
Plexus Corp. (a)	14,073	1,000,872
Rogers Corp. (a)	1,700	200,175
Sanmina Corp. (a)	32,273	1,027,572
ScanSource, Inc. (a)	8,900	310,521
TTM Technologies, Inc. (a)	36,542	525,839
Vishay Intertechnology, Inc.	49,902	1,012,512
		10,404,225
Energy Equipment & Services 0.3%
Exterran Corp. (a)	200	1,080
Matrix Service Co. (a)	33,385	671,706
ProPetro Holding Corp. (a)	45,144	439,703
		1,112,489
Entertainment 0.0% ‡
Liberty Media Corp-Liberty Braves (a)
Class A	1,000	29,250
Class C	4,100	119,515
		148,765
Equity Real Estate Investment Trusts 6.3%
Agree Realty Corp.	6,900	523,917
Alexander’s, Inc.	1,700	548,556
American Assets Trust, Inc.	21,300	970,428
American Finance Trust, Inc.	18,200	236,054
Armada Hoffler Properties, Inc.	6,300	115,542
Ashford Hospitality Trust, Inc.	50,300	123,738
Braemar Hotels & Resorts, Inc.	9,597	76,584
BRT Apartments Corp.	200	3,446
Cedar Shopping Centers, Inc.	2,900	7,540
City Office REIT, Inc.	22,600	305,552
Community Healthcare Trust, Inc.	7,000	330,190
CorEnergy Infrastructure Trust, Inc.	1,000	45,600
Corepoint Lodging, Inc.	33,795	309,224
Diversified Healthcare Trust	67,800	523,416
EastGroup Properties, Inc.	12,283	1,671,348
First Industrial Realty Trust, Inc.	15,900	678,930
Four Corners Property Trust, Inc.	7,000	212,030
GEO Group, Inc.	69,738	1,101,860
Global Medical REIT, Inc.	19,600	286,160
Global Net Lease, Inc.	3,000	62,190
Healthcare Realty Trust, Inc.	3,400	122,604
Independence Realty Trust, Inc.	24,100	353,547
Kite Realty Group Trust	36,000	619,200
Lexington Realty Trust	92,051	1,019,005
National Health Investors, Inc.	6,300	531,594
New Senior Investment Group, Inc.	26,700	203,454
NexPoint Residential Trust, Inc.	2,800	136,640
Office Properties Income Trust	13,200	449,196
Physicians Realty Trust	49,300	953,955
Piedmont Office Realty Trust, Inc., Class A	20,900	484,671
PotlatchDeltic Corp.	10,400	447,200
PS Business Parks, Inc.	6,721	1,126,171
QTS Realty Trust, Inc., Class A	9,400	534,672
Retail Value, Inc.	25,635	842,622
Rexford Industrial Realty, Inc.	14,100	679,479
RLJ Lodging Trust	27,700	431,012
Ryman Hospitality Properties, Inc.	17,000	1,445,510
Sabra Health Care REIT, Inc.	69,400	1,492,100
STAG Industrial, Inc.	3,000	96,720
Summit Hotel Properties, Inc.	10,700	118,663
Sunstone Hotel Investors, Inc.	74,098	939,563
Terreno Realty Corp.	1,200	68,712
Uniti Group, Inc.	18,400	116,472
Urstadt Biddle Properties, Inc., Class A	2,500	56,675
		21,401,742
Food & Staples Retailing 1.0%
Andersons, Inc.	1,900	42,978
Ingles Markets, Inc., Class A	16,100	671,209
Natural Grocers by Vitamin Cottage, Inc.	32,040	289,962
Performance Food Group Co. (a)	37,853	1,960,407
PriceSmart, Inc.	3,900	238,914
SpartanNash Co.	18,100	220,458
		3,423,928
Food Products 1.5%
Alico, Inc.	900	32,391
Darling Ingredients, Inc. (a)	64,500	1,749,885
Farmer Brothers Co. (a)	5,300	63,494
Fresh Del Monte Produce, Inc.	36,000	1,129,680
John B. Sanfilippo & Son, Inc.	12,550	1,057,965
Sanderson Farms, Inc.	3,600	495,684
Seneca Foods Corp., Class A (a)	12,667	500,980
		5,030,079
Health Care Equipment & Supplies 4.2%
Accuray, Inc. (a)	2,744	10,674
AngioDynamics, Inc. (a)	30,800	424,116
CONMED Corp.	14,100	1,433,688
Cutera, Inc. (a)	25,900	729,862
Globus Medical, Inc., Class A (a)	25,300	1,322,684
Haemonetics Corp. (a)	16,800	1,804,152
Integer Holdings Corp. (a)	17,774	1,517,900
Invacare Corp.	17,000	130,730
Lantheus Holdings, Inc. (a)	59,205	1,036,680
Meridian Bioscience, Inc.	13,191	129,799
Natus Medical, Inc. (a)	36,900	1,154,601
Nevro Corp. (a)	5,400	717,714
Novocure, Ltd. (a)	14,473	1,178,971
NuVasive, Inc. (a)	22,154	1,708,516
Quidel Corp. (a)	8,400	645,120
SeaSpine Holdings Corp. (a)	4,883	72,073
Varex Imaging Corp. (a)	12,700	351,155
		14,368,435
Health Care Providers & Services 2.5%
Amedisys, Inc. (a)	6,000	1,058,940
AMN Healthcare Services, Inc. (a)	11,200	754,656
Corvel Corp. (a)	3,900	357,123
Cross Country Healthcare, Inc. (a)	33,300	329,670
Diplomat Pharmacy, Inc. (a)	7,800	31,044
Five Star Senior Living, Inc. (a)	1,551	7,026
Hanger, Inc. (a)	42,000	1,026,060
Magellan Health, Inc. (a)	8,200	600,322
National Healthcare Corp.	9,200	772,064
R1 RCM, Inc. (a)	5,900	73,750
RadNet, Inc. (a)	32,306	729,146
Select Medical Holdings Corp. (a)	62,700	1,432,068
Tenet Healthcare Corp. (a)	45,800	1,449,112
		8,620,981
Health Care Technology 1.3%
Computer Programs & Systems, Inc.	16,250	422,500
HealthStream, Inc. (a)	35,226	900,024
HMS Holdings Corp. (a)	40,500	1,106,460
NextGen Healthcare, Inc. (a)	34,435	477,269
Omnicell, Inc. (a)	19,521	1,586,667
Teladoc Health, Inc. (a)	800	81,368
		4,574,288
Hotels, Restaurants & Leisure 1.2%
BBX Capital Corp.	6,800	26,384
Biglari Holdings, Inc., Class B (a)	100	10,848
Bloomin’ Brands, Inc.	38,500	799,645
Century Casinos, Inc. (a)	19,900	165,767
Churchill Downs, Inc.	1,300	187,694
Cracker Barrel Old Country Store, Inc.	400	61,172
Del Taco Restaurants, Inc. (a)	3,200	24,128
Denny’s Corp. (a)	8,200	167,854
Everi Holdings, Inc. (a)	92,678	1,158,475
Golden Entertainment, Inc. (a)	10,400	178,464
J. Alexander’s Holdings, Inc. (a)	33,814	323,938
RCI Hospitality Holdings, Inc.	4,300	76,239
Texas Roadhouse, Inc.	11,515	719,688
Wingstop, Inc.	2,900	269,033
		4,169,329
Household Durables 2.6%
Bassett Furniture Industries, Inc.	4,100	50,143
Beazer Homes USA, Inc. (a)	56,700	779,625
Flexsteel Industries, Inc.	654	10,726
Green Brick Partners, Inc. (a)	10,400	120,536
Installed Building Products, Inc. (a)	18,000	1,334,340
KB Home	21,700	814,835
M/I Homes, Inc. (a)	20,100	892,239
Meritage Homes Corp. (a)	5,500	390,280
Skyline Champion Corp. (a)	11,400	327,750
Taylor Morrison Home Corp. (a)	53,300	1,379,404
TopBuild Corp. (a)	8,800	1,007,688
TRI Pointe Group, Inc. (a)	56,200	913,812
Universal Electronics, Inc. (a)	17,900	886,587
		8,907,965
Household Products 0.4%
Central Garden & Pet Co., Class A (a)	42,600	1,276,296

Independent Power & Renewable Electricity Producers 0.6%
Atlantic Power Corp. (a)	110,915	265,087
Ormat Technologies, Inc.	9,800	776,748
Terraform Power, Inc., Class A	62,500	1,130,625
		2,172,460
Insurance 1.9%
American Equity Investment Life Holding Co.	4,735	125,051
Crawford & Co.
Class A	20,700	180,918
Class B	1,129	9,021
Donegal Group, Inc., Class A	1,700	23,715
Employers Holdings, Inc.	22,004	938,471
Enstar Group, Ltd. (a)	4,500	878,805
Hallmark Financial Services, Inc. (a)	58,568	1,007,370
Horace Mann Educators Corp.	24,800	1,066,648
National General Holdings Corp.	50,712	1,104,000
Prosight Global, Inc. (a)	5,300	76,691
Stewart Information Services Corp.	19,262	804,188
Tiptree, Inc.	17,979	123,156
		6,338,034
Interactive Media & Services 0.5%
DHI Group, Inc. (a)	145,300	406,840
Meet Group, Inc. (a)	87,600	466,908
Travelzoo (a)	44,540	452,081
TrueCar, Inc. (a)	5,700	21,090
Yelp, Inc. (a)	9,600	312,960
		1,659,879
Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc., Class A (a)	74,850	1,136,971
Lands’ End, Inc. (a)	4,690	54,639
Stamps.com, Inc. (a)	2,400	178,776
		1,370,386
IT Services 1.4%
Brightcove, Inc. (a)	10,900	94,394
Cardtronics PLC, Class A (a)	15,264	686,880
Conduent, Inc. (a)	39,100	167,348
CSG Systems International, Inc.	6,100	303,902
Endurance International Group Holdings, Inc. (a)	27,200	128,384
MAXIMUS, Inc.	9,605	689,159
Perficient, Inc. (a)	16,861	837,991
Perspecta, Inc.	32,883	923,026
Sykes Enterprises, Inc. (a)	325	10,917
TTEC Holdings, Inc.	13,700	544,164
Unisys Corp. (a)	53,000	514,630
		4,900,795
Leisure Products 0.9%
Acushnet Holdings Corp.	17,600	545,072
Malibu Boats, Inc., Class A (a)	28,600	1,252,394
MasterCraft Boat Holdings, Inc. (a)	68,000	1,194,760
		2,992,226
Life Sciences Tools & Services 0.6%
Medpace Holdings, Inc. (a)	16,913	1,446,907
Syneos Health, Inc. (a)	7,824	480,081
		1,926,988
Machinery 2.5%
Blue Bird Corp. (a)	19,574	386,195
Commercial Vehicle Group, Inc. (a)	138,081	689,024
Douglas Dynamics, Inc.	400	20,972
L.B. Foster Co., Class A (a)	37,936	643,395
Lydall, Inc. (a)	41,000	838,040
Meritor, Inc. (a)	42,430	929,641
Miller Industries, Inc.	15,949	548,805
Mueller Industries, Inc.	20,284	591,684
Navistar International Corp. (a)	46,000	1,684,520
Park-Ohio Holdings Corp.	13,973	410,806
REV Group, Inc.	8,400	84,000
Spartan Motors, Inc.	14,500	246,500
SPX Corp. (a)	16,000	785,120
Wabash National Corp.	59,026	684,702
		8,543,404
Marine 0.2%
Costamare, Inc.	79,300	628,849

Media 0.3%
Cumulus Media, Inc., Class A (a)	17,600	246,400
Emerald Expositions Events, Inc.	6,100	63,623
Entravision Communications Corp., Class A	172,928	383,900
Fluent, Inc. (a)	34,700	94,037
Lee Enterprises, Inc. (a)	46,100	97,271
Scholastic Corp.	5,400	177,930
		1,063,161
Metals & Mining 0.6%
Commercial Metals Co.	16,000	328,800
Olympic Steel, Inc.	16,600	244,020
Ryerson Holding Corp. (a)	65,100	667,275
Schnitzer Steel Industries, Inc., Class A	42,579	684,670
Worthington Industries, Inc.	2,300	84,594
		2,009,359
Mortgage Real Estate Investment Trusts 0.5%
Ellington Financial, Inc.	28,500	520,695
PennyMac Mortgage Investment Trust	43,035	1,000,564
TPG RE Finance Trust, Inc.	6,900	141,243
		1,662,502
Multi-Utilities 0.0% ‡
Avista Corp.	1,900	96,615

Multiline Retail 0.0% ‡
Big Lots, Inc.	4,200	113,652

Oil, Gas & Consumable Fuels 2.5%
Amplify Energy Corp.	46,052	248,220
Arch Coal, Inc., Class A	1,400	72,142
Berry Petroleum Corp.	58,800	402,780
CVR Energy, Inc.	15,833	547,980
Delek U.S. Holdings, Inc.	33,632	923,535
Diamond S Shipping, Inc. (a)	42,700	473,116
Dorian LPG, Ltd. (a)	69,300	909,216
Hallador Energy Co.	42,306	70,228
International Seaways, Inc. (a)	13,700	304,962
Laredo Petroleum, Inc. (a)	28,600	49,192
NACCO Industries, Inc., Class A	225	10,607
Nordic American Tankers, Ltd.	122,800	415,064
Overseas Shipholding Group, Inc., Class A (a)	2,151	3,829
Par Pacific Holdings, Inc. (a)	26,762	538,451
PDC Energy, Inc. (a)	11,700	252,603
Peabody Energy Corp.	3,133	21,179
Penn Virginia Corp. (a)	6,400	136,768
Sandridge Energy, Inc. (a)	73,182	186,614
Talos Energy, Inc. (a)	30,200	662,588
Teekay Tankers, Ltd., Class A (a)	36,862	600,482
W&T Offshore, Inc. (a)	34,800	144,072
World Fuel Services Corp.	35,900	1,404,408
		8,378,036
Paper & Forest Products 0.4%
Boise Cascade Co.	34,600	1,252,520
Verso Corp., Class A (a)	10,300	173,555
		1,426,075
Personal Products 0.1%
e.l.f. Beauty, Inc. (a)	7,000	109,760
LifeVantage Corp. (a)	17,700	289,926
Nature’s Sunshine Products, Inc. (a)	3,800	36,328
USANA Health Sciences, Inc. (a)	100	6,170
		442,184
Pharmaceuticals 3.3%
Amneal Pharmaceuticals, Inc. (a)	234,600	1,053,354
Amphastar Pharmaceuticals, Inc. (a)	43,436	821,375
ANI Pharmaceuticals, Inc. (a)	9,014	558,868
Axsome Therapeutics, Inc. (a)	4,100	355,962
BioDelivery Sciences International, Inc. (a)	183,600	963,900
Collegium Pharmaceutical, Inc. (a)	50,500	1,015,808
Corcept Therapeutics, Inc. (a)	87,600	1,109,892
Endo International PLC (a)	33,878	192,088
Innoviva, Inc. (a)	85,300	1,177,566
Intersect ENT, Inc. (a)	3,800	98,192
Lannett Co., Inc. (a)(b)	15,800	128,612
Liquidia Technologies, Inc. (a)	4,200	24,402
Osmotica Pharmaceuticals PLC (a)(b)	7,600	48,944
Pacira BioSciences, Inc. (a)	30,488	1,317,691
Phibro Animal Health Corp., Class A	38,992	924,890
Prestige Consumer Healthcare, Inc. (a)	5,300	214,968
Reata Pharmaceuticals, Inc., Class A (a)	2,900	634,491
Siga Technologies, Inc. (a)	65,707	338,391
Strongbridge Biopharma PLC (a)	32,900	96,562
Supernus Pharmaceuticals, Inc. (a)	10,600	242,422
		11,318,378
Professional Services 0.5%
Barrett Business Services, Inc.	13,007	1,077,370
BG Staffing, Inc.	3,072	61,808
Heidrick & Struggles International, Inc.	3,152	89,580
Kelly Services, Inc., Class A	1,400	24,864
Kforce, Inc.	5,036	186,584
TrueBlue, Inc. (a)	14,387	315,219
		1,755,425
Real Estate 0.0% ‡
Cushman & Wakefield PLC (a)	2,000	38,440

Real Estate Management & Development 1.0%
Altisource Portfolio Solutions S.A. (a)(b)	53,864	1,001,870
Forestar Group, Inc. (a)	5,100	103,377
Realogy Holdings Corp. (b)	117,400	1,243,266
RMR Group, Inc., Class A	26,009	1,198,235
		3,546,748
Road & Rail 0.2%
ArcBest Corp.	24,300	542,133
Universal Logistics Holdings, Inc.	2,000	33,800
		575,933
Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc. (a)	20,907	1,462,235
Alpha & Omega Semiconductor, Ltd. (a)	7,900	96,301
Amkor Technology, Inc. (a)	98,624	1,109,520
Axcelis Technologies, Inc. (a)	6,900	166,635
Cirrus Logic, Inc. (a)	22,559	1,732,757
Cohu, Inc.	8,100	181,197
FormFactor, Inc. (a)	39,500	999,745
GSI Technology, Inc. (a)	1,200	9,732
Ichor Holdings, Ltd. (a)	29,176	974,187
Inphi Corp. (a)	8,900	676,044
NeoPhotonics Corp. (a)	19,000	144,970
Photronics, Inc. (a)	80,737	1,031,819
Rambus, Inc. (a)	38,900	617,343
Silicon Laboratories, Inc. (a)	7,500	737,325
Smart Global Holdings, Inc. (a)	32,400	977,184
Synaptics, Inc. (a)	20,709	1,381,083
Ultra Clean Holdings, Inc. (a)	4,000	92,040
Veeco Instruments, Inc. (a)	20,300	258,825
Xperi Corp.	31,900	513,271
		13,162,213
Software 5.1%
A10 Networks, Inc. (a)	19,500	132,795
ACI Worldwide, Inc. (a)	34,090	1,174,400
American Software, Inc., Class A	600	8,958
Avaya Holdings Corp. (a)	99,429	1,269,708
Blackbaud, Inc.	11,587	907,610
Blackline, Inc. (a)	14,156	865,923
Bottomline Technologies, Inc. (a)	26,300	1,409,680
Box, Inc., Class A (a)	24,200	363,726
ChannelAdvisor Corp. (a)	8,500	79,560
CommVault Systems, Inc. (a)	29,501	1,328,135
Cornerstone OnDemand, Inc. (a)	27,119	1,594,597
Domo, Inc., Class B (a)	10,700	259,154
Ebix, Inc. (b)	9,939	342,200
Five9, Inc. (a)	4,800	344,304
j2 Global, Inc.	15,264	1,463,207
MicroStrategy, Inc., Class A (a)	8,578	1,304,113
MobileIron, Inc. (a)	33,800	161,226
Progress Software Corp.	31,006	1,399,301
SecureWorks Corp., Class A (a)	8,300	130,559
SPS Commerce, Inc. (a)	24,108	1,370,058
Synchronoss Technologies, Inc. (a)	28,800	157,392
Telenav, Inc. (a)	19,100	85,759
TiVo Corp.	42,600	310,128
Verint Systems, Inc. (a)	15,556	902,248
		17,364,741
Specialty Retail 4.3%
Aaron’s, Inc.	15,200	902,272
America’s Car-Mart, Inc. (a)	7,500	823,350
Asbury Automotive Group, Inc. (a)	13,100	1,263,495
Barnes & Noble Education, Inc. (a)	42,000	144,480
Cato Corp., Class A	9,000	144,360
Citi Trends, Inc.	15,200	354,008
Group 1 Automotive, Inc.	13,200	1,330,164
Hibbett Sports, Inc. (a)	38,200	946,596
Lithia Motors, Inc., Class A	10,700	1,451,348
MarineMax, Inc. (a)	5,400	107,622
Murphy USA, Inc. (a)	14,046	1,435,080
Office Depot, Inc.	303,765	674,358
Rent-A-Center, Inc.	32,271	940,054
RH (a)	2,800	584,500
Sally Beauty Holdings, Inc. (a)	5,800	89,030
Signet Jewelers, Ltd.	3,500	85,085
Sleep Number Corp. (a)	8,100	417,879
Sonic Automotive, Inc., Class A	27,300	863,499
Sportsman’s Warehouse Holdings, Inc. (a)	65,700	425,736
Tilly’s, Inc., Class A	75,400	640,900
Zumiez, Inc. (a)	35,200	1,097,184
		14,721,000
Technology Hardware, Storage & Peripherals 0.3%
AstroNova, Inc.	1,200	14,928
Avid Technology, Inc. (a)	9,700	81,528
Diebold Nixdorf, Inc. (a)	75,000	863,250
Sonim Technologies, Inc. (a)	5,400	17,334
		977,040
Textiles, Apparel & Luxury Goods 1.4%
Crocs, Inc. (a)	30,700	1,163,837
Deckers Outdoor Corp. (a)	10,823	2,066,219
Delta Apparel, Inc. (a)	700	17,556
Rocky Brands, Inc.	33,745	915,839
Steven Madden, Ltd.	19,300	744,208
		4,907,659
Thrifts & Mortgage Finance 2.2%
Bridgewater Bancshares, Inc. (a)	16,834	222,209
ESSA Bancorp, Inc.	500	8,475
Essent Group, Ltd.	28,900	1,433,729
Federal Agricultural Mortgage Corp., Class C	300	22,890
Flagstar Bancorp, Inc.	33,398	1,176,946
FS Bancorp, Inc.	9,953	544,628
Luther Burbank Corp.	36,236	373,593
Merchants Bancorp	25,900	509,712
Meridian Bancorp, Inc.	4,400	79,156
NMI Holdings, Inc., Class A (a)	31,200	995,904
OP Bancorp.	8,300	82,917
Radian Group, Inc.	65,007	1,592,022
Riverview Bancorp, Inc.	14,600	107,456
Sterling Bancorp, Inc.	41,522	304,356
Territorial Bancorp, Inc.	3,945	114,523
Walker & Dunlop, Inc.	800	53,096
WSFS Financial Corp.	400	15,956
		7,637,568
Tobacco 0.7%
Universal Corp.	23,160	1,230,954
Vector Group, Ltd.	99,419	1,306,366
		2,537,320
Trading Companies & Distributors 1.6%
Applied Industrial Technologies, Inc.	11,400	736,098
BMC Stock Holdings, Inc. (a)	45,566	1,329,844
Foundation Building Materials, Inc. (a)	5,563	99,188
General Finance Corp. (a)	3,337	32,269
GMS, Inc. (a)	43,600	1,164,992
H&E Equipment Services, Inc.	25,100	680,461
Herc Holdings, Inc. (a)	11,200	449,344
MRC Global, Inc. (a)	46,100	519,086
Rush Enterprises, Inc., Class B	1,256	55,716
Titan Machinery, Inc. (a)	7,223	88,193
Veritiv Corp. (a)	10,695	150,585
Willis Lease Finance Corp. (a)	100	5,930
		5,311,706
Water Utilities 1.4%
American States Water Co.	18,089	1,601,962
Aquaventure Holdings, Ltd. (a)	3,210	86,670
Artesian Resources Corp., Class A	3,684	138,960
California Water Service Group	17,400	914,544
Consolidated Water Co., Ltd.	33,224	568,463
Global Water Resources, Inc.	4,900	61,887
Middlesex Water Co.	1,200	78,312
Pure Cycle Corp. (a)	700	9,093
SJW Corp.	18,903	1,386,535
		4,846,426
Total Common Stocks (Cost $319,816,388)		333,787,820

Exchange-Traded Fund 2.1%
iShares Russell 2000 ETF (b)	44,868	7,202,660

Total Exchange-Traded Fund (Cost $7,030,250)		7,202,660

	Shares
Short-Term Investment 0.4%
Unaffiliated Investment Company 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (c)(d)	1,362,207	1,362,207

Total Short-Term Investment (Cost $1,362,207)		1,362,207

Total Investments (Cost $328,208,845)	100.4%	342,352,687
Other Assets, Less Liabilities	(0.4)	(1,320,932)
Net Assets	100.0%	$341,031,755

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $10,034,187; the total market value of collateral held by the Fund was $10,289,984. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $8,927,777.
(c)	Current yield as of January 31, 2020.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
REIT	—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$333,787,820	$—	$—	$333,787,820
Exchange-Traded Fund	7,202,660	—	—	7,202,660
Short-Term Investment
Unaffiliated Investment Company	1,362,207	—	—	1,362,207
Total Investments in Securities	$342,352,687	$—	$—	$342,352,687

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Total Return Bond Fund

Portfolio of Investments  January 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 96.6% †
Asset-Backed Securities 3.1%
Auto Floor Plan Asset-Backed Securities 0.3%
Ford Credit Floorplan Master Owner Trust Series 2018-4, Class A 4.06%, due 11/15/30	$3,455,000	$3,908,146

Automobile Asset-Backed Securities 0.9%
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A 2.33%, due 8/20/26 (a)	1,945,000	1,966,209
Santander Retail Auto Lease Trust Series 2019-B, Class A3 2.30%, due 1/20/23 (a)	3,020,000	3,053,450
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.51%, due 1/26/32 (a)	2,215,000	2,258,694
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56%, due 11/25/31 (a)	1,730,000	1,792,090
World Omni Auto Receivables Trust Series 2019-A, Class A3 3.04%, due 5/15/24	2,605,000	2,660,635
		11,731,078
Credit Cards 0.7%
Capital One Multi-Asset Execution Trust
Series 2019-A2, Class A2 1.72%, due 8/15/24	3,550,000	3,570,588
Series 2019-A3, Class A3 2.06%, due 8/15/28	2,420,000	2,450,303
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21%, due 12/7/24	3,880,000	4,064,978
		10,085,869
Other Asset-Backed Securities 1.2%
DLL Securitization Trust Series 2019-MT3, Class A3 2.08%, due 2/21/23 (a)	4,360,000	4,375,032
Hilton Grand Vacations Trust Series 2019-AA, Class A 2.34%, due 7/25/33 (a)	3,487,358	3,518,077
MMAF Equipment Finance LLC Series 2019-A, Class A3 2.84%, due 11/13/23 (a)	3,400,000	3,468,176
MVW Owner Trust Series 2019-2A, Class A 2.22%, due 10/20/38 (a)	3,237,967	3,253,216
Sierra Receivables Funding Co. Series 2019-3A, Class A 2.34%, due 8/20/36 (a)	1,936,243	1,947,774
		16,562,275
Total Asset-Backed Securities (Cost $41,243,241)		42,287,368

Corporate Bonds 44.8%
Aerospace & Defense 0.2%
L3Harris Technologies, Inc.
4.854%, due 4/27/35	585,000	720,120
5.054%, due 4/27/45	1,215,000	1,568,687
		2,288,807
Agriculture 0.6%
Altria Group, Inc. 4.80%, due 2/14/29	2,555,000	2,895,799
Cargill, Inc. 4.307%, due 5/14/21 (a)	3,000,000	3,096,335
JBS Investments II GmbH 7.00%, due 1/15/26 (a)	1,800,000	1,959,318
		7,951,452
Airlines 0.4%
American Airlines Pass-Through Trust Series 2019-1, Class AA 3.15%, due 8/15/33	2,245,000	2,437,252
JetBlue Pass Through Trust Series 2019-1, Class AA 2.75%, due 11/15/33	2,605,000	2,702,365
		5,139,617
Auto Manufacturers 0.5%
Ford Motor Credit Co. LLC
3.35%, due 11/1/22	1,280,000	1,298,829
4.063%, due 11/1/24	3,630,000	3,746,260
4.25%, due 9/20/22	1,015,000	1,053,732
		6,098,821
Banks 10.2%
Bank of America Corp.
3.248%, due 10/21/27	5,450,000	5,796,571
3.30%, due 1/11/23	680,000	710,372
3.419%, due 12/20/28 (b)	468,000	502,311
3.593%, due 7/21/28 (b)	2,300,000	2,495,273
3.705%, due 4/24/28 (b)	5,000,000	5,457,041
4.25%, due 10/22/26	6,900,000	7,701,659
4.30%, due 1/28/25 (b)(c)	3,435,000	3,435,000
6.30%, due 3/10/26 (b)(c)	1,500,000	1,746,555
Barclays PLC 4.61%, due 2/15/23 (b)	1,205,000	1,262,745
BNP Paribas S.A. 3.052%, due 1/13/31 (a)(b)	3,600,000	3,699,638
Citibank N.A. 3.165%, due 2/19/22 (b)	4,170,000	4,228,441
Citigroup, Inc.
3.70%, due 1/12/26	4,190,000	4,547,035
3.887%, due 1/10/28 (b)	3,489,000	3,829,036
4.05%, due 7/30/22	580,000	609,426
5.30%, due 5/6/44	2,314,000	3,042,164
Credit Suisse Group A.G. 2.593%, due 9/11/25 (a)(b)	1,375,000	1,397,539
Goldman Sachs Group, Inc.
3.50%, due 11/16/26	4,305,000	4,598,977
6.75%, due 10/1/37	735,000	1,050,107
HSBC Holdings PLC 3.973%, due 5/22/30 (b)	1,830,000	2,012,605
Huntington National Bank 3.55%, due 10/6/23	1,820,000	1,928,594
JPMorgan Chase & Co.
3.375%, due 5/1/23	6,500,000	6,802,773
3.782%, due 2/1/28 (b)	3,900,000	4,274,244
4.005%, due 4/23/29 (b)	4,000,000	4,472,224
4.60%, due 2/1/25 (b)(c)	2,295,000	2,339,064
5.50%, due 10/15/40	745,000	1,034,302
Lloyds Banking Group PLC 4.582%, due 12/10/25	8,183,000	8,996,717
Morgan Stanley
2.625%, due 11/17/21	5,755,000	5,845,174
3.591%, due 7/22/28 (b)	5,265,000	5,699,816
4.875%, due 11/1/22	3,945,000	4,253,739
5.00%, due 11/24/25	4,535,000	5,185,444
5.75%, due 1/25/21	5,000,000	5,191,866
6.25%, due 8/9/26	2,000,000	2,478,834
PNC Financial Services Group, Inc. 2.55%, due 1/22/30	3,105,000	3,172,706
Royal Bank of Scotland Group PLC 5.125%, due 5/28/24	3,550,000	3,911,865
Truist Bank 2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (d)	3,100,000	3,146,385
Truist Financial Corp. 3.75%, due 12/6/23	4,150,000	4,433,395
U.S. Bank N.A. 3.45%, due 11/16/21	4,935,000	5,086,650
Wachovia Corp. 5.50%, due 8/1/35	1,220,000	1,619,294
Wells Fargo Bank N.A. 5.85%, due 2/1/37	555,000	770,454
		138,766,035
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, due 1/23/25	970,000	1,069,857
4.75%, due 1/23/29	1,930,000	2,283,789
Constellation Brands, Inc. 4.50%, due 5/9/47	2,740,000	3,162,504
		6,516,150
Building Materials 0.3%
Standard Industries, Inc. 5.375%, due 11/15/24 (a)	3,830,000	3,935,325

Chemicals 1.1%
Air Liquide Finance S.A. 1.75%, due 9/27/21 (a)	2,470,000	2,471,177
Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (a)	2,830,000	2,878,973
Huntsman International LLC 4.50%, due 5/1/29	2,949,000	3,212,828
Orbia Advance Corp. S.A.B. de C.V. 4.00%, due 10/4/27 (a)	2,400,000	2,517,600
W.R. Grace & Co. 5.125%, due 10/1/21 (a)	3,095,000	3,214,003
		14,294,581
Commercial Services 1.1%
Ashtead Capital, Inc. 4.00%, due 5/1/28 (a)	1,435,000	1,470,875
California Institute of Technology 3.65%, due 9/1/19	2,914,000	3,154,487
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)	2,800,000	2,925,160
IHS Markit, Ltd. 4.25%, due 5/1/29	3,745,000	4,177,140
PayPal Holdings, Inc. 2.65%, due 10/1/26	3,455,000	3,556,148
		15,283,810
Computers 0.6%
Dell International LLC / EMC Corp. (a)
4.90%, due 10/1/26	6,467,000	7,199,435
5.30%, due 10/1/29	1,275,000	1,467,589
		8,667,024
Distribution & Wholesale 0.1%
Performance Food Group, Inc. 5.50%, due 10/15/27 (a)	1,350,000	1,420,875

Diversified Financial Services 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.50%, due 5/26/22	3,690,000	3,800,164
Air Lease Corp. 4.25%, due 9/15/24	6,445,000	6,967,008
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, due 7/15/26 (a)	2,570,000	2,732,231
Ally Financial, Inc.
3.875%, due 5/21/24	1,270,000	1,339,317
7.50%, due 9/15/20	166,000	170,387
8.00%, due 11/1/31	4,495,000	6,315,475
Avolon Holdings Funding, Ltd. 3.25%, due 2/15/27 (a)	2,895,000	2,930,203
Capital One Bank USA N.A. 3.375%, due 2/15/23	3,046,000	3,167,695
Discover Financial Services 3.85%, due 11/21/22	1,526,000	1,600,528
International Lease Finance Corp. 5.875%, due 8/15/22	2,200,000	2,410,340
		31,433,348
Electric 1.4%
Connecticut Light & Power Co. 4.00%, due 4/1/48	1,805,000	2,153,305
Duquesne Light Holdings, Inc. (a)
3.616%, due 8/1/27	1,645,000	1,690,933
5.90%, due 12/1/21	3,000,000	3,191,078
N.V. Energy, Inc. 6.25%, due 11/15/20	5,000,000	5,176,111
PPL Capital Funding, Inc. 5.00%, due 3/15/44	1,000,000	1,214,762
Puget Energy, Inc. 6.50%, due 12/15/20	3,155,000	3,279,569
Southern California Edison Co. 4.00%, due 4/1/47	2,055,000	2,297,579
		19,003,337
Environmental Controls 0.5%
Waste Connections, Inc. 3.50%, due 5/1/29	1,880,000	2,044,816
Waste Management, Inc. 2.40%, due 5/15/23	4,605,000	4,699,278
		6,744,094
Food 1.3%
JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc. 5.50%, due 1/15/30 (a)	1,930,000	2,084,400
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (a)	4,375,000	4,522,040
Mars, Inc. (a)
3.20%, due 4/1/30	1,100,000	1,198,471
3.60%, due 4/1/34	930,000	1,060,074
Mondelez International Holdings Netherlands B.V. 2.00%, due 10/28/21 (a)	4,495,000	4,511,755
Smithfield Foods, Inc. 5.20%, due 4/1/29 (a)	960,000	1,096,741
Tyson Foods, Inc. 5.15%, due 8/15/44	3,000,000	3,754,239
		18,227,720
Gas 0.4%
Atmos Energy Corp. 4.30%, due 10/1/48	1,465,000	1,803,014
NiSource, Inc. 3.49%, due 5/15/27	2,935,000	3,156,724
Southern California Gas Co. 3.20%, due 6/15/25	915,000	975,656
		5,935,394
Health Care - Products 1.2%
Becton Dickinson & Co.
3.363%, due 6/6/24	6,075,000	6,398,876
4.669%, due 6/6/47	2,500,000	3,143,639
Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25	6,900,000	7,364,584
		16,907,099
Health Care - Services 0.3%
Anthem, Inc. 4.65%, due 1/15/43	1,895,000	2,199,953
NYU Langone Hospitals 3.38%, due 7/1/55	2,400,000	2,460,697
		4,660,650
Holding Company - Diversified 0.3%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (a)	3,575,000	3,758,621

Home Builders 0.6%
NVR, Inc. 3.95%, due 9/15/22	6,420,000	6,744,342
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24	1,320,000	1,432,200
		8,176,542
Home Furnishing 0.5%
Whirlpool Corp. 4.85%, due 6/15/21	5,890,000	6,116,570

Insurance 1.9%
Equitable Holdings, Inc. 4.35%, due 4/20/28	5,025,000	5,557,892
Liberty Mutual Group, Inc. 3.951%, due 10/15/50 (a)	3,675,000	4,004,080
Markel Corp. 3.625%, due 3/30/23 (e)	2,515,000	2,650,945
Nippon Life Insurance Co. 3.40% (5 Year Treasury Constant Maturity Rate + 2.612%), due 1/23/50 (a)(d)	3,065,000	3,110,975
Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)	1,780,000	1,926,419
Reliance Standard Life Global Funding II (a)
2.15%, due 1/21/23 (e)	645,000	649,685
2.50%, due 10/30/24	3,950,000	4,017,090
Voya Financial, Inc. 3.65%, due 6/15/26	1,305,000	1,412,133
Willis North America, Inc. 2.95%, due 9/15/29	2,640,000	2,694,697
		26,023,916
Internet 1.6%
Alibaba Group Holding, Ltd. 3.40%, due 12/6/27	5,000,000	5,329,801
Amazon.com, Inc. 5.20%, due 12/3/25	3,000,000	3,537,457
Expedia Group, Inc. 3.25%, due 2/15/30 (a)	4,965,000	4,880,424
Tencent Holdings, Ltd. (a)
3.28%, due 4/11/24	4,365,000	4,561,765
3.80%, due 2/11/25	2,000,000	2,151,537
Weibo Corp. 3.50%, due 7/5/24	1,825,000	1,887,591
		22,348,575
Iron & Steel 0.6%
ArcelorMittal S.A. 4.55%, due 3/11/26	3,215,000	3,465,889
Vale Overseas, Ltd.
6.25%, due 8/10/26	2,290,000	2,703,345
6.875%, due 11/21/36	1,094,000	1,435,875
		7,605,109
Leisure Time 0.2%
NCL Corp., Ltd. 3.625%, due 12/15/24 (a)	2,875,000	2,853,437

Lodging 0.6%
Hilton Domestic Operating Co., Inc. 4.875%, due 1/15/30	965,000	1,020,487
Las Vegas Sands Corp. 3.20%, due 8/8/24	2,205,000	2,276,292
MGM Resorts International 6.00%, due 3/15/23	5,000,000	5,486,000
		8,782,779
Media 2.0%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, due 7/23/22	4,000,000	4,226,664
Comcast Corp.
3.70%, due 4/15/24	1,584,900	1,705,172
3.95%, due 10/15/25	2,086,600	2,306,927
4.25%, due 10/15/30	1,435,000	1,680,137
4.70%, due 10/15/48	2,195,000	2,819,285
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (a)(e)	5,338,000	4,991,030
Grupo Televisa S.A.B. 5.25%, due 5/24/49	1,890,000	2,201,783
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23	3,660,000	4,333,730
Walt Disney Co. 6.65%, due 11/15/37	1,640,000	2,508,665
		26,773,393
Mining 0.4%
Anglo American Capital PLC 4.875%, due 5/14/25 (a)	2,780,000	3,107,737
Corp. Nacional del Cobre de Chile 3.00%, due 9/30/29 (a)	2,435,000	2,467,726
		5,575,463
Miscellaneous - Manufacturing 0.3%
Textron Financial Corp. 3.645% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(d)	5,685,000	4,633,275

Oil & Gas 1.6%
Concho Resources, Inc. 4.30%, due 8/15/28	3,090,000	3,385,148
Continental Resources, Inc. 5.00%, due 9/15/22	2,886,000	2,900,861
Gazprom PJSC Via Gaz Capital S.A. (a)
4.95%, due 3/23/27	358,000	401,378
4.95%, due 2/6/28	2,531,000	2,851,045
Marathon Petroleum Corp. 6.50%, due 3/1/41	1,580,000	2,113,977
Petroleos Mexicanos 6.75%, due 9/21/47	5,835,000	5,905,020
Valero Energy Corp.
4.00%, due 4/1/29	2,270,000	2,455,866
6.625%, due 6/15/37	1,660,000	2,240,654
		22,253,949
Packaging & Containers 0.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, due 9/15/22 (a)	3,600,000	3,645,000

Pharmaceuticals 0.9%
AbbVie, Inc. 4.05%, due 11/21/39 (a)	4,385,000	4,771,243
Bristol-Myers Squibb Co. 3.40%, due 7/26/29 (a)	3,635,000	3,982,935
Zoetis, Inc. 3.25%, due 2/1/23	3,885,000	4,040,266
		12,794,444
Pipelines 1.8%
Columbia Pipeline Group, Inc. 3.30%, due 6/1/20	5,680,000	5,699,879
Enterprise Products Operating LLC
3.95%, due 1/31/60	2,200,000	2,230,057
4.20%, due 1/31/50	630,000	678,518
MPLX, L.P.
4.875%, due 6/1/25	5,305,000	5,877,441
6.25%, due 10/15/22 (a)	1,491,000	1,519,434
Spectra Energy Partners, L.P. 4.75%, due 3/15/24	5,137,000	5,639,614
Western Midstream Operating L.P. 5.25%, due 2/1/50	2,485,000	2,356,014
		24,000,957
Real Estate 0.3%
American Tower Corp. 3.375%, due 5/15/24	4,000,000	4,203,109

Real Estate Investment Trusts 1.7%
Alexandria Real Estate Equities, Inc. 3.375%, due 8/15/31	2,090,000	2,255,260
Boston Properties, L.P. 3.20%, due 1/15/25	4,050,000	4,276,377
Crown Castle International Corp. 3.20%, due 9/1/24	5,580,000	5,857,481
CyrusOne L.P. / CyrusOne Finance Corp. 3.45%, due 11/15/29	2,430,000	2,502,754
Equinix, Inc. 2.625%, due 11/18/24	2,855,000	2,885,520
ProLogis, L.P. 4.25%, due 8/15/23	5,400,000	5,828,684
		23,606,076
Retail 1.8%
Alimentation Couche-Tard, Inc. 2.70%, due 7/26/22 (a)	7,345,000	7,473,084
CVS Health Corp.
4.78%, due 3/25/38	750,000	874,808
5.05%, due 3/25/48	750,000	909,107
CVS Pass-Through Trust 5.789%, due 1/10/26 (a)	44,924	48,558
Darden Restaurants, Inc. 3.85%, due 5/1/27	5,980,000	6,446,302
O'Reilly Automotive, Inc. 4.625%, due 9/15/21	5,955,000	6,186,077
Starbucks Corp. 4.45%, due 8/15/49	2,300,000	2,723,959
		24,661,895
Semiconductors 0.6%
Broadcom, Inc. 3.125%, due 10/15/22 (a)	3,750,000	3,845,111
NXP B.V. / NXP Funding LLC 4.625%, due 6/1/23 (a)	3,825,000	4,126,575
		7,971,686
Software 0.4%
Fiserv, Inc.
2.75%, due 7/1/24	1,275,000	1,314,105
3.20%, due 7/1/26	810,000	855,168
Microsoft Corp. 2.40%, due 8/8/26	2,500,000	2,592,085
		4,761,358
Telecommunications 2.9%
AT&T, Inc.
3.80%, due 3/1/24	5,920,000	6,330,106
3.80%, due 2/15/27	5,660,000	6,170,438
4.35%, due 3/1/29	1,040,000	1,173,061
Level 3 Financing, Inc.
3.40%, due 3/1/27 (a)	4,555,000	4,679,351
5.375%, due 1/15/24	2,160,000	2,186,093
Rogers Communications, Inc. 3.625%, due 12/15/25	1,360,000	1,473,720
Sprint Communications, Inc. 6.00%, due 11/15/22	1,800,000	1,858,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (a)	6,245,000	6,596,281
T-Mobile USA, Inc. 6.375%, due 3/1/25 (e)	500,000	516,095
VEON Holdings B.V. 4.95%, due 6/16/24 (a)	3,950,000	4,247,672
Verizon Communications, Inc. 5.15%, due 9/15/23	1,955,000	2,181,471
Vodafone Group PLC 4.25%, due 9/17/50	1,350,000	1,466,819
		38,879,607
Toys, Games & Hobbies 0.2%
Hasbro, Inc. 2.60%, due 11/19/22	2,275,000	2,312,335

Utilities 0.3%
Duke Energy Progress LLC 3.45%, due 3/15/29	3,695,000	4,053,000

Total Corporate Bonds (Cost $572,093,660)		609,065,235

Foreign Government Bonds 0.9%
Brazil 0.4%
Brazilian Government International Bond 4.625%, due 1/13/28	4,789,000	5,282,315

Mexico 0.5%
Mexico Government International Bond 3.25%, due 4/16/30	6,917,000	7,038,047

Total Foreign Government Bonds (Cost $12,018,873)		12,320,362

Loan Assignments 1.0% (d)
Buildings & Real Estate 0.2%
Realogy Group LLC 2018 Term Loan B 3.895% (1 Month LIBOR + 2.25%), due 2/8/25	3,286,616	3,248,271

Containers, Packaging & Glass 0.4%
BWAY Holding Co. 2017 Term Loan B 5.084% (3 Month LIBOR + 3.25%), due 4/3/24	4,942,327	4,900,624

Finance 0.4%
Alliant Holdings Intermediate, LLC 2018 Term Loan B 4.645% (1 Month LIBOR + 3.00%), due 5/9/25	4,927,494	4,911,479

Total Loan Assignments (Cost $12,933,079)		13,060,374

Mortgage-Backed Securities 15.8%
Agency (Collateralized Mortgage Obligations) 9.3%
Federal Home Loan Mortgage Corporation
REMIC Series 4691, Class HA 2.50%, due 6/15/40	3,346,518	3,407,227
REMIC, Series 4935, Class JP 2.50%, due 7/25/49	4,373,102	4,452,390
REMIC, Series 4926, Class BL 2.50%, due 10/25/49	4,280,000	4,362,615
Series 4759, Class MA 3.00%, due 9/15/45	2,929,251	3,008,491
REMIC, Series 4913. Class UA 3.00%, due 3/15/49	5,004,294	5,114,291
REMIC, Series 4900, Class BE 3.00%, due 3/25/49	3,690,139	3,823,807
REMIC, Series 4908, Class BD 3.00%, due 4/25/49	3,230,000	3,354,795
REMIC, Series 4911, Class MB 3.00%, due 9/25/49	6,095,000	6,297,557
REMIC, Series 4926, Class BP 3.00%, due 10/25/49	6,820,000	7,151,180
REMIC Series 4818, Class BD 3.50%, due 3/15/45	3,464,187	3,584,973
REMIC Series 4869, Class BA 3.50%, due 11/15/47	5,542,391	5,767,508
REMIC Series 4884, Class BA 3.50%, due 6/15/48	3,030,646	3,141,137
REMIC Series 4888, Class BA 3.50%, due 9/15/48	2,400,853	2,506,119
REMIC Series 4877, Class AT 3.50%, due 11/15/48	3,230,476	3,440,517
4.00%, due 2/1/50	6,712,088	7,191,111
Federal National Mortgage Association
REMIC Series 2013-77, Class CY 3.00%, due 7/25/43	2,941,000	3,093,775
Series 2019-25, Class PA 3.00%, due 5/25/48	2,938,229	3,040,205
Series 2019-13, Class PE 3.00%, due 3/25/49	3,715,896	3,816,214
REMIC, Series 2019-58, Class LP 3.00%, due 10/25/49	6,945,000	7,220,563
REMIC Series 2019-13, Class CA 3.50%, due 4/25/49	5,177,239	5,485,810
REMIC, Series 2019-74, Class BA 3.50%, due 12/25/59	5,194,894	5,513,631
Government National Mortgage Association
Series 2017-155, Class KQ 2.75%, due 2/20/47	5,120,125	5,243,503
Series 2014-91, Class MA 3.00%, due 1/16/40	3,215,012	3,344,997
Series 2018-127, Class PB 3.00%, due 9/20/47	5,166,057	5,294,483
REMIC Series 2019-29, Class PE 3.00%, due 10/20/48	2,908,934	2,968,400
Series 2019-29, Class CB 3.00%, due 10/20/48	2,697,761	2,749,472
Series 2019-59, Class KA 3.00%, due 12/20/48	5,184,031	5,374,938
Series 2019-43, Class PL 3.00%, due 4/20/49	2,852,691	2,934,966
Series 2019-74, Class AT 3.00%, due 6/20/49	3,772,262	3,895,570
		126,580,245
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.5%
Bank
Series 2019-BN21, Class A5 2.851%, due 10/17/52	4,515,000	4,758,387
Series 2019-BN19, Class A2 2.926%, due 8/15/61	4,430,000	4,704,421
Bayview Commercial Asset Trust Series 2006-4A, Class A1 1.891% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(d)	44,173	42,728
Benchmark Mortgage Trust
Series 2019-B14, Class A5 3.049%, due 12/15/62	3,725,000	3,994,286
Series 2019-B12, Class A5 3.116%, due 8/15/52	4,417,000	4,739,849
BX Commercial Mortgage Trust (a)
Series 2019-0C11, Class B 3.605%, due 12/9/41	1,475,000	1,596,157
Series 2019-0C11, Class C 3.856%, due 12/9/41	3,625,000	3,920,228
COMM Mortgage Trust Series 2013-CR8, Class A4 3.334%, due 6/10/46	2,178,318	2,278,888
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, due 8/15/48	1,600,000	1,733,950
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	2,286,114	2,335,457
FREMF Mortgage Trust (a)(f)
Series 2013-K33, Class B 3.614%, due 8/25/46	3,345,000	3,505,218
Series 2015-K721, Class B 3.681%, due 11/25/47	3,355,000	3,497,050
Series 2014-K41, Class B 3.963%, due 11/25/47	1,285,000	1,387,280
Series 2013-K35, Class B 4.074%, due 12/25/46	2,735,000	2,901,523
FRESB Multifamily Mortgage Pass-Through Trust Series 2019-SB59, Class A10F 3.47%, due 1/25/29 (f)	1,479,319	1,576,140
GS Mortgage Securities Trust
Series 2019-GC42, Class A4 3.001%, due 9/1/52	1,795,000	1,910,438
Series 2019-GC40, Class A4 3.16%, due 7/10/52	3,114,000	3,353,340
Hawaii Hotel Trust Series 2019-MAUI, Class A 2.826% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(d)	2,490,000	2,492,340
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.228%, due 7/10/39 (a)	3,225,000	3,482,251
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON, Class A 4.128%, due 7/5/31 (a)	4,195,000	4,498,427
Morgan Stanley Bank of America Merrill Lynch Trust Series-2015-C23, Class A3 3.451%, due 7/15/50	1,845,000	1,978,116
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, due 9/15/54 (a)	6,075,000	6,201,291
Wells Fargo Commercial Mortgage Trust (a)(f)
Series 2018-1745, Class A 3.874%, due 6/15/36	2,900,000	3,217,131
Series 2018-AUS, Class A 4.194%, due 8/17/36	3,950,000	4,456,635
		74,561,531
Residential Mortgages (Collateralized Mortgage Obligations) 0.2%
JP Morgan Mortgage Trust (a)(g)
Series 2019-1, Class A3 4.00%, due 5/25/49	1,333,335	1,359,168
Series 2019-LTV1, Class A4 4.00%, due 6/25/49	910,333	920,326
		2,279,494
Whole Loan (Collateralized Mortgage Obligations) 0.8%
Chase Home Lending Mortgage Trust Series 2019-ATR2, Class A3 3.50%, due 7/25/49 (a)(g)	2,099,767	2,143,128
Fannie Mae Connecticut Avenue Securities Series 2016-C06, Class 1M2 5.911% (1 Month LIBOR + 4.25%), due 4/25/29 (d)	2,210,000	2,370,087
JP Morgan Mortgage Trust (a)(g)
Series 2019-2, Class A4 4.00%, due 8/25/49	1,036,335	1,044,473
Series 2019-3, Class A3 4.00%, due 9/25/49	1,480,353	1,507,184
Series 2019-5, Class A4 4.00%, due 11/25/49	1,231,054	1,241,428
Seasoned Loans Structured Transaction Trust Series 2019-1, Class A1 3.50%, due 5/25/29	2,556,843	2,695,213
		11,001,513
Total Mortgage-Backed Securities (Cost $208,898,308)		214,422,783

Municipal Bonds 0.2%
New York 0.2%
New York State Thruway Authority, Revenue Bonds Series M 2.90%, due 1/1/35	2,020,000	2,138,211

Total Municipal Bonds (Cost $2,020,000)		2,138,211

U.S. Government & Federal Agencies 30.8%
Fannie Mae (Collateralized Mortgage Obligation) 0.2%
Series 2018-26, Class P 3.50%, due 8/25/46	2,153,263	2,217,151
Series 1991-66, Class J 8.125%, due 6/25/21	33	34
		2,217,185
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 4.1%
3.00%, due 4/1/47	1,825,394	1,885,366
3.00%, due 12/1/47	466,445	480,273
3.50%, due 1/1/43	1,345,692	1,451,618
3.50%, due 1/1/44	2,368,128	2,505,443
3.50%, due 1/1/45	1,889,079	2,031,161
3.50%, due 11/1/45	1,763,465	1,866,180
3.50%, due 3/1/46	3,102,280	3,309,254
4.00%, due 6/1/42	2,831,677	3,028,632
4.00%, due 3/1/45	1,316,393	1,416,404
4.00%, due 2/1/48	2,665,256	2,813,048
4.00%, due 8/1/48	6,596,928	6,901,981
4.00%, due 10/1/48	1,862,592	2,015,544
4.00%, due 2/1/49	2,446,947	2,566,057
4.50%, due 8/1/44	1,341,314	1,502,301
4.50%, due 12/1/44	5,964,459	6,525,604
4.50%, due 4/1/46	635,020	693,528
4.50%, due 8/1/47	1,303,401	1,444,258
4.50%, due 7/1/48	6,261,658	6,630,077
4.50%, due 9/1/48	4,368,280	4,632,455
5.00%, due 11/1/41	1,896,783	2,105,554
6.50%, due 4/1/37	58,085	65,998
		55,870,736
Federal National Mortgage Association (Mortgage Pass-Through Securities) 10.7%
2.50%, due 12/1/37	4,393,652	4,496,505
3.00%, due 12/1/37	2,218,200	2,304,160
3.00%, due 5/1/38	4,525,937	4,684,379
3.00%, due 10/1/44	3,856,643	4,004,420
3.00%, due 1/1/45	3,283,562	3,409,164
3.00%, due 3/1/47	4,746,936	4,901,570
3.00%, due 12/1/47	552,916	570,941
3.00%, due 6/1/57	5,127,519	5,316,974
3.50%, due 3/1/37	734,239	779,352
3.50%, due 2/1/42	3,388,128	3,555,414
3.50%, due 2/1/43	1,374,156	1,481,540
3.50%, due 5/1/43	3,865,155	4,085,755
3.50%, due 7/1/43	3,669,886	3,943,700
3.50%, due 11/1/44	1,942,151	2,053,394
3.50%, due 12/1/44	1,375,559	1,466,548
3.50%, due 11/1/45	3,904,313	4,117,375
3.50%, due 3/1/46	7,702,322	8,144,451
3.50%, due 2/1/48	8,839,247	9,183,358
4.00%, due 7/1/38	2,461,578	2,621,430
4.00%, due 8/1/38	1,595,775	1,710,110
4.00%, due 10/1/38	6,268,066	6,690,621
4.00%, due 3/1/42	1,362,915	1,455,999
4.00%, due 1/1/43	2,437,836	2,606,971
4.00%, due 1/1/46	6,016,409	6,470,670
4.00%, due 3/1/46	631,290	677,711
4.00%, due 6/1/48	5,380,971	5,649,636
4.00%, due 9/1/48	4,995,303	5,329,235
4.00%, due 2/1/49	1,966,354	2,058,911
4.50%, due 2/1/41	2,046,679	2,254,573
4.50%, due 4/1/41	640,234	712,870
4.50%, due 8/1/42	10,213,121	11,177,975
4.50%, due 12/1/43	3,378,726	3,684,572
4.50%, due 8/1/44	1,829,225	1,997,507
4.50%, due 6/1/48	6,503,385	6,912,097
4.50%, due 7/1/48	4,288,836	4,551,932
5.00%, due 9/1/33	2,174,630	2,412,021
5.00%, due 9/1/41	541,642	600,945
5.00%, due 10/1/41	2,735,963	3,034,057
5.50%, due 7/1/41	2,428,753	2,739,901
6.00%, due 4/1/37	9,001	9,832
6.00%, due 10/1/37	27,095	29,342
6.00%, due 7/1/39	495,504	570,384
6.50%, due 10/1/39	490,268	559,140
		145,017,442
United States Treasury Bonds 7.5%
2.25%, due 8/15/49	16,260,000	17,117,461
2.375%, due 11/15/49	54,805,000	59,262,187
4.375%, due 11/15/39	10,370,000	14,730,261
4.375%, due 5/15/40	1,930,000	2,747,687
4.50%, due 5/15/38	5,715,000	8,145,438
		102,003,034
United States Treasury Notes 6.2%
1.375%, due 1/31/22	71,900,000	71,961,790
1.50%, due 1/31/25	6,210,000	6,224,312
1.75%, due 11/15/29	5,815,000	5,936,070
		84,122,172
United States Treasury Inflation - Indexed Notes 2.1%
0.75%, due 7/15/28 (h)	6,394,003	6,895,758
0.875%, due 1/15/29 (h)	19,894,235	21,684,861
		28,580,619
Total U.S. Government & Federal Agencies (Cost $398,049,442)		417,811,188

Total Long-Term Bonds (Cost $1,247,256,603)		1,311,105,521

	Shares
Common Stocks 0.0%‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	1	4

Media 0.0% ‡
ION Media Networks, Inc. (i)(j)(k)(l)	2	794

Total Common Stocks (Cost $0)		798

Short-Term Investments 4.1%
Affiliated Investment Company 3.7%
MainStay U.S. Government Liquidity Fund, 1.40% (m)	49,805,550	49,805,550

Unaffiliated Investment Company 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (m)(n)	6,039,590	6,039,590

Total Short-Term Investments (Cost $55,845,140)		55,845,140

Total Investments (Cost $1,303,101,743)	100.7%	1,366,951,459
Other Assets, Less Liabilities	(0.7)	(9,037,200)
Net Assets	100.0%	$1,357,914,259

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2020.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating rate - Rate shown was the rate in effect as of January 31, 2020.
(e)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $5,841,481. The Fund received cash collateral with a value of $6,039,590.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2020.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2020.
(h)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Illiquid security - As of January 31, 2020, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $794, which represented less than one-tenth of a percent of the Fund's net assets.
(k)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2020, the total market value of the fair valued security was $794, which represented less than one-tenth of a percent of the Fund's net assets.
(l)	Restricted security.
(m)	Current yield as of January 31, 2020.
(n)	Represents a security purchased with cash collateral received for securities on loan.

As of January 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
2-Year United States Treasury Note	1,003	March 2020	$216,364,718	$217,008,454	$643,736
Euro Bund	18	March 2020	3,432,651	3,494,304	61,653
United States Treasury Bond	68	March 2020	10,794,839	11,120,125	325,286
United States Treasury Ultra Bond	176	March 2020	32,683,104	34,089,000	1,405,896
Total Long Contracts					2,436,571
Short Contracts
10-Year United States Treasury Note	(230)	March 2020	(29,840,781)	(30,280,938)	(440,157)
10-Year United States Treasury Ultra Note	(399)	March 2020	(56,928,645)	(58,116,844)	(1,188,199)
5-Year United States Treasury Note	(353)	March 2020	(42,146,121)	(42,473,070)	(326,949)
Euro-BTP	(22)	March 2020	(3,471,221)	(3,611,797)	(140,576)
Total Short Contracts					(2,095,881)
Net Unrealized Appreciation					$340,690

1.	As of January 31, 2020, cash in the amount of $924,873 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2020.

The following abbreviations are used in the preceding pages:

BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$42,287,368	$—	$42,287,368
Corporate Bonds	—	609,065,235	—	609,065,235
Foreign Government Bonds	—	12,320,362	—	12,320,362
Loan Assignments	—	13,060,374	—	13,060,374
Mortgage-Backed Securities	—	214,422,783	—	214,422,783
Municipal Bonds	—	2,138,211	—	2,138,211
U.S. Government & Federal Agencies	—	417,811,188	—	417,811,188
Total Long-Term Bonds	—	1,311,105,521	—	1,311,105,521
Common Stocks (b)	4	—	794	798
Short-Term Investments
Affiliated Investment Company	49,805,550	—	—	49,805,550
Unaffiliated Investment Company	6,039,590	—	—	6,039,590
Total Short-Term Investments	55,845,140	—	—	55,845,140
Total Investments in Securities	55,845,144	1,311,105,521	794	1,366,951,459
Other Financial Instruments
Futures Contracts (c)	2,436,571	—	—	2,436,571
Total Investments in Securities and Other Financial Instruments	$58,281,715	$1,311,105,521	$794	$1,369,388,030

Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (c)	$(2,095,881)	$—	$—	$(2,095,881)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $794 is held in Media within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2020
Common Stock	$793	$-	$-	$1	$-	$-	$-	$-	$794	1
Total	$793	$-	$-	$1	$-	$-	$-	$-	$794	$1

MainStay MacKay U.S. Equity Opportunities Fund

Portfolio of Investments  January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 95.2% †
Aerospace & Defense 3.1%
Arconic, Inc.	4,500	$134,775
Boeing Co.	2,500	795,675
Curtiss-Wright Corp.	1,900	276,317
Huntington Ingalls Industries, Inc.	2,378	620,658
Lockheed Martin Corp.	4,513	1,932,106
Northrop Grumman Corp.	3,553	1,330,847
Raytheon Co.	5,300	1,170,982
Spirit AeroSystems Holdings, Inc., Class A	13,200	862,224
Textron, Inc.	6,900	316,917
TransDigm Group, Inc.	190	122,223
United Technologies Corp.	8,000	1,201,600
		8,764,324
Airlines 0.3%
Delta Air Lines, Inc.	7,600	423,624
Southwest Airlines Co.	2,900	159,442
United Airlines Holdings, Inc. (a)	2,400	179,520
		762,586
Automobiles 0.3%
Tesla, Inc. (a)	1,383	899,738

Banks 3.0%
Bank of America Corp. (b)	120,683	3,962,023
Bank OZK (b)	15,900	432,162
Citigroup, Inc. (b)	21,768	1,619,757
Signature Bank (b)	11,300	1,603,357
Wells Fargo & Co. (b)	19,567	918,475
		8,535,774
Beverages 0.4%
Coca-Cola Co.	11,089	647,597
Monster Beverage Corp. (a)	1,600	106,560
PepsiCo., Inc.	3,084	437,990
		1,192,147
Biotechnology 2.1%
AbbVie, Inc.	14,800	1,199,096
Alexion Pharmaceuticals, Inc. (a)	2,400	238,536
Alkermes PLC (a)	3,300	57,453
Alnylam Pharmaceuticals, Inc. (a)	700	80,353
Amgen, Inc.	5,958	1,287,226
Biogen, Inc. (a)	1,850	497,373
BioMarin Pharmaceutical, Inc. (a)	1,400	116,900
Bluebird Bio, Inc. (a)	300	23,907
Exact Sciences Corp. (a)	1,000	93,280
Exelixis, Inc. (a)	5,100	87,720
Gilead Sciences, Inc.	12,900	815,280
Incyte Corp. (a)	2,100	153,447
Ionis Pharmaceuticals, Inc. (a)	800	46,656
Neurocrine Biosciences, Inc. (a)	800	80,064
Regeneron Pharmaceuticals, Inc. (a)	897	303,132
Sarepta Therapeutics, Inc. (a)	500	57,980
Seattle Genetics, Inc. (a)	860	93,215
United Therapeutics Corp. (a)	800	78,136
Vertex Pharmaceuticals, Inc. (a)	2,417	548,780
		5,858,534
Building Products 0.4%
Fortune Brands Home & Security, Inc.	1,600	109,936
Masco Corp.	1,100	52,272
Owens Corning	13,800	834,762
Resideo Technologies, Inc. (a)	500	5,090
		1,002,060
Capital Markets 2.3%
Ameriprise Financial, Inc.	9,842	1,627,965
E*TRADE Financial Corp.	2,900	123,598
Evercore, Inc., Class A	20,100	1,540,062
Legg Mason, Inc.	5,400	211,410
LPL Financial Holdings, Inc.	16,200	1,492,506
State Street Corp.	21,600	1,633,608
		6,629,149
Chemicals 1.2%
Cabot Corp.	3,400	135,490
CF Industries Holdings, Inc.	800	32,224
Dow, Inc. (a)	7,533	347,045
DuPont de Nemours, Inc.	7,266	371,874
Ecolab, Inc.	600	117,666
Linde PLC	1,000	203,130
LyondellBasell Industries N.V., Class A	10,893	848,129
Sherwin-Williams Co.	2,304	1,283,305
		3,338,863
Commercial Services & Supplies 0.3%
Clean Harbors, Inc. (a)	11,000	904,420
Republic Services, Inc.	300	28,515
		932,935
Communications Equipment 0.7%
Cisco Systems, Inc.	41,725	1,918,098

Construction & Engineering 0.2%
AECOM (a)	8,600	414,778
Fluor Corp.	900	16,101
		430,879
Consumer Finance 2.8%
American Express Co.	14,300	1,857,141
Capital One Financial Corp.	16,700	1,666,660
Discover Financial Services	2,700	202,851
OneMain Holdings, Inc.	20,600	872,822
SLM Corp.	171,500	1,872,780
Synchrony Financial	45,600	1,477,896
		7,950,150
Containers & Packaging 0.3%
Ardagh Group S.A.	500	9,540
Berry Global Group, Inc. (a)	500	21,260
WestRock Co.	23,000	897,000
		927,800
Distributors 0.5%
LKQ Corp. (a)	44,700	1,461,020

Diversified Consumer Services 0.1%
Frontdoor, Inc. (a)	7,400	315,092

Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B (a)	13,234	2,970,107
Equitable Holdings, Inc.	62,200	1,494,044
Voya Financial, Inc.	10,600	633,138
		5,097,289
Diversified Telecommunication Services 2.1%
AT&T, Inc.	36,069	1,356,916
CenturyLink, Inc.	48,300	659,778
Verizon Communications, Inc.	64,638	3,842,082
		5,858,776
Electric Utilities 0.5%
PPL Corp.	29,500	1,067,605
Southern Co.	6,500	457,600
		1,525,205
Electrical Equipment 0.5%
Acuity Brands, Inc.	6,700	789,729
Eaton Corp. PLC	4,200	396,774
Hubbell, Inc.	600	85,938
Regal Beloit Corp.	2,900	227,534
		1,499,975
Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc. (a)	14,600	1,108,724
Avnet, Inc.	28,700	1,047,263
CDW Corp.	9,600	1,252,320
Jabil, Inc.	29,141	1,133,294
SYNNEX Corp.	8,900	1,226,064
Zebra Technologies Corp., Class A (a)	206	49,238
		5,816,903
Energy Equipment & Services 0.9%
Helmerich & Payne, Inc.	32,600	1,321,930
Patterson-UTI Energy, Inc.	142,000	1,127,480
Schlumberger, Ltd.	2,700	90,477
		2,539,887
Entertainment 2.2%
Lions Gate Entertainment Corp., Class B (a)	142,500	1,329,525
Netflix, Inc. (a)	3,219	1,110,845
Take-Two Interactive Software, Inc. (a)	12,800	1,595,392
Walt Disney Co.	14,949	2,067,596
		6,103,358
Equity Real Estate Investment Trusts 3.2%
American Campus Communities, Inc.	1,300	59,631
American Homes 4 Rent, Class A	2,500	68,325
American Tower Corp.	4,300	996,482
Americold Realty Trust	1,800	62,046
Apartment Investment & Management Co., Class A	1,333	70,262
Apple Hospitality REIT, Inc.	800	12,016
AvalonBay Communities, Inc.	1,300	281,697
Boston Properties, Inc.	1,500	215,025
Brixmor Property Group, Inc.	1,100	21,956
Camden Property Trust	900	101,187
Colony Capital, Inc.	21,100	98,537
Columbia Property Trust, Inc.	700	14,770
CoreSite Realty Corp.	100	11,745
Corporate Office Properties Trust	1,400	41,678
Crown Castle International Corp.	4,000	599,360
CubeSmart	700	22,169
CyrusOne, Inc.	1,200	73,020
Douglas Emmett, Inc.	1,600	66,400
Duke Realty Corp.	3,600	130,716
Empire State Realty Trust, Inc., Class A	5,100	69,156
EPR Properties	300	21,411
Equinix, Inc.	816	481,220
Equity LifeStyle Properties, Inc.	1,700	123,675
Equity Residential	3,600	299,088
Essex Property Trust, Inc.	593	183,688
Extra Space Storage, Inc.	1,100	121,748
Gaming and Leisure Properties, Inc.	2,000	94,510
Healthpeak Properties, Inc.	1,900	68,381
Highwoods Properties, Inc.	400	20,044
Host Hotels & Resorts, Inc.	6,948	113,530
Hudson Pacific Properties, Inc.	500	18,170
Invitation Homes, Inc.	5,000	157,350
Iron Mountain, Inc.	2,800	88,508
Lamar Advertising Co., Class A	800	74,248
Life Storage, Inc.	200	22,636
Mid-America Apartment Communities, Inc.	1,200	164,652
Omega Healthcare Investors, Inc.	900	37,755
Outfront Media, Inc.	20,800	618,592
Paramount Group, Inc.	700	9,842
Park Hotels & Resorts, Inc.	2,300	50,462
Prologis, Inc.	6,200	575,856
Public Storage	1,500	335,640
Rayonier, Inc.	1,500	45,570
Regency Centers Corp.	700	43,428
Retail Properties of America, Inc., Class A	2,600	31,590
SBA Communications Corp.	1,100	274,516
Service Properties Trust	1,600	34,528
Simon Property Group, Inc.	3,000	399,450
SITE Centers Corp.	800	10,168
Sun Communities, Inc.	900	145,953
UDR, Inc.	2,900	138,939
Ventas, Inc.	3,700	214,082
VEREIT, Inc.	10,300	100,528
Vornado Realty Trust	1,700	111,809
Weingarten Realty Investors	1,200	34,920
Welltower, Inc.	4,100	348,131
Weyerhaeuser Co.	7,500	217,125
WP Carey, Inc.	1,600	134,592
		8,982,513
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	5,900	1,802,568
Kroger Co.	17,000	456,620
Sprouts Farmers Market, Inc. (a)	81,300	1,270,719
Sysco Corp.	7,600	624,264
U.S. Foods Holding Corp. (a)	37,800	1,518,426
Walmart, Inc.	8,500	973,165
		6,645,762
Food Products 1.6%
Bunge, Ltd.	26,900	1,410,367
Pilgrim's Pride Corp. (a)	46,000	1,198,300
Seaboard Corp.	98	377,850
Tyson Foods, Inc., Class A	18,800	1,553,444
		4,539,961
Health Care Equipment & Supplies 1.8%
DENTSPLY SIRONA, Inc.	7,600	425,600
Edwards Lifesciences Corp. (a)	500	109,930
Hill-Rom Holdings, Inc.	13,400	1,426,966
Hologic, Inc. (a)	13,700	733,224
Medtronic PLC	700	80,808
STERIS PLC	5,900	889,071
Varian Medical Systems, Inc. (a)	10,050	1,412,728
West Pharmaceutical Services, Inc.	300	46,785
		5,125,112
Health Care Providers & Services 3.4%
AmerisourceBergen Corp.	17,900	1,531,524
Anthem, Inc.	7,373	1,955,909
Cardinal Health, Inc.	7,400	378,954
Cigna Corp. (a)	10,700	2,058,466
HCA Healthcare, Inc.	1,300	180,440
Humana, Inc.	5,311	1,785,771
McKesson Corp.	12,006	1,712,176
		9,603,240
Hotels, Restaurants & Leisure 3.5%
Aramark	34,700	1,531,658
Extended Stay America, Inc.	101,600	1,312,672
Hilton Grand Vacations, Inc. (a)	31,900	1,017,929
McDonald's Corp.	5,900	1,262,423
MGM Resorts International	48,600	1,509,516
Norwegian Cruise Line Holdings, Ltd. (a)	27,300	1,470,105
Starbucks Corp.	17,900	1,518,457
Yum China Holdings, Inc.	5,000	215,350
		9,838,110
Household Durables 0.9%
NVR, Inc. (a)	261	996,229
PulteGroup, Inc.	20,600	919,790
Toll Brothers, Inc.	16,700	740,812
		2,656,831
Household Products 1.6%
Procter & Gamble Co.	35,259	4,393,976
Spectrum Brands Holdings, Inc.	1,090	66,937
		4,460,913
Independent Power & Renewable Electricity Producers 1.0%
AES Corp.	73,200	1,453,752
Vistra Energy Corp.	67,700	1,524,604
		2,978,356
Industrial Conglomerates 0.2%
3M Co.	500	79,330
Carlisle Cos., Inc.	500	78,115
Honeywell International, Inc.	2,700	467,694
		625,139
Insurance 4.4%
American International Group, Inc.	36,800	1,849,568
American National Insurance Co.	4,700	517,752
Athene Holding, Ltd., Class A (a)	32,300	1,406,988
Brighthouse Financial, Inc. (a)	37,600	1,462,640
First American Financial Corp.	15,400	954,492
Kemper Corp.	9,800	729,316
Lincoln National Corp.	6,800	370,464
Mercury General Corp.	17,300	849,257
MetLife, Inc.	35,800	1,779,618
Prudential Financial, Inc.	13,602	1,238,598
Unum Group	51,000	1,361,190
		12,519,883
Interactive Media & Services 1.9%
Alphabet, Inc., Class A (a)(b)	2,988	4,281,147
TripAdvisor, Inc.	40,300	1,100,996
		5,382,143
Internet & Direct Marketing Retail 1.4%
Booking Holdings, Inc. (a)	1,060	1,940,383
eBay, Inc.	47,100	1,580,676
Qurate Retail, Inc., Series A (a)	44,500	379,585
		3,900,644
IT Services 4.6%
Accenture PLC, Class A	6,216	1,275,585
Akamai Technologies, Inc. (a)	5,400	504,090
Alliance Data Systems Corp.	6,400	657,856
Amdocs, Ltd.	1,300	93,535
Automatic Data Processing, Inc.	3,000	514,170
Booz Allen Hamilton Holding Corp.	14,000	1,092,560
CACI International, Inc., Class A (a)	4,733	1,265,794
DXC Technology Co.	14,900	475,012
Euronet Worldwide, Inc. (a)	3,964	624,885
Fiserv, Inc. (a)	2,100	249,081
Genpact, Ltd.	2,800	123,956
Global Payments, Inc.	1,800	351,810
GoDaddy, Inc., Class A (a)	5,800	389,818
International Business Machines Corp.	13	1,868
Leidos Holdings, Inc.	12,900	1,296,063
Mastercard, Inc., Class A	8,766	2,769,530
PayPal Holdings, Inc. (a)	11,400	1,298,346
		12,983,959
Life Sciences Tools & Services 2.4%
Avantor, Inc. (a)	34,100	629,827
Bio-Rad Laboratories, Inc., Class A (a)	100	36,092
Bruker Corp.	29,200	1,444,524
Charles River Laboratories International, Inc. (a)	9,800	1,514,884
IQVIA Holdings, Inc. (a)	8,700	1,350,675
PRA Health Sciences, Inc. (a)	14,400	1,458,864
Thermo Fisher Scientific, Inc.	809	253,371
		6,688,237
Machinery 0.7%
AGCO Corp.	4,800	336,672
Allison Transmission Holdings, Inc.	1,300	57,460
Crane Co.	700	59,822
Cummins, Inc.	726	116,138
Ingersoll-Rand PLC	2,300	306,429
Oshkosh Corp.	2,100	180,684
Parker-Hannifin Corp.	500	97,845
Timken Co.	13,700	719,661
Woodward, Inc.	200	23,262
		1,897,973
Media 2.4%
Altice U.S.A., Inc., Class A (a)	5,600	153,216
Charter Communications, Inc., Class A (a)	4,402	2,277,859
Comcast Corp., Class A	74,620	3,222,838
Fox Corp., Class B (a)	29,700	1,079,001
		6,732,914
Metals & Mining 0.7%
Newmont Corp.	5,000	225,300
Reliance Steel & Aluminum Co.	7,900	906,920
Steel Dynamics, Inc.	27,300	815,724
		1,947,944
Multi-Utilities 0.4%
CenterPoint Energy, Inc.	36,000	953,280
Dominion Energy, Inc.	1,400	120,050
MDU Resources Group, Inc.	6,900	204,309
		1,277,639
Multiline Retail 0.7%
Dollar General Corp.	300	46,023
Target Corp.	16,600	1,838,284
		1,884,307
Oil, Gas & Consumable Fuels 3.6%
Chevron Corp.	30,759	3,295,519
ConocoPhillips	31,800	1,889,874
Devon Energy Corp.	12,400	269,328
Exxon Mobil Corp.	20,345	1,263,832
HollyFrontier Corp.	31,600	1,419,472
Kinder Morgan, Inc.	21,200	442,444
PBF Energy, Inc., Class A	2,840	77,532
Phillips 66	3,700	338,069
Valero Energy Corp.	12,959	1,092,573
		10,088,643
Paper & Forest Products 0.3%
Domtar Corp.	23,399	814,753

Personal Products 0.1%
Nu Skin Enterprises, Inc., Class A	11,366	370,418

Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	5,200	327,340
Horizon Therapeutics PLC (a)	13,200	455,268
Johnson & Johnson	21,692	3,229,288
Merck & Co., Inc.	15,100	1,290,144
Mylan N.V. (a)	75,700	1,621,494
Perrigo Co. PLC	28,900	1,648,456
Pfizer, Inc.	17,211	640,938
		9,212,928
Professional Services 0.4%
IHS Markit, Ltd. (a)	800	63,088
ManpowerGroup, Inc.	9,398	859,823
Robert Half International, Inc.	1,600	93,072
TransUnion	1,800	165,060
		1,181,043
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	3,300	201,465
Jones Lang LaSalle, Inc.	500	84,910
		286,375
Road & Rail 0.8%
CSX Corp.	4,400	335,896
Schneider National, Inc., Class B	37,600	837,352
Union Pacific Corp.	6,900	1,237,998
		2,411,246
Semiconductors & Semiconductor Equipment 5.9%
Applied Materials, Inc.	27,800	1,612,122
Broadcom, Inc.	7,500	2,288,700
Entegris, Inc.	20,400	1,055,904
Intel Corp.	23,632	1,510,794
KLA Corp.	3,200	530,368
Lam Research Corp.	5,300	1,580,513
MKS Instruments, Inc.	11,100	1,163,502
NVIDIA Corp.	5,700	1,347,651
Qorvo, Inc. (a)	11,400	1,206,804
QUALCOMM, Inc.	24,200	2,064,502
Skyworks Solutions, Inc.	1,700	192,355
Teradyne, Inc.	15,900	1,049,241
Texas Instruments, Inc.	9,100	1,097,915
		16,700,371
Software 8.9%
Adobe, Inc. (a)	5,010	1,759,212
Autodesk, Inc. (a)	2,000	393,700
Cadence Design Systems, Inc. (a)	18,200	1,312,402
CDK Global, Inc.	9,300	499,224
Citrix Systems, Inc.	1,300	157,586
Dropbox, Inc., Class A (a)	65,200	1,109,704
Fair Isaac Corp. (a)	469	188,716
Fortinet, Inc. (a)	11,700	1,349,712
Intuit, Inc.	2,563	718,614
Microsoft Corp.	80,808	13,755,946
NortonLifeLock, Inc.	23,950	680,659
Palo Alto Networks, Inc. (a)	400	93,912
salesforce.com, Inc. (a)	8,200	1,494,942
ServiceNow, Inc. (a)	718	242,849
SS&C Technologies Holdings, Inc.	21,200	1,335,812
Synopsys, Inc. (a)	1,400	206,514
		25,299,504
Specialty Retail 2.8%
AutoNation, Inc. (a)	19,100	810,604
AutoZone, Inc. (a)	1,082	1,144,713
Best Buy Co., Inc.	18,600	1,575,234
Home Depot, Inc.	11,529	2,629,765
Lowe's Cos., Inc.	3,000	348,720
O'Reilly Automotive, Inc. (a)	3,404	1,382,364
		7,891,400
Technology Hardware, Storage & Peripherals 0.5%
Dell Technologies, Inc., Class C (a)	22,944	1,118,979
Xerox Holdings Corp. (a)	8,900	316,573
		1,435,552
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc., Class B	12,500	1,203,750
Skechers U.S.A., Inc., Class A (a)	35,400	1,323,606
		2,527,356
Trading Companies & Distributors 0.1%
HD Supply Holdings, Inc. (a)	1,900	77,406
WESCO International, Inc. (a)	4,100	198,481
		275,887
Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	57,500	1,304,100

Total Common Stocks (Cost $228,811,952)		269,831,698

	Number of Rights
Rights 0.0%‡
Pharmaceuticals 0.0% ‡
Bristol-Myers Squibb Co. (a)	11,100	38,628

Total Rights (Cost $23,643)		38,628

	Shares
Short-Term Investment 1.9%
Affiliated Investment Company 1.9%
MainStay U.S. Government Liquidity Fund, 1.40% (c)	5,496,800	5,496,800

Total Short-Term Investment (Cost $5,496,800)		5,496,800

Total Investments, Before Investments Sold Short (Cost $234,332,395)	97.1%	275,367,126

Exchange-Traded Fund Sold Short (0.2%)
Exchange-Traded Fund (0.2%)
SPDR S&P 500 ETF Trust	(2,106)	(677,564)

Total Investment Sold Short (Proceeds $685,241)		(677,564)

Total Investments, Net of Investments Sold Short (Cost $233,647,154)	96.9	274,689,562
Other Assets, Less Liabilities	3.1	8,900,938
Net Assets	100.0%	$283,590,500

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(c)	Current yield as of January 31, 2020.

Swap Contracts

Open OTC total return equity swap contracts as of January 31, 2020 were as follows1:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)	Unrealized Appreciation
Citigroup	1-800-Flowers.Com, Inc., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	$42	$4,815
Citigroup	22nd Century Group, Inc.	1 month LIBOR BBA minus 7.25%	8/19/2020	Monthly	(99)	51,324
Citigroup	Accelerate Diagnostics, Inc.	1 month LIBOR BBA minus 20.20%	8/19/2020	Monthly	(249)	28,467
Citigroup	Alphabet, Inc., Class C	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	4,545	1,091,632
Citigroup	Altair Engineering, Inc., Class A	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(218)	31
Citigroup	Amazon.com, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	7,092	885,487
Citigroup	AMC Entertainment Holdings, Inc., Class A	1 month LIBOR BBA minus 40.75%	8/19/2020	Monthly	(304)	87,904
Citigroup	Amyris, Inc.	1 month LIBOR BBA minus 10.75%	8/19/2020	Monthly	(192)	24,982
Citigroup	Antero Midstream Corp.	1 month LIBOR BBA minus 21.40%	8/19/2020	Monthly	(269)	89,275
Citigroup	Antero Resources Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(263)	67,109
Citigroup	Apple, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	9,717	4,859,872
Citigroup	Asbury Automotive Group, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	783	7,304
Citigroup	At Home Group, Inc.	1 month LIBOR BBA minus 0.40%	8/19/2020	Monthly	(676)	213,948
Citigroup	Atkore International Group, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	399	136,660
Citigroup	Avaya Holdings Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	856	45,554
Citigroup	B&G Foods, Inc.	1 month LIBOR BBA minus 4.50%	8/19/2020	Monthly	(856)	66,700
Citigroup	Beazer Homes USA, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	213	16,032
Citigroup	Benchmark Electronics, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	715	75,215
Citigroup	BMC Stock Holdings, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	838	22,847
Citigroup	California Resources Corp.	1 month LIBOR BBA minus 11.00%	8/19/2020	Monthly	(433)	103,280
Citigroup	Cantel Medical Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(153)	16,734
Citigroup	Cara Therapeutics, Inc.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(52)	5,745
Citigroup	Central Garden & Pet Co., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	287	51,175
Citigroup	Cheniere Energy, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(784)	49,619
Citigroup	Codexis, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(674)	28,377
Citigroup	Cognex Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(795)	148
Citigroup	Coherent, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(857)	136,021
Citigroup	Compass Minerals International, Inc.	1 month LIBOR BBA minus 0.50%	8/19/2020	Monthly	(867)	22,382
Citigroup	Conn's, Inc.	1 month LIBOR BBA minus 0.50%	8/19/2020	Monthly	(613)	270,744
Citigroup	Cree, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(284)	14,225
Citigroup	Customers BanCorp, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	195	17,030
Citigroup	Diamond Offshore Drilling, Inc.	1 month LIBOR BBA minus 1.10%	8/19/2020	Monthly	(203)	16,928
Citigroup	Diamondback Energy, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(145)	26,444
Citigroup	Diebold Nixdorf, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	198	103,053
Citigroup	Digimarc Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(73)	13,717
Citigroup	DMC Global, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(440)	30,320
Citigroup	Dorman Products, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(874)	78,258
Citigroup	Dril-Quip, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(875)	122,484
Citigroup	Duluth Holdings, Inc., Class B	1 month LIBOR BBA minus 2.50%	8/19/2020	Monthly	(278)	77,666
Citigroup	Elastic NV	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(451)	29,825
Citigroup	Equitrans Midstream Corp.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(177)	46,160
Citigroup	Erie Indemnity Co., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(910)	27,506
Citigroup	Evo Payments, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(515)	21,772
Citigroup	Evolus, Inc.	1 month LIBOR BBA minus 4.00%	8/19/2020	Monthly	(859)	194,951
Citigroup	Extraction Oil & Gas, Inc.	1 month LIBOR BBA minus 4.00%	8/19/2020	Monthly	(270)	115,664
Citigroup	Facebook, Inc., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	4,702	208
Citigroup	FARO Technologies, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(436)	6,982
Citigroup	First Solar, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(814)	65,409
Citigroup	Fitbit, Inc., Class A	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(447)	8,460
Citigroup	Five Below, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(891)	87,126
Citigroup	ForeScout Technologies, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(418)	39,135
Citigroup	GameStop Corp. Class A	1 month LIBOR BBA minus 18.70%	8/19/2020	Monthly	(413)	97,486
Citigroup	General Electric Co.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	117	22,968
Citigroup	Gogo, Inc.	1 month LIBOR BBA minus 2.60%	8/19/2020	Monthly	(402)	6,101
Citigroup	Golar LNG Ltd.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(256)	64,277
Citigroup	GoPro, Inc., Class A	1 month LIBOR BBA minus 0.75%	8/19/2020	Monthly	(262)	23,701
Citigroup	Grand Canyon Education, Inc.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(877)	164,768
Citigroup	Great Lakes Dredge & Dock Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	484	10,976
Citigroup	Group 1 Automotive, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	759	117,266
Citigroup	GrubHub, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(532)	61,206
Citigroup	Hanesbrands, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(153)	20,652
Citigroup	Harley-Davidson, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(856)	30,895
Citigroup	HP, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,382	113,889
Citigroup	Innoviva, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	376	38,023
Citigroup	Insight Enterprises, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	22	4,087
Citigroup	Installed Building Products, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	671	17,841
Citigroup	Integer Holdings Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	776	116,781
Citigroup	Interactive Brokers Group, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(879)	19,354
Citigroup	International Flavors & Fragrances, Inc.	1 month LIBOR BBA minus 0.90%	8/19/2020	Monthly	(771)	10,534
Citigroup	Investors Bancorp, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	188	4,517
Citigroup	IPG Photonics Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(869)	65,232
Citigroup	iRobot Corp.	1 month LIBOR BBA minus 3.34%	8/19/2020	Monthly	(412)	7,252
Citigroup	JPMorgan Chase & Co.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	4,662	810,608
Citigroup	KB Home	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	315	26,061
Citigroup	Lumber Liquidators Holdings, Inc.	1 month LIBOR BBA minus 2.05%	8/19/2020	Monthly	(412)	56,223
Citigroup	M/I Homes, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	293	43,855
Citigroup	Magellan Health, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	834	7,862
Citigroup	MBIA, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(899)	49,947
Citigroup	Medallia, Inc.	1 month LIBOR BBA minus 2.20%	8/19/2020	Monthly	(409)	11,213
Citigroup	MicroStrategy, Inc., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	788	17,804
Citigroup	Murphy USA, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	727	38,955
Citigroup	NetScout Systems, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	220	13,918
Citigroup	New Age Beverages Corp.	1 month LIBOR BBA minus 15.40%	8/19/2020	Monthly	(529)	214,567
Citigroup	Noble Corp. PLC	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(270)	157,037
Citigroup	Noble Energy, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(421)	37,158
Citigroup	Northwest Bancshares, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(539)	13,898
Citigroup	NuVasive, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	426	90,756
Citigroup	Okta, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(917)	8,055
Citigroup	Ollie's Bargain Outlet Holdings, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(714)	109,820
Citigroup	Omnicell, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	119	11,232
Citigroup	PagerDuty, Inc.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(443)	25,483
Citigroup	Party City Holdco, Inc.	1 month LIBOR BBA minus 1.70%	8/19/2020	Monthly	(760)	270,925
Citigroup	Paysign, Inc.	1 month LIBOR BBA minus 17.50%	8/19/2020	Monthly	(454)	42,742
Citigroup	Performance Food Group Co.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	636	83,129
Citigroup	Progress Software Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	822	89,238
Citigroup	Quaker Chemical Corp.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(356)	8,252
Citigroup	Range Resources Corp.	1 month LIBOR BBA minus 1.00%	8/19/2020	Monthly	(42)	11,652
Citigroup	Rent-A-Center, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	507	109,746
Citigroup	Royal Gold, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(415)	11,289
Citigroup	Sanmina Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	746	8,190
Citigroup	Select Medical Holdings Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	480	33,370
Citigroup	ShotSpotter, Inc.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(238)	54,175
Citigroup	Sinclair Broadcast Group, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(867)	59,668
Citigroup	Smart Global Holdings, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	625	37,960
Citigroup	Solaris Oilfield Infrastructure, Class A	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(707)	30,219
Citigroup	Sonic Automotive, Inc., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	668	77,870
Citigroup	Sprint Corp.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(215)	22,785
Citigroup	SPS Commerce, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	742	47,382
Citigroup	Stratasys Ltd.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(788)	63,143
Citigroup	Tailored Brands, Inc.	1 month LIBOR BBA minus 10.40%	8/19/2020	Monthly	(508)	94,691
Citigroup	Targa Resources Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(708)	53,177
Citigroup	Tellurian, Inc.	1 month LIBOR BBA minus 9.80%	8/19/2020	Monthly	(328)	9,999
Citigroup	Tenet Healthcare Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	709	14,898
Citigroup	The Chefs' Warehouse, Inc.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(350)	19,024
Citigroup	The Chemours, Co.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(172)	38,657
Citigroup	The Children's Place, Inc.	1 month LIBOR BBA minus 0.75%	8/19/2020	Monthly	(78)	6,823
Citigroup	The Lovesac Co.	1 month LIBOR BBA minus 0.75%	8/19/2020	Monthly	(213)	90,083
Citigroup	The RealReal Inc	1 month LIBOR BBA minus 3.80%	8/19/2020	Monthly	(410)	63,320
Citigroup	The RMR Group, Inc., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	23	571
Citigroup	TopBuild Corp	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	283	15,013
Citigroup	Trinity Industries, Inc.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(206)	3,028
Citigroup	Under Armour, Inc. Class A	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(87)	4,215
Citigroup	United States Steel Corp.	1 month LIBOR BBA minus 0.70%	8/19/2020	Monthly	(332)	49,932
Citigroup	UnitedHealth Group, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	3,331	546,304
Citigroup	Universal Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	822	14,442
Citigroup	Upland Software, Inc.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(75)	4,437
Citigroup	Upwork, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(564)	163,508
Citigroup	Urban Outfitters, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(85)	3,513
Citigroup	ViewRay, Inc.	1 month LIBOR BBA minus 0.70%	8/19/2020	Monthly	(261)	56,964
Citigroup	Virtu Financial, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(994)	84,957
Citigroup	Visa, Inc., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	3,022	332,869
Citigroup	Vocera Communications, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(473)	3,800
Citigroup	WaVe Life Sciences Ltd.	1 month LIBOR BBA minus 1.75%	8/19/2020	Monthly	(738)	541,682
Citigroup	WD-40 Co.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(481)	16,019
Citigroup	Whiting Petroleum Corp.	1 month LIBOR BBA minus 0.50%	8/19/2020	Monthly	(157)	67,540
Citigroup	World Fuel Services Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	466	3,025
Citigroup	World Wrestling Entertainment, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(848)	178,997
Citigroup	Yext, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(617)	2,816
						$15,911,003

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)	Unrealized Depreciation
Citigroup	2U, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(368)	(16,554)
Citigroup	Acadia Healthcare Co, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(762)	(82,619)
Citigroup	Adaptive Biotechnologies Corp.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(430)	(12,139)
Citigroup	Albemarle Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(726)	(140,850)
Citigroup	Alteryx, Inc., Class A	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(424)	(133,638)
Citigroup	Ambac Financial Group, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(655)	(26,475)
Citigroup	Amneal Pharmaceuticals, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	875	(64,141)
Citigroup	Apache Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(260)	(17,113)
Citigroup	Applied Optoelectronics, Inc.	1 month LIBOR BBA minus 2.05%	8/19/2020	Monthly	(343)	(43,913)
Citigroup	Atlas Air Worldwide Holdings, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(124)	(5,426)
Citigroup	Axonics Modulation Technologies, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(353)	(93,951)
Citigroup	Bandwidth, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(87)	(5,098)
Citigroup	Beyond Meat, Inc.	1 month LIBOR BBA minus 4.60%	8/19/2020	Monthly	(270)	(117,134)
Citigroup	Boise Cascade Co.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	528	(28,919)
Citigroup	Builders FirstSource, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	707	(5,876)
Citigroup	Cardlytics, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(93)	(133,473)
Citigroup	Carvana Co.	1 month LIBOR BBA minus 0.50%	8/19/2020	Monthly	(370)	(18,554)
Citigroup	Ceridian HCM Holding, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(511)	(111,619)
Citigroup	Coca-Cola Consolidated, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	947	(78,008)
Citigroup	Cohu, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(299)	(2,543)
Citigroup	Colfax Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(65)	(12,209)
Citigroup	CommVault Systems, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	510	(1,243)
Citigroup	CONMED Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	821	(38,700)
Citigroup	Cornerstone OnDemand, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	706	(493)
Citigroup	Coupa Software, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(330)	(72,299)
Citigroup	CryoPort, Inc.	1 month LIBOR BBA minus 0.65%	8/19/2020	Monthly	(359)	(81,233)
Citigroup	Cutera, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	391	(89,557)
Citigroup	Darling Ingredients, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	336	(21,869)
Citigroup	Delek US Holdings, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	575	(111,506)
Citigroup	Dorian LPG Ltd.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	316	(38,102)
Citigroup	Ebix, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	95	(15,762)
Citigroup	Element Solutions, Inc.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(502)	(10,103)
Citigroup	Energizer Holdings, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(691)	(85,754)
Citigroup	Etsy, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(387)	(76,556)
Citigroup	Everbridge, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(765)	(123,472)
Citigroup	Everi Holdings, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	521	(22,565)
Citigroup	Evolent Health, Inc., Class A	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(411)	(24,477)
Citigroup	Flagstar BanCorp, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	695	(39,593)
Citigroup	Floor & Decor Holdings, Inc., Class A	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(357)	(7,970)
Citigroup	Fox Factory Holding Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(818)	(11,122)
Citigroup	Glacier BanCorp, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(32)	(1,867)
Citigroup	Goosehead Insurance, Inc. Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(427)	(84,617)
Citigroup	Grocery Outlet Holding Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(873)	(23,774)
Citigroup	GTT Communications, Inc.	1 month LIBOR BBA minus 79.20%	8/19/2020	Monthly	(287)	(168,085)
Citigroup	Guardant Health, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(417)	(811)
Citigroup	HealthEquity, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(727)	(72,342)
Citigroup	Herman Miller, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	220	(31,023)
Citigroup	HMS Holdings Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	375	(52,580)
Citigroup	Huntsman Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	918	(100,040)
Citigroup	Impinj, Inc.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(456)	(42,349)
Citigroup	Infinera Corp.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(374)	(26,444)
Citigroup	Inseego Corp.	1 month LIBOR BBA minus 28.40%	8/19/2020	Monthly	(285)	(104,183)
Citigroup	iRhythm Technologies, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(439)	(74,646)
Citigroup	John B Sanfilippo & Son, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	436	(48,513)
Citigroup	Lantheus Holdings, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,054	(245,153)
Citigroup	LendingTree, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(854)	(16,929)
Citigroup	Lithia Motors, Inc., Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	848	(61,705)
Citigroup	Lyft, Inc. Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(457)	(7,871)
Citigroup	Match Group, Inc.	1 month LIBOR BBA minus 6.80%	8/19/2020	Monthly	(116)	(1,887)
Citigroup	Mattel, Inc.	1 month LIBOR BBA minus 0.60%	8/19/2020	Monthly	(355)	(102,666)
Citigroup	MongoDB, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(393)	(115,079)
Citigroup	Motorcar Parts of America, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(141)	(12,942)
Citigroup	Natus Medical, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	830	(7,481)
Citigroup	Navient Corp.	1 month LIBOR BBA minus 0.50%	8/19/2020	Monthly	(135)	(5,426)
Citigroup	nLight, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(334)	(43,988)
Citigroup	Novagold Resources, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(398)	(70,862)
Citigroup	Office Depot, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	418	(15,850)
Citigroup	Oracle Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	1,488	(77,355)
Citigroup	Overstock.com, Inc.	1 month LIBOR BBA minus 10.80%	8/19/2020	Monthly	(411)	(46,073)
Citigroup	Pan American Silver Temp	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	—	(12,802)
Citigroup	Par Pacific Holdings, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	147	(12,140)
Citigroup	PAR Technology Corp.	1 month LIBOR BBA minus 1.60%	8/19/2020	Monthly	(389)	(91,099)
Citigroup	Penumbra, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(817)	(130,399)
Citigroup	PetIQ, Inc.	1 month LIBOR BBA minus 0.60%	8/19/2020	Monthly	(398)	(89,751)
Citigroup	PetMed Express, Inc.	1 month LIBOR BBA minus 1.55%	8/19/2020	Monthly	(337)	(124,237)
Citigroup	Planet Fitness, Inc., Class A	1 month LIBOR BBA minus 0.50%	8/19/2020	Monthly	(81)	(7,554)
Citigroup	Pluralsight, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(435)	(41,970)
Citigroup	Premier, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(277)	(21,575)
Citigroup	ProPetro Holding Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	805	(51,237)
Citigroup	Pulse Biosciences, Inc.	1 month LIBOR BBA minus 3.05%	8/19/2020	Monthly	(72)	(7,975)
Citigroup	Renewable Energy Group, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(94)	(66,117)
Citigroup	RR Donnelley & Sons Co.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	38	(18,553)
Citigroup	Shake Shack, Inc., Class A	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(814)	(82,415)
Citigroup	Shockwave Medical, Inc.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(167)	(10,496)
Citigroup	Silk Road Medical, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(109)	(30,915)
Citigroup	Smartsheet, Inc. Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(424)	(41,563)
Citigroup	Spectrum Brands Holdings, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(56)	(11,220)
Citigroup	Steelcase, Inc. Class A	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	51	(2,262)
Citigroup	Stitch Fix, Inc., Class A	1 month LIBOR BBA minus 5.20%	8/19/2020	Monthly	(85)	(8,561)
Citigroup	Tabula Rasa HealthCare, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(419)	(109,094)
Citigroup	Talos Energy, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	529	(154,249)
Citigroup	The GEO Group, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	213	(1,827)
Citigroup	The Hain Celestial Group, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(529)	(90,135)
Citigroup	The New York Times Co., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(460)	(21,723)
Citigroup	The Trade Desk, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(367)	(63,361)
Citigroup	TiVo Corp.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	78	(6,875)
Citigroup	Triumph BanCorp, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(841)	(51,064)
Citigroup	Trupanion, Inc.	1 month LIBOR BBA minus 3.25%	8/19/2020	Monthly	(286)	(125,632)
Citigroup	Twilio, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(801)	(193,498)
Citigroup	UBIQUITI, Inc.	1 month LIBOR BBA minus 0.45%	8/19/2020	Monthly	(163)	(65,371)
Citigroup	Vector Group, Ltd.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	867	(8,467)
Citigroup	W&T Offshore, Inc.	1 month LIBOR BBA plus 0.35%	8/19/2020	Monthly	688	(178,912)
Citigroup	Wayfair, Inc., Class A	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(368)	(53,480)
Citigroup	Westamerica Bancorporation	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(56)	(983)
Citigroup	ZAGG, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(115)	(10,099)
Citigroup	Zillow Group, Inc., Class C	1 month LIBOR BBA minus 0.50%	8/19/2020	Monthly	(173)	(67,479)
Citigroup	Zscaler, Inc.	1 month LIBOR BBA minus 0.35%	8/19/2020	Monthly	(372)	(104,212)
						$(5,854,471)

1	As of January 31, 2020, cash in the amount of $10,089,949 was pledged from brokers for OTC swap contracts.
2	Fund pays the floating rate and receives the total return of the reference entity.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$269,831,698	$—	$—	$269,831,698
Rights	38,628	—	—	38,628
Short-Term Investment
Affiliated Investment Company	5,496,800	—	—	5,496,800
Total Investments in Securities	$275,367,126	$—	$—	$275,367,126
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	15,911,003	—	15,911,003
Total Investments in Securities and Other Financial Instruments	$275,367,126	$15,911,003	$—	$291,278,129

Liability Valuation Inputs
Exchange Traded Fund Sold Short	$(677,564)	$—	$—	$(677,564)
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	(5,854,471)	—	(5,854,471)
Total Investments in Securities Sold Short and Other Financial Instruments	$(677,564)	$(5,854,471)	$—	$(6,532,035)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Epoch Capital Growth Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 96.6% †
Australia 3.1%
CSL, Ltd. (Biotechnology)	9,622	$2,009,904
Regis Resources, Ltd. (Metals & Mining)	206,199	621,133
Saracen Mineral Holdings, Ltd. (Metals & Mining) (a)	511,461	1,352,370
		3,983,407
Canada 4.6%
Alimentation Couche-tard, Inc., Class B (Food & Staples Retailing)	40,567	1,355,810
Canadian National Railway Co. (Road & Rail)	14,596	1,363,977
Constellation Software, Inc. (Software)	1,441	1,514,661
Dollarama, Inc. (Multiline Retail)	25,769	877,984
Kirkland Lake Gold, Ltd. (Metals & Mining)	20,454	838,778
		5,951,210
China 3.0%
Autohome, Inc., ADR (Interactive Media & Services) (a)	10,877	831,873
BOC Hong Kong Holdings, Ltd. (Banks)	272,500	910,485
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Products)	40,679	629,321
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Beverages)	42,500	657,186
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	20,671	890,300
		3,919,165
Denmark 3.3%
Coloplast A/S, Class B (Health Care Equipment & Supplies)	10,242	1,293,569
Genmab A/S (Biotechnology) (a)	4,757	1,099,605
Novo Nordisk A/S, Class B (Pharmaceuticals)	20,981	1,284,475
Novozymes A/S, Class B (Chemicals)	12,226	638,527
		4,316,176
France 2.1%
Edenred (Commercial Services & Supplies)	11,823	639,749
LVMH Moet Hennessy Louis Vuitton S.E. (Textiles, Apparel & Luxury Goods)	2,913	1,277,080
Sartorius Stedim Biotech (Life Sciences Tools & Services)	4,245	763,153
		2,679,982
Hong Kong 2.1%
AIA Group, Ltd. (Insurance)	31,800	318,344
Hong Kong Exchanges & Clearing, Ltd. (Capital Markets)	32,600	1,086,303
WH Group, Ltd. (Food Products) (b)	1,307,500	1,255,884
		2,660,531
Indonesia 0.3%
PT Bank Central Asia Tbk (Banks)	173,000	410,487

Ireland 1.4%
Accenture PLC, Class A (IT Services)	8,832	1,812,415

Italy 2.3%
DiaSorin S.p.A. (Health Care Equipment & Supplies)	8,429	1,037,648
FinecoBank Banca Fineco S.p.A (Banks)	83,070	974,261
Recordati S.p.A. (Pharmaceuticals)	22,499	963,915
		2,975,824
Japan 5.4%
Digital Arts, Inc. (Software) (c)	10,500	496,147
Japan Airlines Co., Ltd. (Airlines)	37,100	1,059,706
Koito Manufacturing Co., Ltd. (Auto Components)	8,800	391,048
NEXON Co., Ltd. (Entertainment) (a)	183,500	2,514,859
Unicharm Corp. (Household Products)	53,900	1,876,340
Zenkoku Hosho Co., Ltd. (Diversified Financial Services)	13,300	578,741
		6,916,841
Jordan 0.7%
Hikma Pharmaceuticals PLC (Pharmaceuticals)	39,715	960,768

Malta 0.5%
Kindred Group PLC (Hotels, Restaurants & Leisure)	130,427	664,267

Mexico 1.0%
Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	446,300	1,305,916

Netherlands 1.5%
ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	6,849	1,931,253

Portugal 0.6%
Jeronimo Martins SGPS S.A. (Food & Staples Retailing)	44,472	766,705

Singapore 0.5%
Singapore Exchange, Ltd. (Capital Markets)	103,000	656,676

South Africa 0.5%
FirstRand, Ltd. (Diversified Financial Services)	161,906	623,524

Spain 2.4%
Amadeus IT Group S.A. (IT Services)	11,032	866,485
Industria de Diseno Textil S.A. (Specialty Retail)	66,816	2,250,485
		3,116,970
Sweden 2.4%
Atlas Copco A.B., Class B (Machinery)	27,132	845,506
Epiroc A.B. (Machinery)	41,311	468,170
Swedish Match A.B. (Tobacco)	32,292	1,829,463
		3,143,139
Switzerland 1.5%
Kuehne & Nagel International A.G. (Marine)	4,075	659,988
Partners Group Holding A.G. (Capital Markets)	836	767,953
Schindler Holding A.G., Registered (Machinery)	1,998	497,841
		1,925,782
Taiwan 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	92,000	974,544

Thailand 0.4%
Airports of Thailand PCL, NVDR (Transportation Infrastructure)	247,269	559,271

United Kingdom 3.2%
Admiral Group PLC (Insurance)	30,448	908,267
Ferguson PLC (Trading Companies & Distributors)	13,884	1,247,066
Hargreaves Lansdown PLC (Capital Markets)	42,829	975,586
Howden Joinery Group PLC (Trading Companies & Distributors)	106,702	969,955
		4,100,874
United States 53.0%
A.O. Smith Corp. (Building Products)	21,166	903,577
Adobe, Inc. (Software) (a)	2,293	805,164
Alaska Air Group, Inc. (Airlines)	29,038	1,875,564
Align Technology, Inc. (Health Care Equipment & Supplies) (a)	1,812	465,865
Alphabet, Inc., Class A (Interactive Media & Services) (a)	1,084	1,553,134
Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	495	994,316
American Express Co. (Consumer Finance)	9,886	1,283,895
Arista Networks, Inc. (Communications Equipment) (a)	3,316	740,595
Automatic Data Processing, Inc. (IT Services)	8,305	1,423,394
Boeing Co. (Aerospace & Defense)	1,735	552,198
Booking Holdings, Inc. (Internet & Direct Marketing Retail) (a)	604	1,105,652
Bruker Corp. (Life Sciences Tools & Services)	16,254	804,085
Copart, Inc. (Commercial Services & Supplies) (a)	13,419	1,361,492
Costco Wholesale Corp. (Food & Staples Retailing)	7,065	2,158,499
Dollar General Corp. (Multiline Retail)	5,531	848,511
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	2,866	807,496
Donaldson Co., Inc. (Machinery)	11,854	614,630
East West Bancorp, Inc. (Banks)	17,107	784,185
Electronic Arts, Inc. (Entertainment) (a)	9,436	1,018,333
Encompass Health Corp. (Health Care Providers & Services)	7,964	613,467
Estee Lauder Cos., Inc., Class A (Personal Products)	4,819	940,476
Expeditors International of Washington, Inc. (Air Freight & Logistics)	7,205	526,253
Fortinet, Inc. (Software) (a)	14,348	1,655,185
Gentex Corp. (Auto Components)	55,179	1,642,679
Home Depot, Inc. (Specialty Retail)	5,020	1,145,062
IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	2,804	759,912
Illumina, Inc. (Life Sciences Tools & Services) (a)	2,959	858,317
Insperity, Inc. (Professional Services)	11,730	1,024,850
Intuit, Inc. (Software)	4,462	1,251,056
Intuitive Surgical, Inc. (Health Care Equipment & Supplies) (a)	1,131	633,111
Jack Henry & Associates, Inc. (IT Services)	3,904	583,804
Jazz Pharmaceuticals PLC (Pharmaceuticals) (a)	4,199	601,927
KLA Corp. (Semiconductors & Semiconductor Equipment)	13,031	2,159,758
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	6,399	1,908,246
Liberty Media Corp-Liberty SiriusXM, Class A (Media) (a)	21,879	1,062,663
LyondellBasell Industries N.V., Class A (Chemicals)	13,326	1,037,562
Marsh & McLennan Cos., Inc. (Insurance)	7,608	851,031
Masimo Corp. (Health Care Equipment & Supplies) (a)	12,318	2,101,451
Mastercard, Inc., Class A (IT Services)	4,896	1,546,842
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	1,472	1,114,569
Microsoft Corp. (Software)	15,805	2,690,485
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	7,577	729,665
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,105	1,443,405
Paychex, Inc. (IT Services)	17,850	1,530,995
Raytheon Co. (Aerospace & Defense)	4,757	1,051,012
Rollins, Inc. (Commercial Services & Supplies)	9,529	361,626
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	15,898	1,351,807
S&P Global, Inc. (Capital Markets)	4,540	1,333,534
Southwest Airlines Co. (Airlines)	39,932	2,195,461
Starbucks Corp. (Hotels, Restaurants & Leisure)	13,760	1,167,261
TJX Cos., Inc. (Specialty Retail)	23,522	1,388,739
Union Pacific Corp. (Road & Rail)	7,189	1,289,850
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,430	1,751,853
Veeva Systems, Inc., Class A (Health Care Technology) (a)	8,708	1,276,680
Visa, Inc., Class A (IT Services)	7,608	1,513,764
Western Alliance Bancorp (Banks)	15,123	835,243
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	9,576	808,980
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	6,787	717,861
Zoetis, Inc. (Pharmaceuticals)	6,598	885,518
		68,442,545
Total Common Stocks (Cost $99,186,937)		124,798,272

Short-Term Investments 3.7%
Affiliated Investment Company 3.3%
United States 3.3%
MainStay U.S. Government Liquidity Fund, 1.40% (d)	4,360,576	4,360,576

Unaffiliated Investment Company 0.4%
United States 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (d)(e)	508,841	508,841

Total Short-Term Investments (Cost $4,869,417)		4,869,417
Total Investments (Cost $104,056,354)	100.3%	129,667,689
Other Assets, Less Liabilities	(0.3)	(443,658)
Net Assets	100.0%	$129,224,031

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $486,228. The fund received cash collateral with a value of $ 508,841
(d)	Current yield as of January 31, 2020.
(e)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
PCL	—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$124,798,272	$—	$—	$124,798,272
Short-Term Investments
Affiliated Investment Company	4,360,576	—	—	4,360,576
Unaffiliated Investment Company	508,841	—	—	508,841
Total Short-Term Investments	4,869,417	—	—	4,869,417
Total Investments in Securities	$129,667,689	$—	$—	$129,667,689

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Short Term Bond Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 100.1% †
Asset-Backed Securities 12.8%
Other Asset-Backed Securities 12.8%
Apidos CLO XXXII Series 2019-32A, Class A1 3.228% (3 Month LIBOR + 1.32%), due 1/20/33 (a)(b)	$1,500,000	$1,499,998
ARES CLO, Ltd. Series 2015-38A, Class BR 3.219%, due 4/20/30 (a)	1,500,000	1,494,447
Betony CLO 2, Ltd. Series 2018-1A, Class A1 3.016% (3 Month LIBOR + 1.08%), due 4/30/31 (a)(b)	1,590,000	1,589,998
Dryden CLO, Ltd. Series 2018-57A, Class A 3.168% (3 Month LIBOR + 1.01%), due 5/15/31 (a)(b)	1,490,000	1,487,016
Galaxy XV CLO, Ltd. Series 2013-15A, Class AR 3.20% (3 Month LIBOR + 1.20%), due 10/15/30 (a)(b)	1,000,000	1,000,033
MVW Owner Trust Series 2017-1A, Class A 2.42%, due 12/20/34 (a)	85,996	86,848
Neuberger Berman CLO, Ltd.
Series 2013-14A, Class AR2 2.793%, due 1/28/30	500,000	500,000
Series 2013-14A, Class BR2 3.263%, due 1/28/30	1,000,000	1,000,000
Orange Lake Timeshare Trust Series 2018-A, Class A 3.10%, due 11/8/30 (a)	1,105,026	1,125,077
Palmer Square CLO, Ltd. (a)(b)
Series-2015-2A, Class A1R2 2.894% (3 Month LIBOR + 1.10%), due 7/20/30	500,000	500,000
Series-2015-2A, Class A2R2 2.944% (3 Month LIBOR + 1.55%), due 7/20/30	1,000,000	1,000,000
Regatta VI Funding, Ltd. Series 2016-1A, Class BR 3.416% (3 Month LIBOR + 1.08%), due 7/20/28 (a)(b)	2,000,000	2,000,384
Venture XXVI CLO, Ltd. Series 2017-26A, Class A 3.416% (3 Month LIBOR + 1.45%), due 1/20/29 (a)(b)	1,000,000	1,000,656
Total Asset-Backed Securities (Cost $14,225,628)		14,284,457

Corporate Bonds 70.9%
Advertising 0.3%
Interpublic Group of Cos., Inc. 3.50%, due 10/1/20	375,000	378,956

Auto Manufacturers 8.8%
American Honda Finance Corp. 2.40%, due 6/27/24	1,350,000	1,381,937
BMW U.S. Capital LLC 3.45%, due 4/12/23 (a)	1,400,000	1,468,381
Daimler Finance North America LLC 2.81% (3 Month LIBOR + 0.90%), due 2/15/22 (a)(b)	1,260,000	1,273,698
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	550,000	554,739
4.063%, due 11/1/24	1,200,000	1,238,434
General Motors Financial Co., Inc. 3.70%, due 5/9/23	1,075,000	1,117,071
Harley-Davidson Financial Services, Inc. 2.395% (3 Month LIBOR + 0.50%), due 5/21/20 (a)(b)	1,140,000	1,141,276
Nissan Motor Acceptance Corp. 2.15%, due 7/13/20 (a)	900,000	900,740
Volkswagen Group of America Finance LLC 2.795% (3 Month LIBOR + 0.86%), due 9/24/21 (a)(b)	750,000	756,347
		9,832,623
Auto Parts & Equipment 0.7%
Aptiv Corp. 4.15%, due 3/15/24	750,000	807,025

Banks 22.4%
ABN AMRO Bank N.V. 2.65%, due 1/19/21 (a)	900,000	907,202
Bank of America Corp. 4.20%, due 8/26/24	1,025,000	1,114,964
Bank of Montreal 3.30%, due 2/5/24	1,450,000	1,529,400
BNP Paribas S.A. 4.25%, due 10/15/24	1,225,000	1,328,384
Citigroup, Inc. 3.75%, due 6/16/24	1,800,000	1,933,491
Credit Agricole S.A. 3.375%, due 1/10/22 (a)	925,000	950,085
Goldman Sachs Group, Inc. 3.625%, due 2/20/24	1,900,000	2,020,767
HSBC Holdings PLC 4.25%, due 8/18/25	1,600,000	1,738,527
JPMorgan Chase & Co. 3.875%, due 2/1/24	1,800,000	1,937,704
Mizuho Financial Group, Inc. (b)
2.737% (3 Month LIBOR + 0.85%), due 9/13/23	750,000	754,952
3.027% (3 Month LIBOR + 1.14%), due 9/13/21	1,575,000	1,597,363
Morgan Stanley 4.10%, due 5/22/23	1,200,000	1,278,519
Royal Bank of Canada 2.196% (3 Month LIBOR + 0.36%), due 1/17/23 (b)	1,300,000	1,302,167
Skandinaviska Enskilda Banken A.B. 2.45%, due 5/27/20 (a)	925,000	926,709
Sumitomo Mitsui Financial Group, Inc. 2.696%, due 7/16/24	1,350,000	1,387,121
Truist Financial Corp. 3.75%, due 12/6/23	1,750,000	1,869,504
Wells Fargo & Co. 3.45%, due 2/13/23	1,000,000	1,043,531
Westpac Banking Corp. 2.233% (3 Month LIBOR + 0.39%), due 1/13/23 (b)	1,375,000	1,377,178
		24,997,568
Beverages 0.8%
Keurig Dr. Pepper, Inc. 3.551%, due 5/25/21	850,000	869,725

Building Materials 0.4%
Fortune Brands Home & Security, Inc. 3.00%, due 6/15/20	410,000	411,361

Computers 0.7%
Hewlett Packard Enterprise Co. 2.567% (3 Month LIBOR + 0.68%), due 3/12/21 (b)	750,000	753,553

Diversified Financial Services 1.7%
American Express Co. 3.70%, due 8/3/23	800,000	850,135
Ameriprise Financial, Inc. 4.00%, due 10/15/23	1,025,000	1,106,617
		1,956,752
Electric 0.4%
Sempra Energy 2.40%, due 3/15/20	400,000	400,080

Electronics 1.0%
Agilent Technologies, Inc. 3.875%, due 7/15/23	1,030,000	1,093,692

Environmental Controls 0.6%
Republic Services, Inc. 5.00%, due 3/1/20	650,000	651,465

Food 1.5%
Conagra Brands, Inc. 3.20%, due 1/25/23	550,000	568,687
General Mills, Inc. 2.383% (3 Month LIBOR + 0.54%), due 4/16/21 (b)	1,140,000	1,145,711
		1,714,398
Gas 0.9%
Dominion Energy Gas Holdings LLC 3.55%, due 11/1/23	925,000	973,747

Health Care - Services 1.8%
Laboratory Corp. of America Holdings 3.25%, due 9/1/24	900,000	946,644
UnitedHealth Group, Inc. 3.50%, due 2/15/24	1,025,000	1,092,480
		2,039,124
Household Products & Wares 0.9%
Reckitt Benckiser Treasury Services PLC 2.495% (3 Month LIBOR + 0.56%), due 6/24/22 (a)(b)	1,025,000	1,029,514

Housewares 0.2%
Newell Brands, Inc. 3.85%, due 4/1/23	205,000	213,400

Insurance 1.7%
Aon PLC 3.50%, due 6/14/24	750,000	794,257
Metropolitan Life Global Funding I 3.60%, due 1/11/24 (a)	1,040,000	1,110,512
		1,904,769
Machinery - Construction & Mining 1.1%
Caterpillar Financial Services Corp. 2.85%, due 5/17/24	1,125,000	1,176,787

Machinery - Diversified 1.0%
CNH Industrial N.V. 4.50%, due 8/15/23	660,000	709,894
Rockwell Automation, Inc. 2.05%, due 3/1/20	375,000	375,027
		1,084,921
Media 3.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.50%, due 2/1/24	1,025,000	1,113,804
Discovery Communications LLC 3.80%, due 3/13/24	875,000	932,988
Walt Disney Co. 2.297% (3 Month LIBOR + 0.39%), due 9/1/22 (b)	1,880,000	1,893,278
		3,940,070
Miscellaneous - Manufacturing 1.3%
General Electric Co. 3.375%, due 3/11/24	1,350,000	1,419,176

Oil & Gas 2.3%
BP Capital Markets America, Inc. 3.216%, due 11/28/23	1,030,000	1,079,465
Occidental Petroleum Corp.
2.854% (3 Month LIBOR + 0.95%), due 2/8/21 (b)	950,000	956,897
2.90%, due 8/15/24	570,000	582,245
		2,618,607
Oil & Gas Services 1.0%
Schlumberger Holdings Corp. 3.75%, due 5/1/24 (a)	1,050,000	1,119,891

Pharmaceuticals 4.7%
AbbVie, Inc. 2.30%, due 5/14/21	1,425,000	1,434,339
Allergan Funding SCS 3.80%, due 3/15/25	380,000	408,019
Bayer U.S. Finance II LLC 3.875%, due 12/15/23 (a)	1,330,000	1,420,476
Becton Dickinson & Co. 2.894%, due 6/6/22	575,000	588,253
CVS Health Corp. 3.375%, due 8/12/24	1,320,000	1,391,633
		5,242,720
Pipelines 3.6%
Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	1,050,000	1,118,381
Kinder Morgan Energy Partners, L.P. 4.15%, due 2/1/24	1,050,000	1,124,909
MPLX, L.P. 2.785% (3 Month LIBOR + 0.90%), due 9/9/21 (b)	375,000	376,377
Phillips 66 Partners, L.P. 2.45%, due 12/15/24	550,000	556,902
Plains All American Pipeline L.P. / PAA Finance Corp. 3.85%, due 10/15/23	775,000	810,461
		3,987,030
Real Estate Investment Trusts 3.2%
Alexandria Real Estate Equities, Inc. 3.90%, due 6/15/23	1,030,000	1,093,139
American Campus Communities Operating Partnership, L.P. 3.30%, due 7/15/26	1,100,000	1,161,869
VEREIT Operating Partnership, L.P. 4.60%, due 2/6/24	850,000	927,664
Weyerhaeuser Co. 4.70%, due 3/15/21	350,000	358,710
		3,541,382
Software 1.6%
Fidelity National Information Services, Inc. 3.875%, due 6/5/24	800,000	861,135
Fiserv, Inc. 2.75%, due 7/1/24	950,000	979,137
		1,840,272
Telecommunications 2.3%
AT&T Inc. 3.55%, due 6/1/24	1,600,000	1,697,923
Telefonica Emisiones S.A. 5.134%, due 4/27/20	820,000	826,076
		2,523,999
Transportation 0.5%
Union Pacific Corp. 1.80%, due 2/1/20	615,000	615,000

Total Corporate Bonds (Cost $78,475,131)		79,137,607

Mortgage-Backed Securities 8.5%
Agency Collateral PAC CMO 0.3%
Federal Home Loan Mortgage Corporation REMIC, Series 4754, Class FM 1.98% (1 Month LIBOR + 0.30%), due 2/15/48 (b)	322,243	319,537

Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.0%
BX Commercial Mortgage Trust Series 2019-XL, Class A 2.66% (1 Month LIBOR + 0.92%), due 10/15/36 (a)(b)	1,801,000	1,806,691
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A 2.81% (1 Month LIBOR + 1.07%), due 12/15/37 (a)(b)	1,500,000	1,503,291
		3,309,982
Whole Loan (Collateralized Mortgage Obligations) 5.2%
COLT Mortgage Loan Trust Series 2019-3, Class A1 2.764%, due 8/25/49 (a)(c)	1,512,765	1,518,434
JP Morgan Mortgage Trust (a)(b)
Series 2019-1, Class A11 2.742% (1 Month LIBOR + 0.95%), due 5/25/49	1,940,404	1,942,697
Series 2019-2, Class A11 2.742% (1 Month LIBOR + 0.95%), due 8/25/49	1,476,403	1,478,064
New Residential Mortgage Loan Trust Series 2020-NQM1, Class A1 2.464%, due 1/26/60 (a)(c)	300,000	300,992
Sequoia Mortgage Trust Series 2020-1, Class A1 3.50%, due 2/25/50 (a)(c)	550,000	564,107
		5,804,294
Total Mortgage-Backed Securities (Cost $9,424,260)		9,433,813

U.S. Government & Federal Agencies 7.9%
Federal Home Loan Bank 2.0%
1.625%, due 12/20/21	850,000	853,693
2.125%, due 12/30/24	900,000	900,429
2.15%, due 12/16/24	540,000	540,193
		2,294,315
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.3%
1.97%, due 2/6/25	650,000	650,008
2.00%, due 5/28/24	500,000	500,600
2.10%, due 1/17/25	425,000	425,239
2.375%, due 1/13/22	1,000,000	1,019,023
		2,594,870
Federal National Mortgage Association 0.4%
1.375%, due 9/6/22	450,000	450,282

United States Treasury Notes 3.2%
1.625%, due 11/15/22	3,500,000	3,529,805

Total U.S. Government & Federal Agencies (Cost $8,807,341)		8,869,272
Total Long-Term Bonds (Cost $110,932,360)		111,725,149

Short-Term Investments 3.7%
Commercial Paper 2.7%
Praxair, Inc. 1.521%, due 2/3/20 (d)	3,000,000	2,999,750
Total Commercial Paper (Cost $2,999,750)		2,999,750

Repurchase Agreement 1.0%
RBC Capital Markets 1.57%, dated 1/31/20 due 2/3/20 Proceeds at Maturity $1,150,150 (Collateralized by United States Treasury Notes with a rate of 2.75% and a maturity dates between 7/31/23 and 8/31/25 with a Principal Amount of $1,118,100 and a Market Value of $1,173,248)	1,150,000	1,150,000
Total Repurchase Agreement (Cost $1,150,000)		1,150,000
Total Short-Term Investments (Cost $4,149,750)		4,149,750
Total Investments (Cost $115,082,110)	103.8%	115,874,899
Other Assets, Less Liabilities	(3.8)	(4,287,656)
Net Assets	100.0%	$111,587,243

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2020.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2020.
(d)	Interest rate shown represents yield to maturity.

Futures Contracts

As of January 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
2-Year United States Treasury Note	158	March 2020	$34,069,545	$34,184,781	$115,236
Total Long Contracts					115,236

Short Contracts
5-Year United States Treasury Note	(191)	March 2020	(22,737,634)	(22,981,180)	(243,546)
10-Year United States Treasury Note	(14)	March 2020	(1,813,194)	(1,843,187)	(29,993)
Total Short Contracts					(273,539)
Net Unrealized Depreciation					$(158,303)

1.	As of January 31, 2020, cash in the amount of $125,236 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2020.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund’s assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$14,284,457	$—	$14,284,457
Corporate Bonds	—	79,137,607	—	79,137,607
Mortgage-Backed Securities	—	9,433,813	—	9,433,813
U.S. Government & Federal Agencies	—	8,869,272	—	8,869,272
Total Long-Term Bonds	—	111,725,149	—	111,725,149
Short-Term Investments
Commercial Paper	—	2,999,750	—	2,999,750
Repurchase Agreements	—	1,150,000	—	1,150,000
Total Short-Term Investments	—	4,149,750	—	4,149,750
Total Investments in Securities	—	115,874,899	—	115,874,899
Other Financial Instruments
Futures Contracts (b)	115,236	—	—	115,236
Total Investments in Securities and Other Financial Instruments	$115,236	$115,874,899	$—	$115,990,135

Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$(273,539)	$—	$—	$(273,539)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Moderate Growth Allocation Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.7% †
Equity Funds 76.0%
IQ 50 Percent Hedged FTSE International ETF (a)	760,461	$16,091,355
IQ 500 International ETF (a)	1,057,148	28,975,475
IQ Chaikin U.S. Large Cap ETF (a)	1,504,575	39,454,470
IQ Chaikin U.S. Small Cap ETF (a)	1,064,016	27,829,977
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	1,927,348	17,481,045
MainStay Epoch Capital Growth Fund Class I (a)	606,314	7,888,147
MainStay Epoch International Choice Fund Class I (a)	887,548	31,996,088
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,713,619	47,432,982
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	3,855,224	66,733,923
MainStay Large Cap Growth Fund Class R6	6,405,411	66,680,330
MainStay MacKay Common Stock Fund Class I (a)	910,413	22,532,724
MainStay MacKay Emerging Markets Equity Fund Class R6 (a)	1,947,262	17,252,745
MainStay MacKay Growth Fund Class I (a)	1,435,820	54,819,619
MainStay MacKay International Equity Fund Class R6 (a)	820,391	14,438,887
MainStay MacKay International Opportunities Fund Class I (a)	3,671,766	26,657,024
MainStay MacKay S&P 500 Index Fund Class I	59,988	2,727,044
MainStay MacKay Small Cap Core Fund Class I (a)	1,835,139	46,796,057
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	1,193,887	9,586,912
MainStay MAP Equity Fund Class I (a)	1,313,137	56,136,606
Total Equity Funds (Cost $504,589,070)		601,511,410
Fixed Income Funds 20.7%
IQ S&P High Yield Low Volatility Bond ETF	97,065	2,469,605
MainStay Floating Rate Fund Class R6 (a)	1,335,126	12,229,753
MainStay MacKay Convertible Fund Class I	611,996	11,340,290
MainStay MacKay High Yield Municipal Bond Fund Class R6 (a)	994,829	13,151,642
MainStay MacKay Infrastructure Bond Fund Class R6 (a)	2,268,665	20,145,746
MainStay MacKay Short Duration High Yield Fund Class I	5,523,637	54,518,296
MainStay MacKay Total Return Bond Fund Class R6 (a)	3,556,749	39,266,509
MainStay MacKay Unconstrained Bond Fund Class R6 (a)	312,783	2,752,487
MainStay Short Term Bond Class I (a)	747,382	7,982,035
Total Fixed Income Funds (Cost $158,649,693)		163,856,363
Total Affiliated Investment Company (Cost $663,238,763)		765,367,773

Short-Term Investment 3.2%
Affiliated Investment Companies 3.2%
MainStay U.S. Government Liquidity Fund, 1.40% (b)	25,649,907	25,649,907

Total Short-Term Investment (Cost $25,649,907)		25,649,907
Total Investments (Cost $688,888,670)	99.9%	791,017,680
Other Assets, Less Liabilities	0.1	644,966
Net Assets	100.0%	$791,662,646

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2020, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(b)	Current yield as of January 31, 2020.

Swap Contracts

Open OTC total return equity swap contracts as of January 31, 2020 were as follows1:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[3]
Citibank	iShares Core U.S. Aggregate Bond ETF	1 Month LIBOR plus 0.60%	1/12/2020	Monthly	31,498	$—
Citibank	Russell 2000 Total Return Index	1 Month LIBOR minus 0.09%	7/12/2020	Monthly	(19,137)	—
Citibank	Russell Midcap Total Return Index	1 Month LIBOR minus 0.25%	7/12/2020	Monthly	(12,259)	—
Citibank	S&P 500 Total Return Index	1 Month LIBOR plus 0.23%	10/26/2020	Monthly	30,239	—
						$—

1	As of January 31, 2020, cash in the amount of $909,477 was pledged from brokers for OTC swap contracts.
2	Fund pays or receives the floating rate and receives or pays the total return of the reference entity.
3	Reflects the value at reset date as of January 31, 2020.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund’s assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$601,511,410	$—	$—	$601,511,410
Fixed Income Funds	163,856,363	—	—	163,856,363
Short-Term Investments	25,649,907	—	—	25,649,907
Total Investments in Securities	$791,017,680	$—	$—	$791,017,680

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Moderate Allocation Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.2% †
Equity Funds 55.2%
IQ 50 Percent Hedged FTSE International ETF	746,007	$15,785,508
IQ 500 International ETF (a)	820,661	22,493,579
IQ Chaikin U.S. Large Cap ETF (a)	1,153,457	30,247,103
IQ Chaikin U.S. Small Cap ETF (a)	567,287	14,837,732
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	1,356,455	12,303,047
MainStay Epoch Capital Growth Fund Class I (a)	557,205	7,249,243
MainStay Epoch International Choice Fund Class I (a)	607,803	21,911,307
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,204,126	33,330,216
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,831,698	49,016,690
MainStay Large Cap Growth Fund Class R6	4,367,435	45,464,994
MainStay MacKay Common Stock Fund Class I (a)	862,035	21,335,366
MainStay MacKay Emerging Markets Equity Fund Class R6 (a)	1,370,451	12,142,192
MainStay MacKay Growth Fund Class I (a)	1,027,845	39,243,117
MainStay MacKay International Equity Fund Class R6	397,654	6,998,710
MainStay MacKay International Opportunities Fund Class I (a)	2,475,785	17,974,198
MainStay MacKay S&P 500 Index Fund Class I	43,370	1,971,610
MainStay MacKay Small Cap Core Fund Class I (a)	937,718	23,911,803
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	1,061,684	8,525,319
MainStay MAP Equity Fund Class I (a)	988,599	42,262,595
Total Equity Funds (Cost $358,467,549)		427,004,329
Fixed Income Funds 41.0%
IQ S&P High Yield Low Volatility Bond ETF	114,679	2,917,755
MainStay Floating Rate Fund Class R6 (a)	1,284,855	11,769,268
MainStay MacKay Convertible Fund Class I	550,596	10,202,545
MainStay MacKay High Yield Municipal Bond Fund Class R6 (a)	997,691	13,189,476
MainStay MacKay Infrastructure Bond Fund Class R6 (a)	2,229,673	19,799,495
MainStay MacKay Short Duration High Yield Fund Class I	5,389,364	53,193,025
MainStay MacKay Total Return Bond Fund Class R6 (a)	17,442,791	192,568,413
MainStay MacKay Unconstrained Bond Fund Class R6 (a)	623,730	5,488,821
MainStay Short Term Bond Class I (a)	728,256	7,777,772
Total Fixed Income Funds (Cost $307,219,859)		316,906,570
Total Affiliated Investment Companies (Cost $665,687,408)		743,910,899

Short-Term Investment 3.7%
Affiliated Investment Company 3.7%
MainStay U.S. Government Liquidity Fund, 1.40% (b)	28,406,116	28,406,116

Total Short-Term Investment (Cost $28,406,116)		28,406,116

Total Investments (Cost $694,093,524)	99.9%	772,317,015
Other Assets, Less Liabilities	0.1	1,001,889
Net Assets	100.0%	$773,318,904

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2020, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(b)	Current yield as of January 31, 2020.

Swap Contracts

Open OTC total return equity swap contracts as of January 31, 2020 were as follows1:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[3]
Citigroup	iShares Core U.S. Aggregate Bond ETF	1 month LIBOR plus 0.60%	12/01/2020	Monthly	30,496	$—
Citigroup	Russell 1000 Value Total Return Index	1 month LIBOR plus 0.36%	12/07/2020	Monthly	3,735	—
Citigroup	Russell 2000 Total Return Index	1 month LIBOR minus 0.09%	12/07/2020	Monthly	(20,336)	—
Citigroup	Russell Midcap Total Return Index	1 month LIBOR minus 0.25%	12/07/2020	Monthly	(12,761)	—
Citigroup	S&P 500 Total Return Index	1 month LIBOR plus 0.269%	10/26/2020	Monthly	28,554	—
						$—

1	As of January 31, 2020, cash in the amount of $908,885 was pledged from brokers for OTC swap contracts.
2	Portfolio pays or receives the floating rate and receives or pays the total return of the reference entity.
3	Reflects the value at reset date as of January 31, 2020.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund’s assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$427,004,329	$—	$—	$427,004,329
Fixed Income Funds	316,906,570	—	—	316,906,570
Short-Term Investments	28,406,116	—	—	28,406,116
Total Investments in Securities	$772,317,015	$—	$—	$772,317,015

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2020 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Fund’s assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Funds' third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of January 31, 2020, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2020, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of January 31, 2020, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of January 31, 2020, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of January 31, 2020, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay MacKay Short Duration High Yield Fund

Asset Class	Fair Value at 1/31/20*	Valuation Technique	Unobservable Inputs	Inputs/Range
Corporate Bonds	$14,087,179	Income Approach	Spread Adjustment	0.93% - 5.78%

	109,032	Market Approach	Implied natural gas price	$2.25

Loan Assignment	2,935,847	Market Approach	Implied natural gas price	$2.25

Common Stocks	789,601	Market Approach	EBITDA Multiple	5.75x-8.75x
			Estimated Volatility	25.00%

	0	Market Approach	Implied natural gas price	$2.25

	$17,921,659

* The table above does not include a Level 3 investment that was valued by a broker without adjustment. As of January 31, 2020, the value of this investment was $3,120,000. The input for this investment was not readily available or cannot be reasonably estimated.

A portfolio investment may be classified as an illiquid investment under a Fund’s written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund’s investments, as shown in their respective accompanying Portfolio of Investments, was determined as of January 31, 2020, and can change at any time.

Investments in Affiliates (in 000s) During the period ended January 31, 2020, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:

MainStay Candriam Emerging Markets Equity Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$133	$5,642	$(5,176)	$—	$—	$599	$1	$—	599

MainStay Conservative Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales		Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$9,330	$29	$(175)	$9		$121	$9,314	$41	$—	440
IQ 500 International ETF	1,176	8,326	—	—		(247)	9,255	37	—	338
IQ Chaikin U.S. Large Cap ETF	9,302	2,111	(1,542)	10		286	10,167	59	—	388
IQ Chaikin U.S. Small Cap ETF	15,236	—	(8,327)	158		99	7,166	20	—	274
IQ Enhanced Core Bond U.S. ETF	5,522	—	(5,482)	220		(260)	—	19	—	—
IQ Global Resources ETF	4,033	21	(4,171)	273		(156)	—	72	—	—
IQ S&P High Yield Low Volatility Bond ETF	5,670	18	(2,493)	0	(a)	14	3,209	53	—	126
MainStay Candriam Emerging Markets Equity Fund Class R6	5,308	118	(964)	(67)		162	4,557	118	—	502
MainStay Epoch Capital Growth Fund Class I	4,071	234	(13)	0	(a)	(62)	4,230	29	193	325
MainStay Epoch International Choice Fund Class I	6,984	194	(202)	8		88	7,072	194	—	196
MainStay Epoch U.S. All Cap Fund Class R6	11,000	1,156	(230)	18		(557)	11,387	75	1,063	411
MainStay Epoch U.S. Equity Yield Fund Class R6	13,985	1,463	(88)	4		58	15,422	92	244	891
MainStay Floating Rate Fund Class R6	24,302	231	(6,394)	(115)		404	18,428	231	—	2,012
MainStay Large Cap Growth Fund Class R6	12,824	4,481	(118)	0	(a)	(192)	16,995	10	1,315	1,633
MainStay MAP Equity Fund Class I	15,247	1,323	(442)	26		(312)	15,842	140	1,094	371
MainStay MacKay Common Stock Fund Class I	7,244	480	(102)	4		(74)	7,552	96	350	305
MainStay MacKay Convertible Fund Class I	5,485	135	(8)	0	(a)	214	5,826	28	95	314
MainStay MacKay Emerging Markets Equity Fund Class R6	5,329	205	(1,021)	77		(92)	4,498	205	—	508
MainStay MacKay Growth Fund Class I	12,400	1,229	(254)	18		369	13,762	81	371	360
MainStay MacKay High Yield Municipal Bond Fund Class I	8,054	—	(7,756)	—		(298)	—	2	—	—
MainStay MacKay High Yield Municipal Bond Fund Class R6	—	7,840	(7)	0	(a)	448	8,281	71	—	626
MainStay MacKay Infrastructure Bond Fund Class I	6,147	—	(6,160)	—		13	—	1	—	—
MainStay MacKay Infrastructure Bond Fund Class R6	—	12,051	(961)	(9)		233	11,314	63	—	1,274
MainStay MacKay International Equity Fund Class R6	132	2,131	—	—		(37)	2,226	12	50	126
MainStay MacKay International Opportunities Fund Class I	5,065	525	(4)	(1)		(363)	5,222	487	—	719
MainStay MacKay S&P 500 Index Fund Class I	2,077	324	(823)	(31)		(144)	1,403	42	282	31
MainStay MacKay Short Duration High Yield Fund Class I	35,989	6,321	—	—		88	42,398	520	—	4,296
MainStay MacKay Short Term Municipal Fund Class I	4,411	—	(4,406)	28		(33)	—	2	—	—
MainStay MacKay Small Cap Core Fund Class I	15,364	71	(2,266)	141		(34)	13,276	69	—	521
MainStay MacKay Total Return Bond Fund Class R6	34,229	145,775	(601)	1		3,235	182,639	1,295	—	16,543
MainStay MacKay U.S. Equity Opportunities Fund Class I	9,784	1,105	(8,695)	1,106		(1,741)	1,559	389	713	194
MainStay MacKay Unconstrained Bond Fund Class R6	3,967	21	(1,555)	23		(5)	2,451	21	—	278
MainStay Short Term Bond Class I (b)	141,545	142	(135,779)	6,101		(7,435)	4,574	31	90	428
MainStay U.S. Government Liquidity Fund	10,116	26,258	(20,429)	—		—	15,945	60	—	15,945
	$451,328	$224,318	$(221,468)	$8,002		$(6,210)	$455,970	$4,665	$5,860

MainStay Epoch Capital Growth Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$1,025	$5,581	$(2,245)	$—	$—	$4,361	$6	$—	4,361

MainStay Epoch Global Equity Yield Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$38,943	$70,244	$(83,393)	$—	$—	$25,794	$149	$—	25,794

MainStay Epoch International Choice Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$6,081	$22,122	$(21,669)	$—	$—	$6,534	$22	$—	6,534

MainStay Epoch U.S. All Cap Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$17,292	$100,143	$(108,821)	$—	$—	$8,614	$67	$—	8,614

MainStay Epoch U.S. Equity Yield Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$21,574	$43,610	$(43,622)	$—	$—	$21,562	$76	$—	21,562

MainStay MacKay Small Cap Core Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$4	$6,750	$(6,754)	$—	$—	$—	$1	$—	—

MainStay Floating Rate Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$1,221	$7,000	$—	$—	$(43)	$8,178	$52	$—	1,450

MainStay Growth Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$7,505	$44	$(22)	$3	$101	$7,631	$34	$—	361
IQ 500 International ETF	14,317	7,468	(514)	(1)	(316)	20,954	95	—	765
IQ Chaikin U.S. Large Cap ETF	24,618	2,872	(5,734)	134	734	22,624	141	—	863
IQ Chaikin U.S. Small Cap ETF	20,869	—	(6,100)	30	194	14,993	44	—	573
IQ Global Resources ETF	5,523	32	(5,716)	413	(252)	—	99	—	—
MainStay Candriam Emerging Markets Equity Fund Class R6	9,688	366	(285)	(38)	110	9,841	215	—	1,085
MainStay Epoch Capital Growth Fund Class I	3,679	230	—	—	(56)	3,853	27	174	296
MainStay Epoch International Choice Fund Class I	17,938	523	(576)	11	227	18,123	511	—	503
MainStay Epoch U.S. All Cap Fund Class R6	30,671	2,981	(4,618)	154	(1,537)	27,651	196	2,786	999
MainStay Epoch U.S. Equity Yield Fund Class R6	34,230	7,085	(214)	18	41	41,160	249	663	2,378
MainStay Large Cap Growth Fund Class R6	35,734	8,761	(149)	1	(367)	43,980	26	3,688	4,225
MainStay MAP Equity Fund Class I	32,198	6,140	(385)	28	(734)	37,247	298	2,337	871
MainStay MacKay Common Stock Fund Class I	16,093	1,647	(8)	(1)	(149)	17,582	216	786	710
MainStay MacKay Emerging Markets Equity Fund Class R6	9,707	544	(375)	13	(165)	9,724	370	—	1,098
MainStay MacKay Growth Fund Class I	33,828	1,860	(139)	4	1,131	36,684	223	1,027	961
MainStay MacKay International Equity Fund Class R6	8,803	2,722	(20)	0 (a)	116	11,621	73	300	660
MainStay MacKay International Opportunities Fund Class I	13,720	3,685	—	—	(1,021)	16,384	1,387	—	2,257
MainStay MacKay S&P 500 Index Fund Class I	1,011	159	(999)	252	(375)	48	21	138	1
MainStay MacKay Small Cap Core Fund Class I	25,180	2,775	(260)	91	(132)	27,654	130	—	1,084
MainStay MacKay U.S. Equity Opportunities Fund Class I	14,983	1,287	(10,687)	1,023	(1,642)	4,964	454	833	618
MainStay U.S. Government Liquidity Fund	14,546	20,617	(20,528)	—	—	14,635	53	—	14,635
	$374,841	$71,798	$(57,329)	$2,135	$(4,092)	$387,353	$4,862	$12,732

MainStay MacKay Emerging Markets Equity Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$1,468	$(1,468)	$—	$—	$—	$0	(a)	$—	—

MainStay MacKay Growth Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$29	$9,410	$(9,439)	$—	$—	$—	$1	$—	—

MainStay MacKay International Opportunities Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$8,451	$16,467	$(12,819)	$—	$—	$12,099	$40	$—	12,099

MainStay MacKay S&P 500 Index Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$19,480	$(19,327)	$—	$—	$153	$1	$—	153

MainStay MacKay Total Return Bond Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$83,216	$517,320	$(550,730)	$—	$—	$49,806	$243	$—	49,806

MainStay MacKay U.S. Equity Opportunities Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$4,851	$22,404	$(21,758)	$—	$—	$5,497	$35	$—	5,497

MainStay Moderate Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales		Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$15,546	$52	$(28)	$0	(a)	$216	$15,786	$69		$—	746
IQ 500 International ETF	1,882	21,230	—	—		(618)	22,494	89		—	821
IQ Chaikin U.S. Large Cap ETF	28,035	5,203	(3,896)	48		857	30,247	178		—	1,153
IQ Chaikin U.S. Small Cap ETF	23,409	—	(8,840)	91		178	14,838	37		—	567
IQ Enhanced Core Bond U.S. ETF	12,227	—	(12,137)	556		(646)	—	41		—	—
IQ Global Resources ETF	9,998	58	(10,348)	611		(319)	—	179		—	—
IQ S&P High Yield Low Volatility Bond ETF	2,907	11	(8)	0	(a)	8	2,918	30		—	115
MainStay Candriam Emerging Markets Equity Fund Class R6	15,196	327	(3,388)	(397)		565	12,303	288		—	1,356
MainStay Epoch Capital Growth Fund Class I	6,950	405	—	—		(106)	7,249	50		329	557
MainStay Epoch International Choice Fund Class I	23,833	636	(2,922)	236		128	21,911	636		—	608
MainStay Epoch U.S. All Cap Fund Class R6	34,988	3,638	(3,504)	64		(1,856)	33,330	239		3,399	1,204
MainStay Epoch U.S. Equity Yield Fund Class R6	47,672	1,343	(182)	2		182	49,017	314		832	2,832
MainStay Floating Rate Fund Class R6	21,721	265	(10,428)	(63)		274	11,769	171		—	1,285
MainStay Large Cap Growth Fund Class R6	39,680	6,712	(500)	4		(431)	45,465	28		3,928	4,367
MainStay MAP Equity Fund Class I	40,469	3,361	(800)	139		(906)	42,263	372		2,916	989
MainStay MacKay Common Stock Fund Class I	20,375	1,334	(174)	(11)		(189)	21,335	272		987	862
MainStay MacKay Convertible Fund Class I	9,594	243	(8)	0	(a)	374	10,203	48		166	551
MainStay MacKay Emerging Markets Equity Fund Class R6	15,195	495	(3,442)	107		(213)	12,142	495		—	1,370
MainStay MacKay Growth Fund Class I	37,221	1,518	(717)	50		1,171	39,243	242		1,115	1,028
MainStay MacKay High Yield Municipal Bond Fund Class I	12,816	—	(12,344)	—		(472)	—	4		—	—
MainStay MacKay High Yield Municipal Bond Fund Class R6	—	12,484	(6)	0	(a)	711	13,189	113		—	998
MainStay MacKay Infrastructure Bond Fund Class I	12,636	—	(12,672)	—		36	—	0	(a)	—	—
MainStay MacKay Infrastructure Bond Fund Class R6	—	20,751	(1,328)	(23)		399	19,799	120		—	2,230
MainStay MacKay International Equity Fund Class R6	3,192	3,819	(3)	0	(a)	(9)	6,999	42		173	398
MainStay MacKay International Opportunities Fund Class I	17,506	1,723	—	—		(1,255)	17,974	1,684		—	2,476
MainStay MacKay S&P 500 Index Fund Class I	2,517	393	(692)	(41)		(205)	1,972	51		342	43
MainStay MacKay Short Duration High Yield Fund Class I	51,223	1,820	(3)	0	(a)	153	53,193	671		—	5,389
MainStay MacKay Short Term Municipal Fund Class I	7,372	—	(7,364)	49		(57)	—	4		—	—
MainStay MacKay Small Cap Core Fund Class I	23,590	440	(159)	7		34	23,912	123		—	938
MainStay MacKay Total Return Bond Fund Class R6	60,946	129,920	(1,398)	(6)		3,106	192,568	1,294		—	17,443
MainStay MacKay U.S. Equity Opportunities Fund Class I	22,306	2,049	(14,780)	2,310		(3,360)	8,525	724		1,326	1,062
MainStay MacKay Unconstrained Bond Fund Class R6	8,821	48	(3,420)	36		4	5,489	48		—	624
MainStay Short Term Bond Class I (b)	110,962	291	(102,373)	4,236		(5,338)	7,778	53		153	728
MainStay U.S. Government Liquidity Fund	15,350	50,451	(37,395)	—		—	28,406	111		—	28,406
	$756,135	$271,020	$(255,259)	$8,005		$(7,584)	$772,317	$8,820		$15,666

MainStay Moderate Growth Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales		Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions		Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$15,867	$24	$(21)	$3		$218	$16,091	$71		$—		760
IQ 500 International ETF	8,599	21,061	—	—		(685)	28,975	113		—		1,057
IQ Chaikin U.S. Large Cap ETF	35,695	7,005	(4,359)	76		1,037	39,454	225		—		1,505
IQ Chaikin U.S. Small Cap ETF	40,245	—	(12,865)	(177)		627	27,830	80		—		1,064
IQ Enhanced Core Bond U.S. ETF	23	—	(23)	1		(1)	—	0	(a)	—		—
IQ Enhanced Core Plus Bond U.S. ETF	2,598	—	(2,578)	100		(120)	—	10		—		—
IQ Global Resources ETF	13,494	45	(13,933)	796		(402)	—	241		—		—
IQ S&P High Yield Low Volatility Bond ETF	2,524	6	(67)	1		6	2,470	26		—		97
MainStay Candriam Emerging Markets Equity Fund Class R6	18,898	400	(2,013)	(210)		406	17,481	401		—		1,927
MainStay Epoch Capital Growth Fund Class I	7,586	424	(7)	1		(116)	7,888	55		357		606
MainStay Epoch International Choice Fund Class I	33,737	948	(3,178)	392		97	31,996	948		—		888
MainStay Epoch U.S. All Cap Fund Class R6	46,102	4,961	(1,373)	49		(2,306)	47,433	313		4,453		1,714
MainStay Epoch U.S. Equity Yield Fund Class R6	65,947	1,828	(1,282)	1		240	66,734	434		1,152		3,855
MainStay Floating Rate Fund Class R6	25,041	378	(13,417)	(70)		298	12,230	187		—		1,335
MainStay Large Cap Growth Fund Class R6	55,662	12,225	(558)	5		(654)	66,680	40		5,527		6,405
MainStay MAP Equity Fund Class I	52,871	5,458	(1,173)	352		(1,371)	56,137	483		3,791		1,313
MainStay MacKay Common Stock Fund Class I	21,316	1,429	—	—		(212)	22,533	286		1,037		910
MainStay MacKay Convertible Fund Class I	10,900	251	(227)	0	(a)	416	11,340	55		187		612
MainStay MacKay Emerging Markets Equity Fund Class R6	18,985	688	(2,213)	15		(222)	17,253	687		—		1,947
MainStay MacKay Growth Fund Class I	46,227	7,913	(850)	52		1,478	54,820	301		1,388		1,436
MainStay MacKay High Yield Municipal Bond Fund Class I	12,398	—	—	—		(492)	—	4		—		—
MainStay MacKay High Yield Municipal Bond Fund Class R6	—	12,430	(8)	(0	)(a)	730	13,152	111		0	(a)	995
MainStay MacKay Infrastructure Bond Fund Class I	12,541	—	—	—		36	—	0	(a)	—		—
MainStay MacKay Infrastructure Bond Fund Class R6	—	21,194	(1,428)	(23)		406	20,146	122		—		2,269
MainStay MacKay International Equity Fund Class R6	9,653	4,755	(63)	6		88	14,439	86		355		820
MainStay MacKay International Opportunities Fund Class I	26,011	2,515	(7)	0	(a)	(1,862)	26,657	2,498		—		3,672
MainStay MacKay S&P 500 Index Fund Class I	4,828	755	(2,349)	408		(915)	2,727	98		657		60
MainStay MacKay Short Duration High Yield Fund Class I	51,734	2,829	(198)	(2)		155	54,518	688		—		5,524
MainStay MacKay Short Term Municipal Fund Class I	7,403	—	(7,396)	47		(54)	—	4		—		—
MainStay MacKay Small Cap Core Fund Class I	48,628	286	(2,297)	458		(279)	46,796	252		—		1,835
MainStay MacKay Total Return Bond Fund Class R6	16,673	22,271	(240)	(1)		564	39,267	243		—		3,557
MainStay MacKay U.S. Equity Opportunities Fund Class I	28,074	2,400	(19,771)	3,171		(4,287)	9,587	847		1,553		1,194
MainStay MacKay Unconstrained Bond Fund Class R6	7,622	31	(4,925)	51		(27)	2,752	31		—		313
MainStay Short Term Bond Class I (b)	15,836	4,953	(12,556)	(64)		(187)	7,982	54		158		747
MainStay U.S. Government Liquidity Fund	15,613	60,997	(50,960)	—		—	25,650	92		—		25,650
	$779,331	$200,457	$(186,818)	$5,438		$(7,390)	$791,018	$10,086		$20,615

(a)	Less than $500.
(b)	Prior to December 5, 2019, known as MainStay Indexed Bond Fund Class I.